UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:
Robert Griffith, Esq.	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, New York 10282	New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: November 30

Date of reporting period: May 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds Semi-Annual Report May 31, 2024 Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs MLP Energy Infrastructure Fund

Effective January 24, 2023, open-end mutual funds and exchange-traded funds are required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds will be required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to investors. Other information, including financial statements, will no longer appear in a fund’s shareholder report, but will be available online, delivered free of charge upon request, and filed with the Securities and Exchange Commission on a semi-annual basis on Form N-CSR. The new requirements have a compliance date of July 24, 2024.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs MLP Energy Infrastructure Fund

The following are highlights both of key factors affecting energy-related equity markets and of any key changes made to the Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) during the six months ended May 31, 2024 (the “Reporting Period”). A streamlined annual shareholder report covering the 12 months ended November 30, 2024 will be provided to Fund shareholders, per new Securities and Exchange Commission (“SEC”) requirements with a compliance date of July 24, 2024.

Market and Economic Review

∎

During the Reporting Period, energy infrastructure master limited partnerships (“MLPs”), as measured by the Alerian MLP Index,[1] generated a total return of 10.24% during the Reporting Period. The broader midstream[2] sector, as measured by the Alerian Midstream Energy Index[3] (AMNA) (which includes both energy MLPs and “C” corporations), recorded a total return of 12.23% during the same period.

∎

When the Reporting Period began in December 2023, energy-related equities were rather resilient despite ongoing macroeconomic uncertainty, which had persisted through much of 2023, and amid a pullback in crude oil prices, driven by heightened geopolitical tensions with the October outbreak of war in the Middle East.

∎

Energy-related equities subsequently advanced, broadly posting gains through the end of the Reporting Period. Strong midstream equity performance was underpinned by a supportive commodity price backdrop and improvement in how investors viewed the sector’s value proposition.

∎

Midstream energy fundamentals were some of the most attractive they had historically been, with many midstream energy companies generating record amounts of free cash flow. This, in turn, gave companies the ability to de-lever significantly, creating less volatility in equity prices.

∎

Management teams have been intently focused on maximizing shareholder value, i.e., they have been more disciplined on capital expenditures, and on returning excess free cash flow to shareholders through dividend growth and share buyback programs. Such management focus helped drive equity price performance.

∎

During the Reporting Period, there was a divergence in midstream equity performance, with energy infrastructure MLPs outperforming energy infrastructure “C” corporations. As a reminder, the midstream opportunity set includes companies structured as MLPs and “C” corporations, with “C” corporations currently representing the majority of the midstream market capitalization. The Goldman Sachs Liquid Real Assets Team (the “Team”) believes such MLP outperformance can largely be attributed to two factors.

∎

First, MLP valuation mean reversion for MLP multiples. (Mean reversion is a financial theory positing that asset prices and historical returns eventually revert to their long-term mean or average level. Multiples refers to a class of different indicators that can be used to value a security. A multiple is simply a ratio that is calculated by dividing the market or estimated value of an asset by a specific item on the financial statements.)

∎

Second, continued consolidation in the MLP market segment, with “C” corporations buying MLPs for a premium, which has benefited MLPs’ performance and created a technical tailwind for many of the smaller MLPs. Notably, MLP-only indices have reallocated consolidation proceeds to a smaller MLP universe.

∎

At the end of the Reporting Period, the Team considered the midstream sector a compelling investment opportunity due to a strong commodity price backdrop, healthy fundamentals and discounted valuations.

Fund Changes and Highlights

No material changes were made to the Fund during the Reporting Period.

[1]

Source: Alerian. The Alerian MLP Index is the leading gauge of energy infrastructure MLPs. The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMZ) and on a total-return basis (AMZX). It is not possible to invest directly in an unmanaged index.

[2]

The midstream component of the energy industry is usually defined as those companies providing products or services that help link the supply side (i.e., energy producers) and the demand side (i.e., energy end-users for any type of energy commodity). Such midstream businesses can include, but are not limited to, those that process, store, market and transport various energy commodities.

[3]

Source: Alerian. The Alerian Midstream Energy Index is a broad-based composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return (AMNA) and on a total-return (AMNAX) basis. It is not possible to invest directly in an unmanaged index.

1

FUND BASICS

Goldman Sachs MLP Energy Infrastructure Fund

as of May 31, 2024

PERFORMANCE REVIEW

December 1, 2023–May 31, 2024	Fund Total Return (based on NAV)[1]	Alerian MLP Index (Total Return, Unhedged, USD)[2]

Class A	9.76%	10.24%

Class C	9.33	10.24

Institutional	9.98	10.24

Investor	9.90	10.24

Class R6	9.96	10.24

Class R	9.61	10.24

Class P	9.96	10.24

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Alerian MLP Index (Total Return, Unhedged, USD) is a composite of the 50 most prominent energy master limited partnerships calculated by S&P Global Ratings using a float-adjusted market capitalization methodology. The Alerian MLP Index is disseminated by the New York Stock Exchange real-time on a price return basis (NYSE: AMZ). The corresponding total return index is calculated and disseminated daily through ticker AMZX. The Alerian MLP Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 5/31/24‡

Holding	% of Net Assets	Line of Business

Energy Transfer LP	12.5%	Pipeline Transportation | Natural Gas
MPLX LP	12.2	Gathering + Processing
Sunoco LP	11.4	Marketing | Wholesale
Enterprise Products Partners LP	10.1	Pipeline Transportation | Natural Gas
Plains All American Pipeline LP	10.1	Pipeline Transportation | Petroleum
Western Midstream Partners LP	8.3	Gathering + Processing
Hess Midstream LP	5.2	Gathering + Processing
EnLink Midstream LLC	4.8	Gathering + Processing
Cheniere Energy, Inc.	3.9	Other | Liquefaction
DT Midstream, Inc.	3.6	Pipeline Transportation | Natural Gas

‡	The top 10 holdings may not be representative of the Fund’s future investments.

2

FUND BASICS

FUND SECTOR ALLOCATIONS*

*

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. Underlying sector allocations of exchange-traded funds and other investment companies held by the fund are not reflected in the graph above. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

3

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Schedule of Investments May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 103.1%

Gathering + Processing – 39.2%
5,964,769	EnLink Midstream LLC*	$75,692,919
2,318,764	Hess Midstream LP Class A	80,577,049
314,179	Kinetik Holdings, Inc.	12,878,197
4,666,864	MPLX LP	189,848,028
306,476	ONEOK, Inc.	24,824,556
445,227	Targa Resources Corp.	52,639,188
3,485,212	Western Midstream Partners LP	130,068,112
1,101,718	Williams Cos., Inc.	45,732,314

		612,260,363

Integrated – 1.0%
134,843	Exxon Mobil Corp.	15,811,690

Marketing | Retail – 0.8%
618,805	Suburban Propane Partners LP	12,580,306

Marketing | Wholesale – 12.0%
187,810	Global Partners LP Class E	9,076,857
3,480,778	Sunoco LP	177,519,678

		186,596,535

Other | Liquefaction – 6.3%
750,301	Cheniere Energy Partners LP	36,141,999
379,054	Cheniere Energy, Inc.	59,810,931
243,832	NextDecade Corp.*	1,745,837

		97,698,767

Pipeline Transportation | Natural Gas – 28.3%
515,756	Atlas Energy Solutions, Inc.	12,491,610
825,140	DT Midstream, Inc.	55,350,391
12,437,609	Energy Transfer LP	194,897,333
5,539,431	Enterprise Products Partners LP	157,873,784
460,474	Kodiak Gas Services, Inc.	12,686,059
226,518	Pembina Pipeline Corp.	8,410,613

		441,709,790

Pipeline Transportation | Petroleum – 12.9%
211,461	Delek Logistics Partners LP	8,378,085

Shares	Description	Value

Common Stocks – (continued)

Pipeline Transportation | Petroleum - (continued)
220,378	Enbridge, Inc.	$8,061,427
1,837,276	Genesis Energy LP	23,002,696
724,768	NGL Energy Partners LP*	4,116,682
9,239,973	Plains All American Pipeline LP	157,171,941

		200,730,831

Services | Midstream – 1.6%
991,443	USA Compression Partners LP	24,290,354

Services | Upstream – 1.0%
792,214	Archrock, Inc.	16,034,411

TOTAL COMMON STOCKS (Cost $1,388,050,557)		$1,607,713,047

Shares	Dividend Rate	Value

Investment Company(a) – 0.2%

Goldman Sachs Financial Square Government Fund — Institutional Shares
3,041,670	5.227%	$3,041,670
(Cost $3,041,670)

TOTAL INVESTMENTS – 103.3% (Cost $1,391,092,227)		$1,610,754,717

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.3)%		(50,736,299)

NET ASSETS – 100.0%		$1,560,018,418

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
LLC	—Limited Liability Company
LP	—Limited Partnership

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement of Assets and Liabilities May 31, 2024 (Unaudited)

Assets:

Investments in unaffiliated issuers, at value (cost $1,388,050,557)	$1,607,713,047
Investments in affiliated issuers, at value (cost $3,041,670)	3,041,670
Receivables:
Investments sold	8,965,618
Dividends	259,233
Fund shares sold	73,903
Collateral on certain derivative contracts(a)	1,176
Prepaid state and local franchise taxes	266,801
Other assets	93,924

Total assets	1,620,415,372

Liabilities:

Due to custodian (overdraft)	1,398,155
Foreign currency overdraft, at value (identified cost $1,988)	1,994
Payables:
Investments purchased	6,320,715
Current taxes, net	5,290,690
Management fees	1,295,144
Fund shares redeemed	163,554
Distribution and Service fees and Transfer Agency fees	81,981
Deferred taxes, net	45,394,271
Accrued expenses	450,450

Total liabilities	60,396,954

Net Assets:

Paid-in capital	2,226,817,042
Total distributable loss	(666,798,624)

NET ASSETS	$1,560,018,418

Net Assets:
Class A	$64,272,168
Class C	13,547,342
Institutional	200,594,882
Investor	55,076,034
Class R6	78,519,189
Class R	912,373
Class P	1,147,096,430

Total Net Assets	$1,560,018,418

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,960,369
Class C	470,180
Institutional	5,735,262
Investor	1,609,162
Class R6	2,241,167
Class R	29,028
Class P	32,633,147

Net asset value, offering and redemption price per share:(b)
Class A	$32.79
Class C	28.81
Institutional	34.98
Investor	34.23
Class R6	35.03
Class R	31.43
Class P	35.15

(a)	Includes segregated cash of $1,176 relating to initial margin requirements and/or collateral on options transaction.
(b)

Maximum public offering price per share for Class A Shares is $34.70. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement of Operations For the Six Months Ended May 31, 2024 (Unaudited)

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $ 183,285)	$55,376,417

Dividends — affiliated issuers	3,279

Interest	44

Less: Return of Capital on Dividends	(44,728,256)

Total investment income	10,651,484

Expenses:

Management fees	7,704,527

Transfer Agency fees(a)	327,857

Professional fees	183,034

Distribution and Service (12b-1) fees(a)	133,795

Custody, accounting and administrative services	84,520

Printing and mailing costs	70,328

Registration fees	59,481

Service fees — Class C	17,929

Trustee fees	11,701

Other	31,458

Total operating expenses, before taxes	8,624,630

Less — expense reductions	(791)

Net operating expenses, before taxes	8,623,839

NET INVESTMENT INCOME, BEFORE TAXES	2,027,645

Current and deferred tax expense	(275,792)

NET INVESTMENT INCOME, NET OF TAXES	1,751,853

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	129,542,469

Written options	(202)

Foreign currency transactions	1,219

Current and deferred tax expense	(17,619,971)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	43,696,730

Foreign currency translation	196

Current and deferred tax expense	(5,943,475)

Net realized and unrealized gain, net of taxes	149,676,966

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$151,428,819

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
$77,803	$53,786	$2,206	$46,682	$10,757	$39,198	$39,282	$15,526	$662	$175,750

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Fiscal Year Ended November 30, 2023

From operations:

Net investment income (loss), net of taxes	$ 1,751,853	$ (2,130,111)

Net realized gain, net of taxes	111,923,515	153,172,242

Net change in unrealized gain, net of taxes	37,753,451	83,302,568

Net increase in net assets resulting from operations	151,428,819	234,344,699

Distributions to shareholders:

From distributable earnings:

Class A Shares	(2,419,264)	(3,996,809)

Class C Shares	(613,891)	(1,369,179)

Institutional Shares	(7,161,826)	(13,267,091)

Investor Shares	(1,949,536)	(3,469,337)

Class R6 Shares	(3,499,140)	(7,592,272)

Class R Shares	(34,845)	(69,455)

Class P Shares	(41,328,303)	(75,698,498)

Total distributions to shareholders	(57,006,805)	(105,462,641)

From share transactions:

Proceeds from sales of shares	43,001,354	173,448,573

Reinvestment of distributions	56,178,376	103,420,259

Cost of shares redeemed	(281,818,093)	(270,875,593)

Net increase (decrease) in net assets resulting from share transactions	(182,638,363)	5,993,239

TOTAL INCREASE (DECREASE)	(88,216,349)	134,875,297

Net assets:

Beginning of period	1,648,234,767	1,513,359,470

End of period	$1,560,018,418	$1,648,234,767

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Class A Shares

	Six Months Ended
	May 31, 2024		Year Ended November 30,

	(Unaudited)		2023	2022	2021		2020	2019

Per Share Data*

Net asset value, beginning of period	$31.06		$28.86	$22.75	$17.15		$26.10	$31.90

Net investment loss(a)	(0.04)		(0.13)	(0.07)	(0.13	)(b)	(0.15)	(0.30)

Net realized and unrealized gain (loss)	3.03		4.45	7.88	7.23		(7.86)	(3.00)

Total from investment operations	2.99		4.32	7.81	7.10		(8.01)	(3.30)

Distributions to shareholders from net investment income	(1.26)		(2.12)	(1.70)	(1.50)		—	(0.15)

Distributions to shareholders from return of capital	—		—	—	—		(0.94)	(2.35)

Total distributions	(1.26)		(2.12)	(1.70)	(1.50)		(0.94)	(2.50)

Net asset value, end of period	$32.79		$31.06	$28.86	$22.75		$17.15	$26.10

Total return(c)	9.76%		15.84%	34.91%	41.88%		(27.83)%	(11.06)%

Net assets, end of period (in 000s)	$64,272		$59,874	$53,751	$39,835		$34,024	$60,112

Ratio of net expenses to average net assets after tax expense(d)	2.97	%(e)	2.42%	2.59%	0.42%		2.61%	1.67%

Ratio of total expenses to average net assets after tax expense(d)	2.97	%(e)	2.42%	2.59%	0.43%		2.64%	1.67%

Ratio of net expenses to average net assets before tax expense	1.42	%(e)	1.43%	1.45%	1.45%		1.49%	1.44%

Ratio of net investment loss to average net assets(f)	(0.24	)%(e)	(0.47)%	(0.26)%	(0.60)%		(0.81)%	(1.02)%

Portfolio turnover rate(g)	32%		102%	117%	166%		139%	51%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Class C Shares

	Six Months Ended
	May 31, 2024		Year Ended November 30,

	(Unaudited)		2023	2022	2021		2020	2019

Per Share Data*

Net asset value, beginning of period	$27.54		$26.01	$20.79	$15.88		$24.55	$30.35

Net investment loss(a)	(0.11)		(0.31)	(0.24)	(0.27	)(b)	(0.29)	(0.50)

Net realized and unrealized gain (loss)	2.64		3.96	7.16	6.68		(7.44)	(2.80)

Total from investment operations	2.53		3.65	6.92	6.41		(7.73)	(3.30)

Distributions to shareholders from net investment income	(1.26)		(2.12)	(1.70)	(1.50)		—	(0.15)

Distributions to shareholders from return of capital	—		—	—	—		(0.94)	(2.35)

Total distributions	(1.26)		(2.12)	(1.70)	(1.50)		(0.94)	(2.50)

Net asset value, end of period	$28.81		$27.54	$26.01	$20.79		$15.88	$24.55

Total return(c)	9.33%		14.97%	33.89%	40.85%		(28.47)%	(11.64)%

Net assets, end of period (in 000s)	$13,547		$16,025	$22,030	$25,647		$24,897	$58,044

Ratio of net expenses to average net assets after tax expense(d)	3.63	%(e)	3.20%	3.34%	1.16%		3.37%	2.42%

Ratio of total expenses to average net assets after tax expense(d)	3.63	%(e)	3.20%	3.34%	1.18%		3.39%	2.42%

Ratio of net expenses to average net assets before tax expense	2.17	%(e)	2.18%	2.20%	2.20%		2.24%	2.19%

Ratio of net investment loss to average net assets(f)	(0.81	)%(e)	(1.23)%	(1.00)%	(1.35)%		(1.63)%	(1.77)%

Portfolio turnover rate(g)	32%		102%	117%	166%		139%	51%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Institutional Shares

	Six Months Ended
	May 31, 2024		Year Ended November 30,

	(Unaudited)		2023	2022	2021		2020	2019

Per Share Data*

Net asset value, beginning of period	$32.99		$30.43	$23.82	$17.84		$26.95	$32.75

Net investment income (loss)(a)	0.02		(0.04)	0.03	(0.05	)(b)	(0.11)	(0.20)

Net realized and unrealized gain (loss)	3.23		4.72	8.28	7.53		(8.06)	(3.10)

Total from investment operations	3.25		4.68	8.31	7.48		(8.17)	(3.30)

Distributions to shareholders from net investment income	(1.26)		(2.12)	(1.70)	(1.50)		—	(0.15)

Distributions to shareholders from return of capital	—		—	—	—		(0.94)	(2.35)

Total distributions	(1.26)		(2.12)	(1.70)	(1.50)		(0.94)	(2.50)

Net asset value, end of period	$34.98		$32.99	$30.43	$23.82		$17.84	$26.95

Total return(c)	9.98%		16.22%	35.45%	42.40%		(27.54)%	(10.77)%

Net assets, end of period (in 000s)	$200,595		$192,787	$198,807	$160,785		$182,236	$502,633

Ratio of net expenses to average net assets after tax expense(d)	2.60	%(e)	2.08%	2.22%	0.05%		2.22%	1.28%

Ratio of total expenses to average net assets after tax expense(d)	2.60	%(e)	2.08%	2.22%	0.06%		2.25%	1.28%

Ratio of net expenses to average net assets before tax expense	1.06	%(e)	1.07%	1.08%	1.09%		1.10%	1.05%

Ratio of net investment income (loss) to average net assets(f)	0.14	%(e)	(0.12)%	0.12%	(0.21)%		(0.56)%	(0.61)%

Portfolio turnover rate(g)	32%		102%	117%	166%		139%	51%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Investor Shares

	Six Months Ended
	May 31, 2024		Year Ended November 30,

	(Unaudited)		2023	2022	2021		2020	2019

Per Share Data*

Net asset value, beginning of period	$32.33		$29.89	$23.45	$17.60		$26.65	$32.50

Net investment loss(a)	—	(b)	(0.06)	— (b)	(0.08	)(c)	(0.15)	(0.25)

Net realized and unrealized gain (loss)	3.16		4.62	8.14	7.43		(7.96)	(3.10)

Total from investment operations	3.16		4.56	8.14	7.35		(8.11)	(3.35)

Distributions to shareholders from net investment income	(1.26)		(2.12)	(1.70)	(1.50)		—	(0.15)

Distributions to shareholders from return of capital	—		—	—	—		(0.94)	(2.35)

Total distributions	(1.26)		(2.12)	(1.70)	(1.50)		(0.94)	(2.50)

Net asset value, end of period	$34.23		$32.33	$29.89	$23.45		$17.60	$26.65

Total return(d)	9.90%		16.11%	35.28%	42.23%		(27.63)%	(11.01)%

Net assets, end of period (in 000s)	$55,076		$53,118	$59,725	$40,346		$32,396	$98,506

Ratio of net expenses to average net assets after tax expense(e)	2.71	%(f)	2.16%	2.34%	0.17%		2.36%	1.42%

Ratio of total expenses to average net assets after tax expense(e)	2.71	%(f)	2.16%	2.34%	0.18%		2.38%	1.42%

Ratio of net expenses to average net assets before tax expense	1.17	%(f)	1.18%	1.20%	1.20%		1.23%	1.19%

Ratio of net investment income (loss) to average net assets(g)	0.01	%(f)	(0.20)%	(0.01)%	(0.36)%		(0.73)%	(0.77)%

Portfolio turnover rate(h)	32%		102%	117%	166%		139%	51%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Annualized with the exception of tax expenses.
(g)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Class R6 Shares

	Six Months Ended
	May 31, 2024		Year Ended November 30,

	(Unaudited)		2023	2022	2021		2020	2019

Per Share Data*

Net asset value, beginning of period	$33.05		$30.47	$23.85	$17.86		$27.00	$32.75

Net investment income (loss)(a)	0.07		(0.03)	0.04	(0.04	)(b)	(0.05)	(0.20)

Net realized and unrealized gain (loss)	3.17		4.73	8.28	7.53		(8.15)	(3.05)

Total from investment operations	3.24		4.70	8.32	7.49		(8.20)	(3.25)

Distributions to shareholders from net investment income	(1.26)		(2.12)	(1.70)	(1.50)		—	(0.15)

Distributions to shareholders from return of capital	—		—	—	—		(0.94)	(2.35)

Total distributions	(1.26)		(2.12)	(1.70)	(1.50)		(0.94)	(2.50)

Net asset value, end of period	$35.03		$33.05	$30.47	$23.85		$17.86	$27.00

Total return(c)	9.96%		16.26%	35.45%	42.41%		(27.60)%	(10.60)%

Net assets, end of period (in 000s)	$78,519		$115,489	$126,621	$138,288		$181,968	$165,252

Ratio of net expenses to average net assets after tax expense(d)	2.46	%(e)	2.06%	2.21%	0.04%		2.23%	1.26%

Ratio of total expenses to average net assets after tax expense(d)	2.46	%(e)	2.06%	2.21%	0.05%		2.26%	1.26%

Ratio of net expenses to average net assets before tax expense	1.05	%(e)	1.06%	1.07%	1.08%		1.11%	1.04%

Ratio of net investment income (loss) to average net assets(f)	0.40	%(e)	(0.10)%	0.13%	(0.17)%		(0.29)%	(0.66)%

Portfolio turnover rate(g)	32%		102%	117%	166%		139%	51%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Class R Shares

	Six Months Ended
	May 31, 2024		Year Ended November 30,

	(Unaudited)		2023	2022	2021		2020	2019

Per Share Data*

Net asset value, beginning of period	$29.86		$27.90	$22.09	$16.72		$25.60	$31.40

Net investment loss(a)	(0.08)		(0.21)	(0.13)	(0.18	)(b)	(0.17)	(0.40)

Net realized and unrealized gain (loss)	2.91		4.29	7.64	7.05		(7.77)	(2.90)

Total from investment operations	2.83		4.08	7.51	6.87		(7.94)	(3.30)

Distributions to shareholders from net investment income	(1.26)		(2.12)	(1.70)	(1.50)		—	(0.15)

Distributions to shareholders from return of capital	—		—	—	—		(0.94)	(2.35)

Total distributions	(1.26)		(2.12)	(1.70)	(1.50)		(0.94)	(2.50)

Net asset value, end of period	$31.43		$29.86	$27.90	$22.09		$16.72	$25.60

Total return(c)	9.61%		15.52%	34.59%	41.57%		(28.11)%	(11.24)%

Net assets, end of period (in 000s)	$912		$1,000	$843	$731		$796	$1,012

Ratio of net expenses to average net assets after tax expense(d)	3.22	%(e)	2.72%	2.84%	0.66%		2.87%	1.92%

Ratio of total expenses to average net assets after tax expense(d)	3.22	%(e)	2.72%	2.85%	0.67%		2.90%	1.92%

Ratio of net expenses to average net assets before tax expense	1.67	%(e)	1.68%	1.70%	1.70%		1.74%	1.69%

Ratio of net investment loss to average net assets(f)	(0.50	)%(e)	(0.76)%	(0.50)%	(0.85)%		(0.94)%	(1.31)%

Portfolio turnover rate(g)	32%		102%	117%	166%		139%	51%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Class P Shares

	Six Months Ended
	May 31, 2024		Year Ended November 30,

	(Unaudited)		2023	2022	2021		2020	2019

Per Share Data*

Net asset value, beginning of period	$33.15		$30.56	$23.92	$17.91		$27.05	$32.85

Net investment income (loss)(a)	0.04		(0.03)	0.03	(0.05	)(b)	(0.08)	(0.20)

Net realized and unrealized gain (loss)	3.22		4.74	8.31	7.56		(8.12)	(3.10)

Total from investment operations	3.26		4.71	8.34	7.51		(8.20)	(3.30)

Distributions to shareholders from net investment income	(1.26)		(2.12)	(1.70)	(1.50)		—	(0.15)

Distributions to shareholders from return of capital	—		—	—	—		(0.94)	(2.35)

Total distributions	(1.26)		(2.12)	(1.70)	(1.50)		(0.94)	(2.50)

Net asset value, end of period	$35.15		$33.15	$30.56	$23.92		$17.91	$27.05

Total return(c)	9.96%		16.25%	35.43%	42.40%		(27.55)%	(10.73)%

Net assets, end of period (in 000s)	$1,147,096		$1,209,941	$1,051,583	$772,491		$526,900	$843,448

Ratio of net expenses to average net assets after tax expense(d)	2.53	%(e)	2.07%	2.21%	0.04%		2.23%	1.27%

Ratio of total expenses to average net assets after tax expense(d)	2.53	%(e)	2.07%	2.21%	0.05%		2.26%	1.27%

Ratio of net expenses to average net assets before tax expense	1.05	%(e)	1.06%	1.07%	1.08%		1.10%	1.04%

Ratio of net investment income (loss) to average net assets(f)	0.26	%(e)	(0.11)%	0.12%	(0.23)%		(0.38)%	(0.61)%

Portfolio turnover rate(g)	32%		102%	117%	166%		139%	51%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements May 31, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”). The Fund is a non-diversified portfolio under the Act offering seven classes of shares — Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, net of any foreign withholding taxes, and less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the MLPs. The Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Distributions to Shareholders — Over the long term, the Fund makes distributions to its shareholders each fiscal quarter at a rate that is approximately equal to the distributions the Fund receives from the MLPs and other securities in which it invests. To permit the Fund to maintain more stable quarterly distributions, the distribution for any particular quarterly period may be more or less than the amount of total distributable earnings actually earned by the Fund. The Fund estimates that only a portion of the distributions paid to shareholders will be treated as income. The remaining portion of the Fund’s distribution, which may be significant, is expected to be a return of capital. These estimates are based on the Fund’s operating results during the period, and their final federal income tax characterization may differ.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/Tax differences based on the appropriate tax character.

15

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code of 1986, as amended, but will rather be taxed as a corporation. As a result, the Fund is obligated to pay federal, state and local income tax on its taxable income. The Fund invests primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund must report its allocable share of the MLPs’ taxable income or loss in computing its own taxable income or loss, regardless of whether the MLPs make distributions to the Fund.

The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains/ losses to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/losses, which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes, and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. The Fund will accrue a deferred income tax liability balance, at the currently effective statutory United States (“U.S.”) federal income tax rate plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards, and/or unrealized losses.

To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. A valuation allowance is required if based on the evaluation criterion provided by Accounting Standards Codification (“ASC”) 740, Income Taxes (ASC 740) it is more likely than not that some portion, or all, of the deferred tax asset will not be realized. The factors considered in assessing the Fund’s valuation allowance include: the nature, frequency, and severity of current and cumulative losses, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset. Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s NAV and results of operations in the period it is recorded. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate operating income/loss and gains/losses and current taxes and deferred tax liabilities and/or asset balances for purposes of daily reporting of NAVs and financial statement reporting. In addition, sales of MLP investments will result in allocations to the Fund of taxable ordinary income or loss and capital gain or loss, each in amounts that will not be reported to the Fund until the following year, in magnitudes often not readily estimable before such reporting is made. The portion of gain on a disposition of an MLP equity security that is taxed as ordinary income under the Code will be recognized even if there is a net taxable loss on the disposition.

It is the Fund’s policy to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states, and such returns are subject to examination by the tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on its net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

Return of Capital Estimates — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

F. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and

16

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved

17

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives, including future contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Options Contracts — When the Fund writes call or put options contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

18

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2024:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock(a)

North America	$1,607,713,047	$—	$—

Investment Company	3,041,670	—	—

Total	$1,610,754,717	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended May 31, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statements of Operations	Net Realized Gain (Loss)

Equity	Net realized gain (loss) from written options	$(202)

For the six months ended May 31, 2024, the relevant values for each derivative type were as follows:

Average Number of Shares/Units(a)

Written

Options

100

(a)

Amounts disclosed represent average number of shares/units outstanding for written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the six month period ended May 31, 2024.

5. TAXATION

Total income taxes are computed by applying the federal statutory rate plus a blended state income tax rate. During the six months ended May 31, 2024, the Fund reevaluated its blended state income tax rate, decreasing the rate from 1.19% to 0.88% due to an anticipated change in state apportionment of income and gains. The reconciliation between the federal statutory income tax rate of 21% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Application of statutory income tax rate	$36,806,292	21.00%

State income taxes, net of federal benefit	1,542,359	0.88%

Change in estimated deferred tax rate	(18,423)	(0.01)%

Effect of permanent differences	(2,029,452)	(1.16)%

Change in Valuation Allowance	(12,461,538)	(7.11)%

Total current and deferred income tax expense/(benefit), net	$23,839,238	13.60%

19

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

5. TAXATION (continued)

Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. At May 31, 2024, components of the Fund’s deferred tax assets and liabilities were as follows:

Deferred tax assets:

State net operating loss carryforward	$328,666

Capital loss carryforward (tax basis)	77,587,158

Other tax assets	830,164

Valuation Allowance	(14,617,023)

Total Deferred Tax Assets	$64,128,965

Deferred tax liabilities:

Book vs tax partnership income to be recognized	$(46,104,003)

Net unrealized gain on investment securities (tax basis)	(63,419,233)

Total Deferred Tax Liabilities	$(109,523,236)

Net Deferred Tax Asset/(Liability)	$(45,394,271)

At May 31, 2024, the Fund had capital loss carryforwards, subject to expiration and limitation based on the fiscal year generated, as follows:

For Fiscal Year Ended:	Amount	Expiration

November 30, 2020	$354,603,099	November 30, 2025

The Fund reviews the recoverability of its deferred tax assets based upon the weight of the available evidence. When assessing, the Fund’s management considers available carrybacks, reversing temporary taxable differences, and tax planning, if any. As a result of its analysis of the recoverability of its deferred tax assets, the Fund recorded $14,617,023 of valuation allowances as of May 31, 2024.

For the six months ended May 31, 2024, components of the Fund’s current and deferred tax expense/(benefit) are as follows:

	Current	Deferred	Total

Federal	$7,916,275	$27,099,789	$35,016,064

State	158,016	1,126,696	1,284,712

Valuation Allowances	—	(12,461,538)	(12,461,538)

Total	$8,074,291	$15,764,947	$23,839,238

For the six months ended May 31, 2024, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. At May 31, 2024, gross unrealized appreciation and depreciation of investments, based on cost, for federal income tax purposes was as follows:

Tax Cost	$1,110,228,984

Gross unrealized gain	537,201,085

Gross unrealized loss	(36,675,352)

Net unrealized gain	$500,525,733

Any difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales and differences related to the tax treatment of partnership investments.

20

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

5. TAXATION (continued)

For the six months ended May 31, 2024, the Fund distributions are estimated to be comprised of 100% from taxable income and 0% return of capital. Shareholders will be informed of the final tax characterization of the distributions in February 2025. The Fund’s tax years ended November 30, 2020 through November 30, 2023 remain open for examination by U.S. federal and state tax authorities. Management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or expenses will significantly change in the next 12 months.

6. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended May 31, 2024, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate					Effective Net

First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Management Rate^

1.00%	0.90%	0.86%	0.84%	0.82%	0.96%

^

The Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to any of the affiliated Underlying Funds in which the Fund invests. For the six months ended May 31, 2024, GSAM waived $442 of the Fund’s management fee.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund as set forth below:

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

6. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended May 31, 2024, Goldman Sachs advised that it retained $2,334 and $0 of the sales charges applicable to Class A and Class C Shares, respectively.

D. Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to its customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund is 0.064%. These Other Expense limitations will remain in place through at least March 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above. For the six months ended May 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Transfer Agency Waivers/Credits	Total Expense Reductions

$442	$349	$791

G. Other Transactions with Affiliates — For the six months ended May 31, 2024, Goldman Sachs earned $114,625 in brokerage commissions from portfolio transactions on behalf of the Fund.

The following table provides information about the Fund’s investments in the Goldman Sachs Financial Square Government Fund — Institutional Shares as of and for the six months ended May 31, 2024:

Underlying Fund	Beginning Value as of November 30, 2023	Purchases at Cost	Proceeds from Sales	Ending Value as of May 31, 2024	Shares as of May 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$29,756,295	$(26,714,625)	$3,041,670	3,041,670	$3,279

H. Line of Credit Facility — As of May 31, 2024, the Fund participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2024, the Fund did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended May 31, 2024, were $518,461,552 and $717,276,079, respectively.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill, or lacks the capacity or authority to fulfill, its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, and the failure of the performance of the derivatives used to replicate the performance of a particular asset class to accurately track the performance of that asset class. There is no guarantee that the use of derivatives will achieve their intended result.

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.

Energy Sector Risk—The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs, energy infrastructure companies and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

During periods of heightened volatility, energy producers that are burdened with debt may seek bankruptcy relief. Bankruptcy laws may permit the revocation or renegotiation of contracts between energy producers and MLPs/energy infrastructure companies, which could have a dramatic impact on the ability of MLPs/energy infrastructure companies to pay distributions to its investors, including the Fund, which in turn could impact the ability of the Fund to pay dividends and dramatically impact the value of the Fund’s investments.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

8. OTHER RISKS (continued)

Infrastructure Company Risk — Infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by innovations in technology that could render the way in which a company delivers a product or service obsolete and natural or man-made disasters.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stocks, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

8. OTHER RISKS (continued)

MLP Tax Risk — MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Strategy Risk — The Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the Fund and its shareholders.

Tax Risks — Tax risks associated with investments in the Fund include but are not limited to the following:

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations, and will also be subject to state and local income taxes.

Tax Estimation/NAV Risk. In calculating the Fund’s daily NAV, the Fund will, among other things, include its current taxes and deferred tax liability and/or asset balances and related valuation balances, if any. The Fund may accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV which could have an effect on the market price of the shares. Upon the Fund’s sale of its interest in an MLP, the Fund may be liable for previously deferred taxes. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards, and/or unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV to the extent it exceeds any valuation allowance which could have an effect on the market price of the shares. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	MLP Energy Infrastructure Fund

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Fiscal Year Ended November 30, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	121,562	$3,855,547	286,633	$7,956,317

Reinvestment of distributions	75,160	2,410,695	139,389	3,980,048

Shares redeemed	(164,145)	(5,244,145)	(360,463)	(10,166,814)

	32,577	1,022,097	65,559	1,769,551

Class C Shares

Shares sold	10,876	311,602	16,823	432,582

Reinvestment of distributions	21,588	609,682	53,657	1,362,166

Shares redeemed	(144,165)	(4,015,275)	(335,444)	(8,349,386)

	(111,701)	(3,093,991)	(264,964)	(6,554,638)

Institutional Shares

Shares sold	303,766	10,484,648	781,556	23,188,690

Reinvestment of distributions	185,874	6,352,949	372,749	11,254,899

Shares redeemed	(597,328)	(20,289,163)	(1,845,175)	(55,450,513)

	(107,688)	(3,451,566)	(690,870)	(21,006,924)

Investor Shares

Shares sold	153,253	5,262,211	207,974	6,192,161

Reinvestment of distributions	58,055	1,942,762	116,780	3,462,921

Shares redeemed	(245,122)	(8,076,803)	(679,939)	(19,826,207)

	(33,814)	(871,830)	(355,185)	(10,171,125)

Class R6 Shares

Shares sold	1,101	38,001	270,112	8,404,211

Reinvestment of distributions	102,372	3,499,140	250,979	7,592,272

Shares redeemed	(1,356,759)	(48,550,749)	(1,182,068)	(36,218,684)

	(1,253,286)	(45,013,608)	(660,977)	(20,222,201)

Class R Shares

Shares sold	2,254	70,359	9,145	249,563

Reinvestment of distributions	1,132	34,845	2,524	69,455

Shares redeemed	(7,847)	(230,101)	(8,393)	(231,816)

	(4,461)	(124,897)	3,276	87,202

Class P Shares

Shares sold	679,803	22,978,986	4,246,814	127,025,049

Reinvestment of distributions	1,203,362	41,328,303	2,491,317	75,698,498

Shares redeemed	(5,745,918)	(195,411,857)	(4,652,265)	(140,632,173)

	(3,862,753)	(131,104,568)	2,085,866	62,091,374

NET INCREASE (DECREASE)	(5,341,126)	$(182,638,363)	182,705	$5,993,239

27

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Fund Expenses — Six Month Period Ended May 31, 2024 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (generally with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C , and R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2023 through May 31, 2024, which represents a period of 183 days of a 366-day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	MLP Energy Infrastructure Fund

Share Class	Beginning Account Value 12/1/23	Ending Account Value 5/31/24		Expenses Paid for the 6 months ended 5/31/24*
Class A
Actual	$1,000.00	$1,097.60		$ 7.43
Hypothetical 5% return	1,000.00	1,017.90	+	7.15
Class C
Actual	1,000.00	1,093.30		11.34
Hypothetical 5% return	1,000.00	1,014.20	+	10.91
Institutional
Actual	1,000.00	1,099.80		5.55
Hypothetical 5% return	1,000.00	1,019.70	+	5.34
Investor
Actual	1,000.00	1,099.00		6.13
Hypothetical 5% return	1,000.00	1,019.20	+	5.89
Class R6
Actual	1,000.00	1,099.60		5.49
Hypothetical 5% return	1,000.00	1,019.80	+	5.28
Class R
Actual	1,000.00	1,096.10		8.74
Hypothetical 5% return	1,000.00	1,016.70	+	8.41
Class P
Actual	1,000.00	1,099.60		5.50
Hypothetical 5% return	1,000.00	1,019.80	+	5.29

*

Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2024. Deferred tax benefit (expense) is not included in the ratio calculation. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P

MLP Energy Infrastructure Fund	1.42%	2.17%	1.06%	1.17%	1.05%	1.67%	1.05%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

28

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 13-14, 2024, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

29

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FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.56 trillion in assets under supervision as of March 31, 2024, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund
∎	U.S. Mortgages Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Dynamic Bond Fund[6]
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Emerging Markets Credit Fund

Fixed Income Alternatives

∎	Short Duration High Yield Fund[4]

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Enhanced Core Equity Fund[5]
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Strategy Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Goldman Sachs GQG Partners International Opportunities Fund

[1]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[2]

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account or a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[3]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account or a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[4]	Effective after the close of business on April 17, 2024, the Goldman Sachs Long Short Credit Strategies Fund was renamed the Goldman Sachs Short Duration High Yield Fund.
[5]	Effective after the close of business on February 13, 2024, the Goldman Sachs Flexible Cap Fund was renamed the Goldman Sachs Enhanced Core Equity Fund.
[6]	Effective after the close of business on June 17, 2024, the Goldman Sachs Strategic Income Fund was renamed the Goldman Sachs Dynamic Bond Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn more about our closed-end funds and exchange-traded funds.

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Paul C. Wirth GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 Goldman Sachs does not provide legal, tax or accounting advice, unless explicitly agreed between you and Goldman Sachs (generally through certain services offered only to clients of Private Wealth Management). Any statement contained in this presentation concerning U.S. tax matters is not intended or written to be used and cannot be used for the purpose of avoiding penalties imposed on the relevant taxpayer. Notwithstanding anything in this document to the contrary, and except as required to enable compliance with applicable securities law, you may disclose to any person the US federal and state income tax treatment and tax structure of the transaction and all materials of any kind (including tax opinions and other tax analyses) that are provided to you relating to such tax treatment and tax structure, without Goldman Sachs imposing any limitation of any kind. Investors should be aware that a determination of the tax consequences to them should take into account their specific circumstances and that the tax law is subject to change in the future or retroactively and investors are strongly urged to consult with their own tax advisor regarding any potential strategy, investment or transaction. The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov. The Fund will file its portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). Fund holdings and allocations shown are as of May 31, 2024 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. “Alerian MLP Index”, “Alerian MLP Total Return Index”, “AMZ” and “AMZX” are trademarks of Alerian and their use is granted under a license from Alerian. The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). © 2024 Goldman Sachs. All rights reserved. 377132-OTU-2061119 MLPEISAR-24

Goldman Sachs Funds Semi-Annual Report May 31, 2024 Energy Funds Goldman Sachs Clean Energy Income Fund Goldman Sachs Energy Infrastructure Fund

Goldman Sachs Energy Funds

∎  GOLDMAN SACHS CLEAN ENERGY INCOME FUND

∎  GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Effective January 24, 2023, open-end mutual funds and exchange-traded funds are required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds will be required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to investors. Other information, including financial statements, will no longer appear in a fund’s shareholder report, but will be available online, delivered free of charge upon request, and filed with the Securities and Exchange Commission on a semi-annual basis on Form N-CSR. The new requirements have a compliance date of July 24, 2024.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Energy Funds

The following are highlights both of key factors affecting the energy-related equity markets and of any key changes made to the Goldman Sachs Energy Funds (the “Funds”) during the six months ended May 31, 2024 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmark during the Reporting Period. A streamlined annual shareholder report covering the 12 months ended November 30, 2024 will be provided to Fund shareholders, per new Securities and Exchange Commission (“SEC”) requirements with a compliance date of July 24, 2024.

Market and Economic Review

∎

During the Reporting Period, energy infrastructure master limited partnerships (“MLPs”), as measured by the Alerian MLP Index,[1] generated a total return of 10.24% during the Reporting Period. The broader midstream[2] sector, as measured by the Alerian Midstream Energy Index[3] (AMNA) (which includes both energy MLPs and “C” corporations), recorded a total return of 12.23% during the same period.

∎

When the Reporting Period began in December 2023, energy-related equities were rather resilient despite ongoing macroeconomic uncertainty, which had persisted through much of 2023, and amid a pullback in crude oil prices, driven by heightened geopolitical tensions with the October outbreak of war in the Middle East.

∎

Energy-related equities subsequently advanced, broadly posting gains through the end of the Reporting Period. Strong midstream equity performance was underpinned by a supportive commodity price backdrop and improvement in how investors viewed the sector’s value proposition.

∎

Midstream energy fundamentals were some of the most attractive they had historically been, with many midstream energy companies generating record amounts of free cash flow. This, in turn, gave companies the ability to de-lever significantly, creating less volatility in equity prices.

∎

Management teams have been intently focused on maximizing shareholder value, i.e., they have been more disciplined on capital expenditures, and on returning excess free cash flow to shareholders through dividend growth and share buyback programs. Such management focus helped drive equity price performance.

∎

During the Reporting Period, there was a divergence in midstream equity performance, with energy infrastructure MLPs outperforming energy infrastructure “C” corporations. As a reminder, the midstream opportunity set includes companies structured as MLPs and “C” corporations, with “C” corporations currently representing the majority of the midstream market capitalization. The Goldman Sachs Liquid Real Assets Team (the “Team”) believes such MLP outperformance can largely be attributed to two factors.

∎

First, MLP valuation mean reversion for MLP multiples. (Mean reversion is a financial theory positing that asset prices and historical returns eventually revert to their long-term mean or average level. Multiples refers to a class of different indicators that can be used to value a security. A multiple is simply a ratio that is calculated by dividing the market or estimated value of an asset by a specific item on the financial statements.)

∎

Second, continued consolidation in the MLP market segment, with “C” corporations buying MLPs for a premium, which has benefited MLPs’ performance and created a technical tailwind for many of the smaller MLPs. Notably, MLP-only indices have reallocated consolidation proceeds to a smaller MLP universe.

∎

At the end of the Reporting Period, the Team considered the midstream sector a compelling investment opportunity due to a strong commodity price backdrop, healthy fundamentals and discounted valuations.

[1]

Source: Alerian. The Alerian MLP Index is the leading gauge of energy infrastructure MLPs. The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMZ) and on a total-return basis (AMZX). It is not possible to invest directly in an unmanaged index.

[2]

The midstream component of the energy industry is usually defined as those companies providing products or services that help link the supply side (i.e., energy producers) and the demand side (i.e., energy end-users for any type of energy commodity). Such midstream businesses can include, but are not limited to, those that process, store, market and transport various energy commodities.

[3]

Source: Alerian. The Alerian Midstream Energy Index is a broad-based composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return (AMNA) and on a total-return (AMNAX) basis. It is not possible to invest directly in an unmanaged index.

MARKET REVIEW

Clean Energy Infrastructure

∎

Clean energy infrastructure securities, as measured by a custom renewables benchmark, returned 11.00% during the Reporting Period. (The custom renewables benchmark is comprised 50% of the Eagle North American Renewables Infrastructure Index,[4] 35% of the Indxx YieldCo and Renewable Energy Income Index[5] and 15% of the Eagle Global Renewables Infrastructure Index.6)

∎

Overall, the Reporting Period was challenging for clean energy infrastructure securities, especially in the context of the broad U.S. equity market rally, with the S&P 500® Index up 16.35% during the same timeframe.

∎

When the Reporting Period began in December 2023, and continuing into April 2024, clean energy infrastructure securities struggled alongside the broader clean energy sector. Weakness was driven primarily by high global interest rates, which raised investor concerns about the impact of elevated rates on clean energy infrastructure companies given that a significant amount of financing is needed to meet global clean energy mandates/targets.

∎

From mid-April 2024 through the end of the Reporting Period, clean energy infrastructure securities showed signs of a recovery, largely due to a strong earnings cycle coupled with increased clarity on when the U.S. Federal Reserve might start cutting interest rates.

∎	At the end of the Reporting Period, the Goldman Sachs Clean Energy Team expected this positive trend to continue and believed it would be supported by four factors.

∎	First, and most important, the stabilization of interest rates should help equity sentiment.

∎	Second, recognition that governments around the world would continue to support the buildout of renewable energy.

∎	Third, the growth in electricity demand driven by artificial intelligence, data centers and electrification, all of which should lead to a substantial need for new power assets.

∎

Fourth, many of the customers who are driving demand have sustainability targets, which should result in more large-scale renewable infrastructure globally. Broadly speaking, as the energy demand pie grows, the Goldman Sachs Clean Energy Team expects renewables to make up an increasing piece of it.

∎	Overall, the Goldman Sachs Clean Energy Team continued to believe clean energy was an attractive investment opportunity for the long term.

Fund Changes and Highlights

No material changes were made to the Funds during the Reporting Period.

Goldman Sachs Clean Energy Income Fund

∎

During the Reporting Period, the Goldman Sachs Clean Energy Income Fund (the “Fund”) generated positive absolute returns but underperformed its blended benchmark, which is the custom renewables benchmark referenced above.

∎	The Fund’s relative performance was driven largely by stock selection.

∎

The Fund was hurt by out-of-benchmark positions and overweight positions versus the blended benchmark in utilities stocks. High interest rates put downward pressure on the broad utilities sector during the Reporting Period.

∎	From a geographical perspective, overweight positions in the U.S. and the U.K. weighed on relative returns.

[4]

The Eagle North American Renewables Infrastructure Index is designed to track the performance of renewables infrastructure or renewables-related infrastructure assets, primarily wind, solar, hydro, biomass and electric transmission lines. Constituents are companies whose stocks trade in either the U.S. or Canada, though assets owned by these companies can have a global reach. The index is a capped, float-adjusted, capitalization-weighted index developed by Eagle Global Advisors and disseminated real-time on a price-return basis (RENEWNA) and on a total-return basis (RENEWNAT).

[5]

The Indxx YieldCo & Renewable Energy Income Index is designed to track the performance of income-paying renewable energy companies and companies categorized as YieldCos (i.e., producers of biofuels) listed in developed and emerging markets.

[6]

The Eagle Global Renewables Infrastructure Index is designed to track the performance of renewables infrastructure or renewables-related infrastructure assets, primarily wind, solar, hydro, biomass and electric transmission lines. Constituents are companies whose stocks trade globally in OECD countries. (The Organization for Economic Co-operation and Development is an intergovernmental economic organization with 37 member countries, founded in 1961 to stimulate economic progress and world trade.) The index is a capped, float-adjusted, capitalization-weighted index developed by Eagle Global Advisors and disseminated real-time on a price-return basis (RENEW) and on a total-return basis (RENEWTR).

MARKET REVIEW

∎

The Fund’s largest individual detractor during the Reporting Period was its overweight position in Sunnova Energy International, a U.S. provider of renewable energy solutions, offering solar battery storage units as well as maintenance, monitoring and management services. The stock lagged on the back of soft first quarter 2024 earnings results, with revenue and customer additions missing consensus expectations as the company refocused on core adaptive energy customers and away from non-solar loans.

∎

Another notable detractor was the Fund’s overweight position in RWE, a German multinational energy company that generates and trades electricity. The stock’s underperformance was the result of weakness in European power prices during the first quarter of 2024. Although RWE lagged during the Reporting Period, the Goldman Sachs Clean Energy Team believed the company’s growth prospects remained robust at the end of the Reporting Period, as RWE was well positioned, in its view, to take advantage of the need for more power globally.

∎

On June 12, 2024, after the end of the Reporting Period, the Board of Trustees of Goldman Sachs Trust approved a change to the composition of the Fund’s blended benchmark, which is the custom renewables benchmark referenced above. As of the close of business June 28, 2024, the Fund’s new blended benchmark is comprised of 50% of the Eagle Global Renewables Infrastructure Index and 50% of the S&P Global Clean Energy Index.[7]

[7]

The S&P Global Clean Energy Index is designed to measure the performance of companies in global clean energy-related businesses from both developed and emerging markets, with a target constituent count of 100. Companies involved in the production of clean energy or provision of clean energy technology and equipment are considered for potential index inclusion by S&P Dow Jones Indices.

3

FUND BASICS

Goldman Sachs Clean Energy Income Fund

as of May 31, 2024

Investment Objective and Principal Investment Strategy (condensed)

The Goldman Sachs Clean Energy Income Fund (the “Fund”) seeks total return through current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in U.S. and non-U.S. equity securities issued by clean energy companies. The Fund may invest up to 25% of its total assets (measured at the time of purchase) in master limited partnerships that are taxed as partnerships and may invest up to 20% of its Net Assets in securities of companies that are not clean energy companies. Goldman Sachs Asset Management expects the Fund’s investments to be weighted in favor of companies that pay dividends or other current distributions.

PERFORMANCE REVIEW

December 1, 2023–May 31, 2024	Fund Total Return (based on NAV)[1]	Clean Energy Income Composite Index[2]	Eagle North American Renewables Infrastructure Index[2]	Indxx Yieldco and Renewable Energy Income Index[2]	Eagle Global Renewables Infrastructure Index[2]

Class A	8.12%	11.00%	16.23%	4.06%	10.31%

Class C	7.82	11.00	16.23	4.06	10.31

Institutional	8.33	11.00	16.23	4.06	10.31

Investor	8.34	11.00	16.23	4.06	10.31

Class R6	8.45	11.00	16.23	4.06	10.31

Class P	8.34	11.00	16.23	4.06	10.31

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Clean Energy Income Composite Index is comprised of the Eagle North American Renewables Infrastructure Index (50%), Indxx Yieldco and Renewable Energy Income Index (35%), and Eagle Global Renewables Infrastructure Index (15%). It is not possible to invest directly in an unmanaged index. The Indxx Yieldco and Renewable Energy Income Index is designed to track the performance of income-paying renewable energy companies (RECs) and companies categorized as YieldCos listed in Developed and Emerging Markets. The Eagle Global Renewables Infrastructure Index provides a benchmark that is designed to track the performance of renewables infrastructure or renewables-related infrastructure assets, primarily wind, solar, hydro, biomass, and electric transmission lines. Constituents are companies whose stocks trade globally in OECD (The Organization for Economic Co-operation and Development is an intergovernmental economic organization with 37 member countries, founded in 1961 to stimulate economic progress and world trade.) countries. The Eagle North American Renewables Infrastructure Index provides a benchmark that is designed to track the performance of renewables infrastructure or renewables related infrastructure assets, primarily wind, solar, hydro, biomass, and electric transmission lines. Constituents are companies whose stocks trade in either the USA and Canada, though assets owned by these companies can have a global reach. The index is a capped, float-adjusted, capitalization-weighted index developed by Eagle Global Advisors, and disseminated real-time on a price-return basis (RENEWNA) and on a total-return basis (RENEWNAT).

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4

FUND BASICS

TOP TEN HOLDINGS AS OF 5/31/24‡

Holding	% of Net Assets	Line of Business
NextEra Energy, Inc.	8.7%	Clean Power
Brookfield Renewable Partners LP	8.1	Clean Power
AES Corp.	7.2	Clean Power
Northland Power, Inc.	5.3	Clean Power
Edison International	4.6	Clean Power
Ormat Technologies, Inc.	4.5	Clean Power
Boralex, Inc.	4.5	Clean Power
Clearway Energy, Inc.	3.3	Clean Power
RWE AG	3.1	Clean Power
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3.0	Solar Tech

‡	The top 10 holdings may not be representative of the Fund’s future investments.

FUND SECTOR ALLOCATIONS*

*

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets (excluding investments in the securities lending reinvestment vehicle, if any). Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The investment in the securities lending reinvestment vehicle represented 1.7% of the Fund’s net assets as of May 31, 2024 and 0.0% of the Fund’s net assets as of November 30, 2023. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

Goldman Sachs Energy Infrastructure Fund

as of May 31, 2024

Investment Objective and Principal Investment Strategy (condensed)

The Goldman Sachs Energy Infrastructure Fund (the “Fund”) seeks total return through current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in U.S. and non-U.S. equity or fixed income securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and “C” corporations. The Fund’s investments in MLPs will not exceed 25% of the Fund’s total assets as measured at the time of purchase. The Fund intends to concentrate its investments in the energy sector. The Fund may also invest up to 20% of its Net Assets in non-energy infrastructure investments, including equity and fixed income securities of U.S. and non-U.S. companies.

PERFORMANCE REVIEW

December 1, 2023–May 31, 2024	Fund Total Return (based on NAV)[1]	Alerian Midstream Energy Select Index (total return, unhedged, USD)[2]

Class A	13.34%	14.67%

Class C	12.85	14.67

Institutional	13.46	14.67

Investor	13.46	14.67

Class R6	13.56	14.67

Class R	13.11	14.67

Class P	13.47	14.67

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Alerian Midstream Energy Select Index (total return, unhedged, USD) is a composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents are engaged in midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMEI) and on a total-return basis (AMEIX). It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6

FUND BASICS

TOP TEN HOLDINGS AS OF 5/31/24‡

Holding	% of Net Assets	Line of Business
Enbridge, Inc.	8.2%	Pipeline Transportation | Petroleum
Energy Transfer LP	8.1	Pipeline Transportation | Natural Gas
Targa Resources Corp.	7.4	Gathering + Processing
Cheniere Energy, Inc.	6.9	Other | Liquefaction
Plains GP Holdings LP	6.4	Pipeline Transportation | Petroleum
Enterprise Products Partners LP	6.1	Pipeline Transportation | Natural Gas
DT Midstream, Inc.	6.0	Pipeline Transportation | Natural Gas
Pembina Pipeline Corp.	4.9	Pipeline Transportation | Natural Gas
Equitrans Midstream Corp.	4.8	Pipeline Transportation | Natural Gas
MPLX LP	4.7	Gathering + Processing

‡	The top 10 holdings may not be representative of the Fund’s future investments.

FUND SECTOR ALLOCATIONS*

*

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

7

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks† – 96.4%

Bioenergy* – 2.2%
28,545	Darling Ingredients, Inc.	$1,153,218
25,980	Green Plains, Inc.	446,077

		1,599,295

Clean Power – 89.2%
134,496	5N Plus, Inc.*	569,384
239,164	AES Corp.	5,163,551
13,776	ALLETE, Inc.	869,954
36,869	Atlantica Sustainable Infrastructure PLC	810,381
10,915	Avangrid, Inc.	393,049
126,637	Boralex, Inc. Class A	3,213,892
20,411	Brookfield Renewable Corp. Class A	643,763
207,692	Brookfield Renewable Partners LP	5,798,218
93,249	Clearway Energy, Inc. Class A	2,394,634
196,537	Drax Group PLC	1,298,518
42,644	Edison International	3,277,191
347,398	EDP - Energias de Portugal SA	1,413,573
102,784	EDP Renovaveis SA	1,651,779
49,797	Enel SpA	361,561
57,194	Engie SA	968,958
25,193	Eversource Energy	1,492,181
71,173	Hydro One Ltd.(a)	2,050,150
134,605	Iberdrola SA	1,776,619
8,488	IDACORP, Inc.	810,349
165,225	Innergex Renewable Energy, Inc.	1,183,166
139,744	National Grid PLC	1,583,298
58,574	NextEra Energy Partners LP	1,974,530
77,491	NextEra Energy, Inc.	6,200,830
220,527	Northland Power, Inc.	3,769,969
42,749	Ormat Technologies, Inc.	3,223,275
32,728	Orsted AS*(a)	2,007,429
34,776	PNM Resources, Inc.	1,333,312
29,270	Portland General Electric Co.	1,304,271
57,700	RWE AG	2,192,840
61,483	SSE PLC	1,383,131
94,696	Sunnova Energy International, Inc.*(b)	494,313
47,608	TransAlta Corp.	341,966
7,901	Verbund AG	648,727
13,723	Vestas Wind Systems AS*	385,045
16,642	Xcel Energy, Inc.	922,799

		63,906,606

Other(b) –1.4%
153,758	Centrais Eletricas Brasileiras SA	1,027,103

Solar Tech – 3.6%
64,856	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,159,056
23,276	Shoals Technologies Group, Inc. Class A*	183,182
15,590	Sunrun, Inc.*	225,432

		2,567,670

TOTAL COMMON STOCKS (Cost $69,611,048)		$69,100,674

Units	Expiration Date	Value

Rights – 0.1%

Clean Power – 0.1%
National Grid PLC*
35,943	06/10/24	$89,792
(Cost $—)

Shares	Description	Value

Exchange Traded Funds – 1.4%

47,416	KraneShares MSCI China Clean Technology Index ETF	$989,031
(Cost $1,418,407)

Shares	Dividend Rate	Value

Investment Company(c) – 0.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
322,547	5.227%	$322,547
(Cost $322,547)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE – 98.4% (Cost $71,352,002)		$70,502,044

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 1.7%

Goldman Sachs Financial Square Government Fund — Institutional Shares
1,229,497	5.227%	$1,229,497
(Cost $1,229,497)

TOTAL INVESTMENTS – 100.1% (Cost $72,581,499)		$71,731,541

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(77,353)

NET ASSETS – 100.0%		$71,654,188

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the RENEWNA Index.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated fund.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
ETF	—Exchange Traded Fund
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks† – 100.6%

Gathering + Processing – 34.6%
515,916	Antero Midstream Corp.	$7,558,169
485,394	EnLink Midstream LLC*	6,159,650
267,661	Hess Midstream LP Class A	9,301,220
117,157	Kinetik Holdings, Inc.	4,802,265
421,511	MPLX LP	17,147,067
210,200	ONEOK, Inc.	17,026,200
230,208	Targa Resources Corp.	27,217,492
367,639	TC Energy Corp.	14,177,414
207,324	Western Midstream Partners LP	7,737,332
376,722	Williams Cos., Inc.	15,637,730

		126,764,539

Integrated – 1.0%
31,533	Exxon Mobil Corp.	3,697,560

Marketing | Wholesale – 4.4%
338,622	Gibson Energy, Inc.	5,659,642
203,662	Sunoco LP	10,386,762

		16,046,404

Other | Liquefaction – 7.2%
161,307	Cheniere Energy, Inc.	25,452,631
139,516	NextDecade Corp.*	998,935

		26,451,566

Pipeline Transportation | Natural Gas – 37.0%
92,907	Atlas Energy Solutions, Inc.	2,250,208
329,280	DT Midstream, Inc.	22,088,102
1,904,266	Energy Transfer LP	29,839,848
777,410	Enterprise Products Partners LP	22,156,185
1,226,196	Equitrans Midstream Corp.	17,510,079
543,971	Keyera Corp.	14,403,987
342,950	Kinder Morgan, Inc.	6,684,096
101,359	Kodiak Gas Services, Inc.	2,792,440
483,389	Pembina Pipeline Corp.	17,956,627

		135,681,572

Pipeline Transportation | Petroleum – 14.8%
820,257	Enbridge, Inc.	29,988,926
55,900	Genesis Energy LP	699,868
1,303,969	Plains GP Holdings LP Class A*	23,484,481

		54,173,275

Shares	Description	Value

Common Stocks† – (continued)

Production + Mining | Hydrocarbon – 0.7%
7,093	ConocoPhillips	$826,193
5,497	Hess Corp.	847,088
35,510	Marathon Oil Corp.	1,028,369

		2,701,650

Services | Midstream – 0.3%
48,322	USA Compression Partners LP	1,183,889

Services | Upstream – 0.6%
99,676	Archrock, Inc.	2,017,442

TOTAL COMMON STOCKS (Cost $176,702,551)		$368,717,897

Shares	Dividend Rate	Value

Investment Company(a) –0.7%

Goldman Sachs Financial Square Government Fund — Institutional Shares
2,588,146	5.227%	$2,588,146
(Cost $2,588,146)

TOTAL INVESTMENTS – 101.3% (Cost $179,290,697)		$371,306,043

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%		(4,933,544)

NET ASSETS – 100.0%		$366,372,499

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the AMEI Index.

(a)	Represents an affiliated fund.

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
GP	—General Partnership
LLC	—Limited Liability Company
LP	—Limited Partnership

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Statements of Assets and Liabilities May 31, 2024 (Unaudited)

	Clean Energy Income Fund	Energy Infrastructure Fund

Assets:

Investments in unaffiliated issuers, at value (cost $71,029,455 and $176,702,551, respectively)(a)	$ 70,179,497	$368,717,897
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,229,497	—
Investments in affiliated issuers, at value (cost $322,547 and $2,588,146, respectively)	322,547	2,588,146
Cash	63,693	1,866,573
Receivables:
Investments sold	895,534	1,725,070
Foreign tax reclaims	313,070	—
Dividends	159,294	512,248
Reimbursement from investment adviser	33,378	19,333
Fund shares sold	13,000	856,539
Securities lending income	1,144	—
Other assets	79,848	56,517

Total assets	73,290,502	376,342,323

Liabilities:

Foreign currency overdraft, at value (identified cost $13,440 and $0, respectively)	13,522	—
Payables:
Payable upon return of securities loaned	1,229,497	—
Investments purchased	185,672	1,571,132
Management fees	47,509	312,238
Distribution and Service fees and Transfer Agency fees	3,102	10,903
Fund shares redeemed	—	7,906,868
Accrued expenses	157,012	168,683

Total liabilities	1,636,314	9,969,824

Net Assets:

Paid-in capital	179,783,214	175,844,128

Total distributable earnings (loss)	(108,129,026)	190,528,371

NET ASSETS	$ 71,654,188	$366,372,499
Net Assets:
Class A	$ 2,649,106	$ 2,889,767
Class C	311,739	566,059
Institutional	4,420,192	2,754,664
Investor	1,913,837	94,987
Class R6	83,942	30,917,480
Class R	—	115,966
Class P	62,275,372	329,033,576

Total Net Assets	$ 71,654,188	$366,372,499

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	272,539	230,266
Class C	32,323	45,134
Institutional	453,425	218,169
Investor	196,588	7,523
Class R6	8,611	2,450,765
Class R	—	9,217

Class P	6,391,717	26,068,269

Net asset value, offering and redemption price per share:(b)
Class A	$9.72	$12.55
Class C	9.64	12.54
Institutional	9.75	12.63
Investor	9.74	12.63
Class R6	9.75	12.62
Class R	—	12.58

Class P	9.74	12.62

(a)	Includes loaned securities having a market value of $1,196,955 and $0, respectively.
(b)

Maximum public offering price per share for Class A Shares of the Clean Energy Income and Energy Infrastructure Funds is $10.29 and $13.28, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ENERGY FUNDS

Statements of Operations For the Six Months Ended May 31, 2024 (Unaudited)

	Clean Energy Income Fund	Energy Infrastructure Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $87,730 and $396,013, respectively)	$ 1,246,054	$ 5,842,879

Dividends — affiliated issuers	2,497	23,275

Securities lending income, net of rebates received or paid to borrowers	2,411	—

Interest	1,684	270

Total investment income	1,252,646	5,866,424

Expenses:

Management fees	304,149	1,728,552

Professional fees	67,795	71,590

Registration fees	50,158	56,681

Custody, accounting and administrative services	48,828	52,698

Printing and mailing costs	28,381	25,830

Transfer Agency fees(a)	14,628	53,933

Trustee fees	10,676	10,841

Distribution and Service (12b-1) fees(a)	4,468	5,528

Shareholder meeting expense	1,866	2,329

Service fees — Class C	393	670

Other	5,186	10,061

Total expenses	536,528	2,018,713

Less — expense reductions	(190,588)	(117,701)

Net expenses	345,940	1,901,012

NET INVESTMENT INCOME	906,706	3,965,412

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(11,911,970)	25,579,450

Foreign currency transactions	2,079	(4,534)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	16,762,130	14,134,883

Foreign currency translation	1,188	(3,091)

Net realized and unrealized gain	4,853,427	39,706,708

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 5,760,133	$43,672,120

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Clean Energy Income Fund	$3,289	$1,179	$—	$1,973	$236	$957	$1,520	$12	$—	$9,930
Energy Infrastructure Fund	3,223	2,010	295	1,934	402	338	66	5,194	89	45,910

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Statements of Changes in Net Assets

	Clean Energy Income Fund		Energy Infrastructure Fund

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Fiscal Year Ended November 30, 2023	For the Six Months Ended May 31, 2024 (Unaudited)	For the Fiscal Year Ended November 30, 2023

From operations:

Net investment income	$ 906,706	$ 4,105,489	$ 3,965,412	$ 6,540,779
Net realized gain (loss)	(11,909,891)	(72,215,586)	25,574,916	30,578,827
Net change in unrealized gain (loss)	16,763,318	3,098,902	14,131,792	(6,504,967)

Net increase (decrease) in net assets resulting from operations	5,760,133	(65,011,195)	43,672,120	30,614,639

Distributions to shareholders:

From distributable earnings:
Class A Shares	—	(73,993)	(139,881)	(148,572)
Class C Shares	—	(7,278)	(29,563)	(29,809)
Institutional Shares	—	(172,354)	(150,059)	(136,784)
Investor Shares	—	(65,582)	(4,746)	(5,149)
Class R6 Shares	—	(2,257)	(1,872,232)	(4,700,848)
Class R Shares(a)	—	(538)	(7,127)	(6,177)
Class P Shares	—	(3,904,201)	(17,409,045)	(19,874,354)
Return of capital:
Class A Shares	—	(22,637)	—	—
Class C Shares	—	(2,226)	—	—
Institutional Shares	—	(52,728)	—	—
Investor Shares	—	(20,064)	—	—
Class R6 Shares	—	(691)	—	—
Class R Shares(a)	—	(165)	—	—
Class P Shares	—	(1,194,403)	—	—

Total distributions to shareholders	—	(5,519,117)	(19,612,653)	(24,901,693)

From share transactions:

Proceeds from sales of shares	12,562,062	32,048,983	30,661,555	36,620,283
Reinvestment of distributions	—	5,502,858	19,574,844	24,819,834
Cost of shares redeemed	(44,607,898)	(185,738,423)	(57,829,866)	(105,417,798)

Net decrease in net assets resulting from share transactions	(32,045,836)	(148,186,582)	(7,593,467)	(43,977,681)

TOTAL INCREASE (DECREASE)	(26,285,703)	(218,716,894)	16,466,000	(38,264,735)

Net assets:

Beginning of period	97,939,891	316,656,785	349,906,499	388,171,234

End of period	$ 71,654,188	$ 97,939,891	$366,372,499	$ 349,906,499

(a)	At the close of business on July 14, 2023, Class R Shares of the Clean Energy Income Fund were liquidated.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Class A Shares
	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,			Period Ended November 30, 2020(a)
			2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.98		$12.19	$13.93	$13.60	$10.00

Net investment income(b)	0.09		0.16	0.09	0.06	0.08

Net realized and unrealized gain (loss)	0.65		(3.08)	(0.97)	0.48	3.55

Total from investment operations	0.74		(2.92)	(0.88)	0.54	3.63

Distributions to shareholders from net investment income	—		(0.22)	(0.05)	(0.16)	(0.03)

Distributions to shareholders from net realized gains	—		—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.07)	(0.13)	—	—

Total distributions	—		(0.29)	(0.86)	(0.21)	(0.03)

Net asset value, end of period	$9.72		$8.98	$12.19	$13.93	$13.60

Total return(c)	8.12%		(24.05)%	(6.52)%	4.01%	36.27%

Net assets, end of period (in 000s)	$2,649		$2,909	$4,621	$5,194	$1,882

Ratio of net expenses to average net assets	1.26	%(d)	1.26%	1.26%	1.26%	1.27	%(d)

Ratio of total expenses to average net assets	1.76	%(d)	1.39%	1.35%	1.39%	2.42	%(d)

Ratio of net investment income to average net assets	2.11	%(d)	1.47%	0.76%	0.42%	1.54	%(d)

Portfolio turnover rate(e)	30%		40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Class C Shares
	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,			Period Ended November 30, 2020(a)
			2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.95		$12.13	$13.87	$13.58	$10.00

Net investment income (loss)(b)	0.06		0.08	0.01	(0.05)	0.03

Net realized and unrealized gain (loss)	0.63		(3.06)	(0.97)	0.49	3.55

Total from investment operations	0.69		(2.98)	(0.96)	0.44	3.58

Distributions to shareholders from net investment income	—		(0.15)	(0.03)	(0.10)	—

Distributions to shareholders from net realized gains	—		—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.05)	(0.07)	—	—

Total distributions	—		(0.20)	(0.78)	(0.15)	—

Net asset value, end of period	$9.64		$8.95	$12.13	$13.87	$13.58

Total return(c)	7.82%		(24.66)%	(7.16)%	3.22%	35.80%

Net assets, end of period (in 000s)	$312		$360	$616	$481	$83

Ratio of net expenses to average net assets	2.01	%(d)	2.01%	2.01%	2.01%	2.02	%(d)

Ratio of total expenses to average net assets	2.51	%(d)	2.14%	2.10%	2.14%	4.85	%(d)

Ratio of net investment income (loss) to average net assets	1.33	%(d)	0.72%	0.05%	(0.39)%	0.51	%(d)

Portfolio turnover rate(e)	30%		40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Institutional Shares
	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,			Period Ended November 30, 2020(a)
			2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.99		$12.21	$13.95	$13.61	$10.00

Net investment income(b)	0.11		0.20	0.14	0.11	0.08

Net realized and unrealized gain (loss)	0.65		(3.09)	(0.98)	0.49	3.56

Total from investment operations	0.76		(2.89)	(0.84)	0.60	3.64

Distributions to shareholders from net investment income	—		(0.25)	(0.06)	(0.21)	(0.03)

Distributions to shareholders from net realized gains	—		—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.08)	(0.16)	—	—

Total distributions	—		(0.33)	(0.90)	(0.26)	(0.03)

Net asset value, end of period	$9.75		$8.99	$12.21	$13.95	$13.61

Total return(c)	8.33%		(23.79)%	(6.14)%	4.45%	36.40%

Net assets, end of period (in 000s)	$4,420		$5,606	$7,667	$8,538	$7,070

Ratio of net expenses to average net assets	0.90	%(d)	0.90%	0.89%	0.89%	0.89	%(d)

Ratio of total expenses to average net assets	1.40	%(d)	1.02%	0.98%	1.03%	3.62	%(d)

Ratio of net investment income to average net assets	2.42	%(d)	1.87%	1.12%	0.76%	1.52	%(d)

Portfolio turnover rate(e)	30%		40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Investor Shares
	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,			Period Ended November 30, 2020(a)
			2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.99		$12.19	$13.93	$13.61	$10.00

Net investment income(b)	0.10		0.17	0.13	0.07	0.07

Net realized and unrealized gain (loss)	0.65		(3.06)	(0.98)	0.51	3.56

Total from investment operations	0.75		(2.89)	(0.85)	0.58	3.63

Distributions to shareholders from net investment income	—		(0.24)	(0.05)	(0.21)	(0.02)

Distributions to shareholders from net realized gains	—		—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.07)	(0.16)	—	—

Total distributions	—		(0.31)	(0.89)	(0.26)	(0.02)

Net asset value, end of period	$9.74		$8.99	$12.19	$13.93	$13.61

Total return(c)	8.34%		(23.88)%	(6.25)%	4.27%	36.33%

Net assets, end of period (in 000s)	$1,914		$2,286	$10,087	$5,653	$68

Ratio of net expenses to average net assets	1.01	%(d)	1.01%	1.01%	1.01%	1.02	%(d)

Ratio of total expenses to average net assets	1.51	%(d)	1.14%	1.10%	1.14%	3.86	%(d)

Ratio of net investment income to average net assets	2.30	%(d)	1.54%	1.04%	0.53%	1.39	%(d)

Portfolio turnover rate(e)	30%		40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Class R6 Shares
	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,			Period Ended November 30, 2020(a)
			2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.99		$12.21	$13.95	$13.61	$10.00

Net investment income(b)	0.11		0.20	0.15	0.11	0.08

Net realized and unrealized gain (loss)	0.65		(3.09)	(0.99)	0.49	3.56

Total from investment operations	0.76		(2.89)	(0.84)	0.60	3.64

Distributions to shareholders from net investment income	—		(0.25)	(0.06)	(0.21)	(0.03)

Distributions to shareholders from net realized gains	—		—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.08)	(0.16)	—	—

Total distributions	—		(0.33)	(0.90)	(0.26)	(0.03)

Net asset value, end of period	$9.75		$8.99	$12.21	$13.95	$13.61

Total return(c)	8.45%		(23.86)%	(6.13)%	4.46%	36.40%

Net assets, end of period (in 000s)	$84		$83	$99	$71	$68

Ratio of net expenses to average net assets	0.89	%(d)	0.88%	0.89%	0.88%	0.88	%(d)

Ratio of total expenses to average net assets	1.40	%(d)	1.01%	0.97%	1.02%	3.72	%(d)

Ratio of net investment income to average net assets	2.51	%(d)	1.86%	1.20%	0.75%	1.53	%(d)

Portfolio turnover rate(e)	30%		40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Class P Shares
	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,			Period Ended November 30, 2020(a)
			2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.99		$12.20	$13.94	$13.61	$10.00

Net investment income(b)	0.11		0.20	0.14	0.11	0.08

Net realized and unrealized gain (loss)	0.64		(3.08)	(0.98)	0.48	3.56

Total from investment operations	0.75		(2.88)	(0.84)	0.59	3.64

Distributions to shareholders from net investment income	—		(0.25)	(0.06)	(0.21)	(0.03)

Distributions to shareholders from net realized gains	—		—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.08)	(0.16)	—	—

Total distributions	—		(0.33)	(0.90)	(0.26)	(0.03)

Net asset value, end of period	$9.74		$8.99	$12.20	$13.94	$13.61

Total return(c)	8.34%		(23.81)%	(6.14)%	4.39%	36.41%

Net assets, end of period (in 000s)	$62,275		$86,696	$293,501	$421,488	$115,158

Ratio of net expenses to average net assets	0.89	%(d)	0.88%	0.88%	0.88%	0.88	%(d)

Ratio of total expenses to average net assets	1.39	%(d)	1.01%	0.97%	1.01%	1.85	%(d)

Ratio of net investment income to average net assets	2.40	%(d)	1.79%	1.11%	0.78%	1.41	%(d)

Portfolio turnover rate(e)	30%		40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Class A Shares
	Six Months Ended		Year Ended November 30,
	May 31, 2024 (Unaudited)		2023	2022	2021	2020		2019

Per Share Data

Net asset value, beginning of period	$11.75		$11.56	$9.56	$7.18	$8.64		$9.26

Net investment income(a)	0.11		0.15	0.07	0.06	0.03		0.12

Net realized and unrealized gain (loss)	1.36		0.77	2.70	2.71	(1.16	)(b)	(0.36	)(b)

Total from investment operations	1.47		0.92	2.77	2.77	(1.13)		(0.24)

Distributions to shareholders from net investment income	—		(0.43)	(0.37)	(0.39)	(0.05)		(0.23)

Distributions to shareholders from net realized gains	(0.67)		(0.30)	(0.40)	—	(0.05)		—

Distributions to shareholders from return of capital	—		—	—	—	(0.23)		(0.15)

Total distributions	(0.67)		(0.73)	(0.77)	(0.39)	(0.33)		(0.38)

Net asset value, end of period	$12.55		$11.75	$11.56	$9.56	$7.18		$8.64

Total return(c)	13.34%		8.63%	30.74%	38.55%	(13.05)%		(2.82)%

Net assets, end of period (in 000s)	$2,890		$2,442	$2,296	$617	$68		$55

Ratio of net expenses to average net assets	1.47	%(d)	1.47%	1.47%	1.47%	1.48%		1.50%

Ratio of total expenses to average net assets	1.53	%(d)	1.52%	1.54%	1.53%	1.73%		2.47%

Ratio of net investment income to average net assets	1.92	%(d)	1.40%	0.67%	0.68%	0.35%		1.24%

Portfolio turnover rate(e)	21%		41%	56%	58%	121%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Class C Shares
	Six Months Ended		Year Ended November 30,
	May 31, 2024 (Unaudited)		2023	2022	2021	2020		2019

Per Share Data

Net asset value, beginning of period	$11.79		$11.60	$9.58	$7.20	$8.64		$9.26

Net investment income (loss)(a)	0.07		0.07	(0.01)	0.01	(0.02)		0.08

Net realized and unrealized gain (loss)	1.35		0.77	2.71	2.69	(1.16	)(b)	(0.39	)(b)

Total from investment operations	1.42		0.84	2.70	2.70	(1.18)		(0.31)

Distributions to shareholders from net investment income	—		(0.35)	(0.28)	(0.32)	(0.02)		(0.19)

Distributions to shareholders from net realized gains	(0.67)		(0.30)	(0.40)	—	(0.05)		—

Distributions to shareholders from return of capital	—		—	—	—	(0.19)		(0.12)

Total distributions	(0.67)		(0.65)	(0.68)	(0.32)	(0.26)		(0.31)

Net asset value, end of period	$12.54		$11.79	$11.60	$9.58	$7.20		$8.64

Total return(c)	12.85%		7.85%	29.76%	37.44%	(13.60)%		(3.63)%

Net assets, end of period (in 000s)	$566		$520	$556	$448	$135		$154

Ratio of net expenses to average net assets	2.22	%(d)	2.22%	2.22%	2.22%	2.23%		2.25%

Ratio of total expenses to average net assets	2.28	%(d)	2.27%	2.29%	2.28%	2.48%		3.17%

Ratio of net investment income (loss) to average net assets	1.18	%(d)	0.64%	(0.12)%	0.16%	(0.34)%		0.89%

Portfolio turnover rate(e)	21%		41%	56%	58%	121%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Institutional Shares
	Six Months Ended		Year Ended November 30,
	May 31, 2024 (Unaudited)		2023	2022	2021	2020		2019

Per Share Data

Net asset value, beginning of period	$11.81		$11.62	$9.59	$7.19	$8.65		$9.26

Net investment income(a)	0.14		0.21	0.11	0.10	0.05		0.15

Net realized and unrealized gain (loss)	1.35		0.75	2.72	2.70	(1.16	)(b)	(0.35	)(b)

Total from investment operations	1.49		0.96	2.83	2.80	(1.11)		(0.20)

Distributions to shareholders from net investment income	—		(0.47)	(0.40)	(0.40)	(0.05)		(0.25)

Distributions to shareholders from net realized gains	(0.67)		(0.30)	(0.40)	—	(0.05)		—

Distributions to shareholders from return of capital	—		—	—	—	(0.25)		(0.16)

Total distributions	(0.67)		(0.77)	(0.80)	(0.40)	(0.35)		(0.41)

Net asset value, end of period	$12.63		$11.81	$11.62	$9.59	$7.19		$8.65

Total return(c)	13.46%		9.07%	31.17%	39.03%	(12.74)%		(2.36)%

Net assets, end of period (in 000s)	$2,755		$4,311	$1,240	$1,323	$2,415		$2,606

Ratio of net expenses to average net assets	1.10	%(d)	1.10%	1.10%	1.10%	1.10%		1.11%

Ratio of total expenses to average net assets	1.17	%(d)	1.15%	1.17%	1.18%	1.35%		2.09%

Ratio of net investment income to average net assets	2.28	%(d)	1.87%	1.04%	1.13%	0.74%		1.62%

Portfolio turnover rate(e)	21%		41%	56%	58%	121%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Investor Shares
	Six Months Ended		Year Ended November 30,
	May 31, 2024 (Unaudited)		2023	2022	2021	2020		2019

Per Share Data

Net asset value, beginning of period	$11.81		$11.61	$9.59	$7.19	$8.65		$9.26

Net investment income(a)	0.13		0.18	0.10	0.09	0.04		0.14

Net realized and unrealized gain (loss)	1.36		0.78	2.71	2.71	(1.16	)(b)	(0.35	)(b)

Total from investment operations	1.49		0.96	2.81	2.80	(1.12)		(0.21)

Distributions to shareholders from net investment income	—		(0.46)	(0.39)	(0.40)	(0.05)		(0.24)

Distributions to shareholders from net realized gains	(0.67)		(0.30)	(0.40)	—	(0.05)		—

Distributions to shareholders from return of capital	—		—	—	—	(0.24)		(0.16)

Total distributions	(0.67)		(0.76)	(0.79)	(0.40)	(0.34)		(0.40)

Net asset value, end of period	$12.63		$11.81	$11.61	$9.59	$7.19		$8.65

Total return(c)	13.46%		8.96%	31.02%	38.90%	(12.86)%		(2.50)%

Net assets, end of period (in 000s)	$95		$84	$77	$57	$41		$47

Ratio of net expenses to average net assets	1.21	%(d)	1.22%	1.23%	1.22%	1.23%		1.25%

Ratio of total expenses to average net assets	1.28	%(d)	1.27%	1.29%	1.29%	1.49%		2.23%

Ratio of net investment income to average net assets	2.19	%(d)	1.65%	0.91%	0.96%	0.61%		1.49%

Portfolio turnover rate(e)	21%		41%	56%	58%	121%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Class R6 Shares
	Six Months Ended		Year Ended November 30,
	May 31, 2024 (Unaudited)		2023	2022	2021	2020		2019

Per Share Data

Net asset value, beginning of period	$11.79		$11.59	$9.58	$7.18	$8.65		$9.26

Net investment income(a)	0.14		0.19	0.11	0.10	0.06		0.16

Net realized and unrealized gain (loss)	1.36		0.78	2.70	2.71	(1.18	)(b)	(0.36	)(b)

Total from investment operations	1.50		0.97	2.81	2.81	(1.12)		(0.20)

Distributions to shareholders from net investment income	—		(0.47)	(0.40)	(0.41)	(0.05)		(0.25)

Distributions to shareholders from net realized gains	(0.67)		(0.30)	(0.40)	—	(0.05)		—

Distributions to shareholders from return of capital	—		—	—	—	(0.25)		(0.16)

Total distributions	(0.67)		(0.77)	(0.80)	(0.41)	(0.35)		(0.41)

Net asset value, end of period	$12.62		$11.79	$11.59	$9.58	$7.18		$8.65

Total return(c)	13.56%		9.08%	31.11%	39.13%	(12.83)%		(2.35)%

Net assets, end of period (in 000s)	$30,917		$32,956	$86,997	$81,455	$78,375		$47

Ratio of net expenses to average net assets	1.10	%(d)	1.09%	1.09%	1.09%	1.09%		1.10%

Ratio of total expenses to average net assets	1.16	%(d)	1.15%	1.15%	1.17%	1.30%		2.08%

Ratio of net investment income to average net assets	2.31	%(d)	1.76%	1.00%	1.10%	0.92%		1.64%

Portfolio turnover rate(e)	21%		41%	56%	58%	121%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Class R Shares
	Six Months Ended		Year Ended November 30,
	May 31, 2024 (Unaudited)		2023	2022	2021	2020		2019

Per Share Data

Net asset value, beginning of period	$11.79		$11.62	$9.60	$7.19	$8.65		$9.26

Net investment income(a)	0.10		0.13	0.04	0.04	0.01		0.09

Net realized and unrealized gain (loss)	1.36		0.76	2.71	2.72	(1.17	)(b)	(0.35	)(b)

Total from investment operations	1.46		0.89	2.75	2.76	(1.16)		(0.26)

Distributions to shareholders from net investment income	—		(0.42)	(0.33)	(0.35)	(0.04)		(0.21)

Distributions to shareholders from net realized gains	(0.67)		(0.30)	(0.40)	—	(0.05)		—

Distributions to shareholders from return of capital	—		—	—	—	(0.21)		(0.14)

Total distributions	(0.67)		(0.72)	(0.73)	(0.35)	(0.30)		(0.35)

Net asset value, end of period	$12.58		$11.79	$11.62	$9.60	$7.19		$8.65

Total return(c)	13.11%		8.39%	30.37%	38.33%	(13.34)%		(2.98)%

Net assets, end of period (in 000s)	$116		$126	$72	$56	$40		$49

Ratio of net expenses to average net assets	1.71	%(d)	1.72%	1.72%	1.72%	1.73%		1.75%

Ratio of total expenses to average net assets	1.78	%(d)	1.77%	1.79%	1.79%	1.99%		2.73%

Ratio of net investment income to average net assets	1.71	%(d)	1.15%	0.40%	0.47%	0.10%		0.99%

Portfolio turnover rate(e)	21%		41%	56%	58%	121%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Class P Shares
	Six Months Ended		Year Ended November 30,
	May 31, 2024 (Unaudited)		2023	2022	2021	2020		2019

Per Share Data

Net asset value, beginning of period	$11.80		$11.60	$9.58	$7.18	$8.64		$9.26

Net investment income(a)	0.13		0.19	0.11	0.10	0.06		0.17

Net realized and unrealized gain (loss)	1.36		0.78	2.71	2.71	(1.17	)(b)	(0.38	)(b)

Total from investment operations	1.49		0.97	2.82	2.81	(1.11)		(0.21)

Distributions to shareholders from net investment income	—		(0.47)	(0.40)	(0.41)	(0.05)		(0.25)

Distributions to shareholders from net realized gains	(0.67)		(0.30)	(0.40)	—	(0.05)		—

Distributions to shareholders from return of capital	—		—	—	—	(0.25)		(0.16)

Total distributions	(0.67)		(0.77)	(0.80)	(0.41)	(0.35)		(0.41)

Net asset value, end of period	$12.62		$11.80	$11.60	$9.58	$7.18		$8.64

Total return(c)	13.47%		9.09%	31.22%	39.13%	(12.74)%		(2.46)%

Net assets, end of period (in 000s)	$329,034		$309,469	$296,933	$213,647	$160,821		$64,970

Ratio of net expenses to average net assets	1.09	%(d)	1.09%	1.09%	1.09%	1.09%		1.10%

Ratio of total expenses to average net assets	1.16	%(d)	1.15%	1.16%	1.16%	1.33%		1.92%

Ratio of net investment income to average net assets	2.30	%(d)	1.77%	1.04%	1.10%	0.84%		1.78%

Portfolio turnover rate(e)	21%		41%	56%	58%	121%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements May 31, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Diversified/

Fund	Share Classes Offered	Non-diversified

Goldman Sachs Clean Energy Income Fund	A, C, Institutional, Investor, R6 and P	Non-diversified

Goldman Sachs Energy Infrastructure Fund	A, C, Institutional, Investor, R6, R and P	Non-diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00% which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Net investment income distributions, if any, are declared and paid at least semi-annually. Capital gains distributions, if any, are declared and paid annually.

27

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

Return of Capital Estimates — Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

28

GOLDMAN SACHS ENERGY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

29

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2024:

CLEAN ENERGY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$ 2,108,899	$14,372,960	$—

North America	51,591,712	—	—

South America	1,027,103	—	—

Securities Lending Reinvestment Vehicle	1,229,497	—	—

Rights	—	89,792	—

Exchange Traded Funds	989,031	—	—

Investment Company	322,547	—	—

Total	$57,268,789	$14,462,752	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

ENERGY INFRASTRUCTURE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$368,717,897	$—	$—

Investment Company	2,588,146	—	—

Total	$371,306,043	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages each Fund, subject to the general supervision of the Trustees.

30

GOLDMAN SACHS ENERGY FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of each Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets. For the six months ended May 31, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Net Management Rate^

Clean Energy Income Fund	0.80%	0.72%	0.68%	0.67%	0.66%	0.80%

Energy Infrastructure Fund	1.00	0.90	0.86	0.84	0.82	1.00

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Fund invests. For the six months ended May 31, 2024, GSAM waived $79 and $619 of the Funds’ management fees for Clean Energy Income Fund and Energy Infrastructure Fund, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended May 31, 2024, Goldman Sachs retained $30 and $5 related to Clean Energy Income Class A Shares and Energy Infrastructure Class A Shares, respectively.

D. Service Plan — The Trust, on behalf of each Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

31

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Clean Energy Income Fund and Energy Infrastructure Fund are 0.054% and 0.064%, respectively. These Other Expense limitations will remain in place through at least March 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended May 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

			Other	Total
	Management	Transfer Agency	Expense	Expense
Fund	Fee Waiver	Waivers/Credits	Reimbursements	Reductions

Clean Energy Income Fund	$ 79	$16	$190,493	$190,588

Energy Infrastructure Fund	619	9	117,073	117,701

G. Line of Credit Facility — As of May 31, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H. Other Transactions with Affiliates — For the six months ended May 31, 2024, Goldman Sachs earned $0 and $1,101 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Clean Energy Income Fund and Energy Infrastructure Fund, respectively.

As of May 31, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Investor	Class R6	Class R

Clean Energy Income Fund	—%	67%	—%

Energy Infrastructure Fund	97	—	77

32

GOLDMAN SACHS ENERGY FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended May 31, 2024:

		Beginning			Ending
		Value as of			Value as of	Shares as of
		November 30,	Purchases	Proceeds	May 31,	May 31,	Dividend
Fund	Underlying Fund	2023	at Cost	from Sales	2024	2024	Income

Clean Energy Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$4,170,414	$(3,847,867)	$322,547	322,547	$2,497

Energy Infrastructure Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	30,729,691	(28,141,546)	2,588,146	2,588,146	23,275

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended May 31, 2024, were as follows:

Fund	Purchases	Sales

Clean Energy Income Fund	$22,904,364	$55,193,444

Energy Infrastructure Fund	74,468,970	94,207,224

6. SECURITIES LENDING

The Clean Energy Income Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at its last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate

33

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

6. SECURITIES LENDING (continued)

the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of May 31, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended May 31, 2024, are reported under Investment Income on the Statements of Operations. The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended May 31, 2024.

	Beginning			Ending
	Value as of	Purchases	Proceeds	Value as of
Fund	November 30, 2023	at cost	from Sales	May 31, 2024

Clean Energy Income Fund	$44,400	$8,237,068	$(7,051,971)	$1,229,497

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2023, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Clean Energy Income Fund	Energy Infrastructure Fund

Capital loss carryforwards:

Perpetual Short-Term	$(12,320,173)	$—

Perpetual Long-Term	(53,796,144)	—

Total capital loss carryforwards	(66,116,317)	—

Timing differences (Post October Loss Deferral/Late Year Ordinary Loss Deferral)	$(15,288,647)	$(876,477)

As of May 31, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Clean Energy Income Fund	Energy Infrastructure Fund

Tax Cost	$87,446,086	$211,355,503

Gross unrealized gain	5,797,897	192,382,168

Gross unrealized loss	(21,512,442)	(32,431,628)

Net unrealized gain (loss)	$(15,714,545)	$159,950,540

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of partnership investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

34

GOLDMAN SACHS ENERGY FUNDS

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Clean Energy Sector Risk — The Clean Energy Income Fund concentrates its investments in the clean energy group of industries, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that group of industries. Clean energy companies may be more volatile than companies operating in more established industries. Certain valuation methods used to value clean energy companies have not been in widespread use for a significant period of time and may further increase the volatility of certain clean energy company share prices. Clean energy companies and other companies operating in the clean energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of clean energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Clean energy companies can be significantly affected by the supply of, and demand for, particular energy products, which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for clean energy companies may adversely impact their profitability. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect companies in the clean energy group of industries. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. Adhering to the clean energy company criteria and applying the Investment Adviser’s supplemental clean energy analysis may also affect the Fund’s performance relative to other energy sector-focused funds that do not adhere to such criteria or apply such analysis.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Energy Sector Risk — The Energy Infrastructure Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs, energy infrastructure companies and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

During periods of heightened volatility, energy producers that are burdened with debt may seek bankruptcy relief. Bankruptcy laws may permit the revocation or renegotiation of contracts between energy producers and MLPs/energy infrastructure companies, which could have a dramatic impact on the ability of MLPs/energy infrastructure companies to pay distributions to its investors, including the Energy Infrastructure Fund, which in turn could impact the ability of the Fund to pay dividends and dramatically impact the value of the Fund’s investments.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property,

35

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

8. OTHER RISKS (continued)

trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Infrastructure Company Risk — Infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by innovations in technology that could render the way in which a company delivers a product or service obsolete and natural or man-made disasters.

Investments in ETFs Risk — The Funds may invest directly in ETFs, including affiliated ETFs. The Funds investments in ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’

36

GOLDMAN SACHS ENERGY FUNDS

8. OTHER RISKS (continued)

investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

MLP Tax Risk— MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of a Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by a Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Non-Diversification Risk — Each Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Private Investment Risk — The Funds may invest in PIPE securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. The Funds may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act of 1933, as amended, the securities are “restricted” and cannot be immediately resold into the public markets. The ability of the Funds to freely transfer restricted shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Funds’ use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities.

Tax Risks — Tax risks associated with investments in the Funds include but are not limited to the following:

37

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

38

GOLDMAN SACHS ENERGY FUNDS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Clean Energy Income Fund

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Fiscal Year Ended November 30, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	8,986	$79,522	56,144	$590,353

Reinvestment of distributions	—	—	9,791	96,002

Shares redeemed	(60,265)	(542,626)	(121,117)	(1,271,551)

	(51,279)	(463,104)	(55,182)	(585,196)

Class C Shares

Shares sold	636	5,800	5,928	62,565

Reinvestment of distributions	—	—	966	9,504

Shares redeemed	(8,565)	(74,933)	(17,389)	(158,989)

	(7,929)	(69,133)	(10,495)	(86,920)

Institutional Shares

Shares sold	96,755	917,022	382,338	4,221,684

Reinvestment of distributions	—	—	21,137	209,451

Shares redeemed	(266,621)	(2,414,535)	(408,130)	(4,057,850)

	(169,866)	(1,497,513)	(4,655)	373,285

Investor Shares

Shares sold	24,408	219,247	174,993	1,681,428

Reinvestment of distributions	—	—	8,707	85,646

Shares redeemed	(82,181)	(728,196)	(756,691)	(8,386,419)

	(57,773)	(508,949)	(572,991)	(6,619,345)

Class R6 Shares

Shares sold	560	5,097	6,419	75,797

Reinvestment of distributions	—	—	301	2,948

Shares redeemed	(1,217)	(10,756)	(5,564)	(65,129)

	(657)	(5,659)	1,156	13,616

Class R Shares(a)

Reinvestment of distributions	—	—	65	703

Shares redeemed	—	—	(5,459)	(60,473)

	—	—	(5,394)	(59,770)

Class P Shares

Shares sold	1,230,514	11,335,374	2,285,637	25,417,156

Reinvestment of distributions	—	—	503,647	5,098,604

Shares redeemed	(4,484,598)	(40,836,852)	(17,197,910)	(171,738,012)

	(3,254,084)	(29,501,478)	(14,408,626)	(141,222,252)

NET DECREASE	(3,541,588)	$(32,045,836)	(15,056,187)	$(148,186,582)

(a)	At the close of business on July 14, 2023, Class R Shares of the Clean Energy Income Fund were liquidated.

39

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Energy Infrastructure Fund

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Fiscal Year Ended November 30, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	45,441	$529,809	116,162	$1,257,531

Reinvestment of distributions	12,964	139,882	13,487	148,572

Shares redeemed	(35,927)	(412,533)	(120,415)	(1,305,520)

	22,478	257,158	9,234	100,583

Class C Shares

Shares sold	510	6,387	—	—

Reinvestment of distributions	2,732	29,563	2,703	29,809

Shares redeemed	(2,245)	(26,443)	(6,465)	(67,352)

	997	9,507	(3,762)	(37,543)

Institutional Shares

Shares sold	148,216	1,806,802	562,418	6,318,502

Reinvestment of distributions	13,843	150,059	12,079	136,784

Shares redeemed	(308,812)	(3,460,581)	(316,330)	(3,542,653)

	(146,753)	(1,503,720)	258,167	2,912,633

Investor Shares

Shares sold	—	14	—	1

Reinvestment of distributions	438	4,746	465	5,149

Shares redeemed	(1)	(8)	(2)	(16)

	437	4,752	463	5,134

Class R6 Shares

Shares sold	108,071	1,351,017	213,501	2,421,293

Reinvestment of distributions	169,383	1,834,421	423,067	4,618,989

Shares redeemed	(621,899)	(7,844,856)	(5,345,026)	(60,836,736)

	(344,445)	(4,659,418)	(4,708,458)	(53,796,454)

Class R Shares

Shares sold	61	711	3,891	40,727

Reinvestment of distributions	658	7,128	557	6,177

Shares redeemed	(2,144)	(24,488)	(41)	(443)

	(1,425)	(16,649)	4,407	46,461

Class P Shares

Shares sold	2,247,345	26,966,815	2,394,335	26,582,229

Reinvestment of distributions	1,607,483	17,409,045	1,796,822	19,874,354

Shares redeemed	(4,021,492)	(46,060,957)	(3,547,549)	(39,665,078)

	(166,664)	(1,685,097)	643,608	6,791,505

NET DECREASE	(635,375)	$(7,593,467)	(3,796,341)	$(43,977,681)

40

GOLDMAN SACHS ENERGY FUNDS

Fund Expenses — Six Month Period Ended May 31, 2024 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments with respect to Class A Shares, contingent deferred sales charges on redemptions (generally with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2023 through May 31, 2024, which represents a period of 183 days of a 366-day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Clean Energy Income Fund				Energy Infrastructure Fund
Share Class	Beginning Account Value 12/1/23	Ending Account Value 5/31/24		Expenses Paid for the 6 months ended 5/31/24*	Beginning Account Value 12/1/23	Ending Account Value 5/31/24		Expenses Paid for the 6 months ended 5/31/24*

Class A

Actual	$1,000.00	$1,081.20		$ 6.54	$1,000.00	$1,133.40		$ 7.81

Hypothetical 5% return	1,000.00	1,018.70	+	6.34	1,000.00	1,017.70	+	7.39

Class C

Actual	1,000.00	1,078.20		10.42	1,000.00	1,128.50		11.79

Hypothetical 5% return	1,000.00	1,015.00	+	10.10	1,000.00	1,013.90	+	11.15

Institutional

Actual	1,000.00	1,083.30		4.67	1,000.00	1,134.60		5.89

Hypothetical 5% return	1,000.00	1,020.50	+	4.53	1,000.00	1,019.50	+	5.57

Investor

Actual	1,000.00	1,083.40		5.24	1,000.00	1,134.60		6.48

Hypothetical 5% return	1,000.00	1,020.00	+	5.08	1,000.00	1,019.00	+	6.13

Class R6

Actual	1,000.00	1,084.50		4.65	1,000.00	1,135.60		5.84

Hypothetical 5% return	1,000.00	1,020.60	+	4.50	1,000.00	1,019.50	+	5.52

Class R

Actual	—	—		—	1,000.00	1,131.10		9.12

Hypothetical 5% return	—	—		—	1,000.00	1,016.50	+	8.63

Class P

Actual	1,000.00	1,083.40		4.62	1,000.00	1,134.70		5.84

Hypothetical 5% return	1,000.00	1,020.60	+	4.48	1,000.00	1,019.60	+	5.53

*

Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P

Clean Energy Income Fund	1.26%	2.01%	0.90%	1.01%	0.89%	—%	0.89%

Energy Infrastructure Fund	1.47	2.22	1.10	1.21	1.10	1.71	1.09

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

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GOLDMAN SACHS ENERGY FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 13-14, 2024, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

42

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FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.56 trillion in assets under supervision as of March 31, 2024, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund
∎	U.S. Mortgages Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Dynamic Bond Fund[6]
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Emerging Markets Credit Fund

Fixed Income Alternatives

∎	Short Duration High Yield Fund[4]

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Enhanced Core Equity Fund[5]
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Strategy Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Goldman Sachs GQG Partners International Opportunities Fund

[1]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[2]

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account or a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[3]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account or a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[4]	Effective after the close of business on April 17, 2024, the Goldman Sachs Long Short Credit Strategies Fund was renamed the Goldman Sachs Short Duration High Yield Fund.
[5]	Effective after the close of business on February 13, 2024, the Goldman Sachs Flexible Cap Fund was renamed the Goldman Sachs Enhanced Core Equity Fund.
[6]	Effective after the close of business on June 17, 2024, the Goldman Sachs Strategic Income Fund was renamed the Goldman Sachs Dynamic Bond Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn more about our closed-end funds and exchange-traded funds.

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Paul C. Wirth GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 Goldman Sachs does not provide legal, tax or accounting advice, unless explicitly agreed between you and Goldman Sachs (generally through certain services offered only to clients of Private Wealth Management). Any statement contained in this presentation concerning U.S. tax matters is not intended or written to be used and cannot be used for the purpose of avoiding penalties imposed on the relevant taxpayer. Notwithstanding anything in this document to the contrary, and except as required to enable compliance with applicable securities law, you may disclose to any person the US federal and state income tax treatment and tax structure of the transaction and all materials of any kind (including tax opinions and other tax analyses) that are provided to you relating to such tax treatment and tax structure, without Goldman Sachs imposing any limitation of any kind. Investors should be aware that a determination of the tax consequences to them should take into account their specific circumstances and that the tax law is subject to change in the future or retroactively and investors are strongly urged to consult with their own tax advisor regarding any potential strategy, investment or transaction. The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov. The Funds will file their portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). Fund holdings and allocations shown are as of May 31, 2024 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. “Alerian Midstream Energy Select Index”, “Alerian MLP Index”, “Alerian MLP Total Return Index”, “AMEI”, “AMEIX”, “AMZ” and “AMZX” are trademarks of Alerian and their use is granted under a license from Alerian. The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider each Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund’s and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). © 2024 Goldman Sachs. All rights reserved. 377137-OTU-2061120 MLPANDESAR-24

Goldman Sachs Financial Square Funds

∎	FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

∎	FINANCIAL SQUARE GOVERNMENT FUND

∎	FINANCIAL SQUARE MONEY MARKET FUND

∎	FINANCIAL SQUARE PRIME OBLIGATIONS FUND

∎	FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

∎	FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

∎	FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Effective January 24, 2023, open-end mutual funds and exchange-traded funds are required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds will be required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to investors. Other information, including financial statements, will no longer appear in a fund’s shareholder report, but will be available online, delivered free of charge upon request, and filed with the Securities and Exchange Commission on a semi-annual basis on Form N-CSR. The new requirements have a compliance date of July 24, 2024.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Financial Square Funds

GOVERNMENT MONEY MARKET FUNDS

∎	Financial Square Federal Instruments Fund

∎	Financial Square Government Fund

∎	Financial Square Treasury Instruments Fund

∎	Financial Square Treasury Obligations Fund

∎	Financial Square Treasury Solutions Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

INSTITUTIONAL MONEY MARKET FUNDS

∎	Financial Square Money Market Fund

∎	Financial Square Prime Obligations Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account or a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

1

MARKET REVIEW

  Goldman Sachs Financial Square Funds

The following are highlights both of key factors affecting the money markets and of any key changes made to the Goldman Sachs Financial Square Funds (the “Funds”) during the six months ended May 31, 2024 (the “Reporting Period”). A fuller review of the markets and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended November 30, 2024.

Market and Economic Review

•	During the Reporting period, the money markets were influenced most by U.S. Federal Reserve (“Fed”) monetary policy, inflation trends and the broader outlook for the U.S. economy.

•	In December 2023, when the Reporting Period began, Fed policymakers maintained the targeted federal funds (“fed funds”) rate in a range between 5.25% and 5.50%.

•

At its policy meeting that month, the Fed signaled it might have reached the peak of its then-recent monetary policy tightening cycle, with its median dot plot projection indication 75 basis points of rate cuts in 2024. (The dot plot shows interest rate projections of the members of the Federal Open market Committee. A basis point is 1/100th of a percentage point.)

•	At the end of December, markets were pricing in a total of eight Fed rate cuts in 2024, with the first expected in March.

•	The Fed remained on hold in January 2024 but shifted from hiking bias to a more neutral policy stance.

•	In mid-January, the markets were pricing in six to seven Fed rate cuts in 2024.

•

In February, a resilient U.S. labor market and upside surprises in inflation led investors to push back their expectations for Fed policy easing, with the market pricing in three or four rate cuts in 2024, commencing in June.

•

During March, signals of strong U.S. economic growth and bumpy inflation suggested the Fed might delay interest rate cuts. However, Fed officials maintained a dovish stance at their policy meeting that month, with their projections showing three rate cuts in 2024. (Dovish tends to suggest lower interest rates; opposite of hawkish.)

•

In April, strong U.S. economic data and resilient labor markets coincided with upside inflation surprises. The combination appeared to raise the bar for Fed monetary policy easing, increasing the prospect of a prolonged period of elevated interest rates.

•	At the end of the month, markets were expecting the first Fed rate cut in December.

•

In early May, Fed officials acknowledged the “lack of further progress” on inflation so far in 2024. However, Fed Chair Jerome Powell suggested there could be more disinflation, given anchored inflation expectations and the resolution of demand and supply imbalances, particularly in the labor and housing markets.

•	Near the end of the month, inflation data aligned with the possibility of a Fed rate cut in September 2024, contingent on further evidence of disinflation through the summer.

•	At their policy meeting in mid-June 2024, after the end of the Reporting Period, Fed officials held the fed funds rate steady and penciled in one interest rate cut before the end of the calendar

•

Throughout the Reporting Period, the money market yield curve remained inverted. (In an inverted yield curve, shorter-term maturity yields are higher than longer-term maturity yields.) The front, or short-term, end of the yield curve stayed virtually unchanged, while the middle and longer-term segments of the yield curve fluctuated as investors priced in their expectations for Fed rate cuts.

•	In this environment, the yields of money market funds remained mostly flat.

Fund Changes and Highlights

Goldman Sachs Financial Square Money Market Fund

•	At a meeting of the Board of Trustees of Goldman Sachs Trust held on April 16-17, 2024, the Trustees approved a proposal to liquidate the Goldman Sachs Financial Square Money Market Fund (the “Fund”).

•

The Fund is expected to be liquidated on or about September 16, 2024 (the “Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Goldman Sachs Trust’s officers.

2

       MARKET REVIEW

•	The Fund may depart from its stated investment objectives and policies as it prepares to liquidate and distribute its assets to shareholders.

•

Shares of the Fund will no longer be available for purchase as of the close of business on August 16, 2024, except that existing shareholders of the Fund may continue to purchase shares of the Fund until September 9, 2024.

•

To the extent there are any dividend or distribution payments made prior to the Liquidation Date, they will continue to be paid either in cash, in additional shares of the Fund, or in shares of other Goldman Sachs Funds, depending on each shareholder’s current election.

•

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof. Exchanges for certain shares of other Goldman Sachs Funds are not permitted from or into the Fund.

Goldman Sachs Financial Square Prime Obligations Fund

•

At a meeting of the Board of Trustees of Goldman Sachs Trust held on April 16-17, 2024, the Trustees approved a proposal to liquidate the Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”).

•

The Fund is expected to be liquidated on or about September 16, 2024 (the “Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Goldman Sachs Trust’s officers.

•	The Fund may depart from its stated investment objectives and policies as it prepares to liquidate and distribute its assets to shareholders.

•

Shares of the Fund will no longer be available for purchase as of the close of business on August 16, 2024, except that existing shareholders of the Fund may continue to purchase shares of the Fund until September 9, 2024.

•

To the extent there are any dividend or distribution payments made prior to the Liquidation Date, they will continue to be paid either in cash, in additional shares of the Fund, or in shares of other Goldman Sachs Funds, depending on each shareholder’s current election.

•

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof. Shareholders may also exchange their shares for certain shares of other Goldman Sachs Funds at net asset value without imposition of an initial sales charge.

3

FUND BASICS

Financial Square Funds

as of May 31, 2024 (Unaudited)

PERFORMANCE REVIEW[1,2]

December 1, 2023-May 31, 2024	Fund Total Return (based on NAV)[3]	Sec 7-Day Current Yield[4]	The EPFR/iMoneyNet Money Fund Institutional 30-Day Average Yield[5]

Goldman Sachs Financial Square Federal Instruments Fund	2.63%	5.19%	5.05%[6]

Goldman Sachs Financial Square Government Fund	2.64	5.22	5.05[6]

Goldman Sachs Financial Square Money Market Fund	2.68	5.20	5.18[7]

Goldman Sachs Financial Square Prime Obligations Fund	2.67	5.21	5.18[7]

Goldman Sachs Financial Square Treasury Instruments Fund	2.62	5.20	5.03[8]

Goldman Sachs Financial Square Treasury Obligations Fund	2.63	5.20	5.04[9]

Goldman Sachs Financial Square Treasury Solutions Fund	2.63	5.21	5.04[9]

The returns represent past performance. Past performance does not guarantee future results. The Funds’ investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]

As of May 31, 2024, the Financial Square Treasury Obligations Fund offers nine separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier and Resource), the Financial Square Money Market Fund offers five separate classes of shares (Institutional, Select, Preferred, Administration, and Service), the Financial Square Treasury Solutions Fund offers eight separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, and Premier), the Financial Square Treasury Instruments Fund offers eleven separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Loop Class, Seelaus Class, and Class D), the Financial Square Federal Instruments Fund offers seven separate classes of shares (Institutional, Preferred, Capital, Administration, Service, Cash Management and Class D), the Financial Square Prime Obligations Fund offers six separate classes of shares (Institutional, Select, Preferred, Capital, Administration, and Drexel Hamilton Class), and the Financial Square Government Fund offers sixteen separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Drexel Hamilton Class, Loop Class, Seelaus Class, Class R6, Class A, Class C and Class D), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The Institutional, Drexel Hamilton Class, Loop Class, Seelaus Class, Class R6, and Class D Shares do not have distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees. The Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class A and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution, administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution and/or service (12b-1), administration and/ or service (non-12b-1) fees (as applicable) at the following contractual rates: the Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, Service Shares pay 0.50%, Cash Management Shares pay 0.80%, Premier Shares pay 0.35%, Resource Shares pay 0.65%, Class A Shares pay 0.25% and Class C Shares pay 1.00%. If these fees were reflected in the above performance, performance would have been reduced. In addition, the Funds’ performances do not reflect the deduction of any applicable sales charges.

[2]

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.

[3]

The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s total return reflects the reinvestment of dividends and other distributions.

[4]

The SEC 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Fund Total Return figures.

[5]

Source: EPFR, Inc. May 2024. The EPFR/iMoneyNet Money Fund Institutional 30-Day Average Yield is an annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distributions.

[6]

Government & Agencies Institutional–Category includes the most broadly based of the government institutional funds. These funds may generally invest in U.S. treasuries, U.S. agencies, repurchase agreements, or government-backed floating rate notes.

[7]

First Tier Institutional–Category includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

[8]	Treasury Institutional–Category includes only institutional government funds that hold 100 percent in U.S. Treasuries.

[9]	Treasury & Repo Institutional–Category includes only institutional government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

4

YIELD SUMMARY

SUMMARY OF THE INSTITUTIONAL SHARES[1,2] AS OF 05/31/24

Funds	7-Day Dist. Yield[11]	SEC 7-Day Effective Yield[12]	30-Day Average Yield[13]	Weighted Avg. Maturity (days)[14]	Weighted Avg. Life (days)[15]

Goldman Sachs Financial Square Federal Instruments Fund	5.19%	5.32%	5.18%	37	115

Goldman Sachs Financial Square Government Fund	5.22%	5.36%	5.20%	32	118

Goldman Sachs Financial Square Money Market Fund	5.20%	5.33%	5.19%	6	6

Goldman Sachs Financial Square Prime Obligations Fund	5.21%	5.34%	5.20%	5	5

Goldman Sachs Financial Square Treasury Instruments Fund	5.18%	5.34%	5.17%	42	116

Goldman Sachs Financial Square Treasury Obligations Fund	5.17%	5.34%	5.16%	31	118

Goldman Sachs Financial Square Treasury Solutions Fund	5.19%	5.35%	5.18%	29	120

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[11]

The 7-Day Distribution Yield is an annualized measure of a Fund’s dividends per share, divided by the price per share. This yield includes capital gain/loss distribution, if any. This is not an SEC Yield.

[12]

The SEC 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[13]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/ loss distribution. This is not an SEC Yield.

[14]

A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[15]

A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

SECTOR ALLOCATIONS

May 31, 2024 (Unaudited)

SECTOR ALLOCATIONS[10]

As of May 31, 2024

Security Type (Percentage of Net Assets)	Financial Square Federal Instruments	Financial Square Government	Financial Square Money Market	Financial Square Prime Obligations	Financial Square Treasury Instruments	Financial Square Treasury Obligations	Financial Square Treasury Solutions

Repurchase Agreements	—	64.0%	21.4%	41.6%	—	64.8%	64.5%

Time Deposit	—	—	10.5	15.6	—	—	—

U.S. Government Agency Obligations	17.8%	13.7	—	—	—	—	—

U.S. Treasury Obligations	94.2	20.8	66.2	41.9	114.8%	38.0	39.1

[10]

Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

SECTOR ALLOCATIONS[10]

As of November 30, 2023

Security Type (Percentage of Net Assets)	Financial Square Federal Instruments	Financial Square Government	Financial Square Money Market	Financial Square Prime Obligations	Financial Square Treasury Instruments	Financial Square Treasury Obligations	Financial Square Treasury Solutions

Certificate of Deposit	—	—	2.0%	1.4%	—	—	—

Certificate of Deposit-Eurodollar	—	—	1.1	—	—	—	—

Certificate of Deposit-Yankeedollar	—	—	3.3	3.2	—	—	—

Commercial Paper and Corporate Obligations	—	—	32.5	31.5	—	—	—

Medium Term Notes	—	—	0.3	0.2	—	—	—

Repurchase Agreements	—	55.7%	24.5	26.0	—	38.6%	22.2%

Time Deposits	—	—	10.9	13.8	—	—	—

U.S. Government Agency Obligations	15.1%	21.3	8.4	9.0	—	—	—

U.S. Treasury Obligations	89.7	22.5	8.3	8.4	100.6%	60.0	75.8

Variable Rate Municipal Debt Obligations	—	—	3.8	2.7	—	—	—

Variable Rate Obligations	—	—	6.2	6.0	—	—	—

[10]

Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations - 17.8%

Federal Farm Credit Bank (FEDL01 + 0.075%)
$2,300,000	5.412	%(a)	09/13/24	$2,299,519
Federal Farm Credit Bank (FEDL01 + 0.140%)
1,200,000	5.470	(a)	09/17/24	1,199,996
400,000	5.472	(a)	11/14/24	399,965
Federal Farm Credit Bank (FEDL01 + 0.155%)
3,139,000	5.485	(a)	06/27/25	3,139,000
Federal Farm Credit Bank (Prime Rate - 3.000%)
2,400,000	5.501	(a)	01/24/25	2,399,926
Federal Farm Credit Bank (Prime Rate - 3.030%)
5,235,000	5.470	(a)	04/17/26	5,235,000
Federal Farm Credit Bank (Prime Rate - 3.035%)
3,520,000	5.465	(a)	04/29/26	3,520,000
Federal Farm Credit Bank (Prime Rate - 3.040%)
3,019,000	5.460	(a)	05/21/26	3,019,000
946,000	5.460	(a)	05/28/26	946,000
Federal Farm Credit Bank (Prime Rate - 3.080%)
600,000	5.420	(a)	06/13/24	600,007
Federal Farm Credit Bank (SOFR + 0.060%)
800,000	5.399	(a)	07/22/24	799,890
5,187,000	5.390	(a)	01/09/25	5,187,000
Federal Farm Credit Bank (SOFR + 0.090%)
1,057,000	5.420	(a)	03/07/25	1,057,000
Federal Farm Credit Bank (SOFR + 0.110%)
8,791,000	5.440	(a)	03/11/25	8,791,000
Federal Farm Credit Bank (SOFR + 0.115%)
1,803,000	5.445	(a)	12/03/24	1,803,000
Federal Farm Credit Bank (SOFR + 0.125%)
1,979,000	5.455	(a)	02/10/25	1,979,000
11,118,000	5.455	(a)	03/24/25	11,118,000
Federal Farm Credit Bank (SOFR + 0.130%)
1,744,000	5.460	(a)	08/13/25	1,744,000
Federal Farm Credit Bank (SOFR + 0.135%)
3,640,000	5.465	(a)	04/29/25	3,640,156
1,872,000	5.465	(a)	06/03/25	1,872,000
Federal Farm Credit Bank (SOFR + 0.145%)
3,845,000	5.475	(a)	04/28/25	3,845,000
1,532,000	5.475	(a)	06/27/25	1,532,000
2,517,000	5.475	(a)	07/30/25	2,517,000
Federal Farm Credit Bank (SOFR + 0.150%)
1,890,000	5.480	(a)	02/14/25	1,890,000
3,957,000	5.480	(a)	05/27/25	3,957,000
Federal Farm Credit Bank (SOFR + 0.160%)
987,000	5.490	(a)	01/30/25	987,000
2,280,000	5.490	(a)	04/10/25	2,280,000
5,074,000	5.490	(a)	07/21/25	5,074,000
Federal Farm Credit Bank (SOFR + 0.165%)
7,700,000	5.495	(a)	06/27/24	7,699,979
7,737,000	5.495	(a)	02/06/25	7,737,000
10,669,000	5.495	(a)	08/14/25	10,669,000
Federal Farm Credit Bank (SOFR + 0.170%)
3,931,000	5.500	(a)	01/23/25	3,931,000
Federal Farm Credit Bank (SOFR + 0.180%)
7,700,000	5.510	(a)	10/16/24	7,700,000
4,900,000	5.508	(a)	12/19/24	4,900,220
4,470,000	5.510	(a)	12/19/24	4,470,201
5,000,000	5.510	(a)	01/03/25	5,000,000
11,274,000	5.510	(a)	01/17/25	11,274,000
1,588,000	5.507	(a)	04/28/25	1,588,391

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations– (continued)

Federal Farm Credit Bank (SOFR + 0.190%)
$4,300,000	5.520	%(a)	11/25/24	$4,300,000
11,000,000	5.520	(a)	12/27/24	11,000,000
Federal Farm Credit Bank (SOFR + 0.200%)
776,000	5.525	(a)	12/05/24	776,258
Federal Home Loan Bank
350,000,000	5.368		06/04/24	349,846,291
4,239,000	5.020		10/25/24	4,155,916
3,810,000	5.245		10/25/24	3,735,325
4,239,000	5.008		10/31/24	4,150,557
522,000	5.021		10/31/24	511,109
2,612,000	5.083		10/31/24	2,557,503
732,000	5.121		10/31/24	716,728
4,994,000	5.220		10/31/24	4,889,805
3,810,000	5.243		10/31/24	3,730,508
20,922,000	5.248		10/31/24	20,485,481
4,161,000	5.270		10/31/24	4,074,185
10,427,000	4.980		11/26/24	10,174,030
7,179,000	5.225		11/26/24	7,004,830
7,310,000	5.253		11/26/24	7,132,651
7,100,000	5.315		11/26/24	6,927,746
8,344,000	4.933		11/29/24	8,138,488
1,059,000	4.956		11/29/24	1,032,917
6,260,000	5.032		11/29/24	6,105,816
6,949,000	5.198		11/29/24	6,777,846
7,179,000	5.219		11/29/24	7,002,182
37,076,000	5.226		11/29/24	36,162,819
2,844,000	5.288		11/29/24	2,773,952
1,985,000	5.330		11/29/24	1,936,110
3,714,000	5.209		12/04/24	3,619,014
8,695,000	4.990		12/26/24	8,449,855
4,910,000	5.160		12/26/24	4,771,568
1,780,000	5.180		12/26/24	1,729,815
7,118,000	5.188		12/26/24	6,917,316
9,397,000	5.197		12/26/24	9,132,062
6,658,000	5.225		12/26/24	6,470,285
2,117,000	5.366		12/26/24	2,057,314
5,730,000	5.155		01/17/25	5,552,633
21,489,000	5.103		01/23/25	20,808,949
2,746,000	5.134		01/23/25	2,659,099
2,951,000	5.135		01/23/25	2,857,611
9,168,000	5.148		01/23/25	8,877,865
7,461,000	5.151		01/23/25	7,224,886
7,163,000	5.153		01/23/25	6,936,316
9,377,000	5.160		01/23/25	9,080,251
4,065,000	5.161		01/23/25	3,936,357
411,000	5.228		01/23/25	397,993
416,000	5.140		01/24/25	402,520
10,530,000	4.945		02/05/25	10,192,421
11,525,000	5.083		02/10/25	11,137,939
234,000	5.115		02/14/25	225,967
Federal Home Loan Bank (SOFR + 0.060%)
400,000	5.399	(a)	07/01/24	399,967
Federal Home Loan Bank (SOFR + 0.095%)
21,020,000	5.425	(a)	03/13/25	21,020,000
Federal Home Loan Bank (SOFR + 0.115%)
9,240,000	5.445	(a)	11/06/24	9,240,000
Federal Home Loan Bank (SOFR + 0.120%)
8,885,000	5.450	(a)	01/03/25	8,885,000

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments (continued) May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations– (continued)

$20,870,000	5.450	%(a)	04/17/25	$20,870,000
Federal Home Loan Bank (SOFR + 0.125%)
7,670,000	5.455	(a)	03/24/25	7,670,000
4,175,000	5.455	(a)	05/28/25	4,175,000
Federal Home Loan Bank (SOFR + 0.130%)
20,440,000	5.460	(a)	05/09/25	20,440,000
Federal Home Loan Bank (SOFR + 0.135%)
8,885,000	5.465	(a)	05/02/25	8,885,000
Federal Home Loan Bank (SOFR + 0.150%)
9,420,000	5.480	(a)	05/28/25	9,420,000
9,640,000	5.480	(a)	06/06/25	9,640,000
Federal Home Loan Bank (SOFR + 0.155%)
8,455,000	5.485	(a)	07/08/25	8,455,000
Federal Home Loan Bank (SOFR + 0.160%)
16,170,000	5.490	(a)	07/10/25	16,170,000
14,760,000	5.490	(a)	07/14/25	14,760,000
6,445,000	5.490	(a)	07/25/25	6,445,000
Federal Home Loan Bank (SOFR + 0.165%)
8,545,000	5.495	(a)	01/17/25	8,545,000
Federal Home Loan Bank (SOFR + 0.190%)
25,600,000	5.520	(a)	11/22/24	25,600,000
Tennessee Valley Authority
50,000,000	5.303		06/12/24	49,919,165

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$1,047,877,471

U.S. Treasury Obligations - 94.2%

United States Treasury Bills
794,025,800	5.385		06/04/24	793,676,759
1,056,488,000	5.380		06/11/24	1,054,941,419
1,037,302,000	5.380		06/18/24	1,034,720,558
14,484,700	5.354		06/20/24	14,444,671
100,000,000	5.364		06/20/24	99,723,648
40,828,400	5.374		06/20/24	40,715,570
4,223,900	5.381	(b)	06/20/24	4,212,227
37,838,900	5.388		06/20/24	37,734,331
2,519,200	5.399		06/20/24	2,512,238
479,900	5.404		06/20/24	478,574
10,870,600	5.409		06/20/24	10,840,559
67,827,900	5.378		06/25/24	67,589,598
200,000,000	5.380		06/25/24	199,297,333
8,029,600	5.401		06/27/24	7,997,170
715,000,000	5.380	(b)	07/02/24	712,069,294
26,115,300	5.387		07/05/24	25,985,329
272,428,000	5.392		07/05/24	271,072,178
102,700	5.397		07/09/24	102,129
20,591,100	5.402		07/09/24	20,476,557
5,933,300	5.391		07/11/24	5,898,526
100,000,000	5.396		07/11/24	99,413,920
4,655,600	5.388		07/16/24	4,625,064
3,864,100	5.390		07/16/24	3,838,755
9,685,600	5.397		07/16/24	9,622,072
1,071,100	5.384		07/23/24	1,063,009
657,900	5.401		07/23/24	652,930
560,300	5.403		08/06/24	554,897
799,300	5.437		08/06/24	791,593
1,835,800	5.409		08/08/24	1,817,595
2,163,100	5.409		08/13/24	2,140,160
4,487,200	5.408		08/29/24	4,428,960
1,869,500	5.413		09/03/24	1,843,960

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$11,668,000	5.416%	09/17/24	$11,484,754
5,676,200	5.426	09/24/24	5,581,096
453,600	5.373	09/26/24	445,991
1,027,700	5.392	10/24/24	1,006,289
993,400	5.402	10/24/24	972,704
1,381,900	5.383	10/31/24	1,351,759
49,300	5.403	10/31/24	48,225
545,900	5.408	10/31/24	533,993
8,384,800	5.375	11/07/24	8,193,947
19,674,300	5.376	11/07/24	19,226,477
3,788,500	5.381	11/07/24	3,702,267
4,993,100	5.383	11/07/24	4,879,448
935,800	5.387	11/07/24	914,499
2,519,900	5.388	11/07/24	2,462,542
211,500	5.389	11/07/24	206,686
819,600	5.393	11/07/24	800,944
123,300	5.394	11/07/24	120,493
2,119,800	5.370	11/14/24	2,069,389
176,400	5.375	11/14/24	172,205
304,900	5.376	11/14/24	297,649
2,647,400	5.378	11/14/24	2,584,442
1,524,500	5.380	11/14/24	1,488,246
1,302,400	5.382	11/14/24	1,271,427
819,700	5.383	11/14/24	800,207
2,969,600	5.387	11/14/24	2,898,979
1,499,300	5.388	11/14/24	1,463,645
822,700	5.396	11/21/24	802,238
1,781,700	5.397	11/21/24	1,737,385
147,100	5.398	11/21/24	143,441
558,800	5.399	11/21/24	544,901
5,219,300	5.401	11/21/24	5,089,484
1,876,400	5.402	11/21/24	1,829,730
1,755,000	5.407	11/21/24	1,711,349
4,464,700	5.387	11/29/24	4,348,838
1,853,400	5.393	11/29/24	1,805,303
52,015,800	5.011	02/20/25	50,224,190
1,315,500	5.080	02/20/25	1,270,190
100	5.054	03/20/25	96
1,319,400	5.058	03/20/25	1,268,007
1,614,000	5.060	03/20/25	1,551,131
6,588,700	5.101	03/20/25	6,332,057
527,000	5.134	03/20/25	506,472
5,270,600	5.135	03/20/25	5,065,299
800	5.142	03/20/25	769
600,300	5.297	04/17/25	573,649
600,300	5.305	04/17/25	573,649
7,500,000	5.216	05/15/25	7,144,084
46,799,300	5.221	05/15/25	44,578,419
8,704,600	5.222	05/15/25	8,291,520
5,739,200	5.260	05/15/25	5,466,844
2,869,600	5.263	05/15/25	2,733,422
5,739,200	5.266	05/15/25	5,466,844
4,399,600	5.284	05/15/25	4,190,815
4,562,400	5.286	05/15/25	4,345,889
United States Treasury Floating Rate Note
11,100	4.805	12/31/24	11,048
1,996,300	5.064	12/31/24	1,986,912
3,493,500	5.066	12/31/24	3,477,071
2,483,600	5.069	12/31/24	2,471,921

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$3,493,500	5.070%		12/31/24	$3,477,071
2,483,600	5.073		12/31/24	2,471,920
1,495,900	5.074		12/31/24	1,488,865
997,300	5.083		12/31/24	981,495
748,000	5.084		12/31/24	744,482
4,990,800	5.089		12/31/24	4,967,330
2,495,400	5.109		12/31/24	2,483,665
9,934,400	5.113		12/31/24	9,887,682
3,006,600	5.115		12/31/24	2,992,089
1,986,800	5.121		12/31/24	1,949,325
1,102,800	5.073		02/15/25	1,075,908
551,400	5.075		02/15/25	537,954
4,589,800	4.994		03/31/25	4,548,598
5,742,600	5.004		03/31/25	5,691,050
6,496,400	5.198		06/30/25	6,163,121
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.037%)
30,668,300	5.360	(a)	07/31/24	30,670,289
50,371,500	5.361	(a)	07/31/24	50,374,767
22,627,100	5.362	(a)	07/31/24	22,628,567
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.125%)
18,827,200	5.452	(a)	07/31/25	18,817,919
33,037,900	5.453	(a)	07/31/25	33,021,613
54,542,000	5.456	(a)	07/31/25	54,515,112
4,527,500	5.457	(a)	07/31/25	4,525,268
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.150%)
60,000,000	5.475	(a)	04/30/26	60,004,376
70,008,000	5.476	(a)	04/30/26	70,013,106
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.169%)
5,273,100	5.492	(a)	04/30/25	5,273,563
10,018,800	5.493	(a)	04/30/25	10,019,681
26,894,100	5.495	(a)	04/30/25	26,896,464
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.170%)
1,505,200	5.495	(a)	10/31/25	1,503,581
38,823,300	5.504	(a)	10/31/25	38,781,542
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.200%)
8,295,000	5.523	(a)	01/31/25	8,297,396
8,762,400	5.524	(a)	01/31/25	8,764,930
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.245%)
3,563,400	5.562	(a)	01/31/26	3,565,296
27,513,800	5.565	(a)	01/31/26	27,528,440
145,142,600	5.566	(a)	01/31/26	145,219,828
91,971,500	5.571	(a)	01/31/26	92,020,436

TOTAL U.S. TREASURY OBLIGATIONS				$5,547,705,582

TOTAL INVESTMENTS - 112.0%				$6,595,583,053

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.0)%				(704,422,931)

NET ASSETS - 100.0%				$5,891,160,122

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2024.
(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
MMY	—Money Market Yield
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations - 13.7%

Federal Farm Credit Bank (FEDL01 + 0.075%)
$167,600,000	5.412	%(a)	09/13/24	$167,564,966
Federal Farm Credit Bank (FEDL01 + 0.140%)
90,900,000	5.470	(a)	09/17/24	90,899,737
27,300,000	5.472	(a)	11/14/24	27,297,586
Federal Farm Credit Bank (Prime Rate - 3.000%)
143,475,000	5.501	(a)	01/24/25	143,470,600
Federal Farm Credit Bank (Prime Rate - 3.030%)
211,586,000	5.470	(a)	04/17/26	211,586,000
Federal Farm Credit Bank (Prime Rate - 3.035%)
142,400,000	5.465	(a)	04/29/26	142,400,000
Federal Farm Credit Bank (Prime Rate - 3.040%)
120,598,000	5.460	(a)	05/21/26	120,598,000
38,108,000	5.460	(a)	05/28/26	38,108,000
Federal Farm Credit Bank (Prime Rate - 3.080%)
24,400,000	5.420	(a)	06/13/24	24,400,279
Federal Farm Credit Bank (SOFR + 0.060%)
58,700,000	5.399	(a)	07/22/24	58,691,902
208,229,000	5.390	(a)	01/09/25	208,229,000
Federal Farm Credit Bank (SOFR + 0.090%)
96,103,000	5.420	(a)	03/07/25	96,103,000
Federal Farm Credit Bank (SOFR + 0.110%)
481,116,000	5.440	(a)	03/11/25	481,116,000
Federal Farm Credit Bank (SOFR + 0.115%)
107,032,000	5.445	(a)	12/03/24	107,032,000
Federal Farm Credit Bank (SOFR + 0.125%)
96,978,000	5.455	(a)	02/10/25	96,978,000
544,911,000	5.455	(a)	03/24/25	544,911,000
Federal Farm Credit Bank (SOFR + 0.130%)
158,568,000	5.460	(a)	08/13/25	158,568,000
Federal Farm Credit Bank (SOFR + 0.135%)
166,002,000	5.465	(a)	04/29/25	166,009,099
85,373,000	5.465	(a)	06/03/25	85,373,000
Federal Farm Credit Bank (SOFR + 0.140%)
236,728,000	5.472	(a)	11/26/24	236,694,861
213,054,000	5.473	(a)	11/26/24	213,024,175
Federal Farm Credit Bank (SOFR + 0.145%)
228,256,000	5.475	(a)	04/28/25	228,256,000
71,945,000	5.475	(a)	06/27/25	71,945,000
114,262,000	5.475	(a)	07/30/25	114,262,000
Federal Farm Credit Bank (SOFR + 0.150%)
146,709,000	5.480	(a)	01/03/25	146,709,000
95,369,000	5.480	(a)	02/14/25	95,369,000
170,305,000	5.480	(a)	05/27/25	170,305,000
Federal Farm Credit Bank (SOFR + 0.155%)
308,444,000	5.485	(a)	02/10/25	308,444,000
Federal Farm Credit Bank (SOFR + 0.160%)
57,378,000	5.490	(a)	01/30/25	57,378,000
95,251,000	5.490	(a)	04/10/25	95,251,000
237,642,000	5.490	(a)	07/21/25	237,642,000
358,327,000	5.490	(a)	08/04/25	358,327,000
Federal Farm Credit Bank (SOFR + 0.165%)
548,600,000	5.495	(a)	06/27/24	548,598,472
433,213,000	5.495	(a)	02/06/25	433,213,000
122,917,000	5.495	(a)	08/14/25	122,917,000
Federal Farm Credit Bank (SOFR + 0.170%)
234,191,000	5.500	(a)	01/23/25	234,191,000
Federal Farm Credit Bank (SOFR + 0.180%)
552,793,000	5.510	(a)	10/16/24	552,793,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations– (continued)

$287,975,000	5.508	%(a)	12/19/24	$287,987,524
280,910,000	5.510	(a)	12/19/24	280,922,216
292,500,000	5.510	(a)	01/03/25	292,500,000
661,650,000	5.510	(a)	01/17/25	661,650,000
77,958,000	5.507	(a)	04/28/25	77,977,216
Federal Farm Credit Bank (SOFR + 0.190%)
304,200,000	5.520	(a)	11/25/24	304,200,000
680,000,000	5.520	(a)	12/27/24	680,000,000
Federal Farm Credit Bank (SOFR + 0.195%)
215,599,000	5.525	(a)	06/02/25	215,599,000
Federal Farm Credit Bank (SOFR + 0.200%)
46,034,000	5.525	(a)	12/05/24	46,049,292
Federal Home Loan Bank
193,813,000	5.020		10/25/24	190,014,293
174,220,000	5.245		10/25/24	170,805,313
193,813,000	5.008		10/31/24	189,769,271
23,916,000	5.021		10/31/24	23,417,015
119,499,000	5.083		10/31/24	117,005,764
33,484,000	5.121		10/31/24	32,785,387
228,339,000	5.220		10/31/24	223,574,918
174,220,000	5.243		10/31/24	170,585,061
956,651,000	5.248		10/31/24	936,691,360
190,263,000	5.270		10/31/24	186,293,338
476,891,000	4.980		11/26/24	465,378,835
235,995,000	5.225		11/26/24	230,298,073
240,313,000	5.253		11/26/24	234,511,836
233,483,000	5.315		11/26/24	227,846,713
381,636,000	4.933		11/29/24	372,225,717
48,462,000	4.956		11/29/24	47,267,036
286,409,000	5.032		11/29/24	279,346,800
317,903,000	5.198		11/29/24	310,064,229
235,995,000	5.219		11/29/24	230,175,896
1,696,148,000	5.226		11/29/24	1,654,324,816
434,152,000	5.237		11/29/24	423,446,791
93,468,000	5.288		11/29/24	91,163,290
65,286,000	5.330		11/29/24	63,676,195
169,917,000	5.209		12/04/24	165,571,373
388,266,000	4.990		12/26/24	377,309,184
219,292,000	5.160		12/26/24	213,103,608
79,500,000	5.180		12/26/24	77,256,520
317,828,000	5.188		12/26/24	308,858,935
359,417,000	5.197		12/26/24	349,274,299
238,405,000	5.219		12/26/24	231,677,242
297,318,000	5.225		12/26/24	288,927,725
78,048,000	5.366		12/26/24	75,845,496
191,999,000	5.155		01/17/25	186,055,831
719,997,000	5.103		01/23/25	697,211,630
91,995,000	5.134		01/23/25	89,083,682
98,880,000	5.135		01/23/25	95,750,796
307,199,000	5.148		01/23/25	297,477,233
250,005,000	5.151		01/23/25	242,093,222
239,999,000	5.153		01/23/25	232,403,877
314,179,000	5.160		01/23/25	304,236,341
136,213,000	5.161		01/23/25	131,902,338
13,771,000	5.228		01/23/25	13,335,196
13,927,000	5.140		01/24/25	13,475,721
474,761,000	4.945		02/05/25	459,540,756
482,958,000	5.083		02/10/25	466,738,123
480,996,000	5.078		02/12/25	464,731,923

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations– (continued)

$9,553,000	5.115%		02/14/25	$9,225,061
Federal Home Loan Bank (SOFR + 0.060%)
26,400,000	5.399	(a)	07/01/24	26,397,849
Federal Home Loan Bank (SOFR + 0.095%)
950,845,000	5.425	(a)	03/13/25	950,845,000
Federal Home Loan Bank (SOFR + 0.120%)
467,075,000	5.450	(a)	01/03/25	467,075,000
950,320,000	5.450	(a)	04/17/25	950,320,000
Federal Home Loan Bank (SOFR + 0.125%)
375,800,000	5.455	(a)	03/24/25	375,800,000
190,065,000	5.455	(a)	05/28/25	190,065,000
Federal Home Loan Bank (SOFR + 0.130%)
949,450,000	5.460	(a)	05/09/25	949,450,000
Federal Home Loan Bank (SOFR + 0.135%)
467,075,000	5.465	(a)	05/02/25	467,075,000
Federal Home Loan Bank (SOFR + 0.150%)
559,000,000	5.480	(a)	05/28/25	559,000,000
472,510,000	5.480	(a)	06/06/25	472,510,000
Federal Home Loan Bank (SOFR + 0.155%)
66,690,000	5.485	(a)	07/08/25	66,690,000
Federal Home Loan Bank (SOFR + 0.160%)
496,000,000	5.490	(a)	02/03/25	496,000,000
300,265,000	5.490	(a)	07/25/25	300,265,000
182,005,000	5.490	(a)	08/08/25	182,005,000
Federal Home Loan Bank (SOFR + 0.165%)
476,015,000	5.495	(a)	01/17/25	476,015,000
Federal Home Loan Bank (SOFR + 0.190%)
1,817,300,000	5.520	(a)	11/22/24	1,817,300,000
U.S. International Development Finance Corp.
35,000,000	0.000		06/14/24	35,934,375
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.000%)
16,750,000	5.500	(a)	06/15/25	16,750,000
16,254,868	5.500	(a)	07/15/25	16,254,868
5,684,211	5.500	(a)	09/15/25	5,684,211
35,550,000	5.490	(a)	07/09/26	35,550,000
26,241,667	5.500	(a)	09/15/26	26,241,667
17,134,615	5.500	(a)	12/15/26	17,134,615
6,874,999	5.500	(a)	01/20/27	6,874,999
11,372,561	5.490	(a)	06/20/27	11,372,561
19,499,998	5.490	(a)	09/20/27	19,499,998
24,165,418	5.500	(a)	02/15/28	24,165,418
24,192,309	5.500	(a)	06/20/28	24,192,309
34,417,228	5.500	(a)	11/15/28	34,417,228
32,026,415	5.490	(a)	01/15/30	32,026,415
2,571,429	5.490	(a)	03/15/30	2,571,428
43,200,000	5.500	(a)	03/15/30	43,200,000
26,000,000	5.500	(a)	10/15/30	26,000,000
9,666,666	5.500	(a)	08/15/31	9,666,666
12,510,360	5.500	(a)	09/02/31	12,510,360
35,023,880	5.500	(a)	09/30/31	35,023,880
21,627,908	5.500	(a)	12/20/31	21,627,908
42,932,030	5.500	(a)	12/15/33	42,932,030
15,053,400	5.500	(a)	01/20/35	15,053,400
16,934,000	5.500	(a)	04/20/35	16,934,000
3,209,530	5.490	(a)	09/20/38	3,209,530
36,377,312	5.490	(a)	07/07/40	36,377,312

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$32,021,313,011

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - 20.8%

United States Treasury Bills
$5,372,459,600	5.392%		07/05/24	$5,345,698,612
43,643,400	5.394		07/09/24	43,401,244
53,294,100	5.402		07/09/24	52,998,397
58,863,200	5.407		07/09/24	58,536,597
44,671,500	5.391		07/11/24	44,409,678
3,537,544,200	5.396		07/11/24	3,516,810,505
21,914,600	5.390		07/16/24	21,770,512
39,415,700	5.416	(b)	10/01/24	38,733,050
310,310,800	5.421	(b)	10/01/24	304,936,451
65,242,000	5.376		10/17/24	63,954,014
374,155,000	5.375		11/07/24	365,635,279
280,599,600	5.376		11/07/24	274,210,188
144,468,800	5.381		11/07/24	141,179,164
218,797,400	5.383		11/07/24	213,815,259
36,733,200	5.387		11/07/24	35,896,764
136,157,800	5.388		11/07/24	133,057,410
21,481,900	5.389		11/07/24	20,992,745
36,546,600	5.393		11/07/24	35,714,413
5,638,100	5.394		11/07/24	5,509,717
110,849,500	5.378		11/14/24	108,213,417
31,664,900	5.380		11/14/24	30,911,885
30,226,100	5.383		11/14/24	29,507,301
1,497,900	5.388		11/14/24	1,462,279
29,666,800	5.392		11/14/24	28,961,302
32,431,300	5.384		11/21/24	31,626,372
840,222,600	5.387		11/21/24	819,368,704
72,263,500	5.396		11/21/24	70,469,957
65,709,400	5.397		11/21/24	64,078,526
5,423,100	5.398		11/21/24	5,288,501
8,524,700	5.399		11/21/24	8,313,121
218,728,100	5.401		11/21/24	213,299,380
40,017,900	5.402		11/21/24	39,024,676
68,884,300	5.407		11/21/24	67,174,627
211,805,100	5.387		11/29/24	206,308,740
77,670,000	5.393		11/29/24	75,654,457
2,157,376,400	5.011		02/20/25	2,083,074,167
44,079,400	5.080		02/20/25	42,561,261
2,100	5.054		03/20/25	2,018
54,463,800	5.058		03/20/25	52,342,323
66,625,900	5.060		03/20/25	64,030,685
271,972,900	5.101		03/20/25	261,378,998
21,755,900	5.134		03/20/25	20,908,463
217,567,400	5.135		03/20/25	209,092,704
29,400	5.140		03/20/25	28,255
24,233,000	5.297		04/17/25	23,157,163
24,233,000	5.305		04/17/25	23,157,163
589,480,000	5.216		05/15/25	561,528,645
1,860,577,300	5.221		05/15/25	1,772,354,362
361,192,300	5.222		05/15/25	344,065,656
238,143,100	5.260		05/15/25	226,851,076
119,071,100	5.263		05/15/25	113,425,109
238,143,100	5.266		05/15/25	226,851,076
182,555,400	5.284		05/15/25	173,899,176
United States Treasury Floating Rate Note
529,600	4.805		12/31/24	527,109
94,979,900	5.064		12/31/24	94,533,242
166,215,100	5.066		12/31/24	165,433,447
118,166,200	5.069		12/31/24	117,610,505

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$166,215,100	5.070%		12/31/24	$165,433,447
118,166,200	5.073		12/31/24	117,610,504
71,179,100	5.074		12/31/24	70,844,369
47,452,600	5.083		12/31/24	46,700,576
35,589,000	5.084		12/31/24	35,421,637
237,449,200	5.089		12/31/24	236,332,557
118,724,100	5.109		12/31/24	118,165,781
472,665,600	5.113		12/31/24	470,442,815
144,351,800	5.115		12/31/24	143,636,824
94,533,200	5.121		12/31/24	92,750,140
45,693,200	5.073		02/15/25	44,578,969
22,843,300	5.075		02/15/25	22,286,265
185,260,100	4.994		03/31/25	183,597,053
231,789,700	5.004		03/31/25	229,708,965
269,191,800	5.198		06/30/25	255,381,700
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.037%)
456,294,200	5.362	(a)	07/31/24	456,303,977
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.125%)
773,341,700	5.452	(a)	07/31/25	772,954,045
1,344,835,800	5.453	(a)	07/31/25	1,344,161,672
2,534,936,500	5.456	(a)	07/31/25	2,533,665,807
174,018,000	5.457	(a)	07/31/25	173,930,770
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.150%)
1,750,000,000	5.475	(a)	04/30/26	1,750,077,430
4,500,518,100	5.476	(a)	04/30/26	4,500,717,229
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.169%)
214,171,500	5.492	(a)	04/30/25	214,184,684
404,469,700	5.493	(a)	04/30/25	404,494,599
1,596,588,700	5.495	(a)	04/30/25	1,596,686,986
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.170%)
16,410,400	5.494	(a)	10/31/25	16,392,874
60,896,700	5.495	(a)	10/31/25	60,831,662
1,732,173,800	5.504	(a)	10/31/25	1,730,323,830
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.200%)
347,795,200	5.523	(a)	01/31/25	347,895,644
344,787,000	5.524	(a)	01/31/25	344,886,575
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.245%)
141,298,600	5.562	(a)	01/31/26	141,385,139
1,094,045,600	5.565	(a)	01/31/26	1,094,715,657
6,863,319,300	5.566	(a)	01/31/26	6,867,522,791
2,620,967,000	5.571	(a)	01/31/26	2,622,572,231

TOTAL U.S. TREASURY OBLIGATIONS				$48,300,331,051

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$80,321,644,062

Repurchase Agreements(c) - 64.0%

Banco Santander, S.A.
125,000,000	5.300		06/03/24	$125,000,000
Maturity Value: $125,055,208
Collateralized by U.S. Treasury Notes, 4.000% to 4.875%, due 02/28/26 to 02/15/34. The aggregate market value of the collateral, including accrued interest, was $127,556,399.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Banco Santander, S.A. – (continued)
$500,000,000	5.310%	06/03/24	$500,000,000
Maturity Value: $500,221,250
Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 7.500%, due 08/01/25 to 06/01/54, Federal National Mortgage
Association, 2.000% to 7.500%, due 04/01/32 to 09/01/57,

Government National Mortgage Association, 2.000% to 3.500%, due 12/15/25 to 01/20/28, a U.S. Treasury Bill, 0.000%, due 04/17/25, U.S. Treasury Bonds, 1.125% to 4.750%, due 05/15/40 to 02/15/52, a U.S. Treasury Inflation-Indexed Bond, 0.875%, due 02/15/47, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.875%, due 10/15/25 to 07/15/29 and U.S. Treasury Notes, 0.250% to 4.000%, due 07/31/24 to 01/31/29. The aggregate market value of the collateral, including accrued interest, was $515,157,717.

500,000,000	5.340	06/03/24	$500,000,000
Maturity Value: $500,222,500

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 7.645%, due 05/01/25 to 05/01/54, Federal National Mortgage Association, 2.000% to 7.500%, due 12/01/25 to 09/01/61, Government National Mortgage Association, 2.000% to 3.000%, due 12/20/50 to 05/20/52, U.S. Treasury Bills, 0.000%, due 08/20/24 to 05/15/25, a U.S. Treasury Bond, 2.250%, due 02/15/52, a U.S. Treasury Inflation-Indexed Note, 0.375%, due 07/15/25 and U.S. Treasury Notes, 0.250% to 5.000%, due 06/30/24 to 05/15/34. The aggregate market value of the collateral, including accrued interest, was $ 515,228,744.

Bank of America, National Association
500,000,000	5.340	06/03/24	$500,000,000
Maturity Value: $500,222,500
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.000%, due 03/01/32 to 05/01/49. The aggregate market value of the collateral, including accrued interest, was $514,999,998.
495,000,000	5.340	07/10/24	$495,000,000
Maturity Value: $508,363,350
Settlement Date: 01/10/24
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.000%, due 05/01/43 to 08/01/48. The aggregate market value of the collateral, including accrued interest, was $509,849,999.
1,085,000,000	5.430	01/31/25	$1,085,000,000
Maturity Value: $1,132,459,708
Settlement Date: 04/16/24
Collateralized by Government National Mortgage Association, 2.000% to 5.000%, due 10/20/41 to 07/20/52. The aggregate market value of the collateral, including accrued interest, was $1,117,549,998.
578,000,000	5.310	04/30/25	$578,000,000
Maturity Value: $608,350,780
Settlement Date: 05/09/24
Collateralized by Government National Mortgage Association, 2.500% to 4.000%, due 11/20/41 to 02/20/52. The aggregate market value of the collateral, including accrued interest, was $595,340,000.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Bank of America, National Association – (continued)
$297,000,000	5.350%	05/15/25	$297,000,000
Maturity Value: $312,492,263
Settlement Date: 05/29/24
Collateralized by Federal National Mortgage Association, 2.500% to 4.500%, due 12/01/41 to 06/01/51. The aggregate market value of the collateral, including accrued interest, was $305,910,002.

Bank of Montreal
500,000,000	5.300	06/03/24	$500,000,000
Maturity Value: $500,220,834

Collateralized by U.S. Treasury Bills, 0.000%, due 07/16/24 to 04/17/25, a U.S. Treasury Floating Rate Note, 5.476%, due 04/30/26, a U.S. Treasury Note, 3.750%, due 12/31/28 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/44 to 02/15/48. The aggregate market value of the collateral, including accrued interest, was $ 510,000,068.

850,000,000	5.320	06/03/24	$850,000,000
Maturity Value: $850,376,833

Collateralized by U.S. Treasury Bills, 0.000%, due 09/19/24 to 10/31/24 and U.S. Treasury Notes, 4.125% to 4.875%, due 05/31/26 to 08/31/30. The aggregate market value of the collateral, including accrued interest, was $867,000,035.

850,000,000	5.320	06/03/24	$850,000,000
Maturity Value: $850,376,833

Collateralized by a U.S. Treasury Bill, 0.000%, due 11/21/24 and U.S. Treasury Notes, 2.625% to 5.000%, due 04/15/25 to 04/30/31. The aggregate market value of the collateral, including accrued interest, was $867,000,034.

Barclays Bank PLC
630,000,000	5.330	06/03/24	$630,000,000
Maturity Value: $630,279,825
Collateralized by U.S. Treasury Bonds, 3.375% to 4.000%, due 11/15/42 to 11/15/48. The aggregate market value of the collateral, including accrued interest, was $ 642,885,448.
102,073,185	5.350	06/03/24	$102,073,185
Maturity Value: $102,118,692
Collateralized by a U.S. Treasury Bond, 1.250%, due 04/15/28. The market value of the collateral, including accrued interest, was $104,114,648.
471,729,147	5.350	06/03/24	$471,729,147
Maturity Value: $471,939,460
Collateralized by a U.S. Treasury Note, 1.500%, due 11/30/28. The market value of the collateral, including accrued interest, was $481,163,730.
601,052,561	5.350	06/03/24	$601,052,561
Maturity Value: $601,320,530
Collateralized by a U.S. Treasury Note, 0.500%, due 08/31/27. The market value of the collateral, including accrued interest, was $613,073,612.
604,198,514	5.350	06/03/24	$604,198,514
Maturity Value: $604,467,886
Collateralized by a U.S. Treasury Note, 1.250%, due 06/30/28. The market value of the collateral, including accrued interest, was $616,282,484.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Barclays Bank PLC – (continued)
$631,362,260	5.350%	06/03/24	$631,362,260
Maturity Value: $631,643,743
Collateralized by a U.S. Treasury Bill, 1.250%, due 12/31/26. The market value of the collateral, including accrued interest, was $643,989,505.
789,584,887	5.350	06/03/24	$789,584,887
Maturity Value: $789,936,910
Collateralized by a U.S. Treasury Bond, 5.000%, due 09/30/25. The market value of the collateral, including accrued interest, was $805,376,585.
850,000,128	5.360	06/03/24	$850,000,128
Maturity Value: $850,379,795
Collateralized by a U.S. Treasury Note, 4.500%, due 05/31/29. The market value of the collateral, including accrued interest, was $867,000,131.

Barclays Capital, Inc.
425,000,000	5.350	06/03/24	$425,000,000
Maturity Value: $425,189,479
Collateralized by a U.S. Treasury Note, 4.375%, due 08/31/28. The market value of the collateral, including accrued interest, was $433,500,038.

BMO Capital Markets Corp.
250,000,000	5.300	06/03/24	$250,000,000
Maturity Value: $250,110,417
Collateralized by a U.S. Treasury Bond, 2.375%, due 02/15/42 and
U.S. Treasury Notes, 0.250% to 4.125%, due 08/31/25 to 11/15/32. The aggregate market value of the collateral, including accrued interest, was $255,112,716.

BNP Paribas
447,100,000	5.340	06/03/24	$447,100,000
Maturity Value: $447,298,960

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.000%, due 01/01/29 to 06/01/54, Federal National Mortgage Association, 2.500% to 7.000%, due 12/01/30 to 06/01/54, Government National Mortgage Association, 2.500% to 7.500%, due 08/15/33 to 05/20/54, a U.S. Treasury Bill, 0.000%, due 07/05/24, a U.S. Treasury Inflation-Indexed Bond, 0.125%, due 02/15/51 and a U.S. Treasury Note, 2.625%, due 07/31/29. The aggregate market value of the collateral, including accrued interest, was $460,383,230.

500,000,000	5.340	06/03/24	$500,000,000
Maturity Value: $500,222,500

Collateralized by Federal Farm Credit Bank, 2.020% to 5.250%, due 11/21/33 to 07/28/42, Federal Home Loan Mortgage Corp., 3.000% to 6.500%, due 05/01/48 to 06/01/54, Federal National Mortgage Association, 2.500% to 6.500%, due 07/01/31 to 05/01/54, Government National Mortgage Association, 3.000% to 7.000%, due 05/20/34 to 04/20/54, U.S. Treasury Bills, 0.000%, due 06/25/24 to 02/20/25, U.S. Treasury Inflation- Indexed Notes, 0.125% to 0.625%, due 07/15/24 to 01/15/26, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/26 to 08/15/48, U.S. Treasury Notes, 0.250% to 3.625%, due 05/15/25 to 05/15/33 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/43 to 08/15/51. The aggregate market value of the collateral, including accrued interest, was $514,445,852.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$638,000,000	5.250	%(d)	06/14/24	$638,000,000

Maturity Value: $654,933,579

Settlement Date: 12/15/23

Collateralized by U.S. Treasury Bills, 0.000%, due 06/11/24 to 02/20/25, U.S. Treasury Bonds, 1.375% to 7.625%, due 02/15/25 to 08/15/50, U.S. Treasury Floating Rate Notes, 5.451% to 5.571%, due 07/31/25 to 01/31/26, a U.S. Treasury Inflation- Indexed Bond, 2.375%, due 01/15/25, U.S. Treasury Inflation- Indexed Notes, 0.125% to 1.625%, due 07/15/24 to 07/15/33, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/25 to 08/15/48, U.S. Treasury Notes, 1.125% to 4.625%, due 07/31/24 to 11/30/28 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/39 to 05/15/50. The aggregate market value of the collateral, including accrued interest, was $650,760,001.

990,000,000	5.260	(d)	06/14/24	$990,000,000
Maturity Value: $1,016,326,298
Settlement Date: 12/15/23

Collateralized by Federal Farm Credit Bank, 2.480% to 4.070%, due 11/21/33 to 03/24/42, Federal Home Loan Bank, 2.800% to 3.740%, due 07/11/39 to 06/12/43, Federal Home Loan Mortgage Corp., 2.500% to 7.500%, due 07/01/24 to 06/01/54, Federal National Mortgage Association, 2.000% to 7.500%, due 01/01/26 to 06/01/54, Government National Mortgage Association, 2.000% to 7.000%, due 08/15/29 to 05/20/54, U.S. Treasury Bills, 0.000%, due 08/01/24 to 08/27/24, U.S. Treasury Bonds, 2.250% to 4.375%, due 11/15/39 to 08/15/46, a U.S. Treasury Floating Rate Note, 5.571%, due 01/31/26, U.S. Treasury Inflation-Indexed Bonds, 1.000% to 3.875%, due 01/15/28 to 02/15/49, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.625%, due 07/15/24 to 01/15/29, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/24 to 08/15/40, U.S. Treasury Notes, 0.625% to 4.875%, due 09/30/24 to 07/31/30 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/39 to 11/15/45. The aggregate market value of the collateral, including accrued interest, was $1,019,367,266.

1,630,000,000	5.170	(d)	07/17/24	$1,630,000,000
Maturity Value: $1,672,603,669
Settlement Date: 01/17/24

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 7.500%, due 07/01/24 to 06/01/54, Federal National Mortgage Association, 2.000% to 7.000%, due 06/01/26 to 06/01/54 and Government National Mortgage Association, 2.000% to 7.500%, due 12/20/28 to 04/20/54. The aggregate market value of the collateral, including accrued interest, was $ 1,678,899,999.

660,000,000	5.210	(d)	07/22/24	$660,000,000
Maturity Value: $677,384,031
Settlement Date: 01/22/24

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.250%, due 04/15/27 to 04/15/28 and U.S. Treasury Notes, 0.875% to 4.625%, due 12/31/25 to 04/30/29. The aggregate market value of the collateral, including accrued interest, was $673,200,062.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$988,000,000	5.220	%(d)	07/22/24	$988,000,000
Maturity Value: $1,014,073,320
Settlement Date: 01/22/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 07/01/25 to 06/01/54, Federal National Mortgage Association, 2.000% to 7.500%, due 06/01/26 to 06/01/54, Government National Mortgage Association, 2.000% to 7.000%, due 09/15/31 to 05/20/54, U.S. Treasury Bills, 0.000%, due 11/21/24 to 05/15/25, a U.S. Treasury Bond, 4.750%, due 11/15/53, a U.S. Treasury Floating Rate Note, 5.451%, due 07/31/25, U.S. Treasury Inflation-Indexed Notes, 0.250% to 1.625%, due 01/15/25 to 07/15/33, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/31 to 05/15/41, U.S. Treasury Notes, 0.625% to 4.500%, due 05/15/26 to 12/31/30 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/53. The aggregate market value of the collateral, including accrued interest, was $1,015,228,017.

660,000,000	5.210	(d)	07/23/24	$660,000,000
Maturity Value: $677,384,031
Settlement Date: 01/23/24

Collateralized by a U.S. Treasury Bill, 0.000%, due 06/20/24, a U.S. Treasury Bond, 7.625%, due 02/15/25, a U.S. Treasury Floating Rate Note, 5.526%, due 01/31/25, U.S. Treasury Inflation-Indexed Bonds, 1.000% to 3.375%, due 04/15/32 to 02/15/48, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.250%, due 01/15/25 to 04/15/25, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/31 to 11/15/42, U.S. Treasury Notes, 0.375% to 4.000%, due 01/15/25 to 06/30/28 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/28 to 08/15/44. The aggregate market value of the collateral, including accrued interest, was $ 673,200,002.

988,000,000	5.220	(d)	07/23/24	$988,000,000
Maturity Value: $1,014,073,320
Settlement Date: 01/23/24

Collateralized by Federal Farm Credit Bank, 3.650%, due 04/22/39, Federal Home Loan Bank, 3.375%, due 03/12/38, Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 09/01/24 to 06/01/54, Federal National Mortgage Association, 2.000% to 7.000%, due 07/01/37 to 05/01/54, Government National Mortgage Association, 2.500% to 7.000%, due 02/20/27 to 05/20/54, a U.S. Treasury Bill, 0.000%, due 09/12/24, a U.S. Treasury Inflation-Indexed Bond, 1.750%, due 01/15/28, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/33 to 05/15/39, U.S. Treasury Notes, 0.375% to 4.625%, due 03/15/26 to 02/28/29 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/43. The aggregate market value of the collateral, including accrued interest, was $1,017,385,804.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$1,630,000,000	5.180	%(d)	07/26/24	$1,630,000,000
Maturity Value: $1,672,686,081
Settlement Date: 01/26/24

Collateralized by Federal Farm Credit Bank, 2.780% to 5.250%, due 12/01/36 to 07/28/42, Federal Home Loan Bank, 2.800% to 3.375%, due 03/12/38 to 07/11/39, Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 07/01/24 to 06/01/54, Federal National Mortgage Association, 2.000% to 7.000%, due 12/01/28 to 05/01/54, Government National Mortgage Association, 2.000% to 8.000%, due 10/20/26 to 04/20/54, U.S. Treasury Bonds, 2.000% to 4.125%, due 08/15/51 to 08/15/53, a U.S. Treasury Floating Rate Note, 5.526%, due 01/31/25, U.S. Treasury Inflation-Indexed Bonds, 0.875% to 3.875%, due 01/15/27 to 02/15/47, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.750%, due 10/15/24 to 07/15/32, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/28 to 05/15/49, U.S. Treasury Notes, 0.250% to 4.500%, due 08/31/25 to 03/31/31 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/28 to 11/15/42. The aggregate market value of the collateral, including accrued interest, was $1,676,661,450.

830,000,000	5.160	(d)	11/13/24	$830,000,000
Maturity Value: $862,477,892
Settlement Date: 02/14/24

Collateralized by a U.S. Treasury Bill, 0.000%, due 06/20/24, U.S. Treasury Bonds, 1.125% to 6.875%, due 08/15/25 to 05/15/50, a U.S. Treasury Inflation-Indexed Bond, 3.375%, due 04/15/32, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.375%, due 10/15/25 to 07/15/33, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/25 to 08/15/50, U.S. Treasury Notes, 0.250% to 4.625%, due 10/15/24 to 02/15/33 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/43 to 02/15/45. The aggregate market value of the collateral, including accrued interest, was $ 846,600,002.

830,000,000	5.170	(d)	11/13/24	$830,000,000
Maturity Value: $862,540,839
Settlement Date: 02/14/24

Collateralized by U.S. Treasury Bills, 0.000%, due 06/20/24 to 02/20/25, a U.S. Treasury Bond, 7.625%, due 02/15/25, U.S. Treasury Inflation-Indexed Bonds, 1.000% to 2.375%, due 01/15/27 to 02/15/49, U.S. Treasury Inflation-Indexed Notes, 0.125%, due 07/15/26 to 04/15/27, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/30 to 05/15/39, U.S. Treasury Notes, 0.375% to 4.375%, due 12/31/25 to 12/15/26 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/42 to 08/15/44. The aggregate market value of the collateral, including accrued interest, was $ 846,600,001.

BofA Securities, Inc.
400,000,000	5.280		06/03/24	$400,000,000
Maturity Value: $400,176,000
Collateralized by a Cash. The market value of the collateral, including accrued interest, was $400,176,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BofA Securities, Inc. – (continued)
$850,000,000	5.310%		06/03/24	$850,000,000
Maturity Value: $850,376,125

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/40, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/31 to 05/15/34, U.S. Treasury Notes, 0.500% to 4.875%, due 05/15/25 to 06/30/27 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/27. The aggregate market value of the collateral, including accrued interest, was $867,000,077.

750,000,000	5.340		06/03/24	$750,000,000
Maturity Value: $750,333,750

Collateralized by Government National Mortgage Association, 1.500% to 8.000%, due 12/15/25 to 05/20/54 and a U.S. Treasury Bond, 4.250%, due 11/15/40. The aggregate market value of the collateral, including accrued interest, was $ 772,111,949.

Canadian Imperial Bank of Commerce
250,000,000	5.320		06/03/24	$250,000,000
Maturity Value: $250,110,833

Collateralized by a U.S. Treasury Bill, 0.000%, due 09/05/24, U.S. Treasury Bonds, 3.875% to 6.125%, due 11/15/27 to 02/15/43, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.375%, due 04/15/25 to 07/15/33 and U.S. Treasury Notes, 0.750% to 4.875%, due 06/30/25 to 11/15/32. The aggregate market value of the collateral, including accrued interest, was $255,000,054.

250,000,000	5.340		06/03/24	$250,000,000
Maturity Value: $250,111,250

Collateralized by Federal Farm Credit Bank, 2.680%, due 01/05/37, Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 09/01/48 to 06/01/54, Federal National Mortgage Association, 2.000% to 7.000%, due 05/01/35 to 05/01/54, Federal National Mortgage Association Stripped Security, 0.000%, due 07/15/37 and Government National Mortgage Association, 2.500% to 8.000%, due 07/20/39 to 04/20/54. The aggregate market value of the collateral, including accrued interest, was $257,464,492.

Citibank, National Association
1,000,000,000	5.350	(d)	06/10/24	$1,000,000,000
Maturity Value: $1,304,355,533
Settlement Date: 11/01/18

Collateralized by Federal Farm Credit Bank, 0.875% to 5.220%, due 11/18/24 to 08/14/26, Federal Home Loan Bank, 5.625%, due 03/14/36, Federal Home Loan Mortgage Corp., 0.000% to 7.000%, due 09/15/29 to 05/01/54, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 03/15/28 to 03/15/31, Federal National Mortgage Association, 0.625% to 7.000%, due 01/01/25 to 03/01/62, Government National Mortgage Association, 2.000% to 8.000%, due 05/20/27 to 05/20/54, Tennessee Valley Authority, 0.000%, due 09/15/35 to 03/15/36 and a U.S. Treasury Bond, 2.375%, due 11/15/49. The aggregate market value of the collateral, including accrued interest, was $1,020,000,000.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc.
$850,000,000	5.320%	06/03/24	$850,000,000
Maturity Value: $850,376,833

Collateralized by U.S. Treasury Bills, 0.000%, due 11/07/24 to 02/20/25 and a U.S. Treasury Note, 4.500%, due 05/31/29. The aggregate market value of the collateral, including accrued interest, was $867,000,056.

1,800,000,000	5.330	06/03/24	$1,800,000,000
Maturity Value: $1,800,799,500

Collateralized by U.S. Treasury Bills, 0.000%, due 06/27/24 to 09/26/24 and a U.S. Treasury Note, 4.250%, due 09/30/24. The aggregate market value of the collateral, including accrued interest, was $1,836,000,079.

4,593,800,000	5.330	06/03/24	$4,593,800,000
Maturity Value: $4,595,840,413

Collateralized by U.S. Treasury Bonds, 1.125% to 5.000%, due 02/15/36 to 05/15/42, a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/40, U.S. Treasury Inflation-Indexed Notes, 1.375% to 1.750%, due 07/15/33 to 01/15/34 and U.S. Treasury Notes, 2.750% to 4.500%, due 06/30/25 to 05/15/34. The aggregate market value of the collateral, including accrued interest, was $4,685,676,094.

6,750,000,000	5.330	06/03/24	$6,750,000,000
Maturity Value: $6,752,998,125

Collateralized by U.S. Treasury Bonds, 5.375% to 6.250%, due 05/15/30 to 02/15/31, a U.S. Treasury Inflation-Indexed Bond, 3.375%, due 04/15/32, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.375%, due 01/15/30 to 07/15/33 and U.S. Treasury Notes, 0.625% to 4.875%, due 12/31/29 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $6,885,000,037.

1,494,000,000	5.335	01/10/25	$1,494,000,000
Maturity Value: $1,554,664,285
Settlement Date: 04/11/24

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.000%, due 05/01/54 to 06/01/54 and Federal National Mortgage Association, 5.000% to 7.500%, due 05/01/54. The aggregate market value of the collateral, including accrued interest, was $1,523,880,508.

247,000,000	5.350	05/29/25	$247,000,000
Maturity Value: $260,361,328
Settlement Date: 05/30/24

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 7.000%, due 02/01/54 to 06/01/54, Federal National Mortgage Association, 5.000% to 6.500%, due 05/01/54 to 06/01/54, Government National Mortgage Association, 7.000%, due 05/20/54 and U.S. Treasury Notes, 0.875% to 4.375%, due 11/15/30 to 11/30/30. The aggregate market value of the collateral, including accrued interest, was $ 251,940,041.

Credit Agricole Corporate and Investment Bank
150,000,000	5.280	06/03/24	$150,000,000
Maturity Value: $150,066,000

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.250%, due 07/15/29 and U.S. Treasury Notes, 0.875% to 4.375%, due 06/30/26 to 08/15/33. The aggregate market value of the collateral, including accrued interest, was $ 153,000,020.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Daiwa Capital Markets America, Inc.
$3,000,000,000	5.340%	06/03/24	$3,000,000,000
Maturity Value: $3,001,335,000

Collateralized by Federal Home Loan Bank, 0.000%, due 11/08/24, Federal Home Loan Mortgage Corp., 1.500% to 8.000%, due 04/08/27 to 06/01/54, Federal National Mortgage Association, 1.500% to 7.000%, due 08/01/26 to 08/01/56, Government National Mortgage Association, 1.500% to 7.500%, due 10/15/32 to 05/20/54, U.S. Treasury Bills, 0.000%, due 06/06/24 to 10/03/24, U.S. Treasury Bonds, 1.125% to 6.125%, due 08/15/29 to 05/15/54, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.375%, due 04/15/32 to 02/15/54, U.S. Treasury Inflation- Indexed Notes, 0.125% to 2.125%, due 04/15/27 to 01/15/34, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/49 and U.S. Treasury Notes, 0.250% to 4.875%, due 07/15/24 to 08/15/31. The aggregate market value of the collateral, including accrued interest, was $ 3,088,194,465.

340,784,314	5.350	06/03/24	$340,784,314
Maturity Value: $340,936,247
Collateralized by a U.S. Treasury Note, 3.000%, due 07/15/25. The market value of the collateral, including accrued interest, was $347,600,000.

Deutsche Bank Securities, Inc.
2,000,000,000	5.350	06/03/24	$2,000,000,000
Maturity Value: $2,000,891,666

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 7.500%, due 10/01/28 to 06/01/54, Federal National Mortgage Association, 2.000% to 2.500%, due 06/01/50 to 02/01/51 and a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/36. The aggregate market value of the collateral, including accrued interest, was $2,040,000,000.

3,500,000,000	5.350	06/03/24	$3,500,000,000
Maturity Value: $3,501,560,417

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 0.125% to 3.875%, due 01/15/25 to 02/15/54, U.S. Treasury Inflation- Indexed Notes, 0.125% to 2.125%, due 07/15/24 to 01/15/34 and U.S. Treasury Notes, 2.375% to 4.250%, due 09/15/25 to 02/15/33. The aggregate market value of the collateral, including accrued interest, was $3,570,000,045.

Federal Reserve Bank of New York
19,600,000,000	5.300	06/03/24	$19,600,000,000
Maturity Value: $19,608,656,667

Collateralized by U.S. Treasury Bonds, 3.000% to 4.750%, due 11/15/39 to 05/15/42 and U.S. Treasury Notes, 0.625% to 2.875%, due 08/15/27 to 05/15/32. The aggregate market value of the collateral, including accrued interest, was $19,608,656,705.

Fixed Income Clearing Corporation
395,000,000	5.250	06/03/24	$395,000,000
Maturity Value: $395,172,812
Collateralized by U.S. Treasury Notes, 0.750% to 4.125%, due 05/31/26 to 06/15/26. The aggregate market value of the collateral, including accrued interest, was $ 402,900,000.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Fixed Income Clearing Corporation – (continued)
$800,000,000	5.320%	06/03/24	$800,000,000
Maturity Value: $800,354,667

Collateralized by U.S. Treasury Bonds, 2.875% to 3.375%, due 08/15/42 to 05/15/52, U.S. Treasury Notes, 1.875% to 4.000%, due 05/15/42 to 11/15/51 and a U.S. Treasury Principal-Only Stripped Security, 3.125%, due 05/15/48. The aggregate market value of the collateral, including accrued interest, was $816,000,000.

1,700,000,000	5.320	06/03/24	$1,700,000,000
Maturity Value: $1,700,753,667

Collateralized by a U.S. Treasury Bond, 4.250%, due 02/28/29 and U.S. Treasury Notes, 1.500% to 4.125%, due 11/30/28 to 01/31/31. The aggregate market value of the collateral, including accrued interest, was $1,734,000,000.

3,400,000,000	5.320	06/03/24	$3,400,000,000
Maturity Value: $3,401,507,333

Collateralized by U.S. Treasury Bonds, 0.125% to 4.500%, due 05/31/29 to 01/15/30 and U.S. Treasury Notes, 0.125% to 0.625%, due 07/15/30 to 07/15/32. The aggregate market value of the collateral, including accrued interest, was $3,468,000,000.

4,250,000,000	5.320	06/03/24	$4,250,000,000
Maturity Value: $4,251,884,167

Collateralized by U.S. Treasury Bonds, 2.375% to 3.125%, due 02/15/42 to 05/15/49 and U.S. Treasury Notes, 0.500% to 4.250%, due 02/28/26 to 05/15/31. The aggregate market value of the collateral, including accrued interest, was $4,335,000,003.

4,250,000,000	5.320	06/03/24	$4,250,000,000
Maturity Value: $4,251,884,167

Collateralized by U.S. Treasury Bills, 1.125% to 4.250%, due 05/15/40 to 11/15/40, U.S. Treasury Bonds, 1.375% to 4.375%, due 01/15/34 to 11/15/41 and a U.S. Treasury Note, 1.750%, due 08/15/41. The aggregate market value of the collateral, including accrued interest, was $4,335,000,000.

850,000,000	5.330	06/03/24	$850,000,000
Maturity Value: $850,377,541

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.625%, due 10/15/27 and a U.S. Treasury Note, 4.625%, due 09/30/30. The aggregate market value of the collateral, including accrued interest, was $867,000,071.

2,040,000,000	5.330	06/03/24	$2,040,000,000
Maturity Value: $2,040,906,100

Collateralized by U.S. Treasury Bills, 0.000% to 5.000%, due 06/11/24 to 05/31/31, U.S. Treasury Bonds, 0.625% to 4.000%, due 05/31/27 to 04/15/28 and U.S. Treasury Notes, 0.500% to 4.500%, due 12/15/26 to 04/15/28. The aggregate market value of the collateral, including accrued interest, was $2,081,795,758.

3,360,000,000	5.330	06/03/24	$3,360,000,000
Maturity Value: $3,361,492,400

Collateralized by U.S. Treasury Bonds, 0.375% to 4.125%, due 07/31/27 to 04/15/28 and U.S. Treasury Notes, 0.375% to 4.125%, due 09/30/27 to 04/15/28. The aggregate market value of the collateral, including accrued interest, was $3,428,990,016.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Fixed Income Clearing Corporation – (continued)
$12,360,000,000	5.330%		06/03/24	$12,360,000,000
Maturity Value: $12,365,489,900

Collateralized by U.S. Treasury Bills, 0.000% to 5.000%, due 06/11/24 to 05/31/31, U.S. Treasury Bonds, 0.375% to 4.500%, due 04/30/27 to 07/31/27 and U.S. Treasury Notes, 0.375% to 4.500%, due 12/15/26 to 09/30/27. The aggregate market value of the collateral, including accrued interest, was $12,604,414,226.

500,000,000	5.340		06/03/24	$500,000,000
Maturity Value: $500,222,500

Collateralized by Federal Farm Credit Bank discount note, 0.000%, due 07/15/24 and Federal Home Loan Bank, 0.380% to 5.610%, due 06/04/24 to 09/28/26. The aggregate market value of the collateral, including accrued interest, was $510,000,976.

3,200,000,000	5.340		06/03/24	$3,200,000,000
Maturity Value: $3,201,424,000

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 8.000%, due 02/01/31 to 06/01/54 and Federal National Mortgage Association, 1.500% to 7.000%, due 02/01/31 to 06/01/62. The aggregate market value of the collateral, including accrued interest, was $3,264,000,002.

HSBC Bank PLC
85,000,000	5.330		06/03/24	$85,000,000
Maturity Value: $85,037,754

Collateralized by U.S. Treasury Bonds, 2.000% to 3.250%, due 11/15/41 to 05/15/47, U.S. Treasury Inflation-Indexed Notes, 0.375% to 0.750%, due 07/15/25 to 07/15/28, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/27 and U.S. Treasury Notes, 0.875% to 4.375%, due 05/31/26 to 05/15/33. The aggregate market value of the collateral, including accrued interest, was $86,738,850.

850,000,000	5.350	(d)	06/10/24	$850,000,000
Maturity Value: $883,222,011
Settlement Date: 09/21/23

Collateralized by a U.S. Treasury Bill, 0.000%, due 06/13/24, U.S. Treasury Bonds, 2.375% to 5.250%, due 11/15/28 to 11/15/52, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.375%, due 07/15/25 to 07/15/33, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/27 and U.S. Treasury Notes, 1.125% to 4.500%, due 04/15/26 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $867,386,553.

850,000,000	5.350	(d)	06/10/24	$850,000,000
Maturity Value: $883,348,331
Settlement Date: 09/20/23

Collateralized by U.S. Treasury Bonds, 3.000% to 4.750%, due 05/15/42 to 11/15/53, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.375%, due 07/15/25 to 07/15/33, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/27 and U.S. Treasury Notes, 0.625% to 4.625%, due 08/15/26 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $867,386,544.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

HSBC Securities (USA), Inc.
$40,000,000	5.330%		06/03/24	$40,000,000
Maturity Value: $40,017,766

Collateralized by U.S. Treasury Bills, 0.000%, due 06/04/24 to 07/25/24, U.S. Treasury Bonds, 2.250% to 5.500%, due 08/15/28 to 02/15/44, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.750%, due 01/15/29 to 01/15/34, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/28 to 02/15/52, U.S. Treasury Notes, 0.375% to 4.500%, due 08/15/24 to 02/15/31 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/26 to 05/15/53. The aggregate market value of the collateral, including accrued interest, was $ 40,818,122.

100,000,000	5.340		06/03/24	$100,000,000
Maturity Value: $100,044,500

Collateralized by Federal Home Loan Bank, 3.125%, due 06/14/24, Federal Home Loan Mortgage Corp., 1.000% to 7.000%, due 02/01/36 to 06/01/54, Federal National Mortgage Association, 2.000% to 7.500%, due 02/01/35 to 06/01/54 and Tennessee Valley Authority, 0.000%, due 01/15/37. The aggregate market value of the collateral, including accrued interest, was $102,938,366.

2,300,000,000	5.340	(d)	06/07/24	$2,300,000,000
Maturity Value: $2,302,388,167

Collateralized by U.S. Treasury Bonds, 2.000% to 6.875%, due 08/15/25 to 11/15/52, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.250%, due 01/15/25 to 07/15/31, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/27 to 02/15/43, U.S. Treasury Notes, 0.250% to 4.875%, due 07/31/24 to 05/31/31 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/24 to 02/15/53. The aggregate market value of the collateral, including accrued interest, was $2,347,043,971.

1,250,000,000	5.350	(d)	06/10/24	$1,250,000,000
Maturity Value: $1,496,694,426

Collateralized by Federal Farm Credit Bank, 1.400% to 3.490%, due 05/28/30 to 12/21/40, Federal Home Loan Bank, 1.600% to 5.000%, due 12/13/24 to 03/12/38, Federal Home Loan Mortgage Corp., 1.250% to 7.500%, due 06/25/30 to 05/01/54, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 07/15/24 to 07/15/32, Federal National Mortgage Association, 0.500% to 7.000%, due 07/02/24 to 06/01/54, Federal National Mortgage Association Stripped Securities, 0.000%, due 11/15/26 to 11/15/30, Government National Mortgage Association, 2.000% to 5.500%, due 08/20/30 to 05/20/52, Tennessee Valley Authority, 0.000%, due 06/15/35 and a U.S. Treasury Note, 3.875%, due 12/31/27. The aggregate market value of the collateral, including accrued interest, was $1,285,148,228.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

HSBC Securities (USA), Inc. – (continued)
$2,000,000,000	5.350	%(d)	06/10/24	$2,000,000,000
Maturity Value: $2,066,577,773
Settlement Date: 10/30/23

Collateralized by Federal Farm Credit Bank, 0.500% to 5.060%, due 07/26/24 to 08/24/46, Federal Home Loan Bank, 1.700% to 6.140%, due 11/21/25 to 09/25/45, Federal Home Loan Mortgage Corp., 0.000% to 7.500%, due 08/28/25 to 06/01/54, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 01/15/25 to 07/15/32, Federal National Mortgage Association, 0.000% to 7.500%, due 09/06/24 to 06/01/54, Federal National Mortgage Association Stripped Securities, 0.000%, due 11/15/24 to 07/15/37, Government National Mortgage Association, 7.000%, due 01/20/54, Tennessee Valley Authority, 0.000%, due 01/15/38, U.S. Treasury Inflation- Indexed Bonds, 0.875% to 2.125%, due 02/15/41 to 02/15/54, U.S. Treasury Notes, 3.750% to 4.500%, due 03/31/26 to 06/30/30 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/26 to 05/15/33. The aggregate market value of the collateral, including accrued interest, was $2,053,844,621.

ING Financial Markets LLC
400,000,000	5.340		06/03/24	$400,000,000
Maturity Value: $400,178,000

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 7.500%, due 11/01/32 to 06/01/54, Federal National Mortgage Association, 1.500% to 7.000%, due 01/01/26 to 02/01/57 and Government National Mortgage Association, 6.000%, due 03/20/54. The aggregate market value of the collateral, including accrued interest, was $408,000,819.

J.P. Morgan Securities LLC
350,000,000	5.300		06/03/24	$350,000,000
Maturity Value: $350,154,583
Collateralized by a U.S. Treasury Bond, 1.250%, due 05/15/50. The market value of the collateral, including accrued interest, was $357,157,696.
17,000,000	5.330		06/03/24	$17,000,000
Maturity Value: $17,007,551

Collateralized by a U.S. Treasury Bond, 1.875%, due 02/15/51, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/28 and a U.S. Treasury Note, 4.250%, due 10/15/25. The aggregate market value of the collateral, including accrued interest, was $17,347,702.

400,000,000	5.330		06/03/24	$400,000,000
Maturity Value: $400,177,667

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/24, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/25 to 08/15/28 and U.S. Treasury Principal- Only Stripped Securities, 0.000%, due 02/15/26 to 11/15/27. The aggregate market value of the collateral, including accrued interest, was $408,181,220.

1,700,000,000	5.330		06/03/24	$1,700,000,000
Maturity Value: $1,700,755,083
Collateralized by U.S. Treasury Notes, 0.625% to 1.625%, due 02/15/26 to 07/31/26. The aggregate market value of the collateral, including accrued interest, was $ 1,734,770,186.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

J.P. Morgan Securities LLC – (continued)
$850,000,000	5.340%	06/03/24	$850,000,000
Maturity Value: $850,378,250

Collateralized by Federal Farm Credit Bank, 2.350% to 5.460%, due 06/18/25 to 08/24/46, Federal Home Loan Bank, 3.300% to 5.500%, due 07/01/24 to 07/15/36, Federal Home Loan Mortgage Corp., 0.000% to 7.500%, due 12/14/29 to 04/01/54, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 03/15/28 to 03/15/31, Federal National Mortgage Association, 0.750% to 7.500%, due 10/15/24 to 06/01/57, Federal National Mortgage Association Stripped Security, 0.000%, due 02/06/37 and Government National Mortgage Association, 1.500% to 7.500%, due 06/15/28 to 05/20/54. The aggregate market value of the collateral, including accrued interest, was $874,288,187.

Joint Account I
1,215,000,000	5.330	06/03/24	$1,215,000,000
Maturity Value: $1,215,539,663

Joint Account III
526,800,000	5.340	06/03/24	$526,800,000
Maturity Value: $527,034,426

Mizuho Securities USA LLC
500,000,000	5.340	06/03/24	$500,000,000
Maturity Value: $500,222,500
Collateralized by Federal National Mortgage Association, 1.500% to 8.000%, due 09/01/26 to 01/01/57. The aggregate market value of the collateral, including accrued interest, was $515,000,003.

MUFG Securities Americas, Inc.
250,000,000	5.340	06/03/24	$250,000,000
Maturity Value: $250,111,250

Collateralized by Federal Home Loan Bank, 4.500% to 5.650%, due 12/12/25 to 05/30/29, Federal Home Loan Mortgage Corp., 0.500% to 6.500%, due 09/30/25 to 05/01/54 and Federal National Mortgage Association, 2.000% to 6.000%, due 05/01/25 to 06/01/54. The aggregate market value of the collateral, including accrued interest, was $257,254,029.

Natixis-New York Branch
500,000,000	5.340	06/03/24	$500,000,000
Maturity Value: $500,222,500

Collateralized by Federal Farm Credit Bank, 2.900% to 3.700%, due 12/09/41 to 03/24/42, Federal Home Loan Bank, 4.000% to 4.080%, due 10/24/29 to 05/25/33, Federal Home Loan Mortgage Corp., 2.150% to 6.500%, due 12/28/37 to 05/01/54, Federal National Mortgage Association, 2.000% to 6.500%, due 12/01/46 to 05/01/54, Government National Mortgage Association, 2.500% to 7.500%, due 04/20/39 to 11/20/53, U.S. Treasury Bonds, 1.375% to 6.250%, due 08/15/28 to 08/15/53, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 2.125%, due 02/15/42 to 02/15/54, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.625%, due 10/15/24 to 01/15/33, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/29 and U.S. Treasury Notes, 0.250% to 4.500%, due 07/31/24 to 02/15/32. The aggregate market value of the collateral, including accrued interest, was $511,105,787.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Natixis-New York Branch – (continued)
$750,000,000	5.340%	06/03/24	$750,000,000
Maturity Value: $750,333,750

Collateralized by Federal Farm Credit Bank, 2.900%, due 12/09/41, Federal Home Loan Bank, 4.000% to 4.150%, due 10/24/29 to 06/01/38, Federal Home Loan Mortgage Corp., 2.150% to 6.500%, due 07/13/40 to 04/01/54, Federal National Mortgage Association, 2.000% to 6.500%, due 10/01/35 to 05/01/54, Government National Mortgage Association, 3.500% to 7.500%, due 04/20/39 to 11/20/53, Tennessee Valley Authority, 0.000%, due 01/15/38 to 09/15/65, U.S. Treasury Bonds, 1.375% to 5.500%, due 08/15/28 to 08/15/52, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 2.375%, due 01/15/27 to 02/15/53, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.375%, due 07/15/26 to 07/15/33, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/28 to 05/15/29 and U.S. Treasury Notes, 0.250% to 4.625%, due 08/15/24 to 05/15/33. The aggregate market value of the collateral, including accrued interest, was $765,610,216.

Nomura Securities International, Inc.
965,000,000	5.330	06/03/24	$965,000,000
Maturity Value: $965,428,621

Collateralized by U.S. Treasury Bonds, 2.000% to 5.375%, due 02/15/31 to 11/15/52, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 1.375%, due 02/15/44 to 02/15/49, a U.S. Treasury Inflation-Indexed Note, 1.375%, due 07/15/33 and U.S. Treasury Notes, 1.125% to 4.250%, due 02/29/28 to 08/15/33. The aggregate market value of the collateral, including accrued interest, was $984,315,883.

6,500,000,000	5.340	06/03/24	$6,500,000,000
Maturity Value: $6,502,892,500

Collateralized by Federal Farm Credit Bank, 0.875% to 6.300%, due 11/18/24 to 05/14/49, Federal Home Loan Bank, 0.375% to 6.330%, due 06/24/24 to 05/20/41, Federal Home Loan Mortgage Corp., 0.000% to 6.750%, due 08/28/25 to 05/01/54, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 01/15/31 to 07/15/32, Federal National Mortgage Association, 0.000% to 7.250%, due 04/22/25 to 06/01/63, Federal National Mortgage Association Stripped Securities, 0.000%, due 03/23/28 to 07/15/37, Tennessee Valley Authority, 2.875% to 5.980%, due 09/15/24 to 04/01/56, U.S. Treasury Bonds, 1.875% to 4.750%, due 05/15/39 to 11/15/53, U.S. Treasury Inflation-Indexed Bonds, 0.250% to 1.500%, due 02/15/42 to 02/15/53, a U.S. Treasury Inflation-Indexed Note, 1.750%, due 01/15/34, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/25 to 05/15/54, U.S. Treasury Notes, 0.500% to 4.625%, due 10/31/27 to 11/15/33 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/27 to 02/15/54. The aggregate market value of the collateral, including accrued interest, was $ 6,632,747,147.

Norinchukin Bank (The)
400,000,000	5.330	06/03/24	$400,000,000
Maturity Value: $400,177,667
Collateralized by U.S. Treasury Notes, 1.250% to 3.375%, due 08/15/31 to 05/15/33. The aggregate market value of the collateral, including accrued interest, was $ 408,000,059.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Norinchukin Bank (The) – (continued)
$635,000,000	5.350%	06/03/24	$635,000,000
Maturity Value: $635,566,208
Settlement Date: 05/28/24
Collateralized by U.S. Treasury Notes, 1.250% to 3.500%, due 04/30/28 to 05/15/32. The aggregate market value of the collateral, including accrued interest, was $ 647,700,060.

Prudential Insurance Company of America (The)
5,175,000	5.350	06/03/24	$5,175,000
Maturity Value: $5,177,307
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/37. The market value of the collateral, including accrued interest, was $5,278,500.
5,760,000	5.350	06/03/24	$5,760,000
Maturity Value: $5,762,568
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/31. The market value of the collateral, including accrued interest, was $5,875,200.
7,741,250	5.350	06/03/24	$7,741,250
Maturity Value: $7,744,701
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/31. The market value of the collateral, including accrued interest, was $7,896,075.
8,021,250	5.350	06/03/24	$8,021,250
Maturity Value: $8,024,826
Collateralized by a U.S. Treasury Note, 0.000%, due 05/15/26. The market value of the collateral, including accrued interest, was $8,181,675.
11,200,000	5.350	06/03/24	$11,200,000
Maturity Value: $11,204,993
Collateralized by a U.S. Treasury Note, 0.000%, due 05/15/36. The market value of the collateral, including accrued interest, was $11,424,000.
13,640,000	5.350	06/03/24	$13,640,000
Maturity Value: $13,646,081
Collateralized by a U.S. Treasury Note, 0.000%, due 08/15/41. The market value of the collateral, including accrued interest, was $13,912,800.
14,630,000	5.350	06/03/24	$14,630,000
Maturity Value: $14,636,523
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/44. The market value of the collateral, including accrued interest, was $14,922,600.
15,812,500	5.350	06/03/24	$15,812,500
Maturity Value: $15,819,550
Collateralized by a U.S. Treasury Note, 0.000%, due 11/15/33. The market value of the collateral, including accrued interest, was $16,128,750.
16,417,500	5.350	06/03/24	$16,417,500
Maturity Value: $16,424,820
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/38. The market value of the collateral, including accrued interest, was $16,745,850.
16,437,500	5.350	06/03/24	$16,437,500
Maturity Value: $16,444,828
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/33. The market value of the collateral, including accrued interest, was $16,766,250.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The) – (continued)
$16,593,750	5.350%	06/03/24	$16,593,750
Maturity Value: $16,601,148
Collateralized by a U.S. Treasury Bill, 0.000%, due 11/15/32. The market value of the collateral, including accrued interest, was $16,925,625.
17,361,250	5.350	06/03/24	$17,361,250
Maturity Value: $17,368,990
Collateralized by a U.S. Treasury Note, 0.000%, due 02/15/43. The market value of the collateral, including accrued interest, was $17,708,475.
24,862,500	5.350	06/03/24	$24,862,500
Maturity Value: $24,873,585
Collateralized by a U.S. Treasury Note, 0.000%, due 08/15/36. The market value of the collateral, including accrued interest, was $25,359,750.
28,187,500	5.350	06/03/24	$28,187,500
Maturity Value: $28,200,067
Collateralized by a U.S. Treasury Bond, 1.875%, due 02/15/51. The market value of the collateral, including accrued interest, was $28,751,250.
36,656,250	5.350	06/03/24	$36,656,250
Maturity Value: $36,672,593
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/41. The market value of the collateral, including accrued interest, was $37,389,375.
48,903,750	5.350	06/03/24	$48,903,750
Maturity Value: $48,925,553
Collateralized by a U.S. Treasury Bond, 2.750%, due 08/15/47. The market value of the collateral, including accrued interest, was $49,881,825.
103,425,000	5.350	06/03/24	$103,425,000
Maturity Value: $103,471,110
Collateralized by a U.S. Treasury Note, 2.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $105,493,500.
122,343,750	5.350	06/03/24	$122,343,750
Maturity Value: $122,398,295
Collateralized by a U.S. Treasury Note, 4.500%, due 11/15/33. The market value of the collateral, including accrued interest, was $124,790,625.
145,750,000	5.350	06/03/24	$145,750,000
Maturity Value: $145,814,980
Collateralized by a U.S. Treasury Note, 3.000%, due 08/15/52. The market value of the collateral, including accrued interest, was $148,665,000.

Royal Bank of Canada
210,000,000	5.340	06/03/24	$210,000,000
Maturity Value: $210,093,450
Collateralized by Federal National Mortgage Association, 2.000% to 7.000%, due 02/01/26 to 02/01/57. The aggregate market value of the collateral, including accrued interest, was $214,200,000.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Royal Bank of Canada – (continued)
$420,000,000	5.340%		06/03/24	$420,000,000
Maturity Value: $420,186,900

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 02/01/28 to 08/01/53 and Federal National Mortgage Association, 1.500% to 7.500%, due 12/01/36 to 04/01/54. The aggregate market value of the collateral, including accrued interest, was $428,400,000.

5,000,000,000	5.340		06/03/24	$5,000,000,000
Maturity Value: $5,002,225,000

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.500%, due 09/01/26 to 06/01/54 and Federal National Mortgage Association, 1.500% to 8.000%, due 10/01/25 to 03/01/63. The aggregate market value of the collateral, including accrued interest, was $5,100,000,005.

990,000,000	5.240	(d)	06/13/24	$990,000,000
Maturity Value: $1,016,082,108
Settlement Date: 12/15/23

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.500%, due 10/01/41 to 11/01/53 and Federal National Mortgage Association, 2.000% to 7.500%, due 07/01/27 to 08/01/59. The aggregate market value of the collateral, including accrued interest, was $1,009,799,996.

990,000,000	5.270	(d)	06/14/24	$990,000,000
Maturity Value: $1,015,796,652
Settlement Date: 12/19/23

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 01/01/47 to 05/01/54 and Federal National Mortgage Association, 1.500% to 6.500%, due 08/01/36 to 01/01/60. The aggregate market value of the collateral, including accrued interest, was $1,009,800,004.

742,500,000	5.090	(d)	02/21/25	$742,500,000
Maturity Value: $779,978,309
Settlement Date: 03/01/24

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.500%, due 07/01/46 to 12/01/53 and Federal National Mortgage Association, 2.000% to 6.000%, due 04/01/42 to 07/01/60. The aggregate market value of the collateral, including accrued interest, was $757,350,000.

495,000,000	5.110	(d)	02/21/25	$495,000,000
Maturity Value: $520,153,967
Settlement Date: 02/29/24

Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 04/01/53 and Federal National Mortgage Association, 2.000% to 8.500%, due 04/01/26 to 08/01/59. The aggregate market value of the collateral, including accrued interest, was $504,900,005.

988,000,000	5.030	(d)	02/28/25	$988,000,000
Maturity Value: $1,037,420,301
Settlement Date: 03/07/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 02/01/32 to 01/01/54 and Federal National Mortgage Association, 1.690% to 7.000%, due 09/01/27 to 05/01/58. The aggregate market value of the collateral, including accrued interest, was $1,007,760,003.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Societe Generale
$1,250,000,000	5.340%	06/03/24	$1,250,000,000
Maturity Value: $1,250,556,250
Collateralized by Government National Mortgage Association, 3.000% to 7.000%, due 04/20/44 to 05/20/54. The aggregate market value of the collateral, including accrued interest, was $1,287,499,999.

The Northwestern Mutual Life Insurance Company
63,820,000	5.350	06/03/24	$63,820,000
Maturity Value: $63,848,453
Collateralized by a U.S. Treasury Bill, 1.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $65,096,400.
261,485,000	5.350	06/03/24	$261,485,000
Maturity Value: $261,601,579
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $266,714,700.
344,470,000	5.350	06/03/24	$344,470,000
Maturity Value: $344,623,576
Collateralized by a U.S. Treasury Note, 1.750%, due 06/30/24. The market value of the collateral, including accrued interest, was $351,359,400.

Wells Fargo Bank, National Association
850,000,000	5.330	06/03/24	$850,000,000
Maturity Value: $850,377,542

Collateralized by a U.S. Treasury Bond, 2.375%, due 05/15/51 and U.S. Treasury Notes, 1.875% to 4.625%, due 12/31/25 to 04/30/31. The aggregate market value of the collateral, including accrued interest, was $867,000,088.

2,000,000,000	5.340	06/03/24	$2,000,000,000
Maturity Value: $2,000,890,000

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.000%, due 08/01/52 to 05/01/54, Federal National Mortgage Association, 4.000% to 6.500%, due 05/01/52 to 03/01/54 and Government National Mortgage Association, 5.500% to 6.500%, due 07/20/53 to 02/20/54. The aggregate market value of the collateral, including accrued interest, was $2,059,999,999.

Wells Fargo Securities, LLC
3,150,000,000	5.340	06/03/24	$3,150,000,000
Maturity Value: $3,151,401,750
Collateralized by Government National Mortgage Association, 1.500% to 7.500%, due 12/20/26 to 05/20/54. The aggregate market value of the collateral, including accrued interest, was $3,244,499,998.

TOTAL REPURCHASE AGREEMENTS			$149,204,678,746

TOTAL INVESTMENTS - 98.5%			$229,526,322,808

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%			3,589,514,885

NET ASSETS - 100.0%			$233,115,837,693

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2024 (Unaudited)

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2024.
(b)	All or a portion represents a forward commitment.
(c)	Unless noted, all repurchase agreements were entered into on May 31, 2024. Additional information on Joint Repurchase Agreement Account I and III appears in the Additional Investment Information section.
(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
MMY	—Money Market Yield
PLC	—Public Limited Company
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments May 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Time Deposits - 10.5%

Credit Agricole Corporate and Investment Bank-New York Branch
$30,000,000	5.310%	06/03/24	$30,000,000
DNB Bank ASA-New York Branch
30,000,000	5.310	06/03/24	30,000,000
National Bank of Canada
28,000,000	5.310	06/03/24	28,000,000

TOTAL TIME DEPOSITS (Cost $88,000,000)			$88,000,000

U.S. Treasury Obligations - 66.2%

United States Treasury Bills
41,666,700	5.323	06/04/24	41,660,677
20,833,300	5.328	06/04/24	20,830,288
240,000,000	5.381	06/04/24	239,965,306
37,500,000	5.328	06/06/24	37,483,641
160,000,000	5.358	06/11/24	159,812,889
60,000,000	5.363	06/18/24	59,868,375

TOTAL U.S. TREASURY OBLIGATIONS (Cost $559,457,836)			$559,621,176

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (Cost 647,457,836)			$647,621,176

Repurchase Agreements(a) - 21.4%

Joint Account III
150,000,000	5.340	06/03/24	$149,999,374
Maturity Value: $150,066,750

Wells Fargo Securities, LLC
30,000,000	5.340	06/03/24	$29,999,875
Maturity Value: $30,013,350
Collateralized by Government National Mortgage Association, 4.500%, due 04/20/54. The market value of the collateral, including accrued interest, was $30,900,001.

TOTAL REPURCHASE AGREEMENTS (Cost $180,000,000)			179,999,249

TOTAL INVESTMENTS - 98.1% (Cost $827,457,836)			$827,620,425

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%			15,620,875

NET ASSETS - 100.0%			$843,241,300

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Unless noted, all repurchase agreements were entered into on May 31, 2024. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments May 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Time Deposits - 15.6%

Canadian Imperial Bank of Commerce
$114,000,000	5.310%	06/03/24	$114,000,000
Credit Agricole Corporate and Investment Bank-New York Branch
115,000,000	5.310	06/03/24	115,000,000
DNB Bank ASA-New York Branch
114,000,000	5.310	06/03/24	114,000,000
National Bank of Canada
114,000,000	5.310	06/03/24	114,000,000

TOTAL TIME DEPOSITS (Cost $457,000,000)			$457,000,000

U.S. Treasury Obligations - 41.9%

United States Treasury Bills
158,333,300	5.323	06/04/24	158,310,411
79,166,700	5.328	06/04/24	79,155,256
100,000,000	5.341	06/04/24	99,985,544
146,011,200	5.380	06/04/24	145,990,093
270,000,000	5.381	06/04/24	269,960,969
142,500,000	5.328	06/06/24	142,437,834
240,000,000	5.358	06/11/24	239,719,334
90,000,000	5.363	06/18/24	89,802,563

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,225,004,247)			$1,225,362,004

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (Cost 1,682,004,247)			$1,682,362,004

Repurchase Agreements(a) - 41.6%

Citigroup Global Markets, Inc.
550,000,000	5.330	06/03/24	$549,997,250
Maturity Value: $550,244,291

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 1.750%, due 01/15/28 and U.S. Treasury Notes, 0.750% to 4.250%, due 09/30/24 to 03/31/28. The aggregate market value of the collateral, including accrued interest, was $ 561,000,071.

Fixed Income Clearing Corporation
100,000,000	5.300	06/03/24	$100,000,000
Maturity Value: $100,044,167
Collateralized by a U.S. Treasury Note, 1.750%, due 01/31/29. The market value of the collateral, including accrued interest, was $102,000,000.

Joint Account III
400,000,000	5.340	06/03/24	$399,998,332
Maturity Value: $400,178,000

Royal Bank of Canada
120,000,000	5.340	06/03/24	$119,999,500
Maturity Value: $120,053,400

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.500%, due 04/01/52 to 07/01/53 and Federal National Mortgage Association, 2.500% to 6.000%, due 07/01/37 to 11/01/53. The aggregate market value of the collateral, including accrued interest, was $122,400,004.

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreements(a) – (continued)

Wells Fargo Securities, LLC
$50,000,000	5.340%	06/03/24 $	49,999,791
Maturity Value: $50,022,250
Collateralized by Government National Mortgage Association, 4.500%, due 04/20/54. The market value of the collateral, including accrued interest, was $51,500,000.

TOTAL REPURCHASE AGREEMENTS (Cost $1,220,000,000)			$1,219,994,873

TOTAL INVESTMENTS - 99.1% (Cost $2,902,004,247)			$2,902,356,877

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%			25,761,252

NET ASSETS - 100.0%			$2,928,118,129

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Unless noted, all repurchase agreements were entered into on May 31, 2024. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - 114.8%

United States Treasury Bills
$9,106,240,600	5.385%		06/04/24	$9,102,237,646
11,881,658,700	5.380		06/11/24	11,864,265,267
11,060,971,700	5.380		06/18/24	11,033,445,235
929,406,900	5.354		06/20/24	926,865,755
459,171,600	5.374		06/20/24	457,916,153
54,938,200	5.381	(a)	06/20/24	54,787,990
438,940,300	5.388		06/20/24	437,740,168
19,155,200	5.399		06/20/24	19,102,827
3,648,900	5.404		06/20/24	3,638,923
112,515,600	5.409		06/20/24	112,207,965
882,172,100	5.378		06/25/24	879,072,735
10,000,000,000	5.380		06/25/24	9,964,866,659
104,436,400	5.396		06/27/24	103,993,915
12,000,000,000	5.380	(a)	07/02/24	11,950,813,320
311,928,200	5.387		07/05/24	310,375,738
5,872,680,700	5.392		07/05/24	5,843,452,463
27,459,900	5.394		07/09/24	27,307,214
74,825,100	5.397		07/09/24	74,409,048
709,114,200	5.402		07/09/24	705,171,293
232,645,300	5.391		07/11/24	231,281,874
2,000,000,000	5.396		07/11/24	1,988,278,931
283,136,500	5.388		07/16/24	281,281,860
145,981,000	5.390		07/16/24	145,024,775
294,515,800	5.397		07/16/24	292,586,622
57,377,200	5.384		07/23/24	56,942,659
81,398,600	5.401		07/23/24	80,782,136
18,286,800	5.403		08/06/24	18,110,357
46,070,300	5.437		08/06/24	45,625,784
57,330,100	5.404		08/08/24	56,761,813
73,967,600	5.409		08/08/24	73,234,393
47,372,100	5.409		08/13/24	46,869,706
14,610,000	5.411		08/13/24	14,455,057
320,920,300	5.408		08/29/24	316,755,022
113,114,000	5.413		09/03/24	111,568,712
9,976,900	5.415		09/17/24	9,820,213
637,232,400	5.416		09/17/24	627,224,667
314,831,700	5.426		09/24/24	309,556,740
8,578,500	5.373		09/26/24	8,434,597
31,939,200	5.378		10/17/24	31,307,489
122,478,500	5.381		10/17/24	120,056,051
211,806,900	5.382		10/17/24	207,617,664
200,898,600	5.383		10/17/24	196,925,114
99,810,200	5.386		10/17/24	97,836,098
97,159,100	5.387		10/17/24	95,237,433
97,496,000	5.392		10/24/24	95,464,540
181,889,500	5.393		10/24/24	178,099,589
70,866,700	5.394		10/24/24	69,390,097
139,822,200	5.398		10/24/24	136,908,817
461,605,100	5.402		10/24/24	451,986,940
35,041,500	5.383		10/31/24	34,276,147
7,102,200	5.403		10/31/24	6,947,079
62,279,900	5.408		10/31/24	60,919,624
441,158,300	5.375		11/07/24	431,111,760
390,768,300	5.376		11/07/24	381,869,296
469,087,600	5.381		11/07/24	458,405,024
158,485,400	5.383		11/07/24	154,876,197
49,427,800	5.387		11/07/24	48,302,176
330,163,800	5.388		11/07/24	322,644,949

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$99,545,700	5.389%	11/07/24	$97,278,736
50,790,300	5.393	11/07/24	49,633,648
1,917,800	5.394	11/07/24	1,874,126
40,858,600	5.370	11/14/24	39,886,692
2,009,800	5.375	11/14/24	1,961,993
14,647,900	5.376	11/14/24	14,299,469
127,913,900	5.378	11/14/24	124,871,199
73,239,300	5.380	11/14/24	71,497,149
55,694,000	5.382	11/14/24	54,369,201
40,914,900	5.383	11/14/24	39,941,653
148,243,200	5.387	11/14/24	144,716,924
57,234,800	5.388	11/14/24	55,873,350
35,166,400	5.396	11/21/24	34,291,696
86,941,100	5.397	11/21/24	84,778,589
7,340,900	5.398	11/21/24	7,158,308
23,444,300	5.399	11/21/24	22,861,163
294,283,200	5.401	11/21/24	286,963,409
83,344,900	5.402	11/21/24	81,271,838
92,690,000	5.407	11/21/24	90,384,495
166,963,800	5.387	11/29/24	162,630,586
104,499,400	5.393	11/29/24	101,787,326
522,028,300	5.011	02/20/25	503,877,578
157,969,300	5.080	02/20/25	152,476,768
87,816,100	5.273	02/20/25	84,762,768
52,569,500	5.054	03/20/25	50,522,740
16,862,400	5.058	03/20/25	16,205,873
20,628,100	5.060	03/20/25	19,824,958
40,187,800	5.062	03/20/25	38,623,113
227,485,100	5.101	03/20/25	218,628,110
57,801,500	5.106	03/20/25	55,551,035
43,265,800	5.123	03/20/25	41,581,273
6,735,900	5.134	03/20/25	6,473,642
67,361,000	5.135	03/20/25	64,738,342
85,668,300	5.140	03/20/25	82,332,858
8,363,600	5.297	04/17/25	7,992,293
8,363,600	5.305	04/17/25	7,992,293
82,000,000	5.216	05/15/25	78,108,168
635,923,700	5.221	05/15/25	605,741,896
122,129,400	5.222	05/15/25	116,332,973
80,522,900	5.260	05/15/25	76,701,174
40,261,500	5.263	05/15/25	38,350,634
80,522,900	5.266	05/15/25	76,701,174
61,727,300	5.284	05/15/25	58,797,638
63,585,300	5.286	05/15/25	60,567,455
United States Treasury Floating Rate Note
178,300	4.805	12/31/24	177,462
31,961,100	5.064	12/31/24	31,810,798
55,931,900	5.066	12/31/24	55,668,871
39,763,400	5.069	12/31/24	39,576,406
55,931,900	5.070	12/31/24	55,668,871
39,763,400	5.073	12/31/24	39,576,406
23,951,800	5.074	12/31/24	23,839,163
15,967,900	5.083	12/31/24	15,714,842
11,975,900	5.084	12/31/24	11,919,582
79,902,800	5.089	12/31/24	79,527,044
39,951,400	5.109	12/31/24	39,763,522
159,053,400	5.113	12/31/24	158,305,426
47,716,100	5.115	12/31/24	47,491,708
22,935,700	5.121	12/31/24	22,503,070

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments (continued) May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$11,817,200	5.073%		02/15/25	$11,529,037
5,907,700	5.075		02/15/25	5,763,640
63,939,200	4.994		03/31/25	63,365,229
79,998,200	5.004		03/31/25	79,280,071
90,538,100	5.198		06/30/25	85,893,307
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.037%)
869,536,900	5.360	(b)	07/31/24	869,531,548
1,975,876,000	5.361	(b)	07/31/24	1,975,863,840
356,478,200	5.362	(b)	07/31/24	356,476,006
737,171,200	5.367	(b)	07/31/24	737,166,663
66,000,000	5.369	(b)	07/31/24	65,999,594
189,046,400	5.370	(b)	07/31/24	189,045,237
696,338,600	5.371	(b)	07/31/24	696,334,314
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.125%)
305,000,000	5.448	(b)	07/31/25	304,895,094
166,017,000	5.452	(b)	07/31/25	165,959,898
511,684,400	5.453	(b)	07/31/25	511,508,404
817,721,500	5.456	(b)	07/31/25	817,440,241
63,885,000	5.457	(b)	07/31/25	63,863,026
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.150%)
725,000,000	5.475	(b)	04/30/26	725,077,268
350,040,200	5.476	(b)	04/30/26	350,077,506
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.169%)
487,024,600	5.492	(b)	04/30/25	487,128,660
140,283,500	5.493	(b)	04/30/25	140,313,474
191,053,600	5.495	(b)	04/30/25	191,094,421
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.170%)
350,000,000	5.494	(b)	10/31/25	349,755,259
21,304,000	5.495	(b)	10/31/25	21,289,103
300,913,300	5.496	(b)	10/31/25	300,702,883
1,320,550,200	5.504	(b)	10/31/25	1,319,626,790
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.200%)
47,734,300	5.524	(b)	01/31/25	47,746,500
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.245%)
48,971,100	5.562	(b)	01/31/26	49,001,955
166,466,900	5.565	(b)	01/31/26	166,571,784
3,374,120,700	5.566	(b)	01/31/26	3,376,246,604
1,011,686,100	5.571	(b)	01/31/26	1,012,323,525

TOTAL INVESTMENTS - 114.8%				$92,356,078,674

LIABILITIES IN EXCESS OF OTHER ASSETS - (14.8)%				(11,891,583,445)

NET ASSETS - 100.0%				$80,464,495,229

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2024.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - 38.0%

United States Treasury Bills
$1,000,000,000	5.380	%(a)	07/02/24	$995,901,110
5,141,900	5.387		07/05/24	5,116,308
1,261,273,000	5.392		07/05/24	1,254,995,390
14,988,200	5.394		07/09/24	14,905,023
19,902,800	5.402		07/09/24	19,792,349
21,982,500	5.407		07/09/24	21,860,508
16,306,800	5.391		07/11/24	16,211,226
620,995,800	5.396		07/11/24	617,356,161
7,999,600	5.390		07/16/24	7,947,003
3,337,800	5.384		08/06/24	3,305,810
696,800	5.403		08/06/24	690,122
5,137,300	5.404		08/06/24	5,088,064
2,896,000	5.404		08/08/24	2,867,301
1,179,300	5.409		08/08/24	1,167,613
9,960,800	5.408		08/29/24	9,831,517
44,407,600	5.426		09/03/24	43,799,426
3,916,900	5.415		09/17/24	3,855,385
61,963,800	5.416		09/17/24	60,990,659
17,751,600	5.416	(a)	10/01/24	17,444,131
604,272,900	5.421	(a)	10/01/24	593,806,508
12,711,200	5.376		10/17/24	12,459,802
18,545,000	5.378		10/17/24	18,178,223
74,381,000	5.381		10/17/24	72,909,918
131,699,000	5.382		10/17/24	129,094,302
118,935,500	5.383		10/17/24	116,583,234
57,953,000	5.386		10/17/24	56,806,825
60,412,400	5.387		10/17/24	59,217,584
132,055,600	5.375		11/07/24	129,046,643
285,162,000	5.381		11/07/24	278,664,432
95,374,100	5.383		11/07/24	93,200,950
29,230,100	5.387		11/07/24	28,564,077
206,862,900	5.388		11/07/24	202,149,419
63,188,800	5.389		11/07/24	61,749,009
31,049,600	5.393		11/07/24	30,342,118
1,192,400	5.394		11/07/24	1,165,230
32,105,400	5.378		11/14/24	31,341,221
23,929,200	5.383		11/14/24	23,359,632
87,264,500	5.392		11/14/24	85,187,412
41,393,300	5.381		11/21/24	40,365,874
23,319,700	5.384		11/21/24	22,740,880
579,769,600	5.387		11/21/24	565,379,104
8,986,600	5.396		11/21/24	8,763,543
52,019,700	5.397		11/21/24	50,728,516
4,293,300	5.398		11/21/24	4,186,736
5,991,100	5.399		11/21/24	5,842,395
164,484,200	5.401		11/21/24	160,401,528
27,435,800	5.402		11/21/24	26,754,814
54,814,100	5.407		11/21/24	53,453,556
117,895,200	5.387		11/29/24	114,835,623
58,408,100	5.393		11/29/24	56,892,313
387,746,100	5.011		02/20/25	374,278,334
95,449,300	5.080		02/20/25	92,134,015
56,148,400	5.273		02/20/25	54,198,171
31,763,900	5.054		03/20/25	30,526,414
11,979,400	5.058		03/20/25	11,512,696
14,654,500	5.060		03/20/25	14,083,577
151,432,000	5.101		03/20/25	145,532,378
36,957,400	5.106		03/20/25	35,517,581

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)
$27,663,600	5.123%		03/20/25	$26,585,857
4,785,400	5.134		03/20/25	4,598,966
47,854,400	5.135		03/20/25	45,990,046
54,774,800	5.140		03/20/25	52,640,835
4,547,800	5.297		04/17/25	4,345,898
4,547,800	5.305		04/17/25	4,345,898
56,120,900	5.216		05/15/25	53,457,617
332,329,200	5.221		05/15/25	316,558,127
62,933,300	5.222		05/15/25	59,946,726
41,493,400	5.260		05/15/25	39,524,282
20,746,700	5.263		05/15/25	19,762,141
41,493,400	5.266		05/15/25	39,524,282
31,808,000	5.284		05/15/25	30,298,514
32,968,300	5.286		05/15/25	31,403,751
United States Treasury Floating Rate Note
109,900	4.805		12/31/24	109,383
19,689,800	5.064		12/31/24	19,597,205
34,457,100	5.066		12/31/24	34,295,060
24,496,500	5.069		12/31/24	24,381,301
34,457,100	5.070		12/31/24	34,295,060
24,496,500	5.073		12/31/24	24,381,301
14,755,600	5.074		12/31/24	14,686,209
9,837,100	5.083		12/31/24	9,681,203
7,377,800	5.084		12/31/24	7,343,105
49,224,500	5.089		12/31/24	48,993,014
24,612,300	5.109		12/31/24	24,496,557
97,986,200	5.113		12/31/24	97,525,404
29,395,800	5.115		12/31/24	29,257,562
14,871,600	5.121		12/31/24	14,591,081
8,665,800	5.073		02/15/25	8,454,484
4,332,300	5.075		02/15/25	4,226,657
34,768,100	4.994		03/31/25	34,455,993
43,500,300	5.004		03/31/25	43,109,806
46,943,200	5.198		06/30/25	44,534,916
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.037%)
124,838,100	5.360	(b)	07/31/24	124,828,488
68,058,800	5.362	(b)	07/31/24	68,062,651
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.125%)
143,045,400	5.452	(b)	07/31/25	142,968,816
387,920,800	5.453	(b)	07/31/25	387,713,115
1,046,683,700	5.456	(b)	07/31/25	1,046,123,327
34,864,500	5.457	(b)	07/31/25	34,845,834
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.150%)
525,000,000	5.475	(b)	04/30/26	525,044,354
457,052,500	5.476	(b)	04/30/26	457,091,114
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.169%)
571,613,600	5.492	(b)	04/30/25	571,699,198
76,646,000	5.493	(b)	04/30/25	76,657,477
499,913,800	5.495	(b)	04/30/25	499,988,661
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.170%)
82,802,900	5.496	(b)	10/31/25	82,718,257
870,580,600	5.504	(b)	10/31/25	869,690,670

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued) May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.200%)
$67,304,500	5.523	%(b)	01/31/25	$67,308,481
66,722,400	5.524	(b)	01/31/25	66,726,347
520,336,200	5.526	(b)	01/31/25	520,366,979
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.245%)
27,027,700	5.562	(b)	01/31/26	27,046,304
207,957,500	5.565	(b)	01/31/26	208,100,644
1,333,644,200	5.566	(b)	01/31/26	1,334,562,192
360,528,100	5.571	(b)	01/31/26	360,776,264

TOTAL U.S. TREASURY OBLIGATIONS				$15,714,797,107

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$15,714,797,107

Repurchase Agreements(c) - 64.8%

Banco Santander, S.A.
125,000,000	5.300		06/03/24	$125,000,000
Maturity Value: $125,055,208

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.750%, due 01/15/34 and a U.S. Treasury Note, 4.000%, due 02/15/34. The aggregate market value of the collateral, including accrued interest, was $127,556,351.

Bank of Montreal
150,000,000	5.320		06/03/24	$150,000,000
Maturity Value: $150,066,500

Collateralized by U.S. Treasury Bills, 0.000%, due 06/20/24 to 11/21/24, a U.S. Treasury Bond, 3.000%, due 11/15/45, U.S. Treasury Floating Rate Notes, 5.363% to 5.495%, due 07/31/24 to 07/31/25, a U.S. Treasury Note, 4.125%, due 03/31/29 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/44. The aggregate market value of the collateral, including accrued interest, was $153,000,008.

150,000,000	5.320		06/03/24	$150,000,000
Maturity Value: $150,066,500

Collateralized by U.S. Treasury Bills, 0.000%, due 07/09/24 to 11/21/24 and a U.S. Treasury Note, 3.625%, due 05/31/28. The aggregate market value of the collateral, including accrued interest, was $153,000,080.

Barclays Bank PLC
120,000,000	5.330		06/03/24	$120,000,000
Maturity Value: $120,053,300
Collateralized by a U.S. Treasury Note, 1.375%, due 11/15/31. The market value of the collateral, including accrued interest, was $122,454,437.

Barclays Capital, Inc.
46,725,804	5.350		06/03/24	$46,725,804
Maturity Value: $46,746,636
Collateralized by a U.S. Treasury Note, 3.250%, due 06/30/29. The market value of the collateral, including accrued interest, was $47,660,320.
75,000,000	5.350		06/03/24	$75,000,000
Maturity Value: $75,033,438
Collateralized by a U.S. Treasury Note, 4.250%, due 02/28/31. The market value of the collateral, including accrued interest, was $76,500,035.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Barclays Capital, Inc. – (continued)
$85,864,652	5.350%		06/03/24	$85,864,652
Maturity Value: $85,902,933
Collateralized by a U.S. Treasury Note, 0.500%, due 08/31/27. The market value of the collateral, including accrued interest, was $87,581,945.
93,893,356	5.350		06/03/24	$93,893,356
Maturity Value: $93,935,217
Collateralized by a U.S. Treasury Note, 0.625%, due 07/15/32. The market value of the collateral, including accrued interest, was $95,771,223.
151,627,289	5.350		06/03/24	$151,627,289
Maturity Value: $151,694,889
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 2.375%, due 10/15/28. The market value of the collateral, including accrued interest, was $154,659,834.
191,889,477	5.350		06/03/24	$191,889,477
Maturity Value: $191,975,028
Collateralized by a U.S. Treasury Note, 2.875%, due 05/15/32. The market value of the collateral, including accrued interest, was $195,727,267.
150,000,666	5.360		06/03/24	$150,000,666
Maturity Value: $150,067,666
Collateralized by a U.S. Treasury Note, 1.875%, due 02/15/32. The market value of the collateral, including accrued interest, was $153,000,679.

BNP Paribas
355,000,000	5.250	(d)	06/14/24	$355,000,000
Maturity Value: $364,422,289
Settlement Date: 12/15/23

Collateralized by U.S. Treasury Bills, 0.000%, due 06/20/24 to 07/16/24, a U.S. Treasury Inflation-Indexed Bond, 3.625%, due 04/15/28, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 01/15/26 to 04/15/27, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/27 to 05/15/32 and U.S. Treasury Notes, 0.250% to 4.875%, due 07/31/24 to 06/30/28. The aggregate market value of the collateral, including accrued interest, was $362,100,000.

350,000,000	5.160	(d)	07/17/24	$350,000,000
Maturity Value: $359,130,331
Settlement Date: 01/17/24

Collateralized by U.S. Treasury Bonds, 1.750% to 4.750%, due 08/15/41 to 11/15/53, a U.S. Treasury Floating Rate Note, 5.466%, due 10/31/24, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.375%, due 10/15/24 to 07/15/33, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/27 to 02/15/41, U.S. Treasury Notes, 0.250% to 4.625%, due 09/30/24 to 11/15/31 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/39 to 02/15/44. The aggregate market value of the collateral, including accrued interest, was $356,999,998.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$335,000,000	5.210	%(d)	07/22/24	$335,000,000
Maturity Value: $343,823,713
Settlement Date: 01/22/24

Collateralized by U.S. Treasury Bonds, 1.875% to 3.625%, due 11/15/51 to 05/15/53, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.875%, due 04/15/28 to 02/15/48, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 04/15/25 to 01/15/26, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/25 to 02/15/41, U.S. Treasury Notes, 0.375% to 4.375%, due 02/28/25 to 11/30/30 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/28 to 11/15/52. The aggregate market value of the collateral, including accrued interest, was $341,700,000.

332,000,000	5.210	(d)	07/23/24	$332,000,000
Maturity Value: $340,744,694
Settlement Date: 01/23/24

Collateralized by U.S. Treasury Bills, 0.000%, due 06/20/24 to 07/16/24, U.S. Treasury Bonds, 1.125% to 4.125%, due 05/15/40 to 08/15/53, U.S. Treasury Floating Rate Notes, 5.451% to 5.571%, due 01/31/25 to 01/31/26, a U.S. Treasury Inflation-Indexed Bond, 0.750%, due 02/15/45, U.S. Treasury Inflation-Indexed Notes, 0.625% to 1.375%, due 01/15/26 to 07/15/33, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/24 to 11/15/42, U.S. Treasury Notes, 0.375% to 4.375%, due 09/30/24 to 11/30/30 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/39 to 08/15/50. The aggregate market value of the collateral, including accrued interest, was $338,640,002.

350,000,000	5.180	(d)	07/26/24	$350,000,000
Maturity Value: $359,165,723
Settlement Date: 01/26/24

Collateralized by U.S. Treasury Bills, 0.000%, due 06/06/24 to 11/29/24, U.S. Treasury Bonds, 2.875% to 6.875%, due 08/15/25 to 05/15/52, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/31, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/27 to 02/15/39, U.S. Treasury Notes, 1.500% to 3.875%, due 11/30/24 to 11/30/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/39 to 11/15/45. The aggregate market value of the collateral, including accrued interest, was $356,999,999.

160,000,000	5.160	(d)	11/13/24	$160,000,000
Maturity Value: $166,260,799
Settlement Date: 02/14/24

Collateralized by U.S. Treasury Bonds, 1.375% to 3.250%, due 05/15/42 to 08/15/50, a U.S. Treasury Inflation-Indexed Note, 0.750%, due 07/15/28, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/24 to 02/15/40, U.S. Treasury Notes, 0.375% to 4.500%, due 07/15/26 to 08/31/28 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/39 to 05/15/43. The aggregate market value of the collateral, including accrued interest, was $ 163,200,005.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$160,000,000	5.170	%(d)	11/13/24	$160,000,000
Maturity Value: $166,272,933
Settlement Date: 02/14/24

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 2.000% to 3.375%, due 01/15/26 to 04/15/32, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/26 to 02/15/39, U.S. Treasury Notes, 0.375% to 4.000%, due 03/31/25 to 08/15/30 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/28 to 05/15/49. The aggregate market value of the collateral, including accrued interest, was $163,200,001.

100,000,000	5.100	(d)	02/28/25	$100,000,000
Maturity Value: $105,170,835
Settlement Date: 02/29/24

Collateralized by U.S. Treasury Bills, 0.000%, due 06/25/24 to 08/22/24, a U.S. Treasury Bond, 2.750%, due 08/15/42, a U.S. Treasury Floating Rate Note, 5.363%, due 07/31/24, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/31, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/24 to 08/15/49, U.S. Treasury Notes, 0.250% to 3.250%, due 09/30/25 to 06/30/28 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/28 to 02/15/45. The aggregate market value of the collateral, including accrued interest, was $102,000,001.

180,000,000	5.020	(d)	03/07/25	$180,000,000
Maturity Value: $189,161,497
Settlement Date: 03/07/24

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 10/15/25, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/30 to 08/15/36, U.S. Treasury Notes, 3.125% to 4.000%, due 04/15/26 to 06/30/28 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/39 to 08/15/40. The aggregate market value of the collateral, including accrued interest, was $183,599,998.

BofA Securities, Inc.
100,000,000	5.280		06/03/24	$100,000,000
Maturity Value: $100,044,000

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/25 to 11/15/36, a U.S. Treasury Note, 0.500%, due 05/31/27 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/26. The aggregate market value of the collateral, including accrued interest, was $102,000,001.

150,000,000	5.310		06/03/24	$150,000,000
Maturity Value: $150,066,375
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/32. The market value of the collateral, including accrued interest, was $153,000,000.

Canadian Imperial Bank of Commerce
50,000,000	5.320		06/03/24	$50,000,000
Maturity Value: $50,022,167
Collateralized by U.S. Treasury Notes, 4.500% to 4.625%, due 03/31/26 to 09/30/30. The aggregate market value of the collateral, including accrued interest, was $ 51,000,074.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued) May 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc.
$150,000,000	5.320%	06/03/24	$150,000,000
Maturity Value: $150,066,500

Collateralized by a U.S. Treasury Bill, 0.000%, due 04/17/25, a U.S. Treasury Bond, 4.625%, due 05/15/44 and U.S. Treasury Notes, 4.250% to 4.875%, due 09/30/24 to 05/31/31. The aggregate market value of the collateral, including accrued interest, was $153,000,084.

800,000,000	5.330	06/03/24	$800,000,000
Maturity Value: $800,355,333

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 3.625%, due 04/15/28, a U.S. Treasury Inflation-Indexed Note, 0.750%, due 07/15/28 and U.S. Treasury Notes, 1.000% to 4.125%, due 04/30/28 to 03/31/29. The aggregate market value of the collateral, including accrued interest, was $816,000,002.

1,300,000,000	5.330	06/03/24	$1,300,000,000
Maturity Value: $1,300,577,417

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 1.750%, due 01/15/28, a U.S. Treasury Inflation-Indexed Note, 0.500%, due 01/15/28 and U.S. Treasury Notes, 0.625% to 4.000%, due 12/31/27 to 03/31/29. The aggregate market value of the collateral, including accrued interest, was $1,326,000,052.

Credit Agricole Corporate and Investment Bank
100,000,000	5.280	06/03/24	$100,000,000
Maturity Value: $100,044,000

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 04/15/25 to 07/15/33 and U.S. Treasury Notes, 0.875% to 4.375%, due 06/30/26 to 08/15/33. The aggregate market value of the collateral, including accrued interest, was $102,000,025.

250,000,000	5.320	06/03/24	$250,000,000
Maturity Value: $250,110,833

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 04/15/25 to 07/15/33 and U.S. Treasury Notes, 0.875% to 4.750%, due 01/31/25 to 08/15/33. The aggregate market value of the collateral, including accrued interest, was $255,000,051.

Daiwa Capital Markets America, Inc.
70,735,294	5.350	06/03/24	$70,735,294
Maturity Value: $70,766,830
Collateralized by a U.S. Treasury Bond, 0.750%, due 04/30/26. The market value of the collateral, including accrued interest, was $72,150,000.

Deutsche Bank Securities, Inc.
1,000,000,000	5.330	06/03/24	$1,000,000,000
Maturity Value: $1,000,444,166
Collateralized by U.S. Treasury Notes, 0.250% to 4.625%, due 10/31/25 to 08/15/31. The aggregate market value of the collateral, including accrued interest, was $1,020,000,046.
1,000,000,000	5.330	06/03/24	$1,000,000,000
Maturity Value: $1,000,444,167
Collateralized by U.S. Treasury Notes, 0.375% to 4.625%, due 06/30/24 to 11/15/32. The aggregate market value of the collateral, including accrued interest, was $1,020,000,027.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Federal Reserve Bank of New York
$9,400,000,000	5.300%	06/03/24	$9,400,000,000
Maturity Value: $9,404,151,667

Collateralized by U.S. Treasury Bonds, 3.000% to 4.625%, due 05/15/39 to 05/15/42 and U.S. Treasury Notes, 1.625% to 2.250%, due 08/15/27 to 05/15/31. The aggregate market value of the collateral, including accrued interest, was $9,404,151,674.

Fixed Income Clearing Corporation
200,000,000	5.320	06/03/24	$200,000,000
Maturity Value: $200,088,666
Collateralized by U.S. Treasury Bonds, 3.875%, due 02/15/43 to 05/15/43. The aggregate market value of the collateral, including accrued interest, was $204,000,000.
300,000,000	5.320	06/03/24	$300,000,000
Maturity Value: $300,133,000
Collateralized by a U.S. Treasury Bond, 3.875%, due 05/15/43 and a U.S. Treasury Note, 4.000%, due 01/31/31. The aggregate market value of the collateral, including accrued interest, was $306,000,000.
600,000,000	5.320	06/03/24	$600,000,000
Maturity Value: $600,266,000
Collateralized by U.S. Treasury Notes, 1.500% to 4.500%, due 11/30/28 to 05/31/29. The aggregate market value of the collateral, including accrued interest, was $612,000,000.
750,000,000	5.320	06/03/24	$750,000,000
Maturity Value: $750,332,500
Collateralized by a U.S. Treasury Note, 1.000%, due 07/31/28. The market value of the collateral, including accrued interest, was $765,000,023.
750,000,000	5.320	06/03/24	$750,000,000
Maturity Value: $750,332,500
Collateralized by U.S. Treasury Notes, 0.625% to 4.125%, due 07/15/32 to 07/15/33. The aggregate market value of the collateral, including accrued interest, was $765,000,000.
150,000,000	5.330	06/03/24	$150,000,000
Maturity Value: $150,066,625
Collateralized by a U.S. Treasury Note, 3.500%, due 04/30/30. The market value of the collateral, including accrued interest, was $153,000,085.
360,000,000	5.330	06/03/24	$360,000,000
Maturity Value: $360,159,900
Collateralized by a U.S. Treasury Bill, 0.000%, due 07/23/24. The market value of the collateral, including accrued interest, was $367,200,000.
600,000,000	5.330	06/03/24	$600,000,000
Maturity Value: $600,266,500
Collateralized by a U.S. Treasury Bill, 4.625%, due 05/31/31 and a U.S. Treasury Note, 4.625%, due 05/31/31. The aggregate market value of the collateral, including accrued interest, was $612,000,000.
2,200,000,000	5.330	06/03/24	$2,200,000,000
Maturity Value: $2,200,977,167

Collateralized by U.S. Treasury Bonds, 2.875% to 3.625%, due 05/15/28 to 05/31/28 and U.S. Treasury Notes, 2.875% to 4.000%, due 05/15/28 to 06/30/28. The aggregate market value of the collateral, including accrued interest, was $2,244,000,000.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

HSBC Bank PLC
$15,000,000	5.330%		06/03/24	$15,000,000
Maturity Value: $15,006,662

Collateralized by a U.S. Treasury Bond, 3.000%, due 11/15/44, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/30, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/27 and U.S. Treasury Notes, 0.625% to 3.875%, due 11/15/26 to 05/15/33. The aggregate market value of the collateral, including accrued interest, was $15,307,161.

150,000,000	5.350	(d)	06/10/24	$150,000,000
Maturity Value: $155,862,708
Settlement Date: 09/21/23

Collateralized by a U.S. Treasury Bill, 0.000%, due 06/13/24, a U.S. Treasury Bond, 4.750%, due 11/15/53, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.375%, due 07/15/25 to 01/15/31, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/27 and U.S. Treasury Notes, 1.125% to 3.375%, due 11/15/28 to 05/15/33. The aggregate market value of the collateral, including accrued interest, was $153,068,255.

150,000,000	5.350	(d)	06/10/24	$150,000,000
Maturity Value: $155,885,000
Settlement Date: 09/20/23

Collateralized by U.S. Treasury Bonds, 1.875% to 4.750%, due 11/15/51 to 11/15/53, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.625%, due 10/15/26 to 07/15/30, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/27 and U.S. Treasury Notes, 0.625% to 3.125%, due 11/30/27 to 02/15/31. The aggregate market value of the collateral, including accrued interest, was $153,068,278.

HSBC Securities (USA), Inc.
400,000,000	5.340	(d)	06/07/24	$400,000,000
Maturity Value: $400,415,333

Collateralized by U.S. Treasury Bonds, 3.375% to 7.625%, due 02/15/25 to 08/15/42, U.S. Treasury Notes, 1.875% to 4.500%, due 02/28/27 to 05/31/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/30 to 08/15/44. The aggregate market value of the collateral, including accrued interest, was $408,181,599.

J.P. Morgan Securities LLC
100,000,000	5.330		06/03/24	$100,000,000
Maturity Value: $100,044,417

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 10/15/26 and a U.S. Treasury Note, 1.875%, due 07/31/26. The aggregate market value of the collateral, including accrued interest, was $102,045,369.

300,000,000	5.330		06/03/24	$300,000,000
Maturity Value: $300,133,250
Collateralized by a U.S. Treasury Bill, 0.000%, due 09/10/24 and a U.S. Treasury Note, 3.875%, due 04/30/25. The aggregate market value of the collateral, including accrued interest, was $306,135,945.

Joint Account I
1,135,000,000	5.330		06/03/24	$1,135,000,000
Maturity Value: $1,135,504,129

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Nomura Securities International, Inc.
$185,000,000	5.330%	06/03/24	$185,000,000
Maturity Value: $185,082,171

Collateralized by U.S. Treasury Bonds, 4.375% to 4.750%, due 11/15/39 to 11/15/53, a U.S. Treasury Inflation-Indexed Note, 1.750%, due 01/15/34 and U.S. Treasury Notes, 4.000% to 4.125%, due 07/31/28 to 10/31/29. The aggregate market value of the collateral, including accrued interest, was $188,757,053.

Norinchukin Bank (The)
100,000,000	5.330	06/03/24	$100,000,000
Maturity Value: $100,044,416
Collateralized by U.S. Treasury Notes, 1.250% to 2.875%, due 08/15/31 to 05/15/32. The aggregate market value of the collateral, including accrued interest, was $102,000,066.
115,000,000	5.350	06/03/24	$115,000,000
Maturity Value: $115,102,542
Settlement Date: 05/28/24
Collateralized by U.S. Treasury Notes, 1.250% to 2.875%, due 08/15/31 to 05/15/32. The aggregate market value of the collateral, including accrued interest, was $117,300,063.

Prudential Insurance Company of America (The)
10,482,500	5.350	06/03/24	$10,482,500
Maturity Value: $10,487,173
Collateralized by a U.S. Treasury Note, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $10,692,150.
19,500,000	5.350	06/03/24	$19,500,000
Maturity Value: $19,508,694
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/43. The market value of the collateral, including accrued interest, was $19,890,000.
69,250,000	5.350	06/03/24	$69,250,000
Maturity Value: $69,280,874
Collateralized by a U.S. Treasury Note, 2.500%, due 02/15/45. The market value of the collateral, including accrued interest, was $70,635,000.

Wells Fargo Bank, National Association
150,000,000	5.330	06/03/24	$150,000,000
Maturity Value: $150,066,625
Collateralized by U.S. Treasury Notes, 4.625% to 4.875%, due 10/31/30 to 04/30/31. The aggregate market value of the collateral, including accrued interest, was $153,000,045.

TOTAL REPURCHASE AGREEMENTS			$26,841,969,038

TOTAL INVESTMENTS - 102.8%			$42,556,766,145

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%			(1,158,861,439)

NET ASSETS - 100.0%			$41,397,904,706

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2024.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued) May 31, 2024 (Unaudited)

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2024. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.
(d)	The instrument is subject to a demand feature. Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
PLC	—Public Limited Company
T-Bill	—Treasury Bill

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - 39.1%

United States Treasury Bills
$500,000,000	5.380	%(a)	07/02/24	$497,950,555
581,539,900	5.392		07/05/24	578,645,448
221,655,200	5.396		07/11/24	220,350,784
177,372,100	5.421	(a)	10/01/24	174,299,818
7,669,700	5.376		10/17/24	7,518,018
6,012,500	5.378		10/17/24	5,893,592
23,417,000	5.381		10/17/24	22,953,888
40,835,300	5.382		10/17/24	40,027,711
38,071,400	5.383		10/17/24	37,318,471
18,789,000	5.386		10/17/24	18,417,415
18,731,800	5.387		10/17/24	18,361,346
40,966,000	5.375		11/07/24	40,032,572
88,837,700	5.381		11/07/24	86,813,496
29,551,100	5.383		11/07/24	28,877,766
9,113,100	5.387		11/07/24	8,905,454
63,621,200	5.388		11/07/24	62,171,564
19,331,200	5.389		11/07/24	18,890,731
9,632,900	5.393		11/07/24	9,413,410
369,700	5.394		11/07/24	361,276
7,462,000	5.382		11/14/24	7,284,311
10,600,200	5.388		11/14/24	10,347,782
26,696,700	5.392		11/14/24	26,060,984
12,887,000	5.381		11/21/24	12,567,131
7,268,800	5.384		11/21/24	7,088,381
179,985,300	5.387		11/21/24	175,517,879
2,806,900	5.396		11/21/24	2,737,230
16,440,900	5.397		11/21/24	16,032,820
1,356,900	5.398		11/21/24	1,323,220
1,871,300	5.399		11/21/24	1,824,852
50,734,500	5.401		11/21/24	49,475,217
8,528,600	5.402		11/21/24	8,316,911
17,089,300	5.407		11/21/24	16,665,126
36,895,000	5.387		11/29/24	35,937,516
18,015,700	5.393		11/29/24	17,548,164
131,679,800	5.011		02/20/25	127,112,561
27,059,300	5.080		02/20/25	26,120,764
14,780,700	5.273		02/20/25	14,268,040
9,004,900	5.054		03/20/25	8,654,259
3,933,800	5.058		03/20/25	3,780,622
4,812,300	5.060		03/20/25	4,624,914
6,884,000	5.062		03/20/25	6,615,945
43,760,000	5.101		03/20/25	42,056,035
9,728,800	5.106		03/20/25	9,349,971
7,282,300	5.123		03/20/25	6,998,735
3,630,100	5.134		03/20/25	3,488,748
15,714,600	5.135		03/20/25	15,102,691
14,419,100	5.140		03/20/25	13,857,636
1,425,600	5.297		04/17/25	1,362,310
1,425,600	5.305		04/17/25	1,362,310
18,618,200	5.216		05/15/25	17,734,658
110,697,600	5.221		05/15/25	105,444,354
20,373,800	5.222		05/15/25	19,406,944
13,432,900	5.260		05/15/25	12,795,431
6,716,500	5.263		05/15/25	6,397,763
13,432,900	5.266		05/15/25	12,795,431
10,297,400	5.284		05/15/25	9,808,728
11,531,100	5.286		05/15/25	10,983,882

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

United States Treasury Floating Rate Note
$33,200	4.805%		12/31/24	$33,044
5,987,800	5.064		12/31/24	5,959,641
10,478,600	5.066		12/31/24	10,429,323
7,449,500	5.069		12/31/24	7,414,468
10,478,600	5.070		12/31/24	10,429,323
7,449,500	5.073		12/31/24	7,414,468
4,487,200	5.074		12/31/24	4,466,098
2,991,500	5.083		12/31/24	2,944,091
2,243,600	5.084		12/31/24	2,233,049
14,969,500	5.089		12/31/24	14,899,104
7,484,800	5.109		12/31/24	7,449,602
29,798,000	5.113		12/31/24	29,657,870
8,939,400	5.115		12/31/24	8,897,361
4,491,700	5.121		12/31/24	4,406,974
2,914,800	5.073		02/15/25	2,843,722
1,457,200	5.075		02/15/25	1,421,666
10,899,500	4.994		03/31/25	10,801,657
13,636,900	5.004		03/31/25	13,514,484
16,418,900	5.198		06/30/25	15,576,576
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.037%)
46,799,300	5.360	(b)	07/31/24	46,801,967
24,682,900	5.362	(b)	07/31/24	24,684,307
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.125%)
65,320,300	5.452	(b)	07/31/25	65,284,012
66,594,500	5.453	(b)	07/31/25	66,557,504
367,974,700	5.456	(b)	07/31/25	367,770,278
10,937,500	5.457	(b)	07/31/25	10,931,424
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.150%)
275,000,000	5.475	(b)	04/30/26	275,028,454
145,016,700	5.476	(b)	04/30/26	145,031,705
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.169%)
207,373,900	5.492	(b)	04/30/25	207,404,052
23,841,200	5.493	(b)	04/30/25	23,844,667
188,573,000	5.495	(b)	04/30/25	188,600,418
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.170%)
65,922,500	5.494	(b)	10/31/25	65,886,429
3,537,900	5.495	(b)	10/31/25	3,535,964
160,294,600	5.496	(b)	10/31/25	160,206,890
242,660,000	5.504	(b)	10/31/25	242,527,221
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.200%)
21,547,100	5.523	(b)	01/31/25	21,548,334
21,360,600	5.524	(b)	01/31/25	21,361,824
173,445,300	5.526	(b)	01/31/25	173,455,234
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.245%)
9,120,600	5.562	(b)	01/31/26	9,126,987
69,637,600	5.565	(b)	01/31/26	69,686,364
393,466,500	5.566	(b)	01/31/26	393,742,027
91,971,500	5.571	(b)	01/31/26	92,035,903

TOTAL U.S. TREASURY OBLIGATIONS				$5,581,898,057

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$5,581,898,057

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments (continued) May 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) - 64.5%

Federal Reserve Bank of New York
$9,200,000,000	5.300%	06/03/24	$9,200,000,000
Maturity Value: $9,204,063,333

Collateralized by U.S. Treasury Bonds, 4.250% to 4.625%, due 05/15/39 to 05/15/41 and U.S. Treasury Notes, 0.750% to 3.125%, due 11/15/24 to 05/15/32. The aggregate market value of the collateral, including accrued interest, was $9,204,063,393.

TOTAL INVESTMENTS - 103.6%			$14,781,898,057

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6)%			(508,245,072)

NET ASSETS - 100.0%			$14,273,652,985

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2024.
(c)	Unless noted, all repurchase agreements were entered into on May 31, 2024. Additional information on Joint Repurchase Agreement Account I and III appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued) May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I— At May 31, 2024, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 3, 2024, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$1,215,000,000	$1,215,539,663	$1,239,370,357
Treasury Obligations	1,135,000,000	1,135,504,129	1,157,765,725

REPURCHASE AGREEMENTS— At May 31, 2024, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Treasury Obligations
Bank of Nova Scotia (The)	5.330%	$155,106,383	$144,893,617
BNP Paribus	5.330	465,319,149	434,680,851
Credit Agricole Corporate and Investment Bank	5.330	594,574,468	555,425,532

Total		$1,215,000,000	$1,135,000,000

At May 31, 2024, the Joint Repurchase Agreement Account I was fully collateralized by cash and:

Issuer	Interest Rate	Maturity Dates
U.S. Treasury Bills	–	06/11/24 to 04/17/25
U.S. Treasury Bonds	1.750% to 5.375	02/15/31 to 02/15/48
U.S. Treasury Floating Rate Note	5.476 to 5.496	10/31/25 to 04/30/26
U.S. Treasury Inflation-Indexed Bonds	2.500 to 3.625	04/15/28 to 01/15/29
U.S. Treasury Inflation-Indexed Notes	0.125 to 2.375	07/15/24 to 01/15/31
U.S. Treasury Interest-Only Stripped Securities	–	05/15/25 to 05/15/40
U.S. Treasury Notes	0.375 to 4.625	06/30/24 to 02/15/33
U.S. Treasury Principal-Only Stripped Securities	–	11/15/28

JOINT REPURCHASE AGREEMENT ACCOUNT III— At May 31, 2024, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 3, 2024, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$526,800,000	$527,034,426	$542,325,654
Money Market	150,000,000	150,066,750	154,420,744
Prime Obligations	400,000,000	400,178,000	411,788,652

REPURCHASE AGREEMENTS— At May 31, 2024, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
ABN Amro Bank N.V.	5.340%	$41,317,647	$11,764,706	$31,372,549
Bank of America, N.A.	5.340	103,294,118	29,411,765	78,431,373
Bank of Montreal	5.340	61,976,471	17,647,059	47,058,823
BofA Securities, Inc.	5.340	51,647,059	14,705,882	39,215,686
Credit Agricole Corporate and Investment Bank	5.340	61,976,470	17,647,059	47,058,824
Wells Fargo Securities, LLC	5.340	206,588,235	58,823,529	156,862,745

Total		$526,800,000	$150,000,000	$400,000,000

At May 31, 2024, the Joint Repurchase Agreement Account III was fully collateralized by cash and:

Issuer	Interest Rate	Maturity Dates
Federal Farm Credit Bank	0.790% to 5.470%	09/17/24 to 06/20/33
Federal Home Loan Bank	0.875 to 4.250	06/12/26 to 10/19/38
Federal Home Loan Mortgage Corp.	0.375 to 7.500	11/01/24 to 06/01/54
Federal National Mortgage Association	0.000 to 6.250	07/01/24 to 05/01/53
Government National Mortgage Association	1.500 to 8.000	03/20/28 to 05/20/54
Tennessee Valley Authority	2.875 to 4.650	02/01/27 to 06/15/35
U.S. Treasury Notes	0.375 to 1.000	07/31/27 to 07/31/28

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities May 31, 2024 (Unaudited)

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Money Market Fund	Financial Square Prime Obligations Fund

Assets:

Investments, at value (cost $6,595,583,053, $80,321,644,062, $647,457,836 and $1,682,004,247, respectively)	$6,595,583,053	$80,321,644,062	$647,621,176	$1,682,362,004

Repurchase agreements, at value (Cost $–, $149,204,678,746, $180,000,000 and $1,220,000,000, respectively)	—	149,204,678,746	179,999,249	1,219,994,873

Cash	2,929,673	3,656,730,999	16,218,986	29,890,540

Receivables:

Interest	6,720,340	612,609,013	42,066	252,511

Investments sold	6,381,383	80,117,024	—	—

Fund shares sold	2,256,596	152,899,706	—	8,848,283

Reimbursement from investment adviser	—	—	52,852	14,503

Other assets	396,235	1,047,609	—	5,169

Total assets	6,614,267,280	234,029,727,159	843,934,329	2,941,367,883

Liabilities:

Payables:

Investments purchased	716,282,662	343,669,500	—	—

Dividend distribution	4,454,900	477,504,137	426,271	941,168

Fund shares redeemed	1,181,074	50,939,808	—	11,754,582

Management fees	883,436	31,168,939	144,159	396,523

Distribution and Service fees and Transfer Agency fees	129,704	5,911,474	10,085	26,572

Accrued expenses	175,382	4,695,608	112,514	130,909

Total liabilities	723,107,158	913,889,466	693,029	13,249,754

Net Assets:

Paid-in capital	5,891,284,200	233,126,072,476	850,504,385	2,927,741,223

Total distributable earnings (loss)	(124,078)	(10,234,783)	(7,263,085)	376,906

NET ASSETS	$5,891,160,122	$233,115,837,693	$843,241,300	$2,928,118,129

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities (continued) May 31, 2024 (Unaudited)

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Money Market Fund	Financial Square Prime Obligations Fund

Net Assets:

Class A Shares	$—	$3,568,862,224	$—	$—

Class C Shares	—	5,391,665	—	—

Class D Shares	1,215,623	86,186,699	—	—

Institutional Shares	5,543,596,851	198,139,627,631	834,662,053	2,906,673,147

Capital Shares	56,766	3,419,503,736	—	302,501

Service Shares	36,111,472	1,345,487,487	2,872	—

Preferred Shares	113,288,382	2,022,614,382	71,887	12,254

Select Shares	—	986,173,455	4,943,896	7,135,579

Administration Shares	172,048,022	10,345,563,167	3,560,592	6,755,337

Cash Management Shares	24,843,006	664,152,059	—	—

Premier Shares	—	123,065,194	—	—

Resource Shares	—	9,785,235	—	—

Class R6 Shares	—	382,950,988	—	—

Drexel Hamilton Class Shares	—	8,071,197,559	—	7,239,311

Loop Class Shares	—	3,061,165,772	—	—

Seelaus Class Shares	—	884,110,440	—	—

Total Net Assets	$5,891,160,122	$233,115,837,693	$843,241,300	$2,928,118,129

Shares Outstanding $0.001 par value (unlimited number of shares authorized):

Class A Shares	—	3,569,018,458	—	—

Class C Shares	—	5,391,901	—	—

Class D Shares	1,215,649	86,190,476	—	—

Institutional Shares	5,543,718,233	198,148,324,151	834,291,599	2,903,529,721

Capital Shares	56,768	3,419,654,112	—	302,181

Service Shares	36,112,266	1,345,546,602	2,870	—

Preferred Shares	113,290,861	2,022,703,314	71,850	12,244

Select Shares	—	986,216,691	4,942,798	7,128,757

Administration Shares	172,051,798	10,346,016,243	3,559,216	6,748,246

Cash Management Shares	24,843,550	664,181,198	—	—

Premier Shares	—	123,070,572	—	—

Resource Shares	—	9,785,660	—	—

Class R6 Shares	—	382,967,758	—	—

Drexel Hamilton Class Shares	—	8,071,552,420	—	7,231,641

Loop Class Shares	—	3,061,300,228	—	—

Seelaus Class Shares	—	884,149,209	—	—

Net asset value, offering and redemption price per share:

Class A Shares	$—	$1.00	$—	$—

Class C Shares	—	1.00	—	—

Class D Shares	1.00	1.00	—	—

Institutional Shares	1.00	1.00	1.0004	1.0011

Capital Shares	1.00	1.00	—	1.0011

Service Shares	1.00	1.00	1.0007	—

Preferred Shares	1.00	1.00	1.0005	1.0008

Select Shares	—	1.00	1.0002	1.0010

Administration Shares	1.00	1.00	1.0004	1.0011

Cash Management Shares	1.00	1.00	—	—

Premier Shares	—	1.00	—	—

Resource Shares	—	1.00	—	—

Class R6 Shares	—	1.00	—	—

Drexel Hamilton Class Shares	—	1.00	—	1.0011

Loop Class Shares	—	1.00	—	—

Seelaus Class Shares	—	1.00	—	—

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities (continued) May 31, 2024 (Unaudited)

	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund	Financial Square Treasury Solutions Fund

Assets:

Investments, at value (cost $92,356,078,674, $15,714,797,107 and $5,581,898,057, respectively)	$92,356,078,674	$15,714,797,107	$5,581,898,057

Repurchase agreements, at value (Cost $–, $26,841,969,038 and $9,200,000,000, respectively)	—	26,841,969,038	9,200,000,000

Cash	10,187,791	380,558,184	129,195,452

Receivables:

Investments sold	163,193,780	63,425,540	20,045,666

Interest	86,160,108	90,502,471	16,654,945

Fund shares sold	31,837,215	33,577,880	24,649,655

Other assets	—	789,825	69,991

Total assets	92,647,457,568	43,125,620,045	14,972,513,766

Liabilities:

Payables:

Investments purchased	12,005,614,541	1,607,151,749	672,250,373

Dividend distribution	141,375,997	91,893,900	21,000,991

Fund shares redeemed	19,973,736	20,158,447	2,755,270

Management fees	12,179,885	6,157,615	2,106,929

Distribution and Service fees and Transfer Agency fees	1,899,389	1,766,479	702,546

Accrued expenses	1,918,791	587,149	44,672

Total liabilities	12,182,962,339	1,727,715,339	698,860,781

Net Assets:

Paid-in capital	80,475,505,760	41,403,497,445	14,275,313,861

Total distributable earnings (loss)	(11,010,531)	(5,592,739)	(1,660,876)

NET ASSETS	$80,464,495,229	$41,397,904,706	$14,273,652,985

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities (continued) May 31, 2024 (Unaudited)

	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund	Financial Square Treasury Solutions Fund

Net Assets:

Class D Shares	$32,831,729	$—	$—

Institutional Shares	75,534,495,365	35,579,380,828	12,454,936,853

Capital Shares	493,702,390	1,287,961,807	187,698,454

Service Shares	1,143,974,857	1,647,446,595	458,251,503

Preferred Shares	59,770,148	776,713,578	56,202,541

Select Shares	418,719,707	88,277,871	3,006,767

Administration Shares	1,918,448,177	1,966,107,501	783,758,633

Cash Management Shares	41,740,358	22,030,233	257,734,990

Premier Shares	779,126,093	13,312,054	72,063,244

Resource Shares	—	16,674,239	—

Loop Class Shares	41,675,525	—	—

Seelaus Class Shares	10,880	—	—

Total Net Assets	$80,464,495,229	$41,397,904,706	$14,273,652,985

Shares Outstanding $0.001 par value (unlimited number of shares authorized):

Class D Shares	32,836,222	—	—

Institutional Shares	75,544,833,201	35,584,187,059	12,456,385,865

Capital Shares	493,769,887	1,288,136,108	187,720,313

Service Shares	1,144,131,770	1,647,669,629	458,304,876

Preferred Shares	59,778,312	776,817,850	56,209,085

Select Shares	418,776,958	88,289,768	3,007,116

Administration Shares	1,918,710,746	1,966,373,490	783,849,843

Cash Management Shares	41,746,071	22,033,206	257,765,104

Premier Shares	779,233,020	13,313,849	72,071,658

Resource Shares	—	16,676,489	—

Loop Class Shares	41,681,220	—	—

Seelaus Class Shares	10,881	—	—

Net asset value, offering and redemption price per share:

Class D Shares	$1.00	$—	$—

Institutional Shares	1.00	1.00	1.00

Capital Shares	1.00	1.00	1.00

Service Shares	1.00	1.00	1.00

Preferred Shares	1.00	1.00	1.00

Select Shares	1.00	1.00	1.00

Administration Shares	1.00	1.00	1.00

Cash Management Shares	1.00	1.00	1.00

Premier Shares	1.00	1.00	1.00

Resource Shares	—	1.00	—

Loop Class Shares	1.00	—	—

Seelaus Class Shares	1.00	—	—

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations For the Six Months Ended May 31, 2024 (Unaudited)

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Money Market Fund	Financial Square Prime Obligations Fund

Investment Income:

Interest income	$150,893,497	$6,165,226,707	$54,087,752	$83,758,672

Expenses:

Fund-Level Expenses:

Management fees	5,032,917	182,829,603	1,578,495	2,455,219

Transfer Agency fees	279,584	11,425,804	98,648	153,437

Registration fees	137,374	3,942,930	167,916	144,116

Custody, accounting and administrative services	123,702	3,420,734	418,635	221,028

Professional fees	85,939	123,357	62,664	95,650

Printing and mailing fees	70,563	1,838,745	24,751	37,522

Trustee fees	15,013	161,343	6,590	10,371

Shareholder meeting expense	929	—	1,647	2,068

Other	65,115	802,848	51,592	50,770

Subtotal	5,811,136	204,545,364	2,410,938	3,170,181

Class Specific Expenses:

Administration Share fees	226,750	11,886,297	3,921	8,327

Service Share fees	95,519	3,627,306	7	—

Preferred Share fees	63,579	1,096,529	35	5

Cash Management Share fees	56,171	1,394,543	—	—

Distribution fees - Cash Management Shares	33,702	836,724	—	—

Capital Share fees	42	2,526,132	—	223

Distribution fees - Resource Shares	—	6,738	—	—

Select Share fees	—	169,486	1,014	1,264

Resource Share fees	—	22,461	—	—

Premier Share fees	—	218,770	—	—

Distribution and Service fees - Class A Shares	—	3,880,201	—	—

Distribution fees - Class C Shares	—	26,278	—	—

Total expenses	6,286,899	230,236,829	2,415,915	3,180,000

Less - expense reductions	—	(9,037)	(593,948)	(344,527)

Net expenses	6,286,899	230,227,792	1,821,967	2,835,473

NET INVESTMENT INCOME	$144,606,598	$5,934,998,915	$52,265,785	$80,923,199

Net realized gain from investment transactions	59,359	387,449	90,428	81,166

Net change in unrealized gain from investment transactions	—	—	182,048	413,015

Net realized and unrealized gain	59,359	387,449	272,476	494,181

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$144,665,957	$5,935,386,364	$52,538,261	$81,417,380

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations (continued) For the Six Months Ended May 31, 2024 (Unaudited)

	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund	Financial Square Treasury Solutions Fund

Investment Income:

Interest income	$2,191,014,503	$1,166,618,371	$378,001,278

Expenses:

Fund-Level Expenses:

Management fees	73,282,407	38,962,811	12,614,299

Transfer Agency fees	4,070,914	2,164,425	700,736

Custody, accounting and administrative services	1,240,163	743,534	200,089

Registration fees	1,124,760	85,060	292,677

Printing and mailing fees	707,852	148,912	47,473

Professional fees	197,292	147,516	63,506

Shareholder meeting expense	63,408	—	6,980

Trustee fees	59,800	50,229	16,044

Other	422,655	181,189	68,468

Subtotal	81,169,251	42,483,676	14,010,272

Class Specific Expenses:

Administration Share fees	2,760,960	2,696,917	1,185,103

Service Share fees	2,324,680	3,879,479	1,186,009

Premier Share fees	1,395,635	26,781	128,301

Capital Share fees	441,312	924,178	125,564

Cash Management Share fees	66,437	41,474	470,802

Select Share fees	62,148	13,368	249

Distribution fees - Cash Management Shares	39,862	36,001	282,481

Preferred Share fees	29,518	432,601	27,407

Resource Share fees	—	37,057	—

Total expenses	88,289,803	50,571,532	17,416,188

NET INVESTMENT INCOME	$2,102,724,700	$1,116,046,839	$360,585,090

Net realized loss from investment transactions	(8,158,321)	(4,895,166)	(1,442,752)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,094,566,379	$1,111,151,673	$359,142,338

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Financial Square Federal Instruments Fund		Financial Square Government Fund
	For the Six Months Ended May 31, 2024 (Unaudited)	For the Fiscal Year Ended November 30, 2023	For the Six Months Ended May 31, 2024 (Unaudited)	For the Fiscal Year Ended November 30, 2023

From operations:

Net investment income	$144,606,598	$250,692,032	$5,934,998,915	$12,123,976,591

Net realized gain (loss) from investment transactions	59,359	605,201	387,449	(4,044,388)

Net increase in net assets resulting from operations	144,665,957	251,297,233	5,935,386,364	12,119,932,203

Distributions to shareholders:

From distributable earnings:

Class A Shares	–	–	(77,206,481)	(72,685,018)

Class C Shares	–	–	(111,034)	(216,622)

Class D Shares	(32,874)	(391,869)	(2,502,448)	(3,619,247)

Institutional Shares	(135,739,475)	(235,326,812)	(5,077,818,295)	(10,522,118,650)

Capital Shares	(1,413)	(3,861)	(85,480,408)	(136,777,569)

Service Shares	(897,965)	(1,540,243)	(34,282,852)	(61,010,250)

Preferred Shares	(3,242,155)	(6,832,196)	(56,203,219)	(91,598,847)

Select Shares	–	(1,408)	(29,358,578)	(66,259,446)

Administration Shares	(4,489,313)	(6,378,524)	(236,582,327)	(429,061,209)

Cash Management Shares	(494,165)	(597,412)	(12,342,558)	(13,224,212)

Premier Shares	–	–	(3,047,205)	(7,728,220)

Resource Shares	–	–	(205,535)	(356,100)

Class R6 Shares	–	–	(9,554,404)	(14,094,386)

Drexel Hamilton Class Shares	–	–	(240,313,278)	(449,135,354)

Loop Class Shares	–	–	(61,885,785)	(176,056,718)

Seelaus Class Shares	–	–	(18,697,278)	(73,173,095)

Total distributions to shareholders	(144,897,360)	(251,073,696)	(5,945,591,685)	(12,117,114,943)

From share transactions:

Proceeds from sales of shares	6,529,351,702	15,977,811,218	931,133,049,686	1,939,531,164,447

Reinvestment of distributions	118,985,507	215,364,671	3,011,031,976	6,372,884,347

Cost of shares redeemed	(5,983,880,118)	(14,467,328,023)	(952,787,006,198)	(1,953,843,155,556)

Net increase (decrease) in net assets resulting from share transactions	664,457,091	1,725,847,866	(18,642,924,536)	(7,939,106,762)

TOTAL INCREASE (DECREASE)	664,225,688	1,726,071,403	(18,653,129,857)	(7,936,289,502)

Net Assets:

Beginning of period	$5,226,934,434	$3,500,863,031	$251,768,967,550	$259,705,257,052

End of period	$5,891,160,122	$5,226,934,434	$233,115,837,693	$251,768,967,550

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Financial Square Money Market Fund		Financial Square Prime Obligations Fund
	For the Six Months Ended May 31, 2024 (Unaudited)	For the Fiscal Year Ended November 30, 2023	For the Six Months Ended May 31, 2024 (Unaudited)	For the Fiscal Year Ended November 30, 2023

From operations:

Net investment income	$52,265,785	$146,279,582	$80,923,199	$142,696,030

Net realized gain from investment transactions	90,428	6,671	81,166	211,925

Net change in unrealized gain (loss) from investment transactions	182,048	(428,693)	413,015	(196,900)

Net increase in net assets resulting from operations	52,538,261	145,857,560	81,417,380	142,711,055

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(52,007,085)	(145,954,060)	(80,499,543)	(141,492,995)

Capital Shares	–	–	(7,644)	(19,461)

Service Shares	(68)	(122)	–	–

Preferred Shares	(1,836)	(3,311)	(312)	(19,936)

Select Shares	(177,891)	(194,803)	(221,352)	(620,147)

Administration Shares	(78,904)	(127,172)	(167,543)	(301,297)

Drexel Hamilton Class Shares	–	–	(129,238)	(373,245)

Total distributions to shareholders	(52,265,784)	(146,279,582)	(81,025,632)	(142,827,196)

From share transactions:

Proceeds from sales of shares	5,155,473,458	15,041,168,190	3,082,534,428	7,334,947,557

Reinvestment of distributions	42,285,332	119,383,895	71,323,290	124,205,673

Cost of shares redeemed	(6,988,743,035)	(16,949,499,238)	(3,276,925,163)	(6,633,603,875)

Net increase (decrease) in net assets resulting from share transactions	(1,790,984,245)	(1,788,947,153)	(123,067,445)	825,549,355

TOTAL INCREASE (DECREASE)	(1,790,711,768)	(1,789,369,175)	(122,675,697)	825,433,214

Net Assets:

Beginning of period	$2,633,953,068	$4,423,322,243	$3,050,793,826	$2,225,360,612

End of period	$843,241,300	$2,633,953,068	$2,928,118,129	$3,050,793,826

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Financial Square Treasury Instruments Fund		Financial Square Treasury Obligations Fund
	For the Six Months Ended May 31, 2024 (Unaudited)	For the Fiscal Year Ended November 30, 2023	For the Six Months Ended May 31, 2024 (Unaudited)	For the Fiscal Year Ended November 30, 2023

From operations:

Net investment income	$2,102,724,700	$4,130,126,991	$1,116,046,839	$2,082,713,390

Net realized gain (loss) from investment transactions	(8,158,321)	(7,188,332)	(4,895,166)	4,239,329

Net increase in net assets resulting from operations	2,094,566,379	4,122,938,659	1,111,151,673	2,086,952,719

Distributions to shareholders:

From distributable earnings:

Class D Shares	(1,063,211)	(1,367,670)	–	–

Institutional Shares	(1,979,323,860)	(3,861,789,006)	(971,984,766)	(1,826,913,610)

Capital Shares	(14,827,051)	(41,430,892)	(31,129,973)	(41,696,476)

Service Shares	(21,778,385)	(29,943,775)	(36,486,774)	(67,464,668)

Preferred Shares	(1,501,365)	(4,182,906)	(22,079,510)	(45,884,337)

Select Shares	(10,693,540)	(20,706,162)	(2,310,200)	(5,859,394)

Administration Shares	(54,504,723)	(99,125,318)	(53,429,584)	(94,223,573)

Cash Management Shares	(582,802)	(1,291,142)	(365,261)	(908,816)

Premier Shares	(19,281,238)	(16,124,159)	(371,204)	(646,252)

Resource Shares	–	–	(337,433)	(742,723)

Loop Class Shares	(1,090,331)	(4,909,184)	–	–

Seelaus Class Shares	(55,466)	(27,100,254)	–	–

Total distributions to shareholders	(2,104,701,972)	(4,107,970,494)	(1,118,494,705)	(2,084,339,849)

From share transactions:

Proceeds from sales of shares	125,911,954,904	295,884,528,346	133,945,668,209	415,862,061,039

Reinvestment of distributions	1,262,005,721	2,396,101,440	502,778,901	944,233,062

Cost of shares redeemed	(130,581,548,738)	(311,373,669,749)	(143,406,165,865)	(410,533,964,153)

Net increase (decrease) in net assets resulting from share transactions	(3,407,588,113)	(13,093,039,963)	(8,957,718,755)	6,272,329,948

TOTAL INCREASE (DECREASE)	(3,417,723,706)	(13,078,071,798)	(8,965,061,787)	6,274,942,818

Net Assets:

Beginning of period	$83,882,218,935	$96,960,290,733	$50,362,966,493	$44,088,023,675

End of period	$80,464,495,229	$83,882,218,935	$41,397,904,706	$50,362,966,493

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Financial Square Treasury Solutions Fund
	For the Six Months Ended May 31, 2024 (Unaudited)	For the Fiscal Year Ended November 30, 2023

From operations:

Net investment income	$360,585,090	$712,650,725

Net realized gain (loss) from investment transactions	(1,442,752)	1,576,143

Net increase in net assets resulting from operations	359,142,338	714,226,868

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(315,288,710)	(640,453,144)

Capital Shares	(4,230,504)	(8,754,429)

Service Shares	(11,155,886)	(9,662,626)

Preferred Shares	(1,399,101)	(2,591,509)

Select Shares	(42,918)	(306,624)

Administration Shares	(23,485,833)	(36,164,078)

Cash Management Shares	(4,148,323)	(11,090,008)

Premier Shares	(1,780,328)	(4,186,689)

Resource Shares	–	(26)

Total distributions to shareholders	(361,531,603)	(713,209,133)

From share transactions:

Proceeds from sales of shares	24,151,207,854	63,899,985,993

Reinvestment of distributions	237,503,465	438,300,342

Cost of shares redeemed	(25,399,384,654)	(65,049,705,531)

Net decrease in net assets resulting from share transactions	(1,010,673,335)	(711,419,196)

TOTAL DECREASE	(1,013,062,600)	(710,401,461)

Net Assets:

Beginning of period	$15,286,715,585	$15,997,117,046

End of period	$14,273,652,985	$15,286,715,585

The accompanying notes are an integral part of these financial statements.	45

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Class D Shares

	Six Months Ended May 31, 2024 (Unaudited)		Period Ended November 30, 2023(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00

Net investment income(b)	0.026		0.041

Net realized gain	–		–	(c)

Total from investment operations	0.026		0.041

Distributions to shareholders from net investment income	(0.026)		(0.041)

Distributions to shareholders from net realized gains	–	(c)	–	(c)

Total distributions (d)	(0.026)		(0.041)

Net asset value, end of period	$1.00		$1.00

Total Return(e)	2.63%		4.90%

Net assets, end of period (in 000’s)	$1,216		$1,441

Ratio of total expenses to average net assets	0.20	%(f)	0.20	%(f)

Ratio of net investment income to average net assets	5.19	%(f)	4.93	%(f)

(a)	Commenced operations on January 31, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

46	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Institutional Shares

	Six Months Ended		Year Ended November 30,				For the		Year Ended August 31,
	May 31, 2024 (Unaudited)		2023	2022	2021		Period Ended November 30, 2020†		2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.026		0.048	0.012	–	(b)	–	(b)	0.007	0.021

Net realized gain	–		– (b)	– (b)	–	(b)	–	(b)	0.003	0.001

Total from investment operations	0.026		0.048	0.012	–	(b)	–	(b)	0.010	0.022

Distributions to shareholders from net investment income	(0.026)		(0.048)	(0.012)	–	(b)	–	(b)	(0.010)	(0.022)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.026)		(0.048)	(0.012)	–	(b)	–	(b)	(0.010)	(0.022)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.63%		4.90%	1.18%	0.01%		–	%(e)	0.99%	2.18%

Net assets, end of period (in 000’s)	$5,543,597		$4,869,355	$3,229,145	$2,667,247		$3,639,742		$3,761,104	$1,453,995

Ratio of net expenses to average net assets	0.20	%(f)	0.20%	0.18%	0.09%		0.14	%(f)	0.15%	0.18%

Ratio of total expenses to average net assets	0.20	%(f)	0.20%	0.21%	0.20%		0.21	%(f)	0.21%	0.22%

Ratio of net investment income to average net assets	5.19	%(f)	4.83%	1.18%	–	%(e)	0.01	%(f)	0.67%	2.15%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	47

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Capital Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.045	0.011	–	(b)	–	(b)	0.007	0.019

Net realized gain	–		0.001	– (b)	–	(b)	–	(b)	0.002	0.001

Total from investment operations	0.025		0.046	0.011	–	(b)	–	(b)	0.009	0.020

Distributions to shareholders from net investment income	(0.025)		(0.046)	(0.011)	–	(b)	–	(b)	(0.009)	(0.020)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.025)		(0.046)	(0.011)	–	(b)	–	(b)	(0.009)	(0.020)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.55%		4.74%	1.08%	0.01%		–	%(e)	0.85%	2.03%

Net assets, end of period (in 000’s)	$57		$55	$130	$527		$3,267		$1,135	$626

Ratio of net expenses to average net assets	0.35	%(f)	0.35%	0.27%	0.09%		0.15	%(f)	0.28%	0.33%

Ratio of total expenses to average net assets	0.35	%(f)	0.35%	0.36%	0.35%		0.36	%(f)	0.36%	0.37%

Ratio of net investment income (loss) to average net assets	5.04	%(f)	4.49%	0.66%	–	%(e)	(0.01	)%(f)	0.74%	1.90%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

48	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Service Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.023		0.043	0.009	–	(b)	–	(b)	0.006	0.016

Net realized gain	–		– (b)	– (b)	–	(b)	–	(b)	– (b)	0.001

Total from investment operations	0.023		0.043	0.009	–	(b)	–	(b)	0.006	0.017

Distributions to shareholders from net investment income	(0.023)		(0.043)	(0.009)	–	(b)	–	(b)	(0.006)	(0.017)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.023)		(0.043)	(0.009)	–	(b)	–	(b)	(0.006)	(0.017)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.37%		4.38%	0.86%	0.01%		–	%(e)	0.63%	1.67%

Net assets, end of period (in 000’s)	$36,111		$44,902	$10,055	$9,839		$10,277		$11,490	$11,493

Ratio of net expenses to average net assets	0.70	%(f)	0.70%	0.51%	0.09%		0.15	%(f)	0.50%	0.68%

Ratio of total expenses to average net assets	0.70	%(f)	0.70%	0.71%	0.70%		0.71	%(f)	0.71%	0.72%

Ratio of net investment income (loss) to average net assets	4.69	%(f)	4.31%	0.86%	–	%(e)	(0.01	)%(f)	0.57%	1.64%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	49

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Preferred Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.046	0.011	–	(b)	–	(b)	0.004	0.021

Net realized gain	–		0.001	– (b)	–	(b)	–	(b)	0.005	– (b)

Total from investment operations	0.025		0.047	0.011	–	(b)	–	(b)	0.009	0.021

Distributions to shareholders from net investment income	(0.025)		(0.047)	(0.011)	–	(b)	–	(b)	(0.009)	(0.021)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.025)		(0.047)	(0.011)	–	(b)	–	(b)	(0.009)	(0.021)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.58%		4.80%	1.11%	0.01%		–	%(e)	0.89%	2.08%

Net assets, end of period (in 000’s)	$113,288		$107,656	$174,388	$2,873		$6,019		$22,779	$5,536

Ratio of net expenses to average net assets	0.30	%(f)	0.30%	0.28%	0.09%		0.15	%(f)	0.24%	0.28%

Ratio of total expenses to average net assets	0.30	%(f)	0.30%	0.31%	0.30%		0.31	%(f)	0.31%	0.32%

Ratio of net investment income (loss) to average net assets	5.09	%(f)	4.61%	1.75%	–	%(e)	(0.01	)%(f)	0.39%	2.09%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

50	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Administration Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†,†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.046	0.010	–	(b)	–	(b)	0.007	0.019

Net realized gain (loss)	–		(0.001)	– (b)	–	(b)	–	(b)	0.001	– (b)

Total from investment operations	0.025		0.045	0.010	–	(b)	–	(b)	0.008	0.019

Distributions to shareholders from net investment income	(0.025)		(0.045)	(0.010)	–	(b)	–	(b)	(0.008)	(0.019)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.025)		(0.045)	(0.010)	–	(b)	–	(b)	(0.008)	(0.019)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.50%		4.64%	1.01%	0.01%		–	%(e)	0.78%	1.93%

Net assets, end of period (in 000’s)	$172,048		$182,443	$79,251	$63,937		$76,144		$73,011	$61,267

Ratio of net expenses to average net assets	0.45	%(f)	0.45%	0.36%	0.09%		0.15	%(f)	0.35%	0.43%

Ratio of total expenses to average net assets	0.45	%(f)	0.45%	0.46%	0.45%		0.46	%(f)	0.46%	0.47%

Ratio of net investment income (loss) to average net assets	4.94	%(f)	4.60%	1.19%	–	%(e)	(0.01	)%(f)	0.69%	1.89%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	51

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Cash Management Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.022		0.041	0.007	–	(b)	–	(b)	0.002	0.013

Net realized gain (loss)	–		(0.001)	– (b)	–	(b)	–	(b)	0.003	0.001

Total from investment operations	0.022		0.040	0.007	–	(b)	–	(b)	0.005	0.014

Distributions to shareholders from net investment income	(0.022)		(0.040)	(0.007)	–	(b)	–	(b)	(0.005)	(0.014)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.022)		(0.040)	(0.007)	–	(b)	–	(b)	(0.005)	(0.014)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.22%		4.07%	0.70%	0.01%		–	%(e)	0.46%	1.37%

Net assets, end of period (in 000’s)	$24,843		$21,081	$7,791	$127,537		$73,555		$52,216	$92

Ratio of net expenses to average net assets	1.00	%(f)	1.00%	0.58%	0.09%		0.15	%(f)	0.45%	0.98%

Ratio of total expenses to average net assets	1.00	%(f)	1.00%	1.01%	1.00%		1.01	%(f)	1.01%	1.02%

Ratio of net investment income (loss) to average net assets	4.39	%(f)	4.07%	0.33%	–	%(e)	(0.01	)%(f)	0.12%	1.34%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

52	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Class A Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.047	0.011	–	(b)	–	(b)	0.007	0.019

Net realized gain (loss)	–	(b)	(0.001)	– (b)	–	(b)	–	(b)	0.001	0.001

Total from investment operations	0.025		0.046	0.011	–	(b)	–	(b)	0.008	0.020

Distributions to shareholders from net investment income	(0.025)		(0.046)	(0.011)	–	(b)	–	(b)	(0.008)	(0.020)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.025)		(0.046)	(0.011)	–	(b)	–	(b)	(0.008)	(0.020)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.51%		4.67%	1.07%	0.03%		–	%(e)	0.76%	1.97%

Net assets, end of period (in 000’s)	$3,568,862		$2,578,102	$609,601	$600,756		$282,556		$366,871	$244,295

Ratio of net expenses to average net assets	0.43	%(f)	0.43%	0.31%	0.07%		0.20	%(f)	0.39%	0.43%

Ratio of total expenses to average net assets	0.43	%(f)	0.43%	0.43%	0.43%		0.43	%(f)	0.43%	0.43%

Ratio of net investment income (loss) to average net assets	4.97	%(f)	4.72%	0.99%	0.03%		(0.01	)%(f)	0.69%	1.94%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	53

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Class C Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.021		0.038	0.007	–	(b)	–	(b)	0.003	0.012

Net realized gain	–	(b)	–	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total from investment operations	0.021		0.038	0.007	–	(b)	–	(b)	0.003	0.012

Distributions to shareholders from net investment income	(0.021)		(0.038)	(0.007)	–	(b)	–	(b)	(0.003)	(0.012)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.021)		(0.038)	(0.007)	–	(b)	–	(b)	(0.003)	(0.012)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.13%		3.89%	0.67%	0.03%		–	%(e)	0.34%	1.21%

Net assets, end of period (in 000’s)	$5,392		$5,211	$5,578	$5,029		$6,327		$6,529	$4,532

Ratio of net expenses to average net assets	1.18	%(f)	1.18%	0.75%	0.07%		0.20	%(f)	0.73%	1.18%

Ratio of total expenses to average net assets	1.18	%(f)	1.18%	1.18%	1.18%		1.18	%(f)	1.18%	1.18%

Ratio of net investment income (loss) to average net assets	4.22	%(f)	3.80%	0.68%	0.02%		(0.01	)%(f)	0.25%	1.19%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

54	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Class D Shares

	Six Months Ended May 31, 2024 (Unaudited)		For the Fiscal Year Ended 2023	Period Ended November 30, 2022(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income(b)	0.026		0.050	0.008

Net realized loss	–	(c)	(0.002)	–

Total from investment operations	0.026		0.048	0.008

Distributions to shareholders from net investment income	(0.026)		(0.048)	(0.008)

Distributions to shareholders from net realized gains	–	(c)	– (c)	–

Net asset value, end of period	$1.00		$1.00	$1.00

Total Return(d)	2.64%		4.93%	0.82%

Net assets, end of period (in 000’s)	$86,187		$81,635	$10

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.15	%(e)

Ratio of total expenses to average net assets	0.18	%(e)	0.18%	0.18	%(e)

Ratio of net investment income to average net assets	5.22	%(e)	4.98%	2.92	%(e)

(a)	Commenced operations on August 22, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	55

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Institutional Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.026		0.048	0.012	–	(b)	–	(b)	0.007	0.022

Net realized gain	–	(b)	–	– (b)	–	(b)	–	(b)	0.003	– (b)

Total from investment operations	0.026		0.048	0.012	–	(b)	–	(b)	0.010	0.022

Distributions to shareholders from net investment income	(0.026)		(0.048)	(0.012)	–	(b)	–	(b)	(0.010)	(0.022)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.026)		(0.048)	(0.012)	–	(b)	–	(b)	(0.010)	(0.022)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.64%		4.93%	1.25%	0.03%		0.01%		0.97%	2.23%

Net assets, end of period (in 000’s)	$198,139,628		$214,557,639	$230,046,292	$194,824,984		$154,904,106		$204,287,540	$100,539,271

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.15%	0.07%		0.18	%(e)	0.18%	0.18%

Ratio of total expenses to average net assets	0.18	%(e)	0.18%	0.18%	0.18%		0.18	%(e)	0.18%	0.18%

Ratio of net investment income to average net assets	5.22	%(e)	4.82%	1.30%	0.02%		–	%(e)(f)	0.70%	2.19%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

56	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Capital Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.047	0.011	–	(b)	–	(b)	0.008	0.021

Net realized gain	–	(b)	–	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total from investment operations	0.025		0.047	0.011	–	(b)	–	(b)	0.008	0.021

Distributions to shareholders from net investment income	(0.025)		(0.047)	(0.011)	–	(b)	–	(b)	(0.008)	(0.021)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.025)		(0.047)	(0.011)	–	(b)	–	(b)	(0.008)	(0.021)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.56%		4.77%	1.14%	0.03%		–	%(e)	0.83%	2.08%

Net assets, end of period (in 000’s)	$3,419,504		$3,856,324	$3,087,619	$1,675,429		$1,435,345		$1,291,798	$1,302,391

Ratio of net expenses to average net assets	0.33	%(f)	0.33%	0.27%	0.07%		0.19	%(f)	0.32%	0.33%

Ratio of total expenses to average net assets	0.33	%(f)	0.33%	0.33%	0.33%		0.33	%(f)	0.33%	0.33%

Ratio of net investment income (loss) to average net assets	5.07	%(f)	4.70%	1.40%	0.02%		(0.01	)%(f)	0.76%	2.05%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	57

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Service Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.024		0.043	0.009	–	(b)	–	(b)	0.006	0.017

Net realized gain	–	(b)	–	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total from investment operations	0.024		0.043	0.009	–	(b)	–	(b)	0.006	0.017

Distributions to shareholders from net investment income	(0.024)		(0.043)	(0.009)	–	(b)	–	(b)	(0.006)	(0.017)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.024)		(0.043)	(0.009)	–	(b)	–	(b)	(0.006)	(0.017)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.39%		4.41%	0.92%	0.03%		–	%(e)	0.61%	1.72%

Net assets, end of period (in 000’s)	$1,345,487		$1,476,967	$1,190,570	$908,881		$860,075		$1,775,966	$665,252

Ratio of net expenses to average net assets	0.68	%(f)	0.68%	0.50%	0.07%		0.20	%(f)	0.53%	0.68%

Ratio of total expenses to average net assets	0.68	%(f)	0.68%	0.68%	0.68%		0.68	%(f)	0.68%	0.68%

Ratio of net investment income (loss) to average net assets	4.72	%(f)	4.34%	1.01%	0.02%		(0.01	)%(f)	0.58%	1.69%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

58	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Preferred Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.026		0.048	0.012	–	(b)	–	(b)	0.009	0.021

Net realized loss	–	(b)	(0.001)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total from investment operations	0.026		0.047	0.012	–	(b)	–	(b)	0.009	0.021

Distributions to shareholders from net investment income	(0.026)		(0.047)	(0.012)	–	(b)	–	(b)	(0.009)	(0.021)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.026)		(0.047)	(0.012)	–	(b)	–	(b)	(0.009)	(0.021)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.59%		4.82%	1.18%	0.03%		–	%(e)	0.88%	2.13%

Net assets, end of period (in 000’s)	$2,022,614		$2,183,829	$1,742,072	$1,077,741		$820,201		$1,627,349	$1,755,404

Ratio of net expenses to average net assets	0.28	%(f)	0.28%	0.23%	0.07%		0.20	%(f)	0.28%	0.28%

Ratio of total expenses to average net assets	0.28	%(f)	0.28%	0.28%	0.28%		0.28	%(f)	0.28%	0.28%

Ratio of net investment income (loss) to average net assets	5.12	%(f)	4.76%	1.40%	0.02%		(0.01	)%(f)	0.89%	2.08%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	59

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Select Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.026		0.048	0.012	–	(b)	–	(b)	0.009	0.022

Net realized gain	–	(b)	–	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total from investment operations	0.026		0.048	0.012	–	(b)	–	(b)	0.009	0.022

Distributions to shareholders from net investment income	(0.026)		(0.048)	(0.012)	–	(b)	–	(b)	(0.009)	(0.022)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.026)		(0.048)	(0.012)	–	(b)	–	(b)	(0.009)	(0.022)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.63%		4.90%	1.23%	0.03%		–	%(e)	0.94%	2.20%

Net assets, end of period (in 000’s)	$986,173		$1,355,264	$1,119,156	$1,181,542		$448,540		$481,493	$825,651

Ratio of net expenses to average net assets	0.21	%(f)	0.21%	0.17%	0.07%		0.20	%(f)	0.21%	0.21%

Ratio of total expenses to average net assets	0.21	%(f)	0.21%	0.21%	0.21%		0.21	%(f)	0.21%	0.21%

Ratio of net investment income (loss) to average net assets	5.19	%(f)	4.81%	1.42%	0.03%		(0.01	)%(f)	0.86%	2.16%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

60	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Administration Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.046	0.011	–	(b)	–	(b)	0.008	0.020

Net realized gain	–	(b)	–	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total from investment operations	0.025		0.046	0.011	–	(b)	–	(b)	0.008	0.020

Distributions to shareholders from net investment income	(0.025)		(0.046)	(0.011)	–	(b)	–	(b)	(0.008)	(0.020)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.025)		(0.046)	(0.011)	–	(b)	–	(b)	(0.008)	(0.020)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.51%		4.67%	1.07%	0.03%		–	%(e)	0.76%	1.97%

Net assets, end of period (in 000’s)	$10,345,563		$10,067,366	$9,178,619	$7,904,302		$5,706,517		$5,421,224	$4,862,853

Ratio of net expenses to average net assets	0.43	%(f)	0.43%	0.32%	0.07%		0.20	%(f)	0.39%	0.43%

Ratio of total expenses to average net assets	0.43	%(f)	0.43%	0.43%	0.43%		0.43	%(f)	0.43%	0.43%

Ratio of net investment income (loss) to average net assets	4.97	%(f)	4.59%	1.07%	0.02%		(0.01	)%(f)	0.76%	1.95%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	61

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Cash Management Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.022		0.041	0.008	–	(b)	–	(b)	0.004	0.013

Net realized gain (loss)	–	(b)	(0.001)	– (b)	–	(b)	–	(b)	0.001	0.001

Total from investment operations	0.022		0.040	0.008	–	(b)	–	(b)	0.005	0.014

Distributions to shareholders from net investment income	(0.022)		(0.040)	(0.008)	–	(b)	–	(b)	(0.005)	(0.014)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	–	–

Total distributions (c)	(0.022)		(0.040)	(0.008)	–	(b)	–	(b)	(0.005)	(0.014)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.23%		4.09%	0.76%	0.03%		–	%(e)	0.45%	1.42%

Net assets, end of period (in 000’s)	$664,152		$542,413	$148,429	$302,333		$168,903		$198,129	$96,690

Ratio of net expenses to average net assets	0.98	%(f)	0.98%	0.61%	0.07%		0.20	%(f)	0.65%	0.98%

Ratio of total expenses to average net assets	0.98	%(f)	0.98%	0.98%	0.98%		0.98	%(f)	0.98%	0.98%

Ratio of net investment income (loss) to average net assets	4.42	%(f)	4.14%	0.45%	0.03%		(0.01	)%(f)	0.35%	1.35%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

62	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Premier Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.024		0.044	0.010	–	(b)	–	(b)	0.007	0.019

Net realized gain	–	(b)	0.001	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total from investment operations	0.024		0.045	0.010	–	(b)	–	(b)	0.007	0.019

Distributions to shareholders from net investment income	(0.024)		(0.045)	(0.010)	–	(b)	–	(b)	(0.007)	(0.019)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.024)		(0.045)	(0.010)	–	(b)	–	(b)	(0.007)	(0.019)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.46%		4.56%	1.01%	0.03%		–	%(e)	0.70%	1.87%

Net assets, end of period (in 000’s)	$123,065		$119,784	$365,028	$9,922,502		$219,114		$195,822	$190,633

Ratio of net expenses to average net assets	0.53	%(f)	0.53%	0.33%	0.07%		0.20	%(f)	0.46%	0.53%

Ratio of total expenses to average net assets	0.53	%(f)	0.53%	0.53%	0.53%		0.53	%(f)	0.53%	0.53%

Ratio of net investment income (loss) to average net assets	4.87	%(f)	4.39%	0.33%	0.03%		(0.01	)%(f)	0.70%	1.85%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	63

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Resource Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$ 1.00

Net investment income(a)	0.023		0.042	0.008	–	(b)	–	(b)	0.005	0.015

Net realized gain	–	(b)	–	– (b)	–	(b)	–	(b)	– (b)	0.001

Total from investment operations	0.023		0.042	0.008	–	(b)	–	(b)	0.005	0.016

Distributions to shareholders from net investment income	(0.023)		(0.042)	(0.008)	–	(b)	–	(b)	(0.005)	(0.016)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	–(b)

Total distributions (c)	(0.023)		(0.042)	(0.008)	–	(b)	–	(b)	(0.005)	(0.016)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$ 1.00

Total Return(d)	2.31%		4.25%	0.84%	0.03%		–	%(e)	0.53%	1.57%

Net assets, end of period (in 000’s)	$9,785		$8,513	$9,214	$10,447		$93,981		$83,378	$ 70,841

Ratio of net expenses to average net assets	0.83	%(f)	0.83%	0.56%	0.07%		0.20	%(f)	0.60%	0.83%

Ratio of total expenses to average net assets	0.83	%(f)	0.83%	0.83%	0.83%		0.83	%(f)	0.83%	0.83%

Ratio of net investment income (loss) to average net assets	4.57	%(f)	4.16%	0.83%	0.02%		(0.01	)%(f)	0.47%	1.54%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

64	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Class R6 Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.026		0.048	0.012	–	(b)	–	(b)	0.009	0.022

Net realized gain	–	(b)	–	– (b)	–	(b)	–	(b)	0.001	– (b)

Total from investment operations	0.026		0.048	0.012	–	(b)	–	(b)	0.010	0.022

Distributions to shareholders from net investment income	(0.026)		(0.048)	(0.012)	–	(b)	–	(b)	(0.010)	(0.022)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.026)		(0.048)	(0.012)	–	(b)	–	(b)	(0.010)	(0.022)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.64%		4.93%	1.25%	0.03%		0.01%		0.97%	2.23%

Net assets, end of period (in 000’s)	$382,951		$316,732	$268,194	$311,454		$91,630		$115,111	$96,804

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.15%	0.07%		0.18	%(e)	0.18%	0.18%

Ratio of total expenses to average net assets	0.18	%(e)	0.18%	0.18%	0.18%		0.18	%(e)	0.18%	0.18%

Ratio of net investment income to average net assets	5.22	%(e)	4.83%	1.26%	0.03%		–	%(e)(f)	0.93%	2.20%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	65

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Drexel Hamilton Class Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Period Ended August 31, 2020(a)
			2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(b)	0.026		0.049	0.012	–	(c)	–	(c)	0.005

Net realized gain (loss)	–	(c)	(0.001)	– (c)	–	(c)	–	(c)	0.004

Total from investment operations	0.026		0.048	0.012	–	(c)	–	(c)	0.009

Distributions to shareholders from net investment income	(0.026)		(0.048)	(0.012)	–	(c)	–	(c)	(0.009)

Distributions to shareholders from net realized gains	–	(c)	– (c)	– (c)	–	(c)	–	(c)	–	(c)

Total distributions (d)	(0.026)		(0.048)	(0.012)	–	(c)	–	(c)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(e)	2.64%		4.93%	1.25%	0.03%		0.01%		0.93%

Net assets, end of period (in 000’s)	$8,071,198		$11,012,314	$7,563,684	$4,948,288		$3,042,967		$2,354,098

Ratio of net expenses to average net assets	0.18	%(f)	0.18%	0.15%	0.07%		0.18	%(f)	0.18	%(f)

Ratio of total expenses to average net assets	0.18	%(f)	0.18%	0.18%	0.18%		0.18	%(f)	0.18	%(f)

Ratio of net investment income to average net assets	5.22	%(f)	4.91%	1.33%	0.03%		–	%(f)(g)	0.54	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Commenced operations on September 9, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)	Amount is less than 0.005%.

66	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Loop Class Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,		Period Ended November 30, 2021(a)
			2023	2022

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(b)	0.026		0.049	0.012	–	(c)

Net realized loss	–	(c)	(0.001)	– (c)	–	(c)

Total from investment operations	0.026		0.048	0.012	–	(c)

Distributions to shareholders from net investment income	(0.026)		(0.048)	(0.012)	–	(c)

Distributions to shareholders from net realized gains	–	(c)	– (c)	– (c)	–	(c)

Total distributions (d)	(0.026)		(0.048)	(0.012)	–	(c)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total Return(e)	2.64%		4.93%	1.25%	–	%(f)

Net assets, end of period (in 000’s)	$3,061,166		$2,922,240	$2,365,925	$504,408

Ratio of net expenses to average net assets	0.18	%(g)	0.18%	0.15%	0.07	%(g)

Ratio of total expenses to average net assets	0.18	%(g)	0.18%	0.18%	0.18	%(g)

Ratio of net investment income to average net assets	5.22	%(g)	4.95%	1.36%	0.03	%(g)

(a)	Commenced operations on August 23, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Amount is less than 0.005%.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.	67

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Seelaus Class Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,		Period Ended November 30, 2021(a)
			2023	2022

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(b)	0.026		0.049	0.012	–	(c)

Net realized loss	–	(c)	(0.001)	– (c)	–	(c)

Total from investment operations	0.026		0.048	0.012	–	(c)

Distributions to shareholders from net investment income	(0.026)		(0.048)	(0.012)	–	(c)

Distributions to shareholders from net realized gains	–	(c)	– (c)	– (c)	–	(c)

Total distributions (d)	(0.026)		(0.048)	(0.012)	–	(c)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total Return(e)	2.64%		4.93%	1.25%	–	%(f)

Net assets, end of period (in 000’s)	$884,110		$684,634	$2,005,266	$10

Ratio of net expenses to average net assets	0.18	%(g)	0.18%	0.15%	0.07	%(g)

Ratio of total expenses to average net assets	0.18	%(g)	0.18%	0.18%	0.18	%(g)

Ratio of net investment income to average net assets	5.22	%(g)	4.91%	1.55%	0.03	%(g)

(a)	Commenced operations on August 23, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Amount is less than 0.005%.
(g)	Annualized.

68	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Money Market Fund

	Institutional Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021			2020	2019

Per Share Data

Net asset value, beginning of period	$1.0002		$1.0004	$1.0004	$1.0008	$1.0011		$1.0006	$1.0003

Net investment income(a)	0.0264		0.0487	0.0136	0.0001	–	(b)	0.0152	0.0244

Net realized and unrealized gain (loss)	0.0002		0.0006	–	0.0001	(0.0001)		(0.0027)	0.0004

Total from investment operations	0.0266		0.0493	0.0136	0.0002	(0.0001)		0.0125	0.0248

Distributions to shareholders from net investment income	(0.0264)		(0.0495)	(0.0136)	(0.0001)	–	(b)	(0.0120)	(0.0245)

Distributions to shareholders from net realized gains	–		–	– (b)	(0.0005)	(0.0002)		– (b)	– (b)

Total distributions (c)	(0.0264)		(0.0495)	(0.0136)	(0.0006)	(0.0002)		(0.0120)	(0.0245)

Net asset value, end of period	$1.0004		$1.0002	$1.0004	$1.0004	$1.0008		$1.0011	$1.0006

Total Return(d)	2.68%		5.05%	1.36%	0.02%	(0.01)%		1.25%	2.52%

Net assets, end of period (in 000’s)	$834,662		$2,626,319	$4,418,991	$5,494,458	$4,042,145		$6,595,783	$17,728,767

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.17%	0.11%	0.18	%(e)	0.15%	0.13%

Ratio of total expenses to average net assets	0.24	%(e)	0.18%	0.19%	0.19%	0.19	%(e)	0.18%	0.18%

Ratio of net investment income to average net assets	5.30	%(e)	4.87%	1.38%	0.01%	0.01	%(e)	1.52%	2.44%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	69

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Money Market Fund

	Service Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.0005		$1.0006	$1.0005	$1.0000		$1.0006		$1.0002	$1.0001

Net investment income(a)	0.0240		0.0446	0.0100	–	(b)	0.0004		0.0126	0.0199

Net realized and unrealized gain (loss)	0.0002		–	0.0001	0.0009		(0.0004)		(0.0041)	(0.0003)

Total from investment operations	0.0242		0.0446	0.0101	0.0009		–		0.0085	0.0196

Distributions to shareholders from net investment income	(0.0240)		(0.0447)	(0.0100)	–	(b)	(0.0003)		(0.0081)	(0.0195)

Distributions to shareholders from net realized gains	–		–	– (b)	(0.0004)		(0.0003)		– (b)	– (b)

Total distributions (c)	(0.0240)		(0.0447)	(0.0100)	–		(0.0006)		(0.0081)	(0.0195)

Net asset value, end of period	$1.0007		$1.0005	$1.0006	$1.0005		$1.0000		$1.0006	$1.0002

Total Return(d)	2.42%		4.53%	1.03%	0.11%		(0.06)%		0.81%	1.99%

Net assets, end of period (in 000’s)	$3		$3	$3	$3		$3		$3	$8

Ratio of net expenses to average net assets	0.69	%(e)	0.68%	0.53%	0.11%		0.26	%(e)	0.64%	0.63%

Ratio of total expenses to average net assets	0.75	%(e)	0.68%	0.69%	0.69%		0.69	%(e)	0.68%	0.68%

Ratio of net investment income to average net assets	4.80	%(e)	4.47%	1.01%	–	%(f)	0.03	%(e)	1.26%	1.99%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

70	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Money Market Fund

	Preferred Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021			2020	2019

Per Share Data

Net asset value, beginning of period	$1.0003		$1.0006	$1.0006	$1.0008	$1.0011		$1.0006	$1.0002

Net investment income(a)	0.0259		0.0486	0.0128	0.0001	–	(b)	0.0136	0.0231

Net realized and unrealized gain (loss)	0.0002		(0.0004)	–	0.0002	(0.0001)		(0.0021)	0.0008

Total from investment operations	0.0261		0.0482	0.0128	0.0003	(0.0001)		0.0115	0.0239

Distributions to shareholders from net investment income	(0.0259)		(0.0485)	(0.0128)	(0.0001)	–	(b)	(0.0110)	(0.0235)

Distributions to shareholders from net realized gains	–		–	– (b)	(0.0004)	(0.0002)		– (b)	– (b)

Total distributions (c)	(0.0259)		(0.0485)	(0.0128)	(0.0005)	(0.0002)		(0.0110)	(0.0235)

Net asset value, end of period	$1.0005		$1.0003	$1.0006	$1.0006	$1.0008		$1.0011	$1.0006

Total Return(d)	2.63%		4.93%	1.29%	0.04%	(0.03)%		1.15%	2.41%

Net assets, end of period (in 000’s)	$72		$70	$67	$66	$66		$1,919	$4,901

Ratio of net expenses to average net assets	0.28	%(e)	0.28%	0.25%	0.11%	0.24	%(e)	0.25%	0.23%

Ratio of total expenses to average net assets	0.34	%(e)	0.28%	0.29%	0.29%	0.29	%(e)	0.28%	0.28%

Ratio of net investment income (loss) to average net assets	5.19	%(e)	4.86%	1.29%	0.01%	(0.05	)%(e)	1.35%	2.31%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	71

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Money Market Fund

	Select Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021			2020	2019

Per Share Data

Net asset value, beginning of period	$0.9999		$1.0002	$1.0004	$1.0007	$1.0009		$1.0006	$1.0003

Net investment income(a)	0.0263		0.0505	0.0133	0.0001	–	(b)	0.0163	0.0240

Net realized and unrealized gain (loss)	0.0003		(0.0016)	(0.0002)	0.0002	–		(0.0043)	0.0005

Total from investment operations	0.0266		0.0489	0.0131	0.0003	–	(b)	0.0120	0.0245

Distributions to shareholders from net investment income	(0.0263)		(0.0492)	(0.0133)	(0.0001)	–	(b)	(0.0117)	(0.0242)

Distributions to shareholders from net realized gains	–		–	– (b)	(0.0005)	(0.0002)		– (b)	– (b)

Total distributions (c)	(0.0263)		(0.0492)	(0.0133)	(0.0006)	(0.0002)		(0.0117)	(0.0242)

Net asset value, end of period	$1.0002		$0.9999	$1.0002	$1.0004	$1.0007		$1.0009	$1.0006

Total Return(d)	2.67%		5.01%	1.32%	0.03%	(0.01)%		1.20%	2.49%

Net assets, end of period (in 000’s)	$4,944		$4,674	$1,342	$3,702	$2,361		$2,362	$34,943

Ratio of net expenses to average net assets	0.21	%(e)	0.21%	0.19%	0.11%	0.21	%(e)	0.18%	0.16%

Ratio of total expenses to average net assets	0.27	%(e)	0.21%	0.22%	0.22%	0.22	%(e)	0.21%	0.21%

Ratio of net investment income (loss) to average net assets	5.26	%(e)	5.05%	0.87%	0.01%	(0.03	)%(e)	1.63%	2.40%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

72	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Money Market Fund

	Administration Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021			2020	2019

Per Share Data

Net asset value, beginning of period	$1.0002		$1.0004	$1.0004	$1.0007	$1.0010		$1.0005	$1.0003

Net investment income(a)	0.0252		0.0471	0.0117	0.0001	–	(b)	0.0094	0.0214

Net realized and unrealized gain (loss)	0.0002		(0.0003)	–	0.0002	(0.0001)		0.0007	0.0008

Total from investment operations	0.0254		0.0468	0.0117	0.0003	(0.0001)		0.0101	0.0222

Distributions to shareholders from net investment income	(0.0252)		(0.0470)	(0.0117)	(0.0001)	–	(b)	(0.0096)	(0.0220)

Distributions to shareholders from net realized gains	–		–	– (b)	(0.0005)	(0.0002)		– (b)	– (b)

Total distributions (c)	(0.0252)		(0.0470)	(0.0117)	(0.0006)	(0.0002)		(0.0096)	(0.0220)

Net asset value, end of period	$1.0004		$1.0002	$1.0004	$1.0004	$1.0007		$1.0010	$1.0005

Total Return(d)	2.55%		4.79%	1.18%	0.03%	(0.03)%		1.01%	2.25%

Net assets, end of period (in 000’s)	$3,561		$2,887	$2,916	$1,652	$4,270		$4,506	$4,493

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.37%	0.11%	0.24	%(e)	0.38%	0.38%

Ratio of total expenses to average net assets	0.49	%(e)	0.43%	0.44%	0.44%	0.44	%(e)	0.43%	0.43%

Ratio of net investment income (loss) to average net assets	5.03	%(e)	4.71%	1.27%	0.01%	(0.05	)%(e)	0.93%	2.14%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	73

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Prime Obligations Fund

	Institutional Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.0009		$1.0010	$1.0009	$1.0010		$1.0013		$1.0006	$1.0003

Net investment income(a)	0.0264		0.0495	0.0133	–	(b)	–	(b)	0.0130	0.0243

Net realized and unrealized gain (loss)	0.0002		(0.0001)	0.0001	0.0001		(0.0001)		(0.0002)	0.0004

Total from investment operations	0.0266		0.0494	0.0134	(0.0001)		(0.0001)		0.0128	0.0247

Distributions to shareholders from net investment income	(0.0264)		(0.0494)	(0.0133)	–	(b)	–	(b)	(0.0121)	(0.0244)

Distributions to shareholders from net realized gains	–	(b)	(0.0001)	– (b)	(0.0002)		(0.0002)		–	–

Total distributions (c)	(0.0264)		(0.0495)	(0.0133)	(0.0002)		(0.0002)		(0.0121)	(0.0244)

Net asset value, end of period	$1.0011		$1.0009	$1.0010	$1.0009		$1.0010		$1.0013	$1.0006

Total Return(d)	2.67%		5.04%	1.35%	0.01%		(0.01)%		1.28%	2.51%

Net assets, end of period (in 000’s)	$2,906,673		$3,034,065	$2,184,629	$1,110,878		$2,747,965		$4,619,641	$6,122,574

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.18%	0.13%		0.18	%(e)	0.16%	0.13%

Ratio of total expenses to average net assets	0.21	%(e)	0.19%	0.22%	0.20%		0.19	%(e)	0.18%	0.18%

Ratio of net investment income to average net assets	5.27	%(e)	4.95%	1.69%	–	%(f)	–	%(e)(f)	1.30%	2.43%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

74	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Prime Obligations Fund

	Capital Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.0009		$1.0008	$1.0008	$1.0009		$1.0012		$1.0006	$1.0002

Net investment income(a)	0.0256		0.0472	0.0122	–	(b)	–	(b)	0.0108	0.0227

Net realized and unrealized gain (loss)	0.0002		0.0009	–	0.0001		(0.0001)		0.0004	0.0006

Total from investment operations	0.0258		0.0481	0.0122	0.0001		(0.0001)		0.0112	0.0233

Distributions to shareholders from net investment income	(0.0256)		(0.0479)	(0.0122)	–	(b)	–	(b)	(0.0106)	(0.0229)

Distributions to shareholders from net realized gains	–	(b)	(0.0001)	– (b)	(0.0002)		(0.0002)		– (b)	– (b)

Total distributions (c)	(0.0256)		(0.0480)	(0.0122)	(0.0002)		(0.0002)		(0.0106)	(0.0229)

Net asset value, end of period	$1.0011		$1.0009	$1.0008	$1.0008		$1.0009		$1.0012	$1.0006

Total Return(d)	2.60%		4.90%	1.22%	0.01%		(0.03)%		1.12%	2.35%

Net assets, end of period (in 000’s)	$303		$295	$542	$911		$911		$1,014	$6,755

Ratio of net expenses to average net assets	0.33	%(e)	0.33%	0.28%	0.14%		0.23	%(e)	0.31%	0.28%

Ratio of total expenses to average net assets	0.36	%(e)	0.34%	0.37%	0.35%		0.34	%(e)	0.33%	0.33%

Ratio of net investment income (loss) to average net assets	5.12	%(e)	4.72%	0.99%	–	%(f)	(0.05	)%(e)	1.07%	2.27%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	75

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Prime Obligations Fund

	Preferred Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,			For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021			2020	2019

Per Share Data

Net asset value, beginning of period	$1.0007		$1.0007	$1.0007	$1.0008	$1.0010		$1.0004	$1.0001

Net investment income (loss)(a)	0.0258		0.0454	0.0125	(0.0002)	–	(b)	0.0111	0.0233

Net realized and unrealized gain (loss)	0.0001		0.0030	–	0.0003	(0.0001)		0.0006	0.0004

Total from investment operations	0.0259		0.0484	0.0125	0.0001	(0.0001)		0.0117	0.0237

Distributions to shareholders from net investment income	(0.0258)		(0.0484)	(0.0125)	–	–	(b)	(0.0111)	(0.0234)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	(0.0002)	(0.0001)		– (b)	– (b)

Total distributions (c)	(0.0258)		(0.0484)	(0.0125)	(0.0002)	(0.0001)		(0.0111)	(0.0234)

Net asset value, end of period	$1.0008		$1.0007	$1.0007	$1.0007	$1.0008		$1.0010	$1.0004

Total Return(d)	2.61%		4.95%	1.26%	0.01%	(0.02)%		1.16%	2.41%

Net assets, end of period (in 000’s)	$12		$12	$14	$14	$3,364		$3,365	$2,839

Ratio of net expenses to average net assets	0.28	%(e)	0.28%	0.26%	0.14%	0.22	%(e)	0.26%	0.23%

Ratio of total expenses to average net assets	0.31	%(e)	0.29%	0.32%	0.30%	0.29	%(e)	0.28%	0.28%

Ratio of net investment income (loss) to average net assets	5.16	%(e)	4.54%	1.23%	(0.02)%	(0.05	)%(e)	1.11%	2.33%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

76	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Prime Obligations Fund

	Select Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.0008		$1.0008	$1.0008	$1.0010		$1.0012		$1.0004	$1.0002

Net investment income (loss)(a)	0.0262		0.0492	0.0131	(0.0001)		–	(b)	0.0120	0.0241

Net realized and unrealized gain	0.0002		–	–	0.0001		–	(b)	0.0006	0.0002

Total from investment operations	0.0264		0.0492	0.0131	–		–	(b)	0.0126	0.0243

Distributions to shareholders from net investment income	(0.0262)		(0.0491)	(0.0131)	–		–	(b)	(0.0118)	(0.0241)

Distributions to shareholders from net realized gains	–	(b)	(0.0001)	– (b)	(0.0002)		(0.0002)		– (b)	– (b)

Total distributions (c)	(0.0262)		(0.0492)	(0.0131)	(0.0002)		(0.0002)		(0.0118)	(0.0241)

Net asset value, end of period	$1.0010		$1.0008	$1.0008	$1.0008		$1.0010		$1.0012	$1.0004

Total Return(d)	2.66%		5.02%	1.31%	–	%(e)	(0.01)%		1.25%	2.48%

Net assets, end of period (in 000’s)	$7,136		$9,696	$8,997	$7,895		$38,230		$76,327	$98,996

Ratio of net expenses to average net assets	0.21	%(f)	0.21%	0.21%	0.14%		0.20	%(f)	0.19%	0.16%

Ratio of total expenses to average net assets	0.24	%(f)	0.22%	0.25%	0.23%		0.22	%(f)	0.21%	0.21%

Ratio of net investment income (loss) to average net assets	5.25	%(f)	4.92%	1.42%	(0.01)%		(0.02	)%(f)	1.19%	2.41%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	77

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Prime Obligations Fund

	Administration Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.0009		$1.0009	$1.0008	$1.0010		$1.0012		$1.0005	$1.0002

Net investment income (loss)(a)	0.0251		0.0469	0.0115	(0.0002)		–	(b)	0.0121	0.0222

Net realized and unrealized gain (loss)	0.0002		0.0001	0.0001	0.0002		–	(b)	(0.0017)	– (b)

Total from investment operations	0.0253		0.0470	0.0116	–		–	(b)	0.0104	0.0222

Distributions to shareholders from net investment income	(0.0251)		(0.0469)	(0.0115)	–		–	(b)	(0.0097)	(0.0219)

Distributions to shareholders from net realized gains	–	(b)	(0.0001)	– (b)	(0.0002)		(0.0002)		– (b)	– (b)

Total distributions (c)	(0.0251)		(0.0470)	(0.0115)	(0.0002)		(0.0002)		(0.0097)	(0.0219)

Net asset value, end of period	$1.0011		$1.0009	$1.0009	$1.0008		$1.0010		$1.0012	$1.0005

Total Return(d)	2.55%		4.79%	1.16%	–	%(e)	(0.02)%		1.03%	2.25%

Net assets, end of period (in 000’s)	$6,755		$6,587	$6,306	$5,407		$81,920		$8,736	$9,748

Ratio of net expenses to average net assets	0.43	%(f)	0.43%	0.37%	0.14%		0.21	%(f)	0.41%	0.38%

Ratio of total expenses to average net assets	0.46	%(f)	0.44%	0.47%	0.45%		0.44	%(f)	0.43%	0.43%

Ratio of net investment income (loss) to average net assets	5.02	%(f)	4.69%	1.16%	(0.02)%		(0.04	)%(f)	1.21%	2.22%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

78	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Prime Obligations Fund

	Drexel Hamilton Class Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Period Ended August 31, 2020(a)
			2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.0009		$1.0008	$1.0008	$1.0010		$1.0012		$1.0006

Net investment income (loss)(b)	0.0264		0.0489	0.0133	(0.0001)		–	(c)	0.0080

Net realized and unrealized gain	0.0002		0.0007	–	0.0001		–		0.0042

Total from investment operations	0.0266		0.0496	0.0133	–		–	(c)	0.0122

Distributions to shareholders from net investment income	(0.0264)		(0.0494)	(0.0133)	–	(c)	–	(c)	(0.0116)

Distributions to shareholders from net realized gains	–	(c)	(0.0001)	– (c)	(0.0002)		(0.0002)		–	(c)

Total distributions (d)	(0.0264)		(0.0495)	(0.0133)	(0.0002)		(0.0002)		(0.0116)

Net asset value, end of period	$1.0011		$1.0009	$1.0008	$1.0008		$1.0010		$1.0012

Total Return(e)	2.66%		5.06%	1.34%	–	%(f)	–	%(f)	1.22%

Net assets, end of period (in 000’s)	$7,239		$139	$24,870	$30,880		$100,884		$100,044

Ratio of net expenses to average net assets	0.18	%(g)	0.18%	0.18%	0.13%		0.18	%(g)	0.16	%(g)

Ratio of total expenses to average net assets	0.21	%(g)	0.19%	0.22%	0.20%		0.19	%(g)	0.18	%(g)

Ratio of net investment income (loss) to average net assets	5.23	%(g)	4.88%	1.41%	(0.01)%		(0.01	)%(g)	0.78	%(g)

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Commenced operations on September 9, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Amount is less than 0.005%.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.	79

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Class D Shares

	Six Months Ended May 31, 2024 (Unaudited)		Period Ended November 30, 2023(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00

Net investment income(b)	0.026		0.041

Net realized gain	–	(c)	–

Total from investment operations	0.026		0.041

Distributions to shareholders from net investment income	(0.026)		(0.041)

Distributions to shareholders from net realized gains	–	(c)	–	(c)

Total distributions (d)	(0.026)		(0.041)

Net asset value, end of period	$1.00		$1.00

Total Return(e)	2.62%		4.14%

Net assets, end of period (in 000’s)	$32,832		$28,025

Ratio of net expenses to average net assets	0.20	%(f)	0.24	%(f)

Ratio of net investment income to average net assets	5.18	%(f)	5.96	%(f)

(a)	Commenced operations on January 31, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

80	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Institutional Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.026		0.047	0.011	–	(b)	–	(b)	0.007	0.021

Net realized gain	–	(b)	0.001	– (b)	–	(b)	–	(b)	0.002	– (b)

Total from investment operations	0.026		0.048	0.011	–	(b)	–	(b)	0.009	0.021

Distributions to shareholders from net investment income	(0.026)		(0.048)	(0.011)	–	(b)	–	(b)	(0.009)	(0.021)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.026)		(0.048)	(0.011)	–	(b)	–	(b)	(0.009)	(0.021)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.62%		4.84%	1.14%	0.01%		–	%(e)	0.95%	2.16%

Net assets, end of period (in 000’s)	$75,534,495		$79,002,981	$92,045,963	$101,041,091		$75,892,232		$84,038,158	$51,789,901

Ratio of net expenses to average net assets	0.20	%(f)	0.20%	0.17%	0.07%		0.16	%(f)	0.20%	0.20%

Ratio of total expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.20%		0.20	%(f)	0.20%	0.20%

Ratio of net investment income to average net assets	5.18	%(f)	4.75%	1.11%	0.01%		–	%(e)(f)	0.71%	2.11%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	81

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Capital Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.045	0.010	–	(b)	–	(b)	0.009	0.020

Net realized gain (loss)	–	(b)	0.001	– (b)	–	(b)	–	(b)	(0.001)	– (b)

Total from investment operations	0.025		0.046	0.010	–	(b)	–	(b)	0.008	0.020

Distributions to shareholders from net investment income	(0.025)		(0.046)	(0.010)	–	(b)	–	(b)	(0.008)	(0.020)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.025)		(0.046)	(0.010)	–	(b)	–	(b)	(0.008)	(0.020)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.54%		4.68%	1.03%	0.01%		–	%(e)	0.82%	2.01%

Net assets, end of period (in 000’s)	$493,702		$520,343	$957,608	$826,871		$675,659		$725,405	$766,401

Ratio of net expenses to average net assets	0.35	%(f)	0.35%	0.27%	0.07%		0.16	%(f)	0.33%	0.35%

Ratio of total expenses to average net assets	0.35	%(f)	0.35%	0.35%	0.35%		0.35	%(f)	0.35%	0.35%

Ratio of net investment income to average net assets	5.03	%(f)	4.50%	1.09%	0.01%		–	%(e)(f)	0.85%	1.98%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

82	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Service Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.023		0.042	0.008	–	(b)	–	(b)	0.003	0.016

Net realized gain	–	(b)	0.001	– (b)	–	(b)	–	(b)	0.003	– (b)

Total from investment operations	0.023		0.043	0.008	–	(b)	–	(b)	0.006	0.016

Distributions to shareholders from net investment income	(0.023)		(0.043)	(0.008)	–	(b)	–	(b)	(0.006)	(0.016)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.023)		(0.043)	(0.008)	–	(b)	–	(b)	(0.006)	(0.016)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.37%		4.32%	0.82%	0.01%		–	%(e)	0.60%	1.65%

Net assets, end of period (in 000’s)	$1,143,975		$698,078	$912,338	$1,569,931		$122,542		$116,172	$26,723

Ratio of net expenses to average net assets	0.70	%(f)	0.70%	0.47%	0.07%		0.16	%(f)	0.41%	0.70%

Ratio of total expenses to average net assets	0.70	%(f)	0.70%	0.70%	0.70%		0.70	%(f)	0.70%	0.70%

Ratio of net investment income to average net assets	4.68	%(f)	4.20%	0.69%	0.01%		–	%(e)(f)	0.28%	1.60%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	83

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Preferred Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.048	0.011	–	(b)	–	(b)	0.007	0.020

Net realized gain (loss)	–	(b)	(0.001)	– (b)	–	(b)	–	(b)	0.002	– (b)

Total from investment operations	0.025		0.047	0.011	–	(b)	–	(b)	0.009	0.020

Distributions to shareholders from net investment income	(0.025)		(0.047)	(0.011)	–	(b)	–	(b)	(0.009)	(0.020)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	–	– (b)

Total distributions (c)	(0.025)		(0.047)	(0.011)	–	(b)	–	(b)	(0.009)	(0.020)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.57%		4.73%	1.07%	0.01%		–	%(e)	0.86%	2.06%

Net assets, end of period (in 000’s)	$59,770		$63,099	$36,610	$78,191		$137,607		$113,769	$92,406

Ratio of net expenses to average net assets	0.30	%(f)	0.30%	0.24%	0.07%		0.16	%(f)	0.29%	0.30%

Ratio of total expenses to average net assets	0.30	%(f)	0.30%	0.30%	0.30%		0.30	%(f)	0.30%	0.30%

Ratio of net investment income to average net assets	5.08	%(f)	4.80%	0.99%	–	%(e)	–	%(e)(f)	0.68%	2.02%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

84	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Select Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.026		0.048	0.011	–	(b)	–	(b)	0.006	0.021

Net realized gain (loss)	–	(b)	(0.001)	– (b)	–	(b)	–	(b)	0.003	– (b)

Total from investment operations	0.026		0.047	0.011	–	(b)	–	(b)	0.009	0.021

Distributions to shareholders from net investment income	(0.026)		(0.047)	(0.011)	–	(b)	–	(b)	(0.009)	(0.021)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.026)		(0.047)	(0.011)	–	(b)	–	(b)	(0.009)	(0.021)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.61%		4.81%	1.12%	0.01%		–	%(e)	0.92%	2.13%

Net assets, end of period (in 000’s)	$418,720		$590,745	$444,262	$208,542		$336,761		$495,422	$141,728

Ratio of net expenses to average net assets	0.23	%(f)	0.23%	0.19%	0.07%		0.16	%(f)	0.23%	0.23%

Ratio of total expenses to average net assets	0.23	%(f)	0.23%	0.23%	0.23%		0.23	%(f)	0.23%	0.23%

Ratio of net investment income to average net assets	5.16	%(f)	4.80%	1.38%	0.01%		–	%(e)(f)	0.60%	2.09%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	85

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Administration Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.045	0.010	–	(b)	–	(b)	0.008	0.019

Net realized gain	–	(b)	–	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total from investment operations	0.025		0.045	0.010	–	(b)	–	(b)	0.008	0.019

Distributions to shareholders from net investment income	(0.025)		(0.045)	(0.010)	–	(b)	–	(b)	(0.008)	(0.019)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.025)		(0.045)	(0.010)	–	(b)	–	(b)	(0.008)	(0.019)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.49%		4.58%	0.96%	0.01%		–	%(e)	0.75%	1.91%

Net assets, end of period (in 000’s)	$1,918,448		$2,199,709	$2,188,569	$2,038,029		$1,578,689		$1,493,968	$1,716,942

Ratio of net expenses to average net assets	0.45	%(f)	0.45%	0.34%	0.07%		0.16	%(f)	0.40%	0.45%

Ratio of total expenses to average net assets	0.45	%(f)	0.45%	0.45%	0.45%		0.45	%(f)	0.45%	0.45%

Ratio of net investment income to average net assets	4.93	%(f)	4.49%	0.95%	0.01%		–	%(e)(f)	0.72%	1.86%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

86	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Cash Management Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.022		0.040	0.007	–	(b)	–	(b)	0.004	0.014

Net realized loss	–	(b)	–	– (b)	–	(b)	–	(b)	– (b)	(0.001)

Total from investment operations	0.022		0.040	0.007	–	(b)	–	(b)	0.004	0.013

Distributions to shareholders from net investment income	(0.022)		(0.040)	(0.007)	–	(b)	–	(b)	(0.004)	(0.013)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.022)		(0.040)	(0.007)	–	(b)	–	(b)	(0.004)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.21%		4.01%	0.66%	0.01%		–	%(e)	0.43%	1.35%

Net assets, end of period (in 000’s)	$41,740		$31,043	$6,964	$11,716		$9,744		$10,781	$12,515

Ratio of net expenses to average net assets	1.00	%(f)	1.00%	0.54%	0.07%		0.16	%(f)	0.73%	1.00%

Ratio of total expenses to average net assets	1.00	%(f)	1.00%	1.00%	1.00%		1.00	%(f)	1.00%	1.00%

Ratio of net investment income to average net assets	4.38	%(f)	3.99%	0.31%	0.01%		–	%(e)(f)	0.40%	1.36%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	87

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Premier Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.024		0.046	0.009	–	(b)	–	(b)	0.007	0.018

Net realized loss	–	(b)	(0.002)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total from investment operations	0.024		0.044	0.009	–	(b)	–	(b)	0.007	0.018

Distributions to shareholders from net investment income	(0.024)		(0.044)	(0.009)	–	(b)	–	(b)	(0.007)	(0.018)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.024)		(0.044)	(0.009)	–	(b)	–	(b)	(0.007)	(0.018)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.44%		4.47%	0.90%	0.01%		–	%(e)	0.69%	1.80%

Net assets, end of period (in 000’s)	$779,126		$694,503	$215,864	$204,641		$162,524		$161,117	$151,939

Ratio of net expenses to average net assets	0.55	%(f)	0.55%	0.39%	0.07%		0.16	%(f)	0.45%	0.55%

Ratio of total expenses to average net assets	0.55	%(f)	0.55%	0.55%	0.55%		0.55	%(f)	0.55%	0.55%

Ratio of net investment income to average net assets	4.83	%(f)	4.59%	0.87%	0.01%		–	%(e)(f)	0.65%	1.76%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

88	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Loop Class Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,		Period Ended November 30, 2021(a)
			2023	2022

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(b)	0.026		0.046	0.011	–	(c)

Net realized gain	–	(c)	0.002	– (c)	–	(c)

Total from investment operations	0.026		0.048	0.011	–	(c)

Distributions to shareholders from net investment income	(0.026)		(0.048)	(0.011)	–	(c)

Distributions to shareholders from net realized gains	–	(c)	– (c)	– (c)	–	(c)

Total distributions (d)	(0.026)		(0.048)	(0.011)	–	(c)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total Return(e)	2.62%		4.84%	1.14%	0.01%

Net assets, end of period (in 000’s)	$41,676		$41,599	$152,101	$200,012

Ratio of net expenses to average net assets	0.20	%(f)	0.20%	0.17%	0.07	%(f)

Ratio of total expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.20	%(f)

Ratio of net investment income to average net assets	5.18	%(f)	4.60%	1.08%	0.01	%(f)

(a)	Commenced operations on August 23, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	89

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Seelaus Class Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,		Period Ended November 30, 2021(a)
			2023	2022

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(b)	0.026		0.052	0.011	–	(c)

Net realized loss	–	(c)	(0.004)	– (c)	–	(c)

Total from investment operations	0.026		0.048	0.011	–	(c)

Distributions to shareholders from net investment income	(0.026)		(0.048)	(0.011)	–	(c)

Distributions to shareholders from net realized gains	–	(c)	–	– (c)	–	(c)

Total distributions (d)	(0.026)		(0.048)	(0.011)	–	(c)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total Return(e)	2.62%		4.84%	1.14%	0.01%

Net assets, end of period (in 000’s)	$11		$12,094	$10	$10

Ratio of net expenses to average net assets	0.20	%(f)	0.20%	0.17%	0.07	%(f)

Ratio of total expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.20	%(f)

Ratio of net investment income to average net assets	5.21	%(f)	5.17%	1.15%	0.03	%(f)

(a)	Commenced operations on August 23, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

90	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Institutional Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.026		0.048	0.012	–	(b)	–	(b)	0.007	0.022

Net realized gain	–	(b)	–	– (b)	–	(b)	–	(b)	0.002	– (b)

Total from investment operations	0.026		0.048	0.012	–	(b)	–	(b)	0.009	0.022

Distributions to shareholders from net investment income	(0.026)		(0.048)	(0.012)	–	(b)	–	(b)	(0.009)	(0.022)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.026)		(0.048)	(0.012)	–	(b)	–	(b)	(0.009)	(0.022)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.63%		4.91%	1.24%	0.02%		–	%(e)	0.94%	2.20%

Net assets, end of period (in 000’s)	$35,579,381		$44,096,664	$39,033,144	$21,699,895		$34,576,104		$22,518,304	$12,649,125

Ratio of net expenses to average net assets	0.20	%(f)	0.20%	0.18%	0.07%		0.15	%(f)	0.20%	0.20%

Ratio of total expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.20%		0.20	%(f)	0.20%	0.20%

Ratio of net investment income to average net assets	5.19	%(f)	4.80%	1.56%	0.01%		0.01	%(f)	0.68%	2.17%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	91

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Capital Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.047	0.011	–	(b)	–	(b)	0.007	0.020

Net realized gain (loss)	–	(b)	(0.001)	– (b)	–	(b)	–	(b)	0.001	– (b)

Total from investment operations	0.025		0.046	0.011	–	(b)	–	(b)	0.008	0.020

Distributions to shareholders from net investment income	(0.025)		(0.046)	(0.011)	–	(b)	–	(b)	(0.008)	(0.020)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.025)		(0.046)	(0.011)	–	(b)	–	(b)	(0.008)	(0.020)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.55%		4.75%	1.13%	0.02%		–	%(e)	0.80%	2.05%

Net assets, end of period (in 000’s)	$1,287,962		$1,089,014	$743,723	$371,230		$330,016		$372,260	$390,680

Ratio of net expenses to average net assets	0.35	%(f)	0.35%	0.29%	0.07%		0.15	%(f)	0.34%	0.35%

Ratio of total expenses to average net assets	0.35	%(f)	0.35%	0.35%	0.35%		0.35	%(f)	0.35%	0.35%

Ratio of net investment income to average net assets	5.04	%(f)	4.72%	1.29%	0.01%		–	%(e)(f)	0.74%	2.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

92	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Service Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.023		0.043	0.009	–	(b)	–	(b)	0.006	0.017

Net realized gain	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total from investment operations	0.023		0.043	0.009	–	(b)	–	(b)	0.006	0.017

Distributions to shareholders from net investment income	(0.023)		(0.043)	(0.009)	–	(b)	–	(b)	(0.006)	(0.017)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.023)		(0.043)	(0.009)	–	(b)	–	(b)	(0.006)	(0.017)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.37%		4.39%	0.92%	0.02%		–	%(e)	0.59%	1.69%

Net assets, end of period (in 000’s)	$1,647,447		$1,535,201	$1,408,940	$1,703,918		$911,413		$937,649	$936,398

Ratio of net expenses to average net assets	0.70	%(f)	0.70%	0.50%	0.07%		0.15	%(f)	0.55%	0.70%

Ratio of total expenses to average net assets	0.70	%(f)	0.70%	0.70%	0.70%		0.70	%(f)	0.70%	0.70%

Ratio of net investment income to average net assets	4.69	%(f)	4.30%	0.89%	0.01%		–	%(e)(f)	0.55%	1.67%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	93

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Preferred Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.047	0.012	–	(b)	–	(b)	0.008	0.021

Net realized gain	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total from investment operations	0.025		0.047	0.012	–	(b)	–	(b)	0.008	0.021

Distributions to shareholders from net investment income	(0.025)		(0.047)	(0.012)	–	(b)	–	(b)	(0.008)	(0.021)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.025)		(0.047)	(0.012)	–	(b)	–	(b)	(0.008)	(0.021)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.58%		4.81%	1.17%	0.02%		–	%(e)	0.84%	2.10%

Net assets, end of period (in 000’s)	$776,714		$1,064,306	$682,319	$500,987		$440,733		$771,943	$461,459

Ratio of net expenses to average net assets	0.30	%(f)	0.30%	0.25%	0.07%		0.15	%(f)	0.30%	0.30%

Ratio of total expenses to average net assets	0.30	%(f)	0.30%	0.30%	0.30%		0.30	%(f)	0.30%	0.30%

Ratio of net investment income (loss) to average net assets	5.09	%(f)	4.73%	1.27%	0.01%		(0.01	)%(f)	0.76%	2.08%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

94	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Select Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.026		0.047	0.012	–	(b)	–	(b)	0.007	0.021

Net realized gain	–	(b)	0.001	– (b)	–	(b)	–	(b)	0.002	– (b)

Total from investment operations	0.026		0.048	0.012	–	(b)	–	(b)	0.009	0.021

Distributions to shareholders from net investment income	(0.026)		(0.048)	(0.012)	–	(b)	–	(b)	(0.009)	(0.021)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.026)		(0.048)	(0.012)	–	(b)	–	(b)	(0.009)	(0.021)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.61%		4.88%	1.22%	0.02%		–	%(e)	0.91%	2.17%

Net assets, end of period (in 000’s)	$88,278		$240,995	$163,715	$87,703		$213,174		$178,351	$50,890

Ratio of net expenses to average net assets	0.23	%(f)	0.23%	0.20%	0.07%		0.15	%(f)	0.23%	0.23%

Ratio of total expenses to average net assets	0.23	%(f)	0.23%	0.23%	0.23%		0.23	%(f)	0.23%	0.23%

Ratio of net investment income to average net assets	5.17	%(f)	4.71%	1.48%	0.01%		–	%(e)(f)	0.70%	2.08%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	95

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Administration Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.046	0.011	–	(b)	–	(b)	0.007	0.019

Net realized loss	–	(b)	(0.001)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total from investment operations	0.025		0.045	0.011	–	(b)	–	(b)	0.007	0.019

Distributions to shareholders from net investment income	(0.025)		(0.045)	(0.011)	–	(b)	–	(b)	(0.007)	(0.019)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.025)		(0.045)	(0.011)	–	(b)	–	(b)	(0.007)	(0.019)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.50%		4.65%	1.06%	0.02%		–	%(e)	0.73%	1.95%

Net assets, end of period (in 000’s)	$1,966,108		$2,294,770	$1,986,064	$2,923,435		$2,380,299		$2,088,737	$2,034,113

Ratio of net expenses to average net assets	0.45	%(f)	0.45%	0.36%	0.07%		0.15	%(f)	0.40%	0.45%

Ratio of total expenses to average net assets	0.45	%(f)	0.45%	0.45%	0.45%		0.45	%(f)	0.45%	0.45%

Ratio of net investment income to average net assets	4.94	%(f)	4.56%	1.15%	0.01%		–	%(e)(f)	0.65%	1.91%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

96	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Cash Management Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.022		0.038	0.008	–	(b)	–	(b)	0.003	0.013

Net realized gain	–	(b)	0.002	– (b)	–	(b)	–	(b)	0.001	0.001

Total from investment operations	0.022		0.040	0.008	–	(b)	–	(b)	0.004	0.014

Distributions to shareholders from net investment income	(0.022)		(0.040)	(0.008)	–	(b)	–	(b)	(0.004)	(0.014)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.022)		(0.040)	(0.008)	–		–		(0.004)	(0.014)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.22%		4.08%	0.76%	0.02%		–	%(e)	0.43%	1.39%

Net assets, end of period (in 000’s)	$22,030		$14,974	$28,115	$29,933		$20,187		$13,015	$22,364

Ratio of net expenses to average net assets	1.00	%(f)	1.00%	0.63%	0.07%		0.15	%(f)	0.68%	1.00%

Ratio of total expenses to average net assets	1.00	%(f)	1.00%	1.00%	1.00%		1.00	%(f)	1.00%	1.00%

Ratio of net investment income to average net assets	4.39	%(f)	3.82%	0.60%	0.01%		0.01	%(f)	0.35%	1.29%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	97

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Premier Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.024		0.044	0.010	–	(b)	–	(b)	0.006	0.018

Net realized gain	–	(b)	–	– (b)	–	(b)	–	(b)	0.001	– (b)

Total from investment operations	0.024		0.044	0.010	–	(b)	–	(b)	0.007	0.018

Distributions to shareholders from net investment income	(0.024)		(0.044)	(0.010)	–	(b)	–	(b)	(0.007)	(0.018)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.024)		(0.044)	(0.010)	–	(b)	–	(b)	(0.007)	(0.018)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.45%		4.55%	1.00%	0.02%		–	%(e)	0.68%	1.84%

Net assets, end of period (in 000’s)	$13,312		$15,290	$42,003	$13,495		$13,573		$17,568	$17,485

Ratio of net expenses to average net assets	0.55	%(f)	0.55%	0.45%	0.07%		0.15	%(f)	0.46%	0.55%

Ratio of total expenses to average net assets	0.55	%(f)	0.55%	0.55%	0.55%		0.55	%(f)	0.55%	0.55%

Ratio of net investment income to average net assets	4.84	%(f)	4.38%	1.45%	0.01%		–	%(e)(f)	0.62%	1.82%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

98	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Resource Shares

	Six Months Ended		Year Ended November 30,				For the		Year Ended August 31,
	May 31, 2024 (Unaudited)		2023	2022	2021		Period Ended November 30, 2020†		2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.023		0.044	0.009	–	(b)	0.001		0.006	0.016

Net realized loss	–	(b)	(0.002)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total from investment operations	0.023		0.042	0.009	–	(b)	0.001		0.006	0.016

Distributions to shareholders from net investment income	(0.023)		(0.042)	(0.009)	–	(b)	(0.001)		(0.006)	(0.016)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.023)		(0.042)	(0.009)	–	(b)	(0.001)		(0.006)	(0.016)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.30%		4.23%	0.83%	0.02%		–	%(e)	0.51%	1.54%

Net assets, end of period (in 000’s)	$16,674		$11,752	$1	$1		$1		$1	$1

Ratio of net expenses to average net assets	0.85	%(f)	0.85%	0.35%	0.07%		0.15	%(f)	0.39%	0.56%

Ratio of total expenses to average net assets	0.85	%(f)	0.85%	0.85%	0.85%		0.85	%(f)	0.85%	0.85%

Ratio of net investment income to average net assets	4.54	%(f)	4.38%	0.88%	0.03%		0.34	%(f)	0.59%	1.59%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	99

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Institutional Shares

	Six Months Ended		Year Ended November 30,				For the		Year Ended August 31,
	May 31, 2024 (Unaudited)		2023	2022	2021		Period Ended November 30, 2020†		2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.026		0.048	0.012	–	(b)	–	(b)	0.007	0.021

Net realized gain	–	(b)	– (b)	– (b)	–	(b)	–	(b)	0.003	– (b)

Total from investment operations	0.026		0.048	0.012	–	(b)	–	(b)	0.010	0.021

Distributions to shareholders from net investment income	(0.026)		(0.048)	(0.012)	–	(b)	–	(b)	(0.010)	(0.021)
Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.026)		(0.048)	(0.012)	–	(b)	–	(b)	(0.010)	(0.021)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.63%		4.91%	1.24%	0.01%		–	%(e)	0.96%	2.17%

Net assets, end of period (in 000’s)	$12,454,937		$13,623,371	$14,341,376	$9,632,239		$10,518,867		$11,543,913	$7,395,030

Ratio of net expenses to average net assets	0.20	%(f)	0.20%	0.17%	0.09%		0.17	%(f)	0.20%	0.20%

Ratio of total expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.20%		0.20	%(f)	0.20%	0.20%

Ratio of net investment income to average net assets	5.19	%(f)	4.82%	1.41%	–	%(e)	–	%(e)(f)	0.70%	2.11%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

100	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Capital Shares

	Six Months Ended		Year Ended November 30,				For the		Year Ended August 31,
	May 31, 2024 (Unaudited)		2023	2022	2021		Period Ended November 30, 2020†		2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.046	0.011	–	(b)	–	(b)	0.007	0.020

Net realized gain	–	(b)	– (b)	– (b)	–	(b)	–	(b)	0.001	– (b)

Total from investment operations	0.025		0.046	0.011	–	(b)	–	(b)	0.008	0.020

Distributions to shareholders from net investment income	(0.025)		(0.046)	(0.011)	–	(b)	–	(b)	(0.008)	(0.020)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.025)		(0.046)	(0.011)	–	(b)	–	(b)	(0.008)	(0.020)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.56%		4.76%	1.13%	0.01%		–	%(e)	0.83%	2.02%

Net assets, end of period (in 000’s)	$187,698		$164,197	$206,167	$243,876		$234,344		$201,227	$162,212

Ratio of net expenses to average net assets	0.35	%(f)	0.35%	0.27%	0.09%		0.17	%(f)	0.32%	0.35%

Ratio of total expenses to average net assets	0.35	%(f)	0.35%	0.35%	0.35%		0.35	%(f)	0.35%	0.35%

Ratio of net investment income to average net assets	5.04	%(f)	4.60%	0.94%	–	%(e)	–	%(e)(f)	0.65%	1.97%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	101

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Service Shares

	Six Months Ended		Year Ended November 30,				For the		Year Ended August 31,
	May 31, 2024 (Unaudited)		2023	2022	2021		Period Ended November 30, 2020†		2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.023		0.045	0.009	–	(b)	–	(b)	0.005	0.016

Net realized gain	–	(b)	– (b)	– (b)	–	(b)	–	(b)	0.001	– (b)

Total from investment operations	0.023		0.045	0.009	–	(b)	–	(b)	0.006	0.016

Distributions to shareholders from net investment income	(0.023)		(0.043)	(0.009)	–	(b)	–	(b)	(0.006)	(0.016)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.023)		(0.043)	(0.009)	–	(b)	–	(b)	(0.006)	(0.016)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.38%		4.39%	0.91%	0.01%		–	%(e)	0.62%	1.66%

Net assets, end of period (in 000’s)	$458,252		$418,452	$158,102	$233,842		$240,184		$208,499	$124,910

Ratio of net expenses to average net assets	0.70	%(f)	0.70%	0.45%	0.09%		0.17	%(f)	0.50%	0.70%

Ratio of total expenses to average net assets	0.70	%(f)	0.70%	0.70%	0.70%		0.70	%(f)	0.70%	0.70%

Ratio of net investment income to average net assets	4.69	%(f)	4.45%	0.81%	–	%(e)	–	%(e)(f)	0.47%	1.60%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

102	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Preferred Shares

	Six Months Ended		Year Ended November 30,				For the		Year Ended August 31,
	May 31, 2024 (Unaudited)		2023	2022	2021		Period Ended November 30, 2020†		2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.047	0.012	–	(b)	–	(b)	0.008	0.020

Net realized gain	–	(b)	– (b)	– (b)	–	(b)	–	(b)	0.001	– (b)

Total from investment operations	0.025		0.047	0.012	–	(b)	–	(b)	0.009	0.020

Distributions to shareholders from net investment income	(0.025)		(0.047)	(0.012)	–	(b)	–	(b)	(0.009)	(0.020)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.025)		(0.047)	(0.012)	–	(b)	–	(b)	(0.009)	(0.020)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.58%		4.81%	1.17%	0.01%		–	%(e)	0.87%	2.07%

Net assets, end of period (in 000’s)	$56,203		$46,330	$64,568	$51,188		$59,340		$52,791	$38,419

Ratio of net expenses to average net assets	0.30	%(f)	0.30%	0.24%	0.09%		0.17	%(f)	0.29%	0.30%

Ratio of total expenses to average net assets	0.30	%(f)	0.30%	0.30%	0.30%		0.30	%(f)	0.30%	0.30%

Ratio of net investment income to average net assets	5.09	%(f)	4.69%	1.14%	–	%(e)	–	%(e)(f)	0.78%	2.04%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	103

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Select Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.026		0.046	0.012	–	(b)	–	(b)	0.009	0.021

Net realized gain	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total from investment operations	0.026		0.046	0.012	–	(b)	–	(b)	0.009	0.021

Distributions to shareholders from net investment income	(0.026)		(0.048)	(0.012)	–	(b)	–	(b)	(0.009)	(0.021)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.026)		(0.048)	(0.012)	–	(b)	–	(b)	(0.009)	(0.021)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.62%		4.88%	1.22%	0.01%		–	%(e)	0.93%	2.14%

Net assets, end of period (in 000’s)	$3,007		$2,039	$10,533	$5,519		$6,547		$7,067	$8,325

Ratio of net expenses to average net assets	0.23	%(f)	0.23%	0.20%	0.09%		0.17	%(f)	0.23%	0.23%

Ratio of total expenses to average net assets	0.23	%(f)	0.23%	0.23%	0.23%		0.23	%(f)	0.23%	0.23%

Ratio of net investment income to average net assets	5.17	%(f)	4.55%	1.51%	–	%(e)	–	%(e)(f)	0.91%	2.07%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

104	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Administration Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.045	0.011	–	(b)	–	(b)	0.006	0.019

Net realized gain	–	(b)	– (b)	– (b)	–	(b)	–	(b)	0.002	– (b)

Total from investment operations	0.025		0.045	0.011	–	(b)	–	(b)	0.008	0.019

Distributions to shareholders from net investment income	(0.025)		(0.045)	(0.011)	–	(b)	–	(b)	(0.008)	(0.019)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.025)		(0.045)	(0.011)	–	(b)	–	(b)	(0.008)	(0.019)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.50%		4.65%	1.06%	0.01%		–	%(e)	0.77%	1.92%

Net assets, end of period (in 000’s)	$783,759		$799,651	$803,909	$375,220		$610,539		$443,470	$473,937

Ratio of net expenses to average net assets	0.45	%(f)	0.45%	0.37%	0.09%		0.17	%(f)	0.38%	0.45%

Ratio of total expenses to average net assets	0.45	%(f)	0.45%	0.45%	0.45%		0.45	%(f)	0.45%	0.45%

Ratio of net investment income to average net assets	4.94	%(f)	4.53%	1.16%	–	%(e)	–	%(e)(f)	0.61%	1.85%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	105

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Cash Management Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.022		0.039	0.008	–	(b)	–	(b)	0.004	0.013

Net realized gain	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total from investment operations	0.022		0.039	0.008	–	(b)	–	(b)	0.004	0.013

Distributions to shareholders from net investment income	(0.022)		(0.040)	(0.008)	–	(b)	–	(b)	(0.004)	(0.013)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.022)		(0.040)	(0.008)	–	(b)	–	(b)	(0.004)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.22%		4.08%	0.76%	0.01%		–	%(e)	0.45%	1.36%

Net assets, end of period (in 000’s)	$257,735		$165,859	$320,794	$371,768		$262,647		$272,981	$223,501

Ratio of net expenses to average net assets	1.00	%(f)	1.00%	0.61%	0.09%		0.17	%(f)	0.70%	1.00%

Ratio of total expenses to average net assets	1.00	%(f)	1.00%	1.00%	1.00%		1.00	%(f)	1.00%	1.00%

Ratio of net investment income to average net assets	4.39	%(f)	3.90%	0.64%	–	%(e)	–	%(e)(f)	0.37%	1.31%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

106	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Premier Shares

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30,				For the Period Ended November 30, 2020†		Year Ended August 31,
			2023	2022	2021				2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.024		0.044	0.010	–	(b)	–	(b)	0.006	0.018

Net realized gain	–	(b)	– (b)	– (b)	–	(b)	–	(b)	0.001	– (b)

Total from investment operations	0.024		0.044	0.010	–	(b)	–	(b)	0.007	0.018

Distributions to shareholders from net investment income	(0.024)		(0.044)	(0.010)	–	(b)	–	(b)	(0.007)	(0.018)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	(b)	–	(b)	– (b)	– (b)

Total distributions (c)	(0.024)		(0.044)	(0.010)	–	(b)	–	(b)	(0.007)	(0.018)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.45%		4.55%	1.00%	0.01%		–	%(e)	0.71%	1.82%

Net assets, end of period (in 000’s)	$72,063		$66,816	$91,667	$122,233		$79,208		$127,497	$161,003

Ratio of net expenses to average net assets	0.55	%(f)	0.55%	0.39%	0.09%		0.17	%(f)	0.45%	0.55%

Ratio of total expenses to average net assets	0.55	%(f)	0.55%	0.55%	0.55%		0.55	%(f)	0.55%	0.55%

Ratio of net investment income to average net assets	4.84	%(f)	4.40%	0.85%	–	%(e)	–	%(e)(f)	0.63%	1.77%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements May 31, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Financial Square Federal Instruments Fund	D, Institutional, Capital, Service, Preferred, Administration and Cash Management	Diversified

Financial Square Government Fund

A, C, D, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, Class R6 Shares, Drexel Hamilton Class Shares, Loop Class Shares and Seelaus Class Shares

Diversified

Financial Square Money Market Fund	Institutional, Service, Preferred, Select and Administration	Diversified

Financial Square Prime Obligations Fund	Institutional, Capital, Preferred, Select, Administration and Drexel Hamilton Class Shares	Diversified

Financial Square Treasury Instruments Fund	D, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Loop Class Shares and Seelaus Class Shares	Diversified

Financial Square Treasury Obligations Fund	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier and Resource	Diversified

Financial Square Treasury Solutions Fund	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, and Premier	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

The following Funds were designated by the Board of Trustees (“Trustees”) as “institutional money market funds” under Rule 2a-7 under the Act: Financial Square Money Market Fund and Financial Square Prime Obligations Fund (the “Institutional Money Market Funds”). Each of the Institutional Money Market Funds must price its shares at a net asset value (“NAV”) reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Institutional Money Market Funds have adopted policies and procedures that allow the Trustees to impose a liquidity fee if the Trustees determine that it is in the best interests of a Fund to do so. In addition, effective October 2, 2024, the Institutional Money Market Funds generally must impose a liquidity fee when net sales of Fund shares exceed certain levels.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Funds, except for the Institutional Money Market Funds, is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Trustees, GSAM evaluates daily the difference between each Fund’s NAV per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The Institutional Money Market Funds’ investment valuation policy is to value its portfolio securities only at market-based values. The market-based

108

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

109

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2024, all investments, other than those held by the Institutional Money Market Funds, are classified as Level 2 of the fair value hierarchy. All investments for the Institutional Money Market Funds are classified as Level 2, with the exception of treasury securities of G7 countries which are generally classified as Level 1. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B. Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital,

110

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended May 31, 2024, Goldman Sachs retained $1,233 in CDSCs with respect to Class C Shares of the Financial Square Government Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F. Other Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least March 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G. Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate is 0.18% for the Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations and Financial Square Treasury Solutions Funds and 0.16% for the Financial Square Government, Financial Square Money Market and Financial Square Prime Obligations Funds. The Transfer Agency Fee is 0.01% for all funds.

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Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Other contractual annualized rates for each of the Funds are as follows:

	Class A Shares(a)	Class C Shares(a)		Capital Shares	Service Shares		Preferred Shares	Select Shares

Administration, Service and/or Shareholder Administration Fees	N/A	0.25%		0.15%	0.25%		0.10%	0.03%

Distribution and/or Service (12b-1) Fees	0.25%	0.75	%(b)	N/A	0.25	%(c)	N/A	N/A

				Administration Shares	Cash Management Shares		Premier Shares	Resource Shares

Administration, Service and/or Shareholder Administration Fees				0.25%	0.50%		0.35%	0.50%

Distribution and/or Service (12b-1) Fees				N/A	0.30	%(b)	N/A	0.15	%(b)

(a)	Financial Square Government Fund only.
(b)	Distribution (12b-1) fee only.
(c)	Service (12b-1) fee only.

N/A Fees not applicable to respective share class.

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the six months ended May 31, 2024, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Other Expense Reimbursements	Total Expense Reductions

Financial Square Government Fund	$ 9	$ 9

Financial Square Money Market Fund	594	594

Financial Square Prime Obligations Fund	345	345

For the six months ended May 31, 2024, the net effective management fee rate was 0.16% for the Financial Square Government Fund, Financial Square Money Market, and Financial Square Prime Obligations, and 0.18% for Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations, and Financial Square Treasury Solutions Funds.

H. Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the six months ended May 31, 2024, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain/(Loss)

Financial Square Federal Instruments Fund	$7,698,151	$—	$—

Financial Square Government Fund	155,079,865	—	—

Financial Square Money Market Fund	—	112,730,000	—

Financial Square Prime Obligations Fund	—	90,690,000	—

Financial Square Treasury Instruments Fund	—	200,185,967	27,129

Financial Square Treasury Obligations Fund	30,092,355	—	—

Financial Square Treasury Solutions Fund	18,702,975	—	—

112

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of May 31, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Capital Shares	Preferred Shares	Service Shares	Seelaus Class Shares

Financial Square Federal Instruments Fund	100%	–%	–%	–%

Financial Square Money Market Fund	–	–	39	–

Financial Square Prime Obligations Fund	–	9	–	–

Financial Square Treasury Instruments Fund	–	–	–	100

I. Line of Credit Facility — As of May 31, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2023, the Funds’ capital loss carryforward and certain timing differences on a tax basis were as follows:

	Federal Instruments Fund	Government Fund	Money Market Fund	Prime Obligations Fund

Capital loss carryforwards:

Perpetual Short-Term	$(493,410)	$(41,163,646)	$(7,334,912)	$—

Timing differences — Dividends Payable	(3,243,748)	(508,531,386)	(1,649,865)	(1,201,249)

		Treasury Instruments Fund	Treasury Obligations Fund	Treasury Solutions Fund

Capital loss carryforwards:

Perpetual Short-Term		$(45,933,266)	$—	$(1,071,449)

Perpetual Long-Term		(1,319,453)	—	—

Total capital loss carryforwards		(47,252,719)	—	(1,071,449)

Timing differences — Dividends Payable		(147,584,859)	(127,941,057)	(24,159,351)

The aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

113

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/ or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect a Fund’s ability to maintain a stable $1.00 share price (or, for the Institutional Money market Funds, can increase the volatility of a Fund’s NAV per share). Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

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GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Financial Square Federal Instruments Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2024 (Unaudited)	November 30, 2023

	Shares	Shares

Class D Shares

Shares sold	672,475	15,623,952

Reinvestment of distributions	32,875	391,900

Shares redeemed	(930,893)	(14,574,660)

	(225,543)	1,441,192

Institutional Shares

Shares sold	6,191,588,393	15,223,542,211

Reinvestment of distributions	111,887,851	202,583,320

Shares redeemed	(5,629,017,525)	(13,786,122,450)

	674,458,719	1,640,003,081

Capital Shares

Shares sold	—	—

Reinvestment of distributions	1,413	3,861

Shares redeemed	—	(78,421)

	1,413	(74,560)

Service Shares

Shares sold	4,278,887	41,384,629

Reinvestment of distributions	138,926	994,836

Shares redeemed	(13,207,058)	(7,533,677)

	(8,789,245)	34,845,788

115

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Federal Instruments Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2024 (Unaudited)	November 30, 2023

	Shares	Shares

Preferred Shares

Shares sold	156,185,484	227,803,873

Reinvestment of distributions	3,212,763	6,556,817

Shares redeemed	(153,761,432)	(301,100,789)

	5,636,815	(66,740,099)

Select Shares

Reinvestment of distributions	—	1,316

Shares redeemed	—	(51,316)

	—	(50,000)

Administration Shares

Shares sold	140,656,180	390,381,509

Reinvestment of distributions	3,226,259	4,246,158

Shares redeemed	(154,270,241)	(291,442,209)

	(10,387,802)	103,185,458

Cash Management Shares

Shares sold	35,970,284	79,075,044

Reinvestment of distributions	485,421	585,183

Shares redeemed	(32,692,969)	(66,370,789)

	3,762,736	13,289,438

NET INCREASE IN SHARES	664,457,093	1,725,847,866

116

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Government Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2024 (Unaudited)	November 30, 2023

	Shares	Shares

Class A Shares

Shares sold	2,699,861,354	3,864,020,769

Reinvestment of distributions	76,955,518	72,665,575

Shares redeemed	(1,785,900,471)	(1,968,192,183)

	990,916,401	1,968,494,161

Class C Shares

Shares sold	997,174	2,342,066

Reinvestment of distributions	110,867	215,966

Shares redeemed	(927,616)	(2,924,360)

	180,425	(366,328)

Class D Shares

Shares sold	99,067,916	222,067,784

Reinvestment of distributions	2,502,503	3,619,467

Shares redeemed	(97,015,251)	(144,062,024)

	4,555,168	81,625,227

Institutional Shares

Shares sold	801,767,202,360	1,709,281,167,244

Reinvestment of distributions	2,674,919,653	5,771,603,696

Shares redeemed	(820,851,460,276)	(1,730,543,918,279)

	(16,409,338,263)	(15,491,147,339)

Capital Shares

Shares sold	7,238,017,364	16,024,764,086

Reinvestment of distributions	16,187,529	33,725,975

Shares redeemed	(7,690,875,503)	(15,289,818,201)

	(436,670,610)	768,671,860

Service Shares

Shares sold	2,767,999,712	4,940,393,679

Reinvestment of distributions	14,939,515	28,851,225

Shares redeemed	(2,914,359,654)	(4,682,860,862)

	(131,420,427)	286,384,042

Preferred Shares

Shares sold	8,845,053,385	6,919,362,284

Reinvestment of distributions	12,297,150	25,590,909

Shares redeemed	(9,018,476,495)	(6,503,214,745)

	(161,125,960)	441,738,448

Select Shares

Shares sold	1,575,683,513	4,424,529,505

Reinvestment of distributions	21,877,464	54,671,621

Shares redeemed	(1,966,608,008)	(4,243,105,221)

	(369,047,031)	236,095,905

117

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Government Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2024 (Unaudited)	November 30, 2023

	Shares	Shares

Administration Shares

Shares sold	20,938,780,549	38,738,042,080

Reinvestment of distributions	58,798,515	102,992,227

Shares redeemed	(20,718,930,497)	(37,952,384,761)

	278,648,567	888,649,546

Cash Management Shares

Shares sold	1,559,371,921	2,061,358,471

Reinvestment of distributions	11,733,624	12,596,239

Shares redeemed	(1,449,337,524)	(1,679,972,433)

	121,768,021	393,982,277

Premier Shares

Shares sold	208,126,008	287,481,937

Reinvestment of distributions	2,654,478	4,785,225

Shares redeemed	(207,493,771)	(537,515,419)

	3,286,715	(245,248,257)

Resource Shares

Shares sold	2,411,802	1,557,257

Reinvestment of distributions	205,528	356,102

Shares redeemed	(1,344,892)	(2,614,239)

	1,272,438	(700,880)

Class R6 Shares

Shares sold	412,083,361	783,381,015

Reinvestment of distributions	9,531,714	13,991,762

Shares redeemed	(355,379,618)	(748,837,643)

	66,235,457	48,535,134

Drexel Hamilton Class Shares

Shares sold	64,399,428,076	99,187,153,689

Reinvestment of distributions	48,477,139	102,468,930

Shares redeemed	(67,388,667,978)	(95,841,074,801)

	(2,940,762,763)	3,448,547,818

Loop Class Shares

Shares sold	17,282,211,227	45,907,230,224

Reinvestment of distributions	43,891,789	92,450,535

Shares redeemed	(17,187,040,857)	(45,443,393,352)

	139,062,159	556,287,407

Seelaus Class Shares

Shares sold	1,336,753,965	6,886,314,332

Reinvestment of distributions	15,948,991	52,298,893

Shares redeemed	(1,153,187,785)	(8,259,267,031)

	199,515,171	(1,320,653,806)

NET DECREASE IN SHARES	(18,642,924,532)	(7,939,104,785)

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GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Money Market Fund

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Fiscal Year Ended November 30, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	5,146,766,827	$5,148,323,458	15,026,238,376	$15,030,634,861

Reinvestment of distributions	42,013,889	42,026,834	119,026,171	119,060,826

Shares redeemed	(6,980,169,034)	(6,982,277,388)	(16,936,696,256)	(16,941,946,340)

	(1,791,388,318)	(1,791,927,096)	(1,791,431,709)	(1,792,250,653)

Service Shares

Shares sold	—	—	—	—

Reinvestment of distributions	67	67	122	122

Shares redeemed	—	—	—	—

	67	67	122	122

Preferred Shares

Shares sold	—	—	—	—

Reinvestment of distributions	1,835	1,835	3,310	3,311

Shares redeemed	—	—	—	—

	1,835	1,835	3,310	3,311

Select Shares

Shares sold	6,555,656	6,555,000	9,758,071	9,758,000

Reinvestment of distributions	177,898	177,895	194,833	194,818

Shares redeemed	(6,465,400)	(6,465,000)	(6,619,840)	(6,619,565)

	268,154	267,895	3,333,064	3,333,253

Administration Shares

Shares sold	594,862	595,000	775,049	775,329

Reinvestment of distributions	78,683	78,701	124,689	124,713

Shares redeemed	(647)	(647)	(928,449)	(929,006)

	672,898	673,054	(28,711)	(28,964)

NET DECREASE IN SHARES	(1,790,445,364)	$(1,790,984,245)	(1,788,128,145)	$(1,788,947,153)

119

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Prime Obligations Fund

	For the Six Months Ended May 31, 2024 (Unaudited)		For the Fiscal Year Ended November 30, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	3,063,147,024	$3,066,015,859	7,218,271,227	$7,225,082,396

Reinvestment of distributions	70,786,675	70,853,940	123,108,098	123,218,307

Shares redeemed	(3,261,605,566)	(3,264,649,837)	(6,492,720,332)	(6,498,750,424)

	(127,671,867)	(127,780,038)	848,658,993	849,550,279

Capital Shares

Shares sold	—	—	—	—

Reinvestment of distributions	7,635	7,642	19,320	19,336

Shares redeemed	—	—	(265,943)	(266,164)

	7,635	7,642	(246,623)	(246,828)

Preferred Shares

Shares sold	—	—	1,896,293	1,898,000

Reinvestment of distributions	312	313	15,825	15,837

Shares redeemed	—	—	(1,914,002)	(1,915,372)

	312	313	(1,884)	(1,535)

Select Shares

Shares sold	4,467,229	4,470,812	17,898,854	17,914,078

Reinvestment of distributions	213,224	213,401	619,710	620,186

Shares redeemed	(7,240,022)	(7,245,989)	(17,819,744)	(17,834,000)

	(2,559,569)	(2,561,776)	698,820	700,264

Administration Shares

Shares sold	27,732	27,757	51,719	51,766

Reinvestment of distributions	139,408	139,539	250,703	250,922

Shares redeemed	(29)	(31)	(21,113)	(21,135)

	167,111	167,265	281,309	281,553

Drexel Hamilton Class Shares

Shares sold	12,009,192	12,020,000	89,935,345	90,001,315

Reinvestment of distributions	108,351	108,455	80,920	80,983

Shares redeemed	(5,024,784)	(5,029,306)	(114,726,110)	(114,812,415)

	7,092,759	7,099,149	(24,709,845)	(24,730,117)

NET INCREASE (DECREASE) IN SHARES	(122,963,619)	$(123,067,445)	824,676,512	$825,549,355

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GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Treasury Instruments Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2024 (Unaudited)	November 30, 2023

	Shares	Shares

Class D Shares

Shares sold	62,132,653	94,725,973

Reinvestment of distributions	1,063,229	1,367,762

Shares redeemed	(58,384,464)	(68,068,931)

	4,811,418	28,024,804

Institutional Shares

Shares sold	112,040,751,569	267,705,156,936

Reinvestment of distributions	1,196,950,383	2,251,019,401

Shares redeemed	(116,696,676,397)	(283,013,373,801)

	(3,458,974,445)	(13,057,197,464)

Capital Shares

Shares sold	3,316,232,707	7,637,581,127

Reinvestment of distributions	14,601,449	41,096,265

Shares redeemed	(3,357,413,095)	(8,116,093,238)

	(26,578,939)	(437,415,846)

Service Shares

Shares sold	1,657,886,720	2,038,762,441

Reinvestment of distributions	3,287,047	2,831,532

Shares redeemed	(1,215,126,963)	(2,255,996,645)

	446,046,804	(214,402,672)

Preferred Shares

Shares sold	230,935,623	417,084,596

Reinvestment of distributions	1,345,681	3,752,623

Shares redeemed	(235,602,912)	(394,353,199)

	(3,321,608)	26,484,020

Select Shares

Shares sold	840,155,035	1,275,716,708

Reinvestment of distributions	10,219,927	18,072,556

Shares redeemed	(1,022,348,909)	(1,147,373,058)

	(171,973,947)	146,416,206

Administration Shares

Shares sold	6,442,618,609	13,308,710,724

Reinvestment of distributions	32,870,887	71,506,073

Shares redeemed	(6,756,510,532)	(13,369,411,281)

	(281,021,036)	10,805,516

Cash Management Shares

Shares sold	71,380,055	135,978,468

Reinvestment of distributions	574,215	1,254,666

Shares redeemed	(61,251,683)	(113,155,176)

	10,702,587	24,077,958

121

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Treasury Instruments Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2024 (Unaudited)	November 30, 2023

	Shares	Shares

Premier Shares

Shares sold	1,073,361,933	946,809,233

Reinvestment of distributions	27	47

Shares redeemed	(988,639,489)	(468,197,857)

	84,722,471	478,611,423

Loop Class Shares

Shares sold	88,250,000	223,778,796

Reinvestment of distributions	1,065,303	4,813,716

Shares redeemed	(89,233,731)	(339,119,142)

	81,572	(110,526,630)

Seelaus Class Shares

Shares sold	88,250,000	2,100,223,346

Reinvestment of distributions	27,570	386,774

Shares redeemed	(100,360,561)	(2,088,526,362)

	(12,082,991)	12,083,758

NET DECREASE IN SHARES	(3,407,588,114)	(13,093,039,961)

122

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Treasury Obligations Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2024 (Unaudited)	November 30, 2023

	Shares	Shares

Institutional Shares

Shares sold	121,204,403,948	384,438,590,123

Reinvestment of distributions	470,184,098	882,265,535

Shares redeemed	(130,185,525,075)	(380,259,638,671)

	(8,510,937,029)	5,061,216,987

Capital Shares

Shares sold	2,843,831,518	4,313,561,384

Reinvestment of distributions	5,729,077	16,068,099

Shares redeemed	(2,650,401,105)	(3,984,390,716)

	199,159,490	345,238,767

Service Shares

Shares sold	1,589,422,349	7,802,524,332

Reinvestment of distributions	2,873,475	5,245,588

Shares redeemed	(1,479,775,356)	(7,681,588,061)

	112,520,468	126,181,859

Preferred Shares

Shares sold	1,367,543,212	3,937,327,356

Reinvestment of distributions	8,741,496	13,562,971

Shares redeemed	(1,663,738,425)	(3,568,951,427)

	(287,453,717)	381,938,900

Select Shares

Shares sold	419,476,928	871,734,758

Reinvestment of distributions	2,256,358	5,740,236

Shares redeemed	(574,430,843)	(800,205,779)

	(152,697,557)	77,269,215

Administration Shares

Shares sold	6,328,445,991	14,090,092,914

Reinvestment of distributions	11,929,017	19,160,673

Shares redeemed	(6,668,693,850)	(13,800,663,988)

	(328,318,842)	308,589,599

Cash Management Shares

Shares sold	72,260,172	184,593,387

Reinvestment of distributions	356,860	817,795

Shares redeemed	(65,557,558)	(198,552,848)

	7,059,474	(13,141,666)

Premier Shares

Shares sold	53,535,583	74,970,967

Reinvestment of distributions	371,426	632,835

Shares redeemed	(55,882,782)	(102,318,236)

	(1,975,773)	(26,714,434)

123

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Treasury Obligations Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2024 (Unaudited)	November 30, 2023

	Shares	Shares

Resource Shares

Shares sold	66,748,507	148,665,818

Reinvestment of distributions	337,094	739,331

Shares redeemed	(62,160,871)	(137,654,427)

	4,924,730	11,750,722

NET INCREASE (DECREASE) IN SHARES	(8,957,718,756)	6,272,329,949

124

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Treasury Solutions Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2024 (Unaudited)	November 30, 2023

	Shares	Shares

Institutional Shares

Shares sold	18,495,459,572	55,985,116,445

Reinvestment of distributions	201,446,840	388,272,523

Shares redeemed	(19,863,242,153)	(57,092,302,812)

	(1,166,335,741)	(718,913,844)

Capital Shares

Shares sold	792,565,435	1,744,157,751

Reinvestment of distributions	4,230,553	8,617,700

Shares redeemed	(773,264,924)	(1,794,757,159)

	23,531,064	(41,981,708)

Service Shares

Shares sold	1,762,990,742	1,528,761,646

Reinvestment of distributions	8,360,970	5,432,622

Shares redeemed	(1,731,478,785)	(1,273,866,954)

	39,872,927	260,327,314

Preferred Shares

Shares sold	98,824,326	137,866,210

Reinvestment of distributions	1,183,168	2,032,057

Shares redeemed	(90,126,713)	(158,138,872)

	9,880,781	(18,240,605)

Select Shares

Shares sold	2,074,875	5,594,000

Reinvestment of distributions	42,918	280,403

Shares redeemed	(1,150,000)	(14,368,219)

	967,793	(8,493,816)

Administration Shares

Shares sold	2,241,732,903	3,203,505,871

Reinvestment of distributions	21,714,028	32,499,776

Shares redeemed	(2,279,209,757)	(3,240,316,890)

	(15,762,826)	(4,311,243)

Cash Management Shares

Shares sold	533,467,792	907,844,484

Reinvestment of distributions	219,996	453,621

Shares redeemed	(441,773,943)	(1,063,246,228)

	91,913,845	(154,948,123)

Premier Shares

Shares sold	224,092,209	387,139,585

Reinvestment of distributions	304,993	711,613

Shares redeemed	(219,138,379)	(412,707,336)

	5,258,823	(24,856,138)

125

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Treasury Solutions Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2024 (Unaudited)	November 30, 2023

	Shares	Shares

Resource Shares*

Reinvestment of distributions	—	24

Shares redeemed	—	(1,060)

	—	(1,036)

NET DECREASE IN SHARES	(1,010,673,334)	(711,419,199)

*Resource Shares liquidated on July 14, 2023.

126

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2024 (Unaudited)

As a shareholder of Class A Shares, Class C Shares, Class D Shares, Institutional Shares, Capital Shares, Service Shares, Preferred Shares, Select Shares, Administration Shares, Cash Management Shares, Premier Shares, Resource Shares, Class R6 Shares, Drexel Hamilton Class Shares, Loop Class Shares or Seelaus Class Shares of a Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to Class C Shares); and (2) ongoing costs, including management fees and distribution, service, administration and/or shareholder administration fees (with respect to all share classes except Institutional Shares and Class R6 Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional Shares, Select Shares, Preferred Shares. Capital Shares, Administration Shares, Premier Shares, Service Shares, Class A Shares, Class C Shares, Resource Shares, Cash Management Shares, Class R6 Shares, Drexel Hamilton Class Shares, Loop Class Shares or Seelaus Class Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2023 through May 31, 2024, which represents a period of 183 days in a 365-day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2024 (Unaudited) (continued)

	Financial Square Federal Instruments Fund			Financial Square Government Fund			Financial Square Money Market Fund
Share Class	Beginning Account Value 12/1/23	Ending Account Value 5/31/24	Expenses Paid for the 6 months ended 5/31/24*	Beginning Account Value 12/1/23	Ending Account Value 5/31/24	Expenses Paid for the 6 months ended 5/31/24*	Beginning Account Value 12/1/23	Ending Account Value 5/31/24	Expenses Paid for the 6 months ended 5/31/24*
Class A Shares
Actual	$N/A	$N/A	$N/A	$1,000.00	$1,025.04	$2.18	$N/A	$N/A	$N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,022.85+	2.17	N/A	N/A	N/A
Class C Shares
Actual	N/A	N/A	N/A	1,000.00	1,021.23	5.96	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,019.10+	5.96	N/A	N/A	N/A
Class D Shares
Actual	1,000.00	1,026.20	1.06	1,000.00	1,026.31	0.91	N/A	N/A	N/A
Hypothetical 5% return	1,000.00	1,023.95+	1.06	1,000.00	1,024.10+	0.91	N/A	N/A	N/A
Institutional Shares
Actual	1,000.00	1,026.20	1.06	1,000.00	1,026.31	0.91	1,000.00	1,026.66	0.91
Hypothetical 5% return	1,000.00	1,023.95+	1.06	1,000.00	1,024.10+	0.91	1,000.00	1,024.10+	0.91
Capital Shares
Actual	1,000.00	1,025.43	1.82	1,000.00	1,025.55	1.67	N/A	N/A	N/A
Hypothetical 5% return	1,000.00	1,023.20+	1.82	1,000.00	1,023.35+	1.67	N/A	N/A	N/A
Service Shares
Actual	1,000.00	1,023.66	3.59	1,000.00	1,023.77	3.44	1,000.00	1,024.13	3.34
Hypothetical 5% return	1,000.00	1,021.45+	3.59	1,000.00	1,021.60+	3.44	1,000.00	1,021.70+	3.34
Preferred Shares
Actual	1,000.00	1,025.69	1.57	1,000.00	1,025.80	1.42	1,000.00	1,026.16	1.42
Hypothetical 5% return	1,000.00	1,023.45+	1.57	1,000.00	1,023.60+	1.42	1,000.00	1,023.60+	1.42
Select Shares
Actual	1,000.00	1,000.00	N/A	1,000.00	1,026.16	1.06	1,000.00	1,026.52	1.06
Hypothetical 5% return	1,000.00	1,025.00+	N/A	1,000.00	1,023.95+	1.06	1,000.00	1,023.95+	1.06
Administration Shares
Actual	1,000.00	1,024.93	2.33	1,000.00	1,025.04	2.18	1,000.00	1,025.40	2.18
Hypothetical 5% return	1,000.00	1,022.70+	2.33	1,000.00	1,022.85+	2.17	1,000.00	1,022.85+	2.17
Cash Management Shares
Actual	1,000.00	1,022.13	5.11	1,000.00	1,022.25	4.95	N/A	N/A	N/A
Hypothetical 5% return	1,000.00	1,019.95+	5.10	1,000.00	1,020.10+	4.95	N/A	N/A	N/A
Premier Shares
Actual	N/A	N/A	N/A	1,000.00	1,024.53	2.68	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,022.35+	2.68	N/A	N/A	N/A
Resource Shares
Actual	N/A	N/A	N/A	1,000.00	1,023.01	4.20	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,020.85+	4.19	N/A	N/A	N/A
Class R6 Shares
Actual	N/A	N/A	N/A	1,000.00	1,026.31	0.91	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,024.10+	0.91	N/A	N/A	N/A
Drexel Hamilton Class Shares
Actual	N/A	N/A	N/A	1,000.00	1,026.31	0.91	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,024.10+	0.91	N/A	N/A	N/A
Loop Class Shares
Actual	N/A	N/A	N/A	1,000.00	1,026.31	0.91	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,024.10+	0.91	N/A	N/A	N/A
Seelaus Class Shares
Actual	N/A	N/A	N/A	1,000.00	1,026.31	0.91	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,024.10+	0.91	N/A	N/A	N/A

*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2024 (Unaudited) (continued)

The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Class D Shares	Institutional Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares
Financial Square Federal Instruments Fund	N/A	N/A	0.20%	0.20%	0.35%	0.70%	0.30%	N/A	0.45%	1.00%	N/A	N/A
Financial Square Government Fund	0.43%	1.18%	0.18	0.18	0.33	0.68	0.28	0.21%	0.43	0.98	0.53%	0.83%
Financial Square Money Market Fund	N/A	N/A	N/A	0.18	N/A	0.69	0.28	0.21	0.43	N/A	N/A	N/A

The annualized net expense ratios for the period were as follows:

Fund	Class R6 Shares	Drexel Hamilton Class Shares	Loop Class Shares	Seelaus Class Shares
Financial Square Federal Instruments Fund	N/A	N/A	N/A	N/A
Financial Square Government Fund	0.18%	0.18%	0.18%	0.18%
Financial Square Money Market Fund	N/A	N/A	N/A	N/A

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2024 (Unaudited) (continued)

	Financial Square Prime Obligations Fund			Financial Square Treasury Instruments Fund			Financial Square Treasury Obligations Fund
Share Class	Beginning Account Value 12/1/23	Ending Account Value 5/31/24	Expenses Paid for the 6 months ended 5/31/24*	Beginning Account Value 12/1/23	Ending Account Value 5/31/24	Expenses Paid for the 6 months ended 5/31/24*	Beginning Account Value 12/1/23	Ending Account Value 5/31/24	Expenses Paid for the 6 months ended 5/31/24*
Class D Shares
Actual	$N/A	$N/A	$N/A	$1,000.00	$1,026.15	$1.01	$N/A	$N/A	$N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,024.00+	1.01	N/A	N/A	N/A
Institutional Shares
Actual	1,000.00	1,026.64	0.91	1,000.00	1,026.15	1.01	1,000.00	1,026.23	1.01
Hypothetical 5% return	1,000.00	1,024.10+	0.91	1,000.00	1,024.00+	1.01	1,000.00	1,024.00+	1.01
Capital Shares
Actual	1,000.00	1,025.88	1.67	1,000.00	1,025.38	1.77	1,000.00	1,025.47	1.77
Hypothetical 5% return	1,000.00	1,023.35+	1.67	1,000.00	1,023.25+	1.77	1,000.00	1,023.25+	1.77
Service Shares
Actual	N/A	N/A	N/A	1,000.00	1,023.61	3.54	1,000.00	1,023.69	3.54
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,021.50+	3.54	1,000.00	1,021.50+	3.54
Preferred Shares
Actual	1,000.00	1,026.14	1.52	1,000.00	1,025.64	1.52	1,000.00	1,025.72	1.52
Hypothetical 5% return	1,000.00	1,023.50+	1.52	1,000.00	1,023.50+	1.52	1,000.00	1,023.50+	1.52
Select Shares
Actual	1,000.00	1,026.49	1.06	1,000.00	1,025.99	1.16	1,000.00	1,026.08	1.16
Hypothetical 5% return	1,000.00	1,023.95+	1.06	1,000.00	1,023.85+	1.16	1,000.00	1,023.85+	1.16
Administration Shares
Actual	1,000.00	1,025.38	2.18	1,000.00	1,024.88	2.28	1,000.00	1,024.96	2.28
Hypothetical 5% return	1,000.00	1,022.85+	2.17	1,000.00	1,022.75+	2.28	1,000.00	1,022.75+	2.28
Cash Management Shares
Actual	N/A	N/A	N/A	1,000.00	1,022.08	5.06	1,000.00	1,022.17	5.06
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,020.00+	5.05	1,000.00	1,020.00+	5.05
Premier Shares
Actual	N/A	N/A	N/A	1,000.00	1,024.37	2.78	1,000.00	1,024.45	2.78
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,022.25+	2.78	1,000.00	1,022.25+	2.78
Resource Shares
Actual	N/A	N/A	N/A	N/A	N/A	N/A	1,000.00	1,022.93	4.30
Hypothetical 5% return	N/A	N/A	N/A	N/A	N/A	N/A	1,000.00	1,020.75+	4.29
Drexel Hamilton Class Shares
Actual	1,000.00	1,026.49	0.91	N/A	N/A	N/A	N/A	N/A	N/A
Hypothetical 5% return	1,000.00	1,024.10+	0.91	N/A	N/A	N/A	N/A	N/A	N/A
Loop Class Shares
Actual	N/A	N/A	N/A	1,000.00	1,026.15	1.01	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,024.00+	1.01	N/A	N/A	N/A
Seelaus Class Shares
Actual	N/A	N/A	N/A	1,000.00	1,026.15	1.01	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,024.00+	1.01	N/A	N/A	N/A

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2024 (Unaudited) (continued)

*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

The annualized net expense ratios for the period were as follows:

Fund	Class D Shares	Institutional Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares	Drexel Hamilton Class Shares	Loop Class Shares
Financial Square Prime Obligations Fund	N/A	0.18%	0.33%	N/A	0.28%	0.21%	0.43%	N/A	N/A	N/A	0.18%	N/A
Financial Square Treasury Instruments Fund	0.20%	0.20	0.35	0.70%	0.30	0.23	0.45	1.00%	0.55%	N/A	N/A	0.20%
Financial Square Treasury Obligations Fund	N/A	0.20	0.35	0.70	0.30	0.23	0.45	1.00	0.55	0.85%	N/A	N/A

The annualized net expense ratios for the period were as follows:

Fund	Seelaus Class Shares
Financial Square Prime Obligations Fund	N/A
Financial Square Treasury Instruments Fund	0.20%
Financial Square Treasury Obligations Fund	N/A

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2024 (Unaudited) (continued)

	Financial Square Treasury Solutions Fund
Share Class	Beginning Account Value 12/1/23	Ending Account Value 5/31/24		Expenses Paid for the 6 months ended 5/31/24*
Institutional Shares
Actual	$1,000.00	$1,026.25		$1.01
Hypothetical 5% return	1,000.00	1,024.00	+	1.01
Capital Shares
Actual	1,000.00	1,025.48		1.77
Hypothetical 5% return	1,000.00	1,023.25	+	1.77
Service Shares
Actual	1,000.00	1,023.71		3.54
Hypothetical 5% return	1,000.00	1,021.50	+	3.54
Preferred Shares
Actual	1,000.00	1,025.74		1.52
Hypothetical 5% return	1,000.00	1,023.50	+	1.52
Select Shares
Actual	1,000.00	1,026.09		1.17
Hypothetical 5% return	1,000.00	1,023.85	+	1.16
Administration Shares
Actual	1,000.00	1,024.98		2.28
Hypothetical 5% return	1,000.00	1,022.75	+	2.28
Cash Management Shares
Actual	1,000.00	1,022.19		5.06
Hypothetical 5% return	1,000.00	1,020.00	+	5.05
Premier Shares
Actual	1,000.00	1,024.47		2.78
Hypothetical 5% return	1,000.00	1,022.25	+	2.78

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2024 (Unaudited) (continued)

*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

The annualized net expense ratios for the period were as follows:

Fund	Institutional Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares
Financial Square Treasury Solutions Fund	0.20%	0.35%	0.70%	0.30%	0.23%	0.45%	1.00%	0.55%

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FUNDS PROFILE

Goldman Sachs Funds

May 31, 2024 (Unaudited)

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.56 trillion in assets under supervision as of March 31, 2024, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund
∎	U.S. Mortgages Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Dynamic Bond Fund[6]
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Emerging Markets Credit Fund
∎	Short Duration High Yield Fund[4]

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Enhanced Core Equity Fund[5]
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Strategy Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Goldman Sachs GQG Partners International Opportunities Fund

[1]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[2]

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account or a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[3]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account or deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[4]	Effective after the close of business on April 17, 2024, the Goldman Sachs Long Short Credit Strategies Fund was renamed the Goldman Sachs Short Duration High Yield Fund.
[5]	Effective after the close of business February 13, 2024, the Goldman Sachs Flexible Cap Fund was renamed the Goldman Sachs Enhanced Core Equity Fund.
[6]	Effective after the close of business on June 17, 2024, the Goldman Sachs Strategic Income Fund was renamed the Goldman Sachs Dynamic Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

137

TRUSTEES TRUSTEES (continued) Gregory G. Weaver, Chair James A. McNamara Cheryl K. Beebe Lawrence W. Stranghoener Dwight L. Bush Paul C. Wirth Kathryn A. Cassidy John G. Chou Joaquin Delgado OFFICERS Eileen H. Dowling James A. McNamara, President Lawrence Hughes Joseph F. DiMaria, Principal Financial Officer, John F. Killian Principal Accounting Officer and Treasurer Steven D. Krichmar Robert Griffith, Secretary Michael Latham GOLDMAN SACHS & CO. LLC GOLDMAN SACHS ASSET MANAGEMENT, L.P. Distributor and Transfer Agent Investment Adviser Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www. sec.gov. Goldman Sachs & Co. LLC (“Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances. Fund holdings and allocations shown are as of November 30, 2023 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Financial Square FundsSM is a registered service mark of Goldman Sachs & Co LLC. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Intermediary or from Goldman Sachs & Co LLC by calling (Class A Shares or Class C Shares – 1-800-526-7384) (all other share classes – 1-800-621-2550). © 2024 Goldman Sachs. All rights reserved. 377675-OTU-2062131 FSQSAR-24

Goldman Sachs Funds Semi-Annual Report May 31, 2024 Investor FundsSM Investor Money Market Investor Tax-Exempt Money Market Goldman Sachs Asset Management

Goldman Sachs Investor Funds

∎	INVESTOR MONEY MARKET

∎	INVESTOR TAX-EXEMPT MONEY MARKET

Effective January 24, 2023, open-end mutual funds and exchange-traded funds are required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds will be required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to investors. Other information, including financial statements, will no longer appear in a fund’s shareholder report, but will be available online, delivered free of charge upon request, and filed with the Securities and Exchange Commission on a semi-annual basis on Form N-CSR. The new requirements have a compliance date of July 24, 2024.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Investor Funds

INVESTOR MONEY MARKET FUNDS

∎  Investor Money Market

∎  Investor Tax-Exempt Money Market

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

1

MARKET REVIEW

Goldman Sachs Investor Funds

The following are highlights both of key factors affecting the taxable and tax-exempt money markets and of any key changes made to the Goldman Sachs Investor Funds (the “Funds”) during the six months ended May 31, 2024 (the “Reporting Period”)

 Market and Economic Review

•	During the Reporting Period, the taxable and tax-exempt money markets were influenced most by U.S. Federal Reserve (“Fed”) monetary policy, inflation trends and the broader outlook for the U.S. economy.

•	In December 2023, when the Reporting Period began, Fed policymakers maintained the targeted federal funds (“fed funds”) rate in a range between 5.25% and 5.50%.

•	At its policy meeting that month, the Fed signaled it might have reached the peak of its then-recent monetary policy tightening cycle, with its median dot plot projection indicating 75 basis points of rate cuts in 2024. (The dot plot shows interest rate projections of the members of the Federal Open Market Committee. A basis point is 1/100th of a percentage point.)

•	At the end of December, markets were pricing in a total of eight Fed rate cuts in 2024, with the first expected in March.

•	The Fed remained on hold in January 2024 but shifted from a hiking bias to a more neutral policy stance.

•	In mid-January, the markets were pricing in six to seven Fed rate cuts in 2024.

•	In February, a resilient U.S. labor market and upside surprises in inflation led investors to push back their expectations for Fed policy easing, with the market pricing in three or four rate cuts in 2024, commencing in June.

•	During March, signals of strong U.S. economic growth and bumpy inflation suggested the Fed might delay interest rate cuts. However, Fed officials maintained a dovish stance at their policy meeting that month, with their projections showing three rate cuts in 2024. (Dovish tends to suggest lower interest rates; opposite of hawkish.)

•	In April, strong U.S. economic data and resilient labor markets coincided with upside inflation surprises. The combination appeared to raise the bar for Fed monetary policy easing, increasing the prospect of a prolonged period of elevated interest rates.

•	At the end of the month, markets were expecting the first Fed rate cut in December.

•	In early May, Fed officials acknowledged the “lack of further progress” on inflation so far in 2024. However, Fed Chair Jerome Powell suggested there could be more disinflation, given anchored inflation expectations and the resolution of demand and supply imbalances, particularly in the labor and housing markets.

•	Near the end of the month, inflation data aligned with the possibility of a Fed rate cut in September 2024, contingent on further evidence of disinflation through the summer.

•	At their policy meeting in mid-June 2024, after the end of the Reporting Period, Fed officials held the fed funds rate steady and penciled in one interest rate cut before the end of the calendar year.— and signaled they would likely continue tightening monetary policy at an aggressive pace.)

•	Throughout the Reporting Period, the taxable and tax-exempt money market yield curves remained inverted. (In an inverted yield curve, shorter-term maturity yields are higher than longer-term maturity yields.)

•	On the taxable money market yield curve, the front, or short-term, end of the yield curve stayed virtually unchanged, while the middle and longer-term segments of the yield curve fluctuated as investors priced in their expectations for Fed rate cuts.

•	On the tax-exempt money market yield curve, the inversion was in the very front end of the curve, with shorter-term segments of the curve remaining higher than longer-term segments of the curve.

•	In this environment, the yields of taxable and tax-exempt money market funds remained mostly flat.

2

MARKET REVIEW

Fund Changes and Highlights

Goldman Sachs Investor Tax-Exempt Money Market Fund

•	At a meeting of the Board of Trustees of Goldman Sachs Trust held on December 12-13, 2023, the Trustees approved the termination of each of the Capital, Premier, Select and Cash Management Share Classes (collectively, the “Terminated Share Classes”) of the Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”).

•	Effective December 15, 2023, the Terminated Share Classes of the Fund were no longer sold to new investors or existing shareholders (except through reinvested dividends) and were no longer eligible for exchanges from other Goldman Sachs Funds. In addition, the Terminated Share Classes of the Funds were closed to all new accounts.

•	The termination of these classes of Funds occurred on January 12, 2024.

3

FUND BASICS

Investor Funds

as of May 31, 2024

PERFORMANCE REVIEW[1,2]

December 1, 2023-May 31, 2024	Fund Total Return (based on NAV)[3]	Sec 7-Day Current Yield[4]	The EPFR/iMoneyNet Money Fund Institutional 30-Day Average Yield[5]

Investor Money Market Fund	2.69%	5.31%	5.01%[6]

Investor Tax-Exempt Money Market Fund	1.65	3.28	3.11[7]

The returns represent past performance. Past performance does not guarantee future results. The Funds’ investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]

The Investor Money Market Fund offers seven separate classes of shares (Class A, Class C, Class D, Class I, Service, Administration and Cash Management Shares) and the Investor Tax-Exempt Money Market Fund offers six separate classes of shares (Class A, Class C, Class I, Service, Preferred and Administration Shares), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The Class I Shares do not have distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees. The Preferred, Administration, Service, Cash Management, Class A and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution, administrative support and/ or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees (as applicable) at the following contractual rates: Preferred Shares pay 0.10%, Administration Shares pay 0.25%, Service Shares pay 0.50%, Cash Management Shares pay 0.80%, Class A Shares pay 0.25%, and Class C Shares pay 1.00%. If these fees were reflected in the above performance, performance would have been reduced. In addition, the Funds’ performances do not reflect the deduction of any applicable sales charges.

[2]

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.

[3]

The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s total return reflects the reinvestment of dividends and other distributions.

[4]

The SEC 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Fund Total Return figures.

[5]

Source: EPFR, Inc. May 2024. The EPFR/iMoneyNet Money Fund Institutional 30-Day Average Yield is an annualized yield of 30 days back from the current date listed. This yield includes capital gain/ loss distributions.

[6]

First Tier Retail–Category includes only non-government retail funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. other, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

[7]

Tax-Free National Retail–Category includes all retail national and state tax-free and municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds—6 months & less, put bonds—over 6 months, alternative minimum tax paper and other tax-free holdings. This consists of all funds in the National Tax-Free Retail and State-Specific Retail categories.

4

YIELD SUMMARY

as of May 31, 2024

SUMMARY OF THE CLASS I SHARES[1,2] AS OF 5/31/24

Funds	7-Day Dist. Yield[8]	SEC 7-Day Effective Yield[9]	30-Day Average Yield[10]	Weighted Avg. Maturity (days)[11]	Weighted Avg. Life (days)[12]

Investor Money Market Fund	5.31%	5.45%	5.30%	42	113

Investor Tax-Exempt Money Market Fund	3.28%	3.33%	3.36%	16	16

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[8]

The 7-Day Distribution Yield is an annualized measure of a Fund’s dividends per share, divided by the price per share. This yield includes capital gain/loss distribution, if any. This is not an SEC Yield.

[9]

The SEC 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[10]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/ loss distribution. This is not an SEC Yield.

[11]

A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[12]

A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

SECTOR ALLOCATIONS

GOLDMAN SACHS INVESTOR MONEY MARKET FUND[13]

As of May 31, 2024

Security Type	% of Net Assets

Certificate of Deposit	1.3%

Certificate of Deposit-Eurodollar	1.8

Certificate of Deposit-Yankeedollar	3.5

Commercial Paper and Corporate Obligations	18.3

Medium Term Notes	1.9

Repurchase Agreements	28.6

Time Deposit	7.7

U.S. Government Agency Obligations	1.9

U.S. Treasury Obligations	16.2

Variable Rate Municipal Debt Obligations	6.9

Variable Rate Obligations	11.0

As of November 30, 2023

Security Type	% of Net Assets

Certificate of Deposit	2.3%

Certificate of Deposit-Eurodollar	1.2

Certificate of Deposit-Yankeedollar	6.2

Commercial Paper and Corporate Obligations	20.8

Medium Term Notes	0.4

Repurchase Agreements	25.6

Time Deposit	15.3

U.S. Government Agency Obligations	9.2

U.S. Treasury Obligations	8.4

Variable Rate Municipal Debt Obligations	3.0

Variable Rate Obligations	8.3

[13] The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

SECTOR ALLOCATIONS

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND[14]

As of May 31, 2024

Security Type	% of Net Assets

Commercial Paper	25.4%

Municipal Debt Obligations	6.5

Tax Revenue Anticipation Notes	0.4

Variable Rate Obligations	66.2

As of November 30, 2023

Security Type	% of Net Assets

Commercial Paper	27.6%

General Obligations	8.5

Revenue Anticipation Notes	0.3

Variable Rate Obligations	59.8

[14] The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

7

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments May 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – 18.3%
Albion Capital LLC
$11,487,000	5.355%	06/03/24	$11,483,586
18,547,000	5.355	06/06/24	18,533,219
16,001,000	5.497	06/17/24	15,962,384
24,851,000	5.568	06/26/24	24,757,809
44,853,000	5.506	07/22/24	44,507,968
13,393,000	5.619	07/31/24	13,271,347
13,678,000	5.619	08/21/24	13,510,274
13,436,000	5.598	08/28/24	13,257,659
Antalis
5,000,000	5.495	08/01/24	4,954,080
35,000,000	5.506	08/02/24	34,672,692
40,649,000	5.508	08/05/24	40,250,471
Apple, Inc.
2,750,000	5.329	06/10/24	2,746,342
Astrazeneca PLC
8,743,000	5.479	09/04/24	8,618,874
11,625,000	5.497	09/13/24	11,444,322
8,901,000	5.515	10/04/24	8,734,415
Atlantic Asset Securitization LLC
7,585,000	5.492	09/18/24	7,461,215
Banner Health
3,302,000	5.465	07/24/24	3,275,652
Baptist Healthcare System, Inc.
17,663,000	5.444	06/13/24	17,631,089
23,123,000	5.463	06/20/24	23,056,611
17,006,000	5.453	06/27/24	16,939,308
Barclays Bank PLC-New York Branch
178,418,000	5.452	06/03/24	178,364,871
Barclays US CCP Funding LLC
32,125,000	5.477	07/01/24	31,982,311
18,564,000	5.476	01/16/25	17,947,582
BofA Securities, Inc.
18,329,000	5.437	09/23/24	18,023,120
21,487,000	5.311	03/11/25	20,635,685
Bon Secours Mercy Health, Inc.
8,078,000	5.482	06/05/24	8,073,100
15,669,000	5.484	06/20/24	15,623,847
CDP Financial, Inc.
10,000,000	5.394	09/12/24	9,849,792
Citigroup Global Markets, Inc.
8,785,000	6.111	09/16/24	8,636,951
City Public Service Board of San Antonio
21,609,000	5.470	06/07/24	21,609,000
10,804,000	5.520	08/01/24	10,804,000
Collateralized Commercial Paper Flex Co., LLC
8,255,000	5.560	10/01/24	8,255,000
10,000,000	5.560	10/02/24	10,000,000
Credit Agricole Corporate and Investment Bank-New York Branch
7,200,000	5.456	09/30/24	7,071,498
Equitable Short Term Funding LLC
10,000,000	5.447	10/09/24	9,808,611
Gotham Funding Corp.
11,020,000	5.550	09/03/24	10,865,194
Liberty Street Funding LLC
16,667,000	5.919	08/02/24	16,506,830
LMA-Americas LLC
10,000,000	5.498	08/23/24	9,875,500
9,885,000	5.520	09/16/24	9,729,871

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – (continued)
$11,014,000	5.559%	10/09/24	$10,802,807
10,000,000	5.560	10/09/24	9,808,250
10,000,000	5.469	10/16/24	9,798,306
5,336,000	5.561	10/17/24	5,227,590
Mizuho Bank, Ltd.-Singapore Branch
34,707,000	5.469	08/05/24	34,368,920
Mont Blanc Capital Corp.
10,387,000	5.496	08/20/24	10,262,356
New York Life Short Term Funding, LLC
50,000,000	5.445	08/21/24	49,395,875
Ridgefield Funding Company, LLC
8,600,000	5.418	09/16/24	8,465,293
Royal Bank of Canada
27,874,000	6.104	10/16/24	27,273,609
Royal Bank of Canada-New York Branch
23,000,000	5.560	12/13/24	23,000,000
Rutgers, The State University of New Jersey
10,528,000	5.400	06/04/24	10,528,000
Sanofi
19,950,000	5.448	08/21/24	19,708,954
Sheffield Receivables Company LLC
14,330,000	5.465	08/20/24	14,158,358
Societe Generale
11,455,000	5.610	12/09/24	11,132,284
10,000,000	5.212	01/10/25	9,693,375
SSM Health Care Corp.
25,638,000	5.531	06/18/24	25,571,534
3,623,000	5.544	09/24/24	3,560,040
Sumitomo Mitsui Banking Corp.-Brussels Branch
64,000,000	5.520	07/22/24	63,504,158
Toronto-Dominion Bank (The)
45,579,000	5.542	09/23/24	44,806,816
45,935,000	5.579	12/10/24	44,641,470
Totalenergies Capital
13,051,000	5.422	06/24/24	13,006,474
43,395,000	5.491	09/13/24	42,719,292
UBS AG
13,815,000	6.009	07/01/24	13,749,551
UBS AG-London Branch
31,352,000	5.413	08/28/24	30,948,883
64,619,000	5.398	10/04/24	63,445,537
54,439,000	5.656	12/04/24	52,934,215
27,117,000	5.533	05/12/25	25,755,275
Unitedhealth Group Incorporated
45,267,000	5.513	09/03/24	44,628,735
15,592,000	5.511	09/04/24	15,369,814
28,042,000	5.527	09/23/24	27,562,482
Versailles Commercial Paper LLC
18,788,000	5.461	09/04/24	18,521,263
Victory Receivables Corporation
8,000,000	5.472	07/22/24	7,938,800
44,703,000	5.488	07/26/24	44,333,517
31,973,000	5.473	08/07/24	31,651,672
12,114,000	5.497	10/09/24	11,879,964

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$1,638,885,549

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Certificate of Deposit – 1.3%
Bank of America, National Association
$9,000,000	5.450%	10/02/24	$9,000,000
24,766,000	5.310	10/10/24	24,766,000
4,793,000	5.170	02/07/25	4,793,000
Mitsubishi UFJ Trust and Banking Corporation-London Branch
20,000,000	5.520	07/08/24	19,887,602
21,000,000	5.530	07/10/24	20,875,398
Wells Fargo Bank, National Association
19,918,000	5.720	11/19/24	19,918,000
19,968,000	5.230	12/13/24	19,968,000

TOTAL CERTIFICATE OF DEPOSIT			$119,208,000

Certificate of Deposit-Eurodollar – 1.8%
Sumitomo Mitsui Banking Corp.-Brussels Branch
66,000,000	5.492	06/24/24	65,770,613
15,000,000	5.500	06/28/24	14,938,687
80,000,000	5.522	07/03/24	79,610,964

TOTAL CERTIFICATE OF DEPOSIT-EURODOLLAR			$160,320,264

Certificate of Deposit-Yankeedollar – 3.5%
Banco Santander, S.A.
24,500,000	5.370	03/07/25	24,500,000
Banco Santander, S.A.-New York Branch
34,886,000	5.750	11/27/24	34,886,000
11,650,000	5.310	01/02/25	11,650,000
10,053,000	5.400	03/19/25	10,053,000
BNP Paribas-New York Branch
35,249,000	5.750	11/27/24	35,249,000
30,022,000	5.290	02/21/25	30,022,000
Credit Agricole Corporate and Investment Bank-New York Branch
32,400,000	5.400	09/11/24	32,400,000
HSBC Bank USA, National Association
6,000,000	5.250	01/03/25	6,000,000
Lloyds Bank Corporate Markets PLC
8,189,000	6.050	10/07/24	8,189,000
Lloyds Bank Corporate Markets PLC (New York)
15,721,000	5.950	07/24/24	15,721,000
24,000,000	5.210	01/03/25	24,000,000
21,548,000	5.510	05/22/25	21,548,000
MUFG Bank, Ltd.-New York Branch
17,549,000	5.430	07/15/24	17,549,000
Toronto-Dominion Bank (The)-New York Branch
38,821,000	5.400	01/03/25	38,821,000

TOTAL CERTIFICATE OF DEPOSIT-YANKEEDOLLAR			$310,588,000

Medium Term Notes – 1.9%
Banco Santander, S.A.
5,400,000	5.584	06/27/24	5,388,654
10,000,000	5.673	06/27/24	9,978,989
3,600,000	5.676	06/27/24	3,592,436
11,600,000	5.681	06/27/24	11,575,628
1,400,000	5.687	06/27/24	1,397,059
10,600,000	5.783	06/27/24	10,577,729
600,000	5.823	06/27/24	598,739
8,800,000	5.886	06/27/24	8,781,511
200,000	6.336	06/27/24	199,580
2,200,000	5.557	03/24/25	2,164,484

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Medium Term Notes – (continued)
Banco Santander, S.A. (US 1 Year CMT T-Note + 0.45%)
$8,000,000	5.738	%(a)	06/30/24	$7,999,899
4,600,000	5.740	(a)	06/30/24	4,599,942
19,200,000	5.741	(a)	06/30/24	19,199,756
11,200,000	5.742	(a)	06/30/24	11,199,858
24,300,000	5.743	(a)	06/30/24	24,299,692
2,600,000	5.756	(a)	06/30/24	2,599,967
Deutsche Bank AG-New York Branch
1,229,000	5.539		05/13/25	1,213,380
1,717,000	5.562	(b)	05/13/25	1,695,177
1,696,000	5.572		05/13/25	1,674,444
Equitable Financial Life Global Funding
4,513,000	5.647	(c)	08/12/24	4,470,782
Toyota Motor Credit Corp. (SOFR + 0.30%)
12,044,000	5.630	(a)	02/24/25	12,044,000
Toyota Motor Credit Corp. (SOFR + 0.50%)
11,973,000	5.830	(a)	12/09/24	11,973,000
UBS AG-London Branch
8,644,000	5.863	(c)	08/09/24	8,562,511
2,591,000	5.434	(c)	01/13/25	2,528,094
7,724,000	5.465	(c)	01/13/25	7,536,473

TOTAL MEDIUM TERM NOTES				$175,851,784

Time Deposits – 7.7%
Canadian Imperial Bank of Commerce
40,000,000	5.310		06/03/24	40,000,000
Credit Agricole Corporate and Investment Bank-New York Branch
48,000,000	5.310		06/03/24	48,000,000
DNB Bank ASA-New York Branch
300,000,000	5.310		06/03/24	300,000,000
National Bank of Canada
300,000,000	5.310		06/03/24	300,000,000

TOTAL TIME DEPOSITS				$688,000,000

U.S. Government Agency Obligations – 1.9%
Federal Farm Credit Bank (SOFR + 0.12%)
1,338,000	5.445	(a)	12/03/24	1,338,000
Federal Farm Credit Bank (SOFR + 0.14%)
6,664,000	5.472	(a)	11/26/24	6,663,067
5,998,000	5.473	(a)	11/26/24	5,997,160
Federal Farm Credit Bank (SOFR + 0.17%)
6,800,000	5.500	(a)	01/23/25	6,800,000
Federal Farm Credit Bank (SOFR + 0.18%)
8,300,000	5.508	(a)	12/19/24	8,300,398
6,570,000	5.510	(a)	12/19/24	6,570,315
19,024,000	5.510	(a)	01/17/25	19,024,000
Federal Farm Credit Bank (SOFR + 0.19%)
16,900,000	5.520	(a)	12/27/24	16,900,000
Federal Farm Credit Bank (SOFR + 0.20%)
576,000	5.525	(a)	12/05/24	576,191
Federal Home Loan Bank
2,200,000	5.245		10/25/24	2,156,058
2,200,000	5.243		10/31/24	2,154,299
6,514,000	5.160		12/26/24	6,328,447
2,361,000	5.180		12/26/24	2,293,746
9,444,000	5.188		12/26/24	9,174,986
10,676,000	5.197		12/26/24	10,371,892
7,082,000	5.219		12/26/24	6,880,268
8,831,000	5.225		12/26/24	8,579,447

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments (continued) May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – (continued)
$2,579,000	5.366%		12/26/24	$2,505,537
Federal Home Loan Bank (SOFR + 0.12%)
4,535,000	5.450	(a)	01/03/25	4,535,000
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
22,685,510	5.500	(a)	12/07/23	22,685,511
17,692,974	5.490	(a)	06/07/24	17,692,974
13,923,682	5.500	(a)	06/07/24	13,923,682

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$181,450,978

U.S. Treasury Obligations – 16.2%
United States Treasury Bills
900	5.375		06/18/24	898
3,400	5.381		06/18/24	3,391
1,200	5.389		07/05/24	1,194
2,027,300	5.392		07/05/24	2,017,210
1,200	5.396		07/05/24	1,194
9,953,400	5.384		07/09/24	9,898,631
1,533,500	5.388		07/09/24	1,525,062
2,820,200	5.389		07/09/24	2,804,682
2,568,100	5.394		07/09/24	2,553,969
1,498,800	5.402		07/09/24	1,490,553
5,268,200	5.391		07/11/24	5,237,352
2,584,500	5.390		07/16/24	2,567,507
1,241,600	5.378		08/06/24	1,229,762
9,687,600	5.379		08/06/24	9,595,237
3,132,900	5.380		08/06/24	3,103,030
416,500	5.384		08/06/24	412,529
6,791,500	5.349		08/29/24	6,705,451
68,692,200	5.370		09/03/24	67,753,857
59,941,400	5.410		09/03/24	59,122,594
41,806,400	5.412		09/03/24	41,235,320
287,000	5.426		09/03/24	283,080
9,234,500	5.415		09/17/24	9,089,472
6,085,900	5.426		09/24/24	5,983,932
10,715,000	5.421	(b)	10/01/24	10,529,404
1,988,200	5.376		10/17/24	1,948,950
2,131,200	5.376		11/07/24	2,082,658
3,768,100	5.381		11/07/24	3,682,275
1,699,100	5.387		11/07/24	1,660,400
928,300	5.388		11/07/24	907,157
93,700	5.393		11/07/24	91,566
428,200	5.370		11/14/24	418,015
756,500	5.375		11/14/24	738,506
1,357,600	5.378		11/14/24	1,325,308
2,706,500	5.382		11/14/24	2,642,123
1,472,500	5.383		11/14/24	1,437,475
4,463,500	5.387		11/14/24	4,357,331
396,700	5.388		11/14/24	387,264
124,900	5.389		11/14/24	121,929
1,988,000	5.381		11/21/24	1,938,684
1,787,600	5.384		11/21/24	1,743,256
16,240,400	5.387		11/21/24	15,837,531
734,100	5.396		11/21/24	715,889
3,201,600	5.397		11/21/24	3,122,179
264,200	5.398		11/21/24	257,646
489,500	5.399		11/21/24	477,357
1,136,700	5.402		11/21/24	1,108,502
839,000	5.387		11/29/24	817,234

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
$4,322,300	4.899%		12/26/24	$4,207,548
85,189,900	5.011		02/20/25	82,256,812
2,077,100	5.058		03/20/25	1,996,193
2,541,000	5.060		03/20/25	2,442,023
10,372,600	5.101		03/20/25	9,968,566
829,700	5.134		03/20/25	797,381
8,297,600	5.135		03/20/25	7,974,391
947,400	5.297		04/17/25	905,340
947,400	5.305		04/17/25	905,340
70,593,000	5.221		05/15/25	67,245,948
13,698,200	5.222		05/15/25	13,048,722
9,031,500	5.260		05/15/25	8,603,286
4,515,800	5.263		05/15/25	4,301,691
9,031,500	5.266		05/15/25	8,603,286
United States Treasury Floating Rate Note
1,833,400	5.064		12/31/24	1,824,771
5,616,500	5.066		12/31/24	5,590,065
3,992,900	5.069		12/31/24	3,974,106
5,616,500	5.070		12/31/24	5,590,065
3,992,900	5.073		12/31/24	3,974,107
2,405,300	5.074		12/31/24	2,393,979
1,603,500	5.083		12/31/24	1,578,088
1,202,700	5.084		12/31/24	1,197,039
8,023,500	5.089		12/31/24	7,985,736
4,011,800	5.109		12/31/24	3,992,918
15,971,600	5.113		12/31/24	15,896,426
10,230,700	5.115		12/31/24	10,105,679
3,194,400	5.121		12/31/24	3,134,221
1,769,600	5.073		02/15/25	1,726,448
884,700	5.075		02/15/25	863,126
7,243,700	4.994		03/31/25	7,178,675
9,062,900	5.004		03/31/25	8,981,544
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.125%)
11,506,400	5.452	(a)	07/31/25	11,499,801
47,902,700	5.453	(a)	07/31/25	47,875,227
191,280,800	5.456	(a)	07/31/25	191,171,098
7,090,700	5.457	(a)	07/31/25	7,086,633
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.150%)
176,990,700	5.476	(a)	04/30/26	176,990,700
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.17%)
173,424,800	5.504	(a)	10/31/25	173,230,659
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.245%)
123,566,900	5.566	(a)	01/31/26	123,610,018
132,924,700	5.571	(a)	01/31/26	132,971,083

TOTAL U.S. TREASURY OBLIGATIONS				$1,454,643,285

Variable Rate Municipal Debt Obligations – 6.9%
Alaska Housing Finance Corp.
34,700,000	5.350	(d)	06/07/24	34,700,000
Banner Health
81,700,000	5.350	(d)	06/07/24	81,700,000
Colorado Housing and Finance Authority
42,940,000	5.350	(d)	06/07/24	42,940,000
4,635,000	5.360	(d)	06/07/24	4,635,000

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Municipal Debt Obligations – (continued)
Illinois Housing Development Authority
$5,500,000	5.350	%(d)	06/07/24	$5,500,000
Kimberly-Clark Corp.
38,000,000	5.380	(c)(d)	06/07/24	38,000,000
Metropolitan Water District of Southern California (The)
44,500,000	5.330	(d)	06/07/24	44,500,000
19,700,000	5.350	(d)	06/07/24	19,700,000
Minnesota State Housing Finance Agency
17,500,000	5.350	(d)	06/07/24	17,500,000
New York State Housing Finance Agency
21,485,000	5.360	(d)	06/07/24	21,485,000
2,800,000	5.400	(d)	06/07/24	2,800,000
Nuveen Credit Strategies Income Fund
31,000,000	5.500	(c)	06/07/24	31,000,000
15,000,000	5.510	(c)	06/07/24	15,000,000
Nuveen Preferred & Income Opportunities Fund
35,000,000	5.500	(c)	06/07/24	35,000,000
Regents of The University of California (The)
26,425,000	5.350	(d)	06/07/24	26,425,000
10,050,000	5.370	(d)	06/07/24	10,050,000
Rhode Island Housing and Mortgage Finance Corporation
47,055,000	5.350	(d)	06/07/24	47,055,000
SSM Health Care Corp.
91,500,000	5.330	(d)	06/07/24	91,500,000
State of New York Mortgage Agency
12,500,000	5.390	(d)	06/07/24	12,500,000
State of Texas
23,000,000	5.400	(d)	06/07/24	23,000,000
University of Chicago (The)
10,860,000	5.330	(d)	06/07/24	10,860,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$615,850,000

Variable Rate Obligations – 11.0%
Bank of America, National Association
22,181,000	5.800		07/29/24	22,181,000
24,840,000	5.500		08/16/24	24,840,000
Bank of Nova Scotia (The)
9,500,000	5.700		01/10/25	9,500,000
Barclays Bank PLC (SOFR + 0.20%)
79,817,000	5.530	(a)	09/09/24	79,817,000
Barclays Bank PLC (SOFR + 0.38%)
25,496,000	5.710	(a)	02/07/25	25,496,000
11,096,000	5.710	(a)	02/21/25	11,096,000
Barclays Bank PLC-New York Branch (SOFR + 0.38%)
26,728,000	5.710	(a)	05/08/25	26,728,000
Barclays US CCP Funding LLC
14,468,000	5.530		08/08/24	14,468,233
9,000,000	5.770		01/23/25	9,000,000
Bedford Row Funding Corp.
26,754,000	5.500		08/05/24	26,754,938
BNP Paribas (SOFR + 0.31%)
6,419,000	5.640	(a)	03/07/25	6,419,000
BNP Paribas-New York Branch
11,464,000	5.150		12/31/24	11,464,000
BNP Paribas-New York Branch (SOFR + 0.44%)
2,061,000	5.770	(a)	07/08/24	2,061,000
BNP Paribas-New York Branch (SOFR + 0.57%)
13,210,000	5.900	(a)	10/24/24	13,210,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Obligations – (continued)
Citibank, National Association (SOFR + 0.65%)
$28,221,000	5.976	%(a)	06/17/24	$28,227,232
Collateralized Commercial Paper Flex Co., LLC
23,461,000	5.610		10/15/24	23,461,000
7,750,000	5.630		11/18/24	7,750,000
Collateralized Commercial Paper V Co., LLC
12,610,000	5.610		10/15/24	12,610,000
17,000,000	5.630		11/22/24	16,999,426
Credit Agricole Corporate and Investment Bank-New York Branch (SOFR + 0.19%)
3,000,000	5.520	(a)	08/14/24	2,999,985
Deutsche Bank AG-New York Branch (SOFR + 0.29%)
35,000,000	5.620	(a)	11/04/24	35,000,000
HSBC Bank PLC
16,392,000	5.710		01/28/25	16,392,000
21,232,000	5.660		02/07/25	21,232,000
8,238,000	5.660		02/14/25	8,238,000
HSBC Bank USA, National Association (SOFR + 0.35%)
16,058,000	5.680	(a)	05/08/25	16,058,000
ING (U.S.) Funding LLC
33,317,000	5.560		10/11/24	33,317,000
43,355,000	5.570		11/18/24	43,355,000
45,667,000	5.541		12/23/24	45,661,513
7,831,000	5.630		02/10/25	7,830,442
J.P. Morgan Securities LLC (SOFR + 0.61%)
15,520,000	5.940	(a)	10/21/24	15,520,000
J.P. Morgan Securities LLC (SOFR + 0.65%)
13,316,000	5.980	(a)	06/07/24	13,316,000
Lloyds Bank PLC (SOFR + 0.35%)
11,063,000	5.680	(a)	11/18/24	11,063,000
Matchpoint Finance Public Limited Company
21,301,000	5.580		11/01/24	21,301,000
Mitsubishi UFJ Trust and Banking Corporation (SOFR + 0.55%)
8,892,000	5.880	(a)	08/13/24	8,892,000
Mitsubishi UFJ Trust and Banking Corporation-New York Branch (SOFR + 0.38%)
10,000,000	5.710	(a)	04/02/25	10,000,000
Mitsubishi UFJ Trust and Banking Corporation-New York Branch (SOFR + 0.40%)
16,036,000	5.730	(a)	05/01/25	16,036,000
18,330,000	5.730	(a)(b)	07/01/25	18,330,000
Mizuho Bank, Ltd. (SOFR + 0.17%)
2,000,000	5.500	(a)	08/20/24	1,999,951
Mizuho Bank, Ltd-New York Branch (SOFR + 0.17%)
15,000,000	5.501	(a)	08/07/24	14,999,428
MUFG Bank, Ltd. (SOFR + 0.30%)
7,630,000	5.630	(a)	06/18/24	7,630,530
MUFG Bank, Ltd.-New York Branch (SOFR + 0.17%)
25,192,000	5.500	(a)	08/14/24	25,192,000
MUFG Bank, Ltd.-New York Branch (SOFR + 0.25%)
11,400,000	5.579	(a)	07/08/24	11,400,848
Royal Bank of Canada-New York Branch (SOFR + 0.56%)
13,500,000	5.890		11/04/24	13,500,000
Royal Bank of Canada-New York Branch (SOFR + 0.65%)
8,000,000	5.973	(a)	07/03/24	8,003,301
Starbird Funding Corp.
24,928,000	5.510		08/16/24	24,928,000
Sumitomo Mitsui Banking Corp.-New York Branch (SOFR + 0.20%)
39,500,000	5.530	(a)	09/06/24	39,500,000

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments (continued) May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Obligations – (continued)
Sumitomo Mitsui Banking Corp.-New York Branch (SOFR + 0.25%)
$17,103,000	5.580	%(a)	11/01/24	$17,102,982
Sumitomo Mitsui Banking Corp.-New York Branch (SOFR + 0.70%)
24,712,000	6.023	(a)	06/06/24	24,713,977
Toyota Motor Credit Corp. (SOFR + 0.52%)
7,594,000	5.845	(a)	08/22/24	7,599,787
UBS AG
18,646,000	5.530		08/13/24	18,646,000
Wells Fargo Bank, National Association (SOFR + 0.49%)
36,871,000	5.820	(a)	08/05/24	36,871,000
Wells Fargo Bank, National Association (SOFR + 0.60%)
14,495,000	5.930	(a)	09/12/24	14,495,000
Wells Fargo Bank, National Association (SOFR + 0.64%)
5,000,000	5.961	(a)	07/17/24	5,003,097
Wells Fargo Bank, National Association (SOFR + 0.65%)
5,000,000	5.972	(a)	07/05/24	5,002,336

TOTAL VARIABLE RATE OBLIGATIONS				$993,213,006

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$6,338,010,866

Repurchase Agreements(e) – 28.6%

BNP Paribas
150,000,000	5.410		06/03/24	$150,000,000
Maturity Value: $150,067,625

Collateralized by Federal Home Loan Mortgage Corp., 3.286% to 3.650%, due 11/25/27 to 02/25/28, mortgage-backed obligations, 3.873% to 13.824%, due 10/25/41 to 03/27/62, various asset-backed obligations, 7.386% to 8.076%, due 01/16/30 to 04/15/36 and various corporate security issuers, 0.550% to 8.250%, due 06/14/24 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $163,955,283.

25,000,000	5.490	(f)	06/10/24	$25,000,000
Maturity Value: $25,202,063
Settlement Date: 04/18/24

Collateralized by various asset-backed obligations, 0.000% to 12.586%, due 09/10/29 to 07/25/59, various corporate security issuers, 3.375% to 15.829%, due 10/01/24 to perpetual maturity and various sovereign debt security issuer, 4.250%, due 01/09/38. The aggregate market value of the collateral, including accrued interest, was $27,855,302.

BofA Securities, Inc.
150,000,000	5.340		06/03/24	$150,000,000
Maturity Value: $150,066,750
Collateralized by various corporate security issuers, 0.000%, due 06/03/24 to 02/24/25. The aggregate market value of the collateral, including accrued interest, was $153,000,003.

Fixed Income Clearing Corporation
500,000,000	5.320		06/03/24	$500,000,000
Maturity Value: $500,221,667

Collateralized by a U.S. Treasury Interest-Only Stripped Security, 1.750%, due 01/15/34 and a U.S. Treasury Note, 1.375%, due 07/15/33. The aggregate market value of the collateral, including accrued interest, was $510,000,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(e) – (continued)
Fixed Income Clearing Corporation – (continued)
$200,000,000	5.330%		06/03/24	$200,000,000
Maturity Value: $200,088,833
Collateralized by a U.S. Treasury Bill, 0.000%, due 06/11/24. The market value of the collateral, including accrued interest, was $204,000,000.
300,000,000	5.330		06/03/24	$300,000,000
Maturity Value: $300,133,250
Collateralized by U.S. Treasury Notes, 1.250% to 2.875%, due 04/15/28 to 05/15/28. The aggregate market value of the collateral, including accrued interest, was $306,000,000.

J.P. Morgan Securities LLC
200,000,000	5.520	(f)	07/15/24	$200,000,000
Maturity Value: $202,790,666
Settlement Date: 04/15/24
Collateralized by various corporate security issuers, 3.875% to 14.750%, due 09/15/24 to 02/01/32. The aggregate market value of the collateral, including accrued interest, was $221,113,206.

Joint Account III
151,000,000	5.340		06/03/24	$151,000,000
Maturity Value: $151,067,195

Mizuho Securities USA LLC
100,000,000	5.420		06/03/24	$100,000,000
Maturity Value: $100,045,167
Collateralized by various asset-backed obligations, 1.907% to 11.424%, due 01/16/28 to 09/25/67. The aggregate market value of the collateral, including accrued interest, was $115,000,002.

RBC Capital Markets LLC
200,000,000	5.420		06/03/24	$200,000,000
Maturity Value: $200,090,333

Collateralized by Federal Agricultural Mortgage Corp., 5.970%, due 05/13/39 and various corporate security issuers, 0.000% to 9.000%, due 06/03/24 to 12/31/79. The aggregate market value of the collateral, including accrued interest, was $210,034,575.a

Societe Generale
300,000,000	5.450		06/03/24	$300,000,000
Maturity Value: $300,136,250

Collateralized by mortgage-backed obligations, 3.242% to 9.428%, due 08/15/34 to 11/25/59, various asset-backed obligation, 5.939%, due 04/25/37, various corporate security issuers, 2.375% to 13.375%, due 07/21/24 to perpetual maturity and various sovereign debt security issuers, 2.875% to 9.875%, due 01/07/25 to 05/13/54. The aggregate market value of the collateral, including accrued interest, was $332,456,218.

TD Securities (USA) LLC
150,000,000	5.390		06/03/24	$150,000,000
Maturity Value: $150,067,375

Collateralized by municipal debt obligations, 5.000% to 7.431%, due 03/15/27 to 07/01/43 and various corporate security issuers, 1.618% to 7.624%, due 12/15/25 to 02/15/53. The aggregate market value of the collateral, including accrued interest, was $157,840,948.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(e) – (continued)
Wells Fargo Securities, LLC
$140,000,000	5.340%	06/03/24	$140,000,000
Maturity Value: $140,062,300
Collateralized by Government National Mortgage Association, 1.500% to 7.500%, due 01/20/29 to 05/20/54. The aggregate market value of the collateral, including accrued interest, was $144,199,998.

TOTAL REPURCHASE AGREEMENTS			$2,566,000,000

TOTAL INVESTMENTS - 99.1%			$8,904,010,866

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%			82,442,559

NET ASSETS - 100.0%			$8,986,453,425

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2024.
(b)	All or a portion represents a forward commitment.
(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)	Rate shown is that which is in effect on May 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(e)	Unless noted, all repurchase agreements were entered into on May 31, 2024. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.
(f)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
MMY	—Money Market Yield
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations – 98.5%

Alaska – 2.0%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Refunding Series 2009 B RMKT (Wells Fargo Bank N.A., SPA)
$21,440,000	3.300	%(a)	06/07/2024	$21,440,000
Alaska Housing Finance Corp. VRDN RB Governmental Purpose Series 2009 B RMKT (FHLB, SPA)
19,595,000	3.350	(a)	06/07/2024	19,595,000
Valdez Alaska marine Term Revenue
2,000,000	3.970		06/03/2024	2,000,000

				43,035,000

Arizona – 1.2%
Arizona Board of Regents Arizona State University Variable Rate Demand System Revenue Refunding Bonds Series 2008B (Az)
2,995,000	3.300		06/07/2024	2,995,000
Arizona Board Of Regents Arizona State University Variable Rate Demand System Revenue Refunding Bonds Series 2008B (Az)
7,610,000	3.300		06/07/2024	7,610,000
The Industrial Development Authority Of The County Of Maricopa Revenue Bonds (Banner Health), Series 2023B (AZ)
18,920,000	3.340		06/07/2024	18,920,000

				29,525,000

California – 4.6%
California Health Facilities Financing Authority CP Series A-1
9,200,000	3.650		08/01/2024	9,200,000
4,500,000	3.650		08/06/2024	4,500,000
City of Los Angeles, California 2023 Tax and Revenue Anticipation Notes (CA)
13,225,000	5.000		06/27/2024	13,241,391
County Of Riverside 2023 Tax And Revenue Anticipation Note (Ca)
5,475,000	5.000		06/28/2024	5,481,646
Regents Of The University Of California (The) Series A
15,000,000	3.800		08/07/2024	15,000,000
21,000,000	3.630		08/13/2024	21,000,000
2,000,000	3.650		08/15/2024	2,000,000
Southern California Public Power Authority Magnolia Power Project A, Refunding Revenue Bonds, 2020-3 (Ca)
32,700,000	4.070		06/01/2024	32,700,000

				103,123,037

Colorado – 5.3%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2006 B RMKT (Barclays Bank PLC, SPA)
30,620,000	3.310	(a)	06/07/2024	30,620,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2012 A
1,010,000	3.350	(a)	06/07/2024	1,010,000
City of Colorado Springs Utilities System VRDN RB, Improvement Revenue Bonds Series 2008 A
2,830,000	3.390	(a)	06/07/2024	2,830,000
Colorado (State of)
20,980,000	5.000		06/28/2024	21,000,972
Colorado Housing & Finance Authority VRDN RB Refunding for Single Family Mortgage Class I Series 2001 AA-2 (Royal Bank of Canada, SPA)
9,320,000	3.300	(a)	06/07/2024	9,320,000

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations – (continued)

Colorado – (continued)
Denver Colorado City and County Water Commissioners Water Revenue Series A
$20,165,000	3.700%		10/16/2024	$20,165,000
Lower Colorado River Authority Texas Transmission Series A2
14,874,000	3.660		06/27/2024	14,874,000
State Of Colorado Education Loan Program Tax And Revenue Anticipation Notes Series 2023B
17,695,000	4.500		06/28/2024	17,711,150

				117,531,122

Connecticut – 1.5%
Connecticut Housing Finance Authority Housing Mortgage Finance Program Bonds, 2019 Subseries B-3 (Variable Rate)
11,720,000	3.320		06/07/2024	11,720,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2013 Subseries B-6 RMKT (Sumitomo Mitsui Banking Corp., SPA)
4,290,000	3.360	(a)	06/07/2024	4,290,000
The Ohio State University Variable Rate Demand General Receipts Bonds (Multiyear Debt Issuance Program Ii) Series 2023 A
17,790,000	3.300		06/07/2024	17,790,000

				33,800,000

District of Columbia – 1.1%
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2009 D Subseries D-2 (TD Bank N.A., LOC)
11,310,000	3.360	(a)	06/07/2024	11,310,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2010 C Subseries C-2 RMKT (TD Bank N.A., LOC)
13,655,000	3.360	(a)	06/07/2024	13,655,000

				24,965,000

Florida – 6.8%
City of Jacksonville VRDN RB Refunding Baptist Medical Centers Series 2019 D
3,960,000	3.360	(a)	06/07/2024	3,960,000
Highlands County Health Facilities Authority Hospital Revenue Refunding VRDN Series 2012 I
24,875,000	3.330	(a)	06/07/2024	24,875,000
28,515,000	3.350	(a)	06/07/2024	28,515,000
Highlands County Health Facilities Authority VRDN RB Adventist Health System Series 2007 A-2
7,465,000	3.360	(a)	06/07/2024	7,465,000
Miami-Dade County IDA VRDN RB Florida Power & Light Co. Series 2021
16,000,000	3.450	(a)	06/07/2024	16,000,000
Putnam County Development Authority VRDN PCRB Refunding Florida Power & Light Co. Series 1994
3,700,000	4.250	(a)	06/03/2024	3,700,000
School Board of Miami-Dade County (The)
50,000	4.238		06/18/2024	50,034
37,300,000	5.000		06/18/2024	37,325,224
School District of Broward County, Florida Tax Anticipation Notes, Series 2023 (FL)
20,000,000	5.000		06/28/2024	20,022,129

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations – (continued)

Florida – (continued)
St. Lucie County, Florida Pollution Control Revenue Refunding Bonds (Florida Power & Light Company Project) Series 2000 (Fl)
$5,635,000	3.500%		06/07/2024	$5,635,000

				147,547,387

Georgia – 0.2%
Municipal Electricty Authority of Georgia (The) CP Series B
5,000,000	3.450		06/05/2024	5,000,000

Illinois – 4.3%
Illinois Finance Authority Revenue Bonds, Series 2008C-2B (Advocate Health Care Network) (Il)
20,000,000	3.550		06/07/2024	20,000,000
Illinois Finance Authority Revenue Bonds, Series 2008C-3A (Advocate Health Care Network) (Il)
7,700,000	3.250		06/07/2024	7,700,000
Illinois Finance Authority Revenue Refunding Bonds, Series 2021C (Northwestern Memorial Healthcare) (Daily Period Bonds) (Il)
3,000,000	3.980		06/01/2024	3,000,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B
26,760,000	3.270	(a)	06/07/2024	26,760,000
Illinois Finance Authority VRDN RB University of Chicago Series 2003 B
8,490,000	3.300	(a)	06/07/2024	8,490,000
Illinois Finance Authority VRDN RB University of Chicago Series 2008
1,900,000	3.360	(a)	06/07/2024	1,900,000
Illinois Housing Development Authority Revenue Bonds, 2023 Series P(Non-Amt)(Variable Rate) (Social Bonds) (Il) (FNMA/ GNMA/FHLMC)
23,500,000	3.350		06/07/2024	23,500,000
Llinois Financial Authority Revenue Refunding Bonds, Series 2021B And D (Il)
4,250,000	4.000		06/03/2024	4,250,000

				95,600,000

Indiana – 0.4%
Indiana Finance Authority Health System Revenue Bonds, Series 2008F (Sisters Of St. Francis Health Services, Inc. Obligated Group) (In)
5,150,000	3.350		06/07/2024	5,150,000
Purdue University VRDN RB for Student Facilities System Series 2004 A
4,865,000	3.300	(a)	06/07/2024	4,865,000

				10,015,000

Kentucky – 0.4%
Louisville and Jefferson County Metropolitan Sewer District Revenue Bonds
10,000,000	3.840		06/03/2024	10,000,000

Louisiana – 2.8%
Industrial Development Board of The Parish of East Baton Rouge, Louisiana, Inc Revenue Bonds, Exxonmobile Project, Series 2010B, Gulf Opportunity Zone Bonds (La)
4,600,000	3.990		06/03/2024	4,600,000

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations – (continued)

Louisiana – (continued)
Industrial Development Board of The Parish of East Baton Rouge. Louisiana, Inc Revenue Bonds, Exxonmobil Project, Series 2010A, Gulf Opportunity Zone Bonds (La)
$6,905,000	3.990%		06/01/2024	$6,905,000
Louisiana Public Facilities Authority Hospital Revenue Bonds (Louisiana Children’S Medical Center Project) 2017B (La)
7,000,000	3.360		06/07/2024	7,000,000
Louisiana Public Facilities Authority VRDN RB for Air Products and Chemicals Project Series 2007
12,800,000	4.050	(a)	06/01/2024	12,800,000
Louisiana Public Facilities Authority VRDN RB for Air Products and Chemicals Project Series 2008 C
29,300,000	4.050	(a)	06/01/2024	29,300,000
State of Louisiana Gasoline and Fuels Tax Second Lien Revenue Refunding Bonds 2023 Series A, Series A-1 (La)
2,000,000	4.000		06/03/2024	2,000,000

				62,605,000

Massachusetts – 3.5%
Massachusetts Bay Transportation Authority Mass Sales Tax BANS CP Series B
9,000,000	3.650		06/14/2024	9,000,000
Massachusetts Department Of Transportation Metropolitan Highway System Revenue Bonds (Senior) Variable Rate Demand Obligations, 2010 Series A-1 (Ma)
12,000,000	3.270		06/07/2024	12,000,000

Massachusetts Department of Transportation Metropolitan Highway System Revenue Refunding Bonds (Subordinated) Commonwealth Contract Assistance Secured Variable Rate Demand Obligations, 2022 Series A-3 (Ma)

3,200,000	3.350		06/07/2024	3,200,000
Massachusetts Health and Educational Facilities Authority Revenue Bonds, Museum of Fine Arts Issue, Series A-1 (2007)
15,925,000	4.080		06/03/2024	15,925,000
Massachusetts Housing Finance Agency Variable Rate Rental Housing Development Bonds Mill Road Apartments Issue, Series 2018 (Non-Amt) (Floating Index Rate) (Ma)
16,350,000	3.300		06/07/2024	16,350,000
Massachusetts Housing Finance Agency VRDN RB Single Family Housing Refunding Series 200 (UBS AG, SPA)
8,550,000	3.300	(a)	06/07/2024	8,550,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Refunding VRDN Series A-1 (TD Bank N.A., SPA)
8,300,000	3.350	(a)	06/07/2024	8,300,000
Massachusetts Water Resources Authority Multi-Modal Subordinated General Revenue Refunding Bonds, 2008 Series A (Ma)
6,920,000	3.300		06/07/2024	6,920,000

				80,245,000

Michigan – 2.1%
Regents of The University of Michigan General Revenue Bonds, Series 2012D-2
5,785,000	3.250		06/07/2024	5,785,000
University of Michigan General Revenue Bonds, Series 2009-B
18,779,800	3.620		07/03/2024	18,779,800

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued) May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations – (continued)

Michigan – (continued)
University of Michigan General Revenue Bonds, Series L1
$23,285,000	3.520%		06/03/2024	$23,285,000

				47,849,800

Minnesota – 2.6%
County of Hennepin GO VRDN Refunding Series 2018 B (TD Bank N.A., SPA)
4,170,000	3.300	(a)	06/07/2024	4,170,000
Hennepin County General Obligation Bonds, Series 2017B (MN)
19,300,000	3.310		06/07/2024	19,300,000
Hennepin County General Obligation Bonds, Series A (MN)
12,000,000	3.550		06/04/2024	12,000,000
10,000,000	3.550		06/06/2024	10,000,000
Minnesota Housing Finance Agency VRDN Residential Housing Finance RB Refunding Series 2018 H (GNMA/FNMA/ FHLMC)
7,205,000	3.300	(a)	06/07/2024	7,205,000
Minnesota Housing Finance Agency VRDN Residential Housing Finance RB Refunding Series 2019 D (GNMA/FNMA/ FHLMC) (Royal Bank of Canada, SPA) (GNMA/FNMA/ FHLMC)
4,185,000	3.300	(a)	06/07/2024	4,185,000

				56,860,000

Mississippi – 2.3%
Mississippi Business Finance Corporation (Chevron U.S.A. Inc. Project) Guld Opportunity Zone Industrial Development Revenue Bonds (Ms)
1,100,000	3.270		06/07/2024	1,100,000
Mississippi Business Finance Corporation Gulf Opportuity Zone Industrial Development Revenue Bonds (Chevron U.S.A. Inc Project) (Ms)
2,360,000	3.250		06/07/2024	2,360,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A. Inc. Project) (Ms)
24,500,000	3.970		06/03/2024	24,500,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A. Inc. Project) Series 2007 C (Ms)
2,500,000	4.000		06/03/2024	2,500,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A. Inc. Project) Series 2007E Bonds (Ms)
1,375,000	4.000		06/01/2024	1,375,000

Mississippi Business Finance Corporation Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron Usa Inc. Project) $350,000,000 Series 2010 A – F Goldman Sachs’ Series: $40,000,000 Series 2010B

5,370,000	3.250		06/07/2024	5,370,000
Mississippi Business Finance Corportation Gulf Opportunity Zone Industrial Development Revenue Bonds Chevron Usa Inc Project (Ms)
14,155,000	3.250		06/07/2024	14,155,000

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations – (continued)

Mississippi – (continued)
Mississippi Development Bank Special Obligation Bonds Jackson County, Mississippi Industrial Water System Project, Series 2009 (Ms)
$1,245,000	4.000%		06/01/2024	$1,245,000

				52,605,000

Missouri – 4.3%
Curators of The University of Missouri Systems Facilities VRDN RB Refunding Series 2007 B
26,875,000	3.360	(a)	06/07/2024	26,875,000
Health And Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Ascension Health Senior Credit Group) Series 2008C-4 And Series 2008C-5 (Mo)
4,200,000	3.250		06/07/2024	4,200,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2008 A (U.S. Bank N.A., SPA)
41,275,000	4.150	(a)	06/01/2024	41,275,000
State of Missouri Health and Educational Facilities Authority Revenue Bonds (Ascension Health Credit Group) Series 2003C-3 (Mo)
21,450,000	3.250		06/07/2024	21,450,000

				93,800,000

Multi-State – 0.4%
Federal Home Loan Mortgage Corporation Variable Rate Demand Certificates for Multi-Family Housing Series 2014-M031 Class A (FHLMC, LIQ)
9,730,000	3.390	(b)	06/07/2024	9,730,000

Nebraska – 2.5%
Omaha Public Power District NEB Electric Revenue CP Series A
15,000,000	3.320		06/03/2024	15,000,000
5,025,000	3.500		06/06/2024	5,025,000
14,000,000	3.600		07/02/2024	14,000,000
7,400,000	3.600		07/03/2024	7,400,000
6,100,000	3.700		08/05/2024	6,100,000
8,000,000	3.680		10/16/2024	8,000,000

				55,525,000

New Jersey – 0.9%
New Jersey Educational Facilities Authority Series 1997 A
20,000,000	3.700		06/03/2024	20,000,000

New York – 8.9%
City Of Rochester New York Bond Anticipation Notes, 2023 Series Ii (Ny)
5,000,000	4.500		08/01/2024	5,008,858
Long Island Power Authority Electric System General Revenue Bonds, Series 2023D
54,110,000	3.300		06/07/2024	54,110,000
New York City GO VRDN Series 2012 G Subseries G-6 (Mizuho Bank, Ltd., LOC)
1,850,000	3.950	(a)	06/03/2024	1,850,000
New York City GO VRDN Series 2017 A Subseries A-6 (JPMorgan Chase Bank N.A., SPA)
2,520,000	4.100	(a)	06/03/2024	2,520,000
New York City Housing Development Corp. Multi-Family Housing VRDN RB for 90 Washington Street Series 2006 A
22,155,000	3.400	(a)	06/07/2024	22,155,000

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations – (continued)

New York – (continued)
New York City Housing Development Corporation Multi-Family Rental Housing Revenue Bonds The Balton 2009 Series A (Ny)
$1,915,000	3.250%		06/07/2024	$1,915,000
New York City Municipal Water Finance Authority Water And Sewer System Second General Resolution Revenue Bonds, Adjustable Rate Fiscal 2013 Series Aa Subseries Aa-2 Adjustable Rate Bonds (Ny)
2,200,000	3.300		06/07/2024	2,200,000
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate Fiscal 2019 Series Bb (Ny)
3,100,000	3.310		06/07/2024	3,100,000
New York State Dormitory Authority Revenue Non State supported Debt VRDO Columbia University Series 2009 A
20,000,000	3.200		06/07/2024	20,000,000
New York State Dormitory Authority Revenue Non State supported Debt VRDO Rockefeller University Series 2008 A
1,000,000	3.360		06/07/2024	1,000,000
New York State Dormitory Authority VRDO CP Series 2002 C
14,300,000	3.500		07/02/2024	14,300,000
New York State Housing Finance Agency 316 Eleventh Avenue Housing Revenue Bonds 2009 Series A (Ny)
5,600,000	3.400		06/07/2024	5,600,000
New York State Housing Finance Agency 600 West 42Nd Street Housing Revenue Bonds 2009 Series A (Non-Amt) (NY)
18,050,000	3.380		06/07/2024	18,050,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA, LIQ)(FNMA, LOC)
14,500,000	3.380	(a)	06/07/2024	14,500,000
New York State Housing Finance Agency VRDN Series 2004 A
2,600,000	3.300	(a)	06/07/2024	2,600,000
New York State Housing Finance Agency VRDN Series 2009
1,300,000	3.300	(a)	06/07/2024	1,300,000
The City of New York General Obligation Bonds, Fiscal 2012 Series A Subseries A-3 Adjustable Rate Bonds
4,225,000	3.300		06/07/2024	4,225,000
The City of New York General Obligation Bonds, Fiscal 2018 Series B Subseries B-4 And B-5
25,290,000	4.000		06/01/2024	25,290,000

				199,723,858

North Carolina – 3.8%
Board Governors university CP
11,000,000	3.500		06/10/2024	11,000,000
8,000,000	3.530		06/10/2024	8,000,000
Board Of Governors Of The University Of North Carolina University Of North Carolina Hospitals At Chapel Hill Revenue Refunding Bonds Series 2003B (Nc)
1,025,000	3.340		06/07/2024	1,025,000
Charlotte-Mecklenburg Hospital Authority (The) VRDN Series 2018 F
31,450,000	3.390	(a)	06/07/2024	31,450,000
Charlotte-Mecklenburg Hospital Authority Atrium Health Variable Rate Health Care Revenue Bonds Series 2018H
4,045,000	4.000		06/01/2024	4,045,000

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations – (continued)

North Carolina – (continued)
City of Raleigh VRDN COP for Downtown Improvement Project Series 2004 A (Wells Fargo Bank N.A. SPA)
$28,265,000	3.370%		06/07/2024	$28,265,000

				83,785,000

Ohio – 8.0%
City of Columbia Waterworks & Sewer System VRDN RB Series 2006-1(OH)
4,285,000	3.310	(a)	06/07/2024	4,285,000
City of Columbia Waterworks & Sewer System VRDN RB Series 2008B (OH)
19,715,000	3.310	(a)	06/07/2024	19,715,000
County Of Allen, Ohio Adjustable Rate Hospital Facilities Revenue Bonds, Series 2010C Catholic Healthcare Partners (Oh)
2,275,000	3.900		06/03/2024	2,275,000
County of Franklin, Ohio Hospital Facilities Revenue Bonds Nationwide Childrens Hospital, Series 2008B
5,100,000	3.360		06/07/2024	5,100,000
Ohio State Adjustable rate Bonds Series 2005A (Oh)
3,965,000	3.350		06/07/2024	3,965,000
Ohio State Water Development Authority Water Development Revenue Bonds CP (OH)
5,000,000	3.550		06/05/2024	5,000,000
15,000,000	3.560		07/02/2024	15,000,000
14,000,000	3.750		09/03/2024	14,000,000
State of Ohio (Treasurer of State) Capital Facilities Lease- Appropriation Variable Rate Bonds, Series 2020B (Parks And Recreation Improvement Fund Projects)
35,840,000	3.300		06/07/2024	35,840,000
State of Ohio Capital Facilities Lease Appropriation VRDN for Adult Correctional Building Series 2021 B
10,000,000	3.300	(a)	06/07/2024	10,000,000
The Ohio State University Variable Rate Demand General Receipts Bonds (Multiyear Debt Issuance Program Ii)
12,000,000	3.450	(a)	06/07/2024	12,000,000
The Ohio State University Variable Rate Demand General Receipts Bonds (Multiyear Debt Issuance Program Ii) Series 2023 A
11,360,000	3.300		06/07/2024	11,360,000
The Ohio State University Variable Rate Demand General Receipts Bonds (Multiyear Debt Issuance Program Ii) Series 2023 D2
10,000,000	3.340		06/07/2024	10,000,000
32,850,000	3.450		06/07/2024	32,850,000

				181,390,000

Oregon – 0.3%
Oregon Department of Transportation Highway User Tax Revenue CP Series A-2
5,771,000	3.520		06/05/2024	5,771,000

Pennsylvania – 1.4%
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue Bonds, Series 2023-141B (Non-Amt) (Variable Rate) (Social Bonds)
30,900,000	3.300		06/07/2024	30,900,000

South Carolina – 1.4%
South Carolina Public Service Authority Variable Rate Revenue Obligations, 2019 Tax-Exempt Refunding Series A (Sc)
31,000,000	3.520		06/07/2024	31,000,000

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued) May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations – (continued)

Tennessee – 0.8%
Metropolitan Government Nashville and Davidson County Tennessee H&E Facailities Revenue Bonds CP
$5,000,000	3.350%		10/22/2024	$5,000,000
5,000,000	3.600		12/02/2024	5,000,000
Metropolitan Government Nashville and Davidson County Tennessee Series 2024
9,160,900	3.650		07/10/2024	9,160,900

				19,160,900

Texas – 17.0%
Board of Regents of The Texas A&M University System CP Series B
4,000,000	3.600		06/03/2024	4,000,000
City of Austin, Texas Hotel Occupancy Tax VRDN RB Refunding Subordinate Lien Series 2008 B (Sumitomo Mitsui Banking Corp., LOC)
14,845,000	3.330	(a)	06/07/2024	14,845,000
City of El Paso Texas Water & Sewer System CP Series A
9,160,700	3.750		06/13/2024	9,160,700
City of Houston Combined Utility System VRDN First Lien Refunding RB Series 2004 B-6 (Sumitomo Mitsui Banking Corp., LOC)
1,900,000	3.360	(a)	06/07/2024	1,900,000
City of Houston Combined Utility System VRDN First Lien Refunding RB Series 2018 C (Barclays Bank PLC, LOC)
2,600,000	3.360		06/07/2024	2,600,000
Dallas Texas Waterworks and Sewer System Revenue Series F
27,519,600	3.850		06/06/2024	27,519,600
Dallas Texas Waterworks and Sewer System Revenue Series G
6,871,700	3.750		06/05/2024	6,871,700
Harris County Cultural Education Facilities Finance Corporation Hospital Revenue Bonds (Memorial Hermann Health System) Series 2019E
4,500,000	3.500		06/07/2024	4,500,000
Harris County Cultural Education Facilities Finance Corporation Revenue Bonds Series A-1
8,090,000	4.100		06/03/2024	8,090,000
Harris County Cultural Education Facilities Finance Corporation Revenue Bonds Series B-3
15,000,000	3.800		06/25/2024	15,000,000
Harris County Cultural Education Facilities Finance Corporation Revenue Bonds Series C-1
35,000,000	4.050		06/03/2024	35,000,000
Harris County Cultural Education Facilities Finance Corporation Revenue Bonds Series C-2
13,280,000	4.050		06/03/2024	13,280,000
Huntsville Ala Health Care Authority CP
2,000,000	3.790		06/17/2024	2,000,000
Lower Neches Valley Authority Industrial Development Corporation (Texas) Revenue Bonds (Exxonmobil Project) Series 2011 (Tx)
12,265,000	4.010		06/03/2024	12,265,000
Lower Neches Valley Authority Industrial Development Corporation (Texas) Revenue Bonds (Exxonmobil Project) Series 2012 (Tx)
13,400,000	4.010		06/03/2024	13,400,000

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations – (continued)

Texas – (continued)
Lower Neches Valley Authority Industrial Development Corporation Revenue Bonds (Exxonmobil Project) Series 2010 (Tx)
$8,700,000	4.020%		06/03/2024	$8,700,000
San Antonio Water System
2,000,000	3.620		07/02/2024	1,999,963
3,800,000	3.650		07/02/2024	3,799,929
San Antonio Water System CP Series A-2 Subseries A-1
25,000,000	3.750		09/20/2024	24,976,875
San Antonio Water System CP Series A-2 Subseries A-1 JPMorgan
35,000,000	3.800		08/15/2024	35,000,000
State of Texas Veterans Bonds, Series 2011 C (Non-Amt) (Tx)
2,000,000	3.250		06/07/2024	2,000,000
State of Texas Veterans Bonds, Series 2016
12,315,000	3.460		06/07/2024	12,315,000
State of Texas Veterans Bonds, Series 2019 (Tx)
4,855,000	3.400		06/07/2024	4,855,000
State of Texas Veterans Land Board VRDN Series 2022
200,000	3.550	(a)	06/07/2024	200,000
Tarrant County Cultural Education Facilities Finance Corporation Texas Health Resources System Revenue Bonds Series 2012B
23,770,000	3.250		06/07/2024	23,770,000
Tarrant County Health Facilities Development Corporation Hospital Revenue Bonds (Cook Children’S Medical Center Project) Series 2010B
28,565,000	3.410		06/07/2024	28,565,000
The Board Of Regents Of The University Of Texas System Series A
5,000,000	3.650		08/30/2024	5,000,000
The University Of Texas System Series 2008 A
4,890,000	3.350		06/07/2024	4,890,000
University of North Texas Revenue Financing System CP Series A
24,500,000	3.480		07/02/2024	24,500,000
14,900,000	3.750		07/09/2024	14,900,000
5,000,000	3.500		10/17/2024	5,000,000

				370,903,767

Utah – 1.2%
Murray City Utah Variable Rate Demand Hospital Revenue Bonds Series 2005C (Ihc Health Services) (Ut)
1,360,000	4.000		06/01/2024	1,360,000
Murray City Utah, Hospital Revenue VRDN Series 2003 A
10,710,000	3.310	(a)	06/07/2024	10,710,000
Murray City Utah, Hospital Revenue VRDN Series 2003 B
230,000	3.310	(a)	06/07/2024	230,000
Murray City Utah, Hospital Revenue VRDN Series 2005 A
10,145,000	4.000	(a)	06/01/2024	10,145,000
Utah County, Utah Hospital Revenue Bonds, Series 2018C (Ihc Health Services, Inc.) (Ut)
2,225,000	4.000		06/01/2024	2,225,000

				24,670,000

Virginia – 2.0%
Economic Development Authority Of The City Of Norfolk Hospital Facilities Revenue And Refunding Bonds (Sentara Healthcare), Series 2016B (Va)
22,735,000	3.300		06/07/2024	22,735,000

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Value

Variable Rate Obligations – (continued)

Virginia – (continued)
Industrial Development Authority Of Loudoun County Virginia Multi-Modal Revenue Bonds (Howard Huges Medical Institute Issue) Series 2009 B (Va)
$1,535,000	3.260%	06/07/2024	$1,535,000
Loudoun County Va Industrial Development Authority Revenue Bonds Howard Hughes Medical Institute
4,295,000	3.260	06/07/2024	4,295,000
Norfolk Economic Development Authority Hospital Facilities Revenue Bonds Revenue and Refunding Bonds (Sentara Healthcare), Series 2016B (Va)
2,905,000	3.250	06/07/2024	2,905,000
Virginia College Building Authority Educational Facilities Revenue Series 2004-University Of Richmond Project (Va)
6,625,000	3.250	06/07/2024	6,625,000
Virginia College Building Authority Variable Rate Educational Facilities Revenue Bonds (University Of Richmond Project) Series 2006 (Va)
3,000,000	4.100	06/03/2024	3,000,000
Virginia Commonwealth University Health System Authority General Revenue Refunding Bonds Series 2024B (Va)
4,800,000	4.000	06/01/2024	4,800,000

			45,895,000

Washington – 1.4%
King County Washington Sewer System CP Series A
5,000,000	3.650	08/28/2024	5,000,000
Port of Tacoma Subordinate Lien Revenue Bonds, 2008B (Non-Amt) (Wa)
18,205,000	3.250	06/07/2024	18,205,000
Washington Suburban Sanitary District General Obligation Multi- Modal Bond Anticipation Notes Series B (Md) (CNTY GTD)
10,000,000	4.000	06/01/2024	10,000,000

			33,205,000

Wisconsin – 3.1%
Public Finance Authority Health Care System Revenue Refunding Bonds (Cone Health) 2023
20,000,000	3.340	06/07/2024	20,000,000
Wisconsin Health and Educational Facilities Authority Variable Rate Refunding Revenue Bonds, Series 2021A (Froedtert Health, Inc. Obligated Group)
33,745,000	4.100	06/03/2024	33,745,000
Wisconsin Health and Educational Facilities Authority Variable Rate Refunding Revenue Bonds, Series 2021B (Froedtert Health, Inc. Obligated Group)
16,600,000	4.100	06/03/2024	16,600,000

			70,345,000

TOTAL MUNICIPAL BONDS (Cost $2,196,110,871)			2,196,110,871

TOTAL INVESTMENTS - 98.5% (Cost $2,196,110,871)			$2,196,110,871

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%			32,365,065

NET ASSETS - 100.0%			$2,228,475,936

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AMT	- Alternative Minimum Tax (subject to)
BANS	- Bond Anticipation Notes
CP	- Commercial Paper
FHLB	- Insured by Federal Home Loan Bank
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage Association
GO	- General Obligation
IDA	- Industrial Development Agency
IHC	- Intermountain Health Care
LIQ	- Liquidity Agreement
LOC	- Letter of Credit
PCRB	- Pollution Control Revenue Bond
RB	- Revenue Bond
RMKT	- Remarketed
SPA	- Stand-by Purchase Agreement
UT	- Unlimited Tax
VRDN	- Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2024, the Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 3, 2024, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value

Investor Money Market	$151,000,000	$151,067,195	$155,450,216

REPURCHASE AGREEMENTS — At May 31, 2024, the Principal Amounts of the Investor Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Investor Money Market

ABN Amro Bank N.V.	5.340%	$11,843,137
Bank of America, N.A.	5.340	29,607,843
Bank of Montreal	5.340	17,764,706
BofA Securities, Inc.	5.340	14,803,922
Credit Agricole Corporate and Investment Bank	5.340	17,764,706
Wells Fargo Securities, LLC	5.340	59,215,686
Total		$151,000,000

At May 31, 2024, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rate	Maturity Dates

Federal Farm Credit Bank	0.790% to 5.470%	09/17/24 to 06/20/33
Federal Home Loan Bank	0.875 to 4.250	06/12/26 to 10/19/38
Federal Home Loan Mortgage Corp.	0.375 to 7.500	11/01/24 to 06/01/54
Federal National Mortgage Association	0.000 to 6.250	07/01/24 to 05/01/53
Government National Mortgage Association	1.500 to 8.000	03/20/28 to 05/20/54
Tennessee Valley Authority	2.875 to 4.650	02/01/27 to 06/15/35
U.S. Treasury Notes	0.375 to 1.000	07/31/27 to 07/31/28

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS - INVESTOR FUNDS

Statements of Assets and Liabilities May 31, 2024 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt Money Market Fund

Assets:

Investments, at value (cost $6,338,010,866 and $2,196,110,871, respectively)	$6,338,010,866	$2,196,110,871
Repurchase agreements, at value (Cost $2,566,000,000 and $–, respectively)	2,566,000,000	—
Cash	86,155,998	957,854
Receivables:
Fund shares sold	35,121,095	6,631,500
Interest	25,919,592	13,683,698
Investments sold	—	18,556,367
Other assets	418,185	226,247

Total assets	9,051,625,736	2,236,166,537

Liabilities:

Payables:
Fund shares redeemed	31,036,360	2,635,527
Investments purchased	30,558,586	—
Dividend distribution	1,367,845	4,424,381
Management fees	1,210,451	299,430
Distribution and Service fees and Transfer Agency fees	627,436	34,527
Accrued expenses	371,633	296,736

Total liabilities	65,172,311	7,690,601

Net Assets:

Paid-in capital	8,986,684,877	2,228,474,157
Total distributable earnings (loss)	(231,452)	1,779

NET ASSETS	$8,986,453,425	$2,228,475,936

Net Assets:
Class A Shares	$2,269,010,140	$56,877,139
Class C Shares	11,125	9,368
Class D Shares	13,255,194	—
Class I Shares	6,319,458,599	2,169,264,536
Service Shares	15,650,051	232,692
Preferred Shares	—	613,689
Administration Shares	347,979,000	1,478,512
Cash Management Shares	21,089,316	—
Total Net Assets	$8,986,453,425	$2,228,475,936
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A Shares	2,269,136,466	56,876,497
Class C Shares	11,126	9,368
Class D Shares	13,255,975	—
Class I Shares	6,319,811,309	2,169,240,141
Service Shares	15,650,925	232,689
Preferred Shares	—	613,682
Administration Shares	347,998,453	1,478,496
Cash Management Shares	21,090,493	—
Net asset value, offering and redemption price per share:	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUNDS - INVESTOR FUNDS

Statements of Operations For the Six Months Ended May 31, 2024 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt Money Market Fund

Investment Income:

Interest income	$244,060,491	$37,888,924

Expenses:

Fund-Level Expenses:
Management fees	7,095,170	1,749,634
Transfer Agency fees	443,407	109,342
Registration fees	438,343	113,144
Printing and postage fees	208,176	10,721
Custody, accounting and administrative services	205,308	150,309
Professional fees	132,917	140,185
Trustee fees	10,873	10,813
Shareholder meeting expense	—	2,301
Other	122,824	5,060

Subtotal	8,657,018	2,291,509

Class Specific Expenses:
Distribution and Service fees - Class A Shares	2,502,724	66,518
Administration Share fees	411,160	1,884
Cash Management Share fees	65,429	1
Service Share fees	55,241	566
Distribution fees - Cash Management Shares	39,257	—
Distribution fees - Class C Shares	55	46
Preferred Share fees	—	200

Total expenses	11,730,884	2,360,724

Less - expense reductions	(513,549)	(277,070)

Net expenses	11,217,335	2,083,654

NET INVESTMENT INCOME	$232,843,156	$35,805,270

Net realized gain from investment transactions	68,550	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$232,911,706	$35,805,270

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS - INVESTOR FUNDS

Statements of Changes in Net Assets

	Investor Money Market Fund		Investor Tax-Exempt Money Market Fund
	For the Six Months Ended May 31, 2024 (Unaudited)	For the Fiscal Year Ended November 30, 2023	For the Six Months Ended May 31, 2024 (Unaudited)	For the Fiscal Year Ended November 30, 2023

From operations:

Net investment income	$232,843,156	$374,740,755	$35,805,270	$62,384,193
Net realized gain from investment transactions	68,550	415,037	—	12,447

Net increase in net assets resulting from operations	232,911,706	375,155,792	35,805,270	62,396,640

Distributions to shareholders:
From distributable earnings:
Class A Shares	(50,826,251)	(54,372,461)	(807,707)	(1,043,008)
Class C Shares	(238)	(736)	(107)	(319)
Class D Shares	(290,603)	(201,929)	—	—
Class I Shares	(172,634,994)	(305,506,481)	(34,977,482)	(61,074,264)
Capital Shares	—	—	(4)	(34)
Service Shares	(534,221)	(2,182,569)	(3,146)	(9,834)
Preferred Shares	—	—	(6,443)	(10,194)
Select Shares	—	—	(5)	(35)
Administration Shares	(8,351,456)	(11,231,011)	(22,820)	(246,417)
Cash Management Shares	(592,802)	(1,460,845)	(4)	(41)
Premier Shares	—	—	(4)	(30)
Resource Shares	—	(273)	—	(17)

Total distributions to shareholders	(233,230,565)	(374,956,305)	(35,817,722)	(62,384,193)

From share transactions:
Proceeds from sales of shares	5,093,788,247	11,273,396,347	1,350,174,421	2,819,004,130
Reinvestment of distributions	225,432,458	358,658,224	8,992,773	11,541,497
Cost of shares redeemed	(4,812,464,516)	(8,876,179,028)	(1,261,095,815)	(2,790,135,480)

Net increase in net assets resulting from share transactions	506,756,189	2,755,875,543	98,071,379	40,410,147

TOTAL INCREASE	506,437,330	2,756,075,030	98,058,927	40,422,594

Net Assets:
Beginning of period	$8,480,016,095	$5,723,941,065	$2,130,417,009	$2,089,994,415

End of period	$8,986,453,425	$8,480,016,095	$2,228,475,936	$2,130,417,009

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Class A Shares

	Six Months Ended						For the
	May 31, 2024		Year Ended November 30,				Period Ended		Year Ended August 31,
	(Unaudited)		2023	2022	2021		November 30, 2020†		2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.048	0.012	—	(b)	—	(b)	0.009	0.021

Net realized gain (loss)	—	(b)	(0.001)	— (b)	—	(b)	—	(b)	0.001	— (b)

Total from investment operations	0.025		0.047	0.012	—	(b)	—	(b)	0.010	0.021

Distributions to shareholders from net investment income	(0.025)		(0.047)	(0.012)	—	(b)	—	(b)	(0.010)	(0.021)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	— (b)	— (b)

Total distributions(c)	(0.025)		(0.047)	(0.012)	—	(b)	—	(b)	(0.010)	(0.021)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.57%		4.80%	1.17%	0.03%		—	%(e)	0.98%	2.14%

Net assets, end of period (in 000’s)	$2,269,010		$1,728,037	$442,390	$140,297		$221,008		$249,228	$169,451

Ratio of net expenses to average net assets	0.43	%(f)	0.43%	0.38%	0.12%		0.24	%(f)	0.42%	0.43%

Ratio of total expenses to average net assets	0.45	%(f)	0.44%	0.45%	0.45%		0.47	%(f)	0.46%	0.46%

Ratio of net investment income (loss) to average net assets	5.07	%(f)	4.81%	1.69%	(0.01)%		(0.08	)%(f)	0.88%	2.12%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Class C Shares

	Six Months Ended						For the
	May 31, 2024		Year Ended November 30,				Period Ended		Year Ended August 31,
	(Unaudited)		2023	2022	2021		November 30, 2020†		2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.022		0.039	0.007	—	(b)	—	(b)	0.003	0.014

Net realized gain	—	(b)	— (b)	— (b)	—	(b)	—	(b)	0.002	— (b)

Total from investment operations	0.022		0.039	0.007	—	(b)	—	(b)	0.005	0.014

Distributions to shareholders from net investment income	(0.022)		(0.039)	(0.007)	—	(b)	—	(b)	(0.005)	(0.014)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	— (b)	— (b)

Total distributions(c)	(0.022)		(0.039)	(0.007)	—	(b)	—	(b)	(0.005)	(0.014)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.18%		4.02%	0.74%	0.03%		—	%(e)	0.46%	1.38%

Net assets, end of period (in 000’s)	$11		$11	$34	$39		$39		$53	$10

Ratio of net expenses to average net assets	1.18	%(f)	1.18%	0.79%	0.12%		0.24	%(f)	0.79%	1.18%

Ratio of total expenses to average net assets	1.19	%(f)	1.19%	1.20%	1.20%		1.22	%(f)	1.21%	1.21%

Ratio of net investment income (loss) to average net assets	4.34	%(f)	3.87%	0.62%	(0.01)%		(0.08	)%(f)	0.24%	1.38%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Class D Shares

	Six Months Ended May 31, 2024 (Unaudited)		Period Ended November 30, 2023(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00

Net investment income(b)	0.027		0.043

Net realized loss	—	(c)	(0.001)

Total from investment operations	0.027		0.042

Distributions to shareholders from net investment income	(0.027)		(0.042)

Distributions to shareholders from net realized gains	—	(c)	—	(c)

Total distributions(d)	(0.027)		(0.042)

Net asset value, end of period	$1.00		$1.00

Total Return(e)	2.69%		4.30%

Net assets, end of period (in 000’s)	$13,255		$6,124

Ratio of net expenses to average net assets	0.18	%(f)	0.18	%(f)

Ratio of total expenses to average net assets	0.20	%(f)	0.19	%(f)

Ratio of net investment income to average net assets	5.32	%(f)	5.17	%(f)

(a)	Commenced operations on January 31, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Class I Shares

	Six Months Ended						For the
	May 31, 2024		Year Ended November 30,				Period Ended		Year Ended August 31,
	(Unaudited)		2023	2022	2021		November 30, 2020†		2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.027		0.050	0.013	—	(b)	—	(b)	0.011	0.024

Net realized gain (loss)	—	(b)	(0.001)	— (b)	—	(b)	—	(b)	0.001	— (b)

Total from investment operations	0.027		0.049	0.013	—	(b)	—	(b)	0.012	0.024

Distributions to shareholders from net investment income	(0.027)		(0.049)	(0.013)	—	(b)	—	(b)	(0.012)	(0.024)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	—	(b)	—	(b)	— (b)	— (b)

Total distributions(c)	(0.027)		(0.049)	(0.013)	—	(b)	—	(b)	(0.012)	(0.024)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.69%		5.06%	1.35%	0.04%		0.02%		1.22%	2.40%

Net assets, end of period (in 000’s)	$6,319,459		$6,386,610	$5,066,681	$1,400,101		$1,527,628		$2,025,657	$1,316,874

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.18%	0.12%		0.18	%(e)	0.18%	0.18%

Ratio of total expenses to average net assets	0.20	%(e)	0.19%	0.20%	0.20%		0.22	%(e)	0.21%	0.21%

Ratio of net investment income (loss) to average net assets	5.32	%(e)	4.95%	1.93%	—	%(f)	(0.02	)%(e)	1.11%	2.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Service Shares

	Six Months Ended						For the
	May 31, 2024		Year Ended November 30,				Period Ended		Year Ended August 31,
	(Unaudited)		2023	2022	2021		November 30, 2020†		2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.024		0.044	0.010	—	(b)	—	(b)	0.006	0.018

Net realized gain	—	(b)	— (b)	— (b)	—	(b)	—	(b)	0.002	0.001

Total from investment operations	0.024		0.044	0.010	—	(b)	—	(b)	0.008	0.019

Distributions to shareholders from net investment income	(0.024)		(0.044)	(0.010)	—	(b)	—	(b)	(0.008)	(0.019)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	— (b)	— (b)

Total distributions(c)	(0.024)		(0.044)	(0.010)	—	(b)	—	(b)	(0.008)	(0.019)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.44%		4.54%	1.00%	0.03%		—	%(e)	0.78%	1.89%

Net assets, end of period (in 000’s)	$15,650		$35,861	$49,040	$63,427		$50,167		$56,453	$30,615

Ratio of net expenses to average net assets	0.68	%(f)	0.68%	0.54%	0.12%		0.24	%(f)	0.62%	0.68%

Ratio of total expenses to average net assets	0.70	%(f)	0.69%	0.70%	0.70%		0.72	%(f)	0.71%	0.71%

Ratio of net investment income (loss) to average net assets	4.82	%(f)	4.40%	1.14%	(0.01)%		(0.08	)%(f)	0.62%	1.75%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Administration Shares

	Six Months Ended						For the
	May 31, 2024		Year Ended November 30,				Period Ended		Year Ended August 31,
	(Unaudited)		2023	2022	2021		November 30, 2020†		2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.048	0.012	—	(b)	—	(b)	0.009	0.021

Net realized gain (loss)	—	(b)	(0.001)	— (b)	—	(b)	—	(b)	0.001	— (b)

Total from investment operations	0.025		0.047	0.012	—	(b)	—	(b)	0.010	0.021

Distributions to shareholders from net investment income	(0.025)		(0.047)	(0.012)	—	(b)	—	(b)	(0.010)	(0.021)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	— (b)	— (b)

Total distributions(c)	(0.025)		(0.047)	(0.012)	—	(b)	—	(b)	(0.010)	(0.021)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.57%		4.80%	1.17%	0.03%		—	%(e)	0.98%	2.14%

Net assets, end of period (in 000’s)	$347,979		$297,597	$130,172	$40,662		$31,792		$33,860	$31,188

Ratio of net expenses to average net assets	0.43	%(f)	0.43%	0.39%	0.12%		0.24	%(f)	0.42%	0.43%

Ratio of total expenses to average net assets	0.45	%(f)	0.44%	0.45%	0.45%		0.47	%(f)	0.46%	0.46%

Ratio of net investment income (loss) to average net assets	5.07	%(f)	4.77%	1.64%	(0.01)%		(0.08	)%(f)	0.90%	2.12%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Cash Management Shares

	Six Months Ended						For the
	May 31, 2024		Year Ended November 30,				Period Ended		Year Ended August 31,
	(Unaudited)		2023	2022	2021		November 30, 2020†		2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.023		0.041	0.008	—	(b)	—	(b)	0.004	0.016

Net realized gain	—	(b)	— (b)	— (b)	—	(b)	—	(b)	0.002	— (b)

Total from investment operations	0.023		0.041	0.008	—	(b)	—	(b)	0.006	0.016

Distributions to shareholders from net investment income	(0.023)		(0.041)	(0.008)	—	(b)	—	(b)	(0.006)	(0.016)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	— (b)	— (b)

Total distributions(c)	(0.023)		(0.041)	(0.008)	—	(b)	—	(b)	(0.006)	(0.016)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	2.29%		4.22%	0.83%	0.03%		—	%(e)	0.58%	1.58%

Net assets, end of period (in 000’s)	$21,089		$25,776	$35,614	$61,039		$49,812		$52,017	$21,414

Ratio of net expenses to average net assets	0.98	%(f)	0.98%	0.61%	0.12%		0.24	%(f)	0.76%	0.98%

Ratio of total expenses to average net assets	1.00	%(f)	0.99%	1.00%	1.00%		1.02	%(f)	1.01%	1.01%

Ratio of net investment income (loss) to average net assets	4.52	%(f)	4.08%	0.75%	—	%(e)	(0.08	)%(f)	0.38%	1.60%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Class A Shares

	Six Months Ended						For the
	May 31, 2024		Year Ended November 30,				Period Ended		Year Ended August 31,
	(Unaudited)		2023	2022	2021		November 30, 2020†		2020	2019
Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.015		0.028	0.006	—	(b)	—	(b)	0.005	0.012

Net realized gain	—		—	— (b)	—	(b)	—	(b)	0.001	— (b)

Total from investment operations	0.015		0.028	0.006	—	(b)	—	(b)	0.006	0.012

Distributions to shareholders from net investment income	(0.015)		(0.028)	(0.006)	—	(b)	—	(b)	(0.006)	(0.012)

Distributions to shareholders from net realized gains	—	(b)	—	—	—	(b)	—		—	— (b)

Total distributions(c)	(0.015)		(0.028)	(0.006)	—	(b)	—	(b)	(0.006)	(0.012)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	1.53%		2.80%	0.58%	0.01%		—	%(e)	0.55%	1.16%

Net assets, end of period (in 000’s)	$56,877		$49,348	$21,573	$8,728		$10,756		$16,678	$14,846

Ratio of net expenses to average net assets	0.45	%(f)	0.43%	0.36%	0.04%		0.13	%(f)	0.36%	0.43%

Ratio of total expenses to average net assets	0.47	%(f)	0.44%	0.46%	0.45%		0.48	%(f)	0.45%	0.45%

Ratio of net investment income to average net assets	3.03	%(f)	2.80%	0.78%	0.01%		0.01	%(f)	0.42%	1.11%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Class C Shares

	Six Months Ended						For the
	May 31, 2024		Year Ended November 30,				Period Ended		Year Ended August 31,
	(Unaudited)		2023	2022	2021		November 30, 2020†		2020	2019
Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.012		0.020	0.003	—		—		0.001	0.004

Net realized gain	—		—	— (b)	—	(b)	—	(b)	— (b)	— (b)

Total from investment operations	0.012		0.020	0.003	—	(b)	—	(b)	0.001	0.004

Distributions to shareholders from net investment income	(0.012)		(0.020)	(0.003)	—		—	(b)	(0.001)	(0.004)

Distributions to shareholders from net realized gains	—	(b)	—	—	—	(b)	—		—	— (b)

Total distributions(c)	(0.012)		(0.020)	(0.003)	—	(b)	—	(b)	(0.001)	(0.004)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	1.15%		2.04%	0.25%	0.01%		—	%(e)	0.12%	0.41%

Net assets, end of period (in 000’s)	$9		$9	$9	$9		$29		$29	$9

Ratio of net expenses to average net assets	1.20	%(f)	1.18%	0.66%	0.04%		0.13	%(f)	0.55%	1.19%

Ratio of total expenses to average net assets	1.22	%(f)	1.19%	1.21%	1.20%		1.23	%(f)	1.20%	1.20%

Ratio of net investment income to average net assets	2.30	%(f)	1.96%	0.25%	—	%(e)	0.01	%(f)	0.14%	0.39%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Class I Shares

	Six Months Ended						For the
	May 31, 2024		Year Ended November 30,				Period Ended		Year Ended August 31,
	(Unaudited)		2023	2022	2021		November 30, 2020†		2020	2019
Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.016		0.030	0.008	—	(b)	—	(b)	0.007	0.014

Net realized gain	—		—	— (b)	—	(b)	—	(b)	— (b)	— (b)

Total from investment operations	0.016		0.030	0.008	—	(b)	—	(b)	0.007	0.014

Distributions to shareholders from net investment income	(0.016)		(0.030)	(0.008)	—	(b)	—	(b)	(0.007)	(0.014)

Distributions to shareholders from net realized gains	—	(b)	—	—	—	(b)	—		—	— (b)

Total distributions(c)	(0.016)		(0.030)	(0.008)	—	(b)	—	(b)	(0.007)	(0.014)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	1.65%		3.06%	0.76%	0.01%		—	%(e)	0.75%	1.42%

Net assets, end of period (in 000’s)	$2,169,265		$2,077,493	$2,046,960	$1,559,836		$1,361,639		$1,511,106	$1,444,641

Ratio of net expenses to average net assets	0.20	%(f)	0.18%	0.16%	0.04%		0.13	%(f)	0.18%	0.18%

Ratio of total expenses to average net assets	0.22	%(f)	0.19%	0.21%	0.20%		0.23	%(f)	0.20%	0.20%

Ratio of net investment income to average net assets	3.28	%(f)	3.01%	0.80%	0.01%		0.01	%(f)	0.73%	1.40%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Service Shares

	Six Months Ended						For the
	May 31, 2024		Year Ended November 30,				Period Ended		Year Ended August 31,
	(Unaudited)		2023	2022	2021		November 30, 2020†		2020	2019
Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.014		0.024	0.004	—	(b)	—	(b)	0.005	0.009

Net realized loss	—		—	— (b)	—	(b)	—	(b)	(0.001)	— (b)

Total from investment operations	0.014		0.024	0.004	—	(b)	—	(b)	0.004	0.009

Distributions to shareholders from net investment income	(0.014)		(0.024)	(0.004)	—	(b)	—	(b)	(0.004)	(0.009)

Distributions to shareholders from net realized gains	—	(b)	—	—	—	(b)	—		—	— (b)

Total distributions(c)	(0.014)		(0.024)	(0.004)	—	(b)	—	(b)	(0.004)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	1.40%		2.55%	0.44%	0.01%		—	%(e)	0.39%	0.91%

Net assets, end of period (in 000’s)	$233		$239	$821	$833		$820		$818	$2,102

Ratio of net expenses to average net assets	0.70	%(f)	0.68%	0.48%	0.04%		0.13	%(f)	0.56%	0.68%

Ratio of total expenses to average net assets	0.72	%(f)	0.69%	0.71%	0.70%		0.73	%(f)	0.70%	0.70%

Ratio of net investment income to average net assets	2.78	%(f)	2.37%	0.44%	0.01%		0.01	%(f)	0.45%	0.91%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Preferred Shares

	Six Months Ended						For the
	May 31, 2024		Year Ended November 30,				Period Ended		Year Ended August 31,
	(Unaudited)		2023	2022	2021		November 30, 2020†		2020	2019
Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$(1.00)	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.016		0.028	0.007	—	(b)	—	(b)	0.005	0.013

Net realized gain	—		—	— (b)	—	(b)	—	(b)	0.002	— (b)

Total from investment operations	0.016		0.028	0.007	—	(b)	—	(b)	0.007	0.013

Distributions to shareholders from net investment income	(0.016)		(0.028)	(0.007)	—	(b)	—	(b)	(0.007)	(0.013)

Distributions to shareholders from net realized gains	—	(b)	—	—	—	(b)	—		—	— (b)

Total distributions(c)	(0.016)		(0.028)	(0.007)	—	(b)	—	(b)	(0.007)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	1.60%		2.96%	0.68%	0.01%		—	%(e)	0.66%	1.32%

Net assets, end of period (in 000’s)	$614		$255	$603	$109		$278		$91	$61

Ratio of net expenses to average net assets	0.30	%(f)	0.28%	0.24%	0.04%		0.13	%(f)	0.26%	0.28%

Ratio of total expenses to average net assets	0.32	%(f)	0.29%	0.31%	0.30%		0.33	%(f)	0.30%	0.30%

Ratio of net investment income to average net assets	3.22	%(f)	2.84%	1.01%	0.01%		0.01	%(f)	0.45%	1.31%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Administration Shares

	Six Months Ended						For the
	May 31, 2024		Year Ended November 30,				Period Ended		Year Ended August 31,
	(Unaudited)		2023	2022	2021		November 30, 2020†		2020	2019
Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income(a)	0.015		0.026	0.006	—	(b)	—	(b)	0.006	0.012

Net realized gain	—		—	— (b)	—	(b)	—	(b)	— (b)	— (b)

Total from investment operations	0.015		0.026	0.006	—	(b)	—	(b)	0.006	0.012

Distributions to shareholders from net investment income	(0.015)		(0.026)	(0.006)	—	(b)	—	(b)	(0.006)	(0.012)

Distributions to shareholders from net realized gains	—	(b)	—	—	—	(b)	—		—	— (b)

Total distributions(c)	(0.015)		(0.026)	(0.006)	—	(b)	—	(b)	(0.006)	(0.012)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)	1.53%		2.80%	0.58%	0.01%		—	%(e)	0.55%	1.16%

Net assets, end of period (in 000’s)	$1,479		$3,069	$20,022	$314		$305		$305	$298

Ratio of net expenses to average net assets	0.45	%(f)	0.43%	0.38%	0.04%		0.13	%(f)	0.37%	0.43%

Ratio of total expenses to average net assets	0.47	%(f)	0.44%	0.46%	0.45%		0.48	%(f)	0.45%	0.45%

Ratio of net investment income to average net assets	3.03	%(f)	2.61%	0.70%	0.01%		0.01	%(f)	0.55%	1.18%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements May 31, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Investor Money Market Fund	A, C, D, I, Service, Administration and Cash Management	Diversified

Investor Tax-Exempt Money Market Fund	A, C, I, Service, Preferred and Administration	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

The Funds have adopted policies and procedures that allow the Trustees to impose a liquidity fee if the Trustees determine that it is in the best interests of a Fund to do so.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders

37

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

38

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2024, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B. Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Preferred, Administration, Service and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

39

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended May 31, 2024, Goldman Sachs did not retain any CDSCs with respect to Class C Shares of the Investor Money Market and Investor Tax-Exempt Money Market Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F. Other Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least March 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G. Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate and the transfer agency fee rate is 0.16% and 0.01%, respectively, for the Investor Money Market and Investor Tax-Exempt Money Market Funds.

	Class A Shares	Class C Shares	Service Shares	Preferred Shares(a)	Administration Share	Cash Management Shares

Administration, Service and/or Shareholder Administration Fees[1]	N/A	0.25%	0.25%	0.10%	0.25%	0.50%

Distribution and/or Service (12b-1) Fees	0.25%	0.75%(b)	0.25%(c)	N/A	N/A	0.30%(b)

N/A	— Fees not applicable to respective share class

(a)	Tax-Exempt Money Market Fund only.

1	Class I Shares and Class D Shares have no Administration, Service, Shareholder Administration or Distribution and/or Service (12b-1) fees.

(b)	Distribution (12b-1) fee only.

(c)	Service (12b-1) fee only.

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

For the six months ended May 31, 2024, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Other Expense Reimbursements	Total Expense Reductions

Investor Money Market Fund	$ 514	$ 514

Investor Tax-Exempt Money Market Fund	277	277

For the six months ended May 31, 2024, the net effective management fee rate was 0.16% for the Investor Money Market and for Investor Tax-Exempt Money Market.

H. Other Transactions with Affiliates — Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the six months ended May 31, 2024, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

40

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Purchases	Sales	Net Realized Gain/(Loss)

Investor Money Market Fund	$203,420,000	$—	$—

Investor Tax-Exempt Money Market Fund	3,500,000	—	—

As of May 31, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Class C Shares

Investor Money Market	100%

Investor Tax-Exempt Money Market	100

I. Line of Credit Facility — As of May 31, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2023, the Funds’ certain timing differences on a tax basis were as follows:

	Investor Money Market Fund	Investor Tax- Exempt Money Market Fund

Timing differences — Dividends Payable	$ (1,172,647)	$ (4,631,062)

The aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Geographic and Sector Risk — The Investor Tax-Exempt Money Market Fund may invest a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, which may subject the value of the Fund’s investments to risks associated with an adverse economic, business, political or environmental development affecting that state, region or sector.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments.

41

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

6. OTHER RISKS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect a Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial Development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

42

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

43

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Investor Money Market

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Class A Shares

Shares sold	1,463,692,079	2,318,926,844

Reinvestment of distributions	50,823,105	54,364,832

Shares redeemed	(973,453,453)	(1,087,636,298)

	541,061,731	1,285,655,378

Class C Shares

Shares sold	—	15,054

Reinvestment of distributions	238	682

Shares redeemed	—	(38,765)

	238	(23,029)

Class D Shares

Shares sold	26,973,386	24,631,328

Reinvestment of distributions	290,608	201,942

Shares redeemed	(20,131,905)	(18,709,384)

	7,132,089	6,123,886

Class I Shares

Shares sold	3,278,967,373	8,241,879,709

Reinvestment of distributions	165,230,958	289,971,629

Shares redeemed	(3,511,134,572)	(7,212,123,001)

	(66,936,241)	1,319,728,337

Service Shares

Shares sold	29,032,806	101,179,709

Reinvestment of distributions	522,931	2,145,027

Shares redeemed	(49,766,424)	(116,506,083)

	(20,210,687)	(13,181,347)

Administration Shares

Shares sold	226,177,307	444,992,047

Reinvestment of distributions	7,991,027	10,560,449

Shares redeemed	(183,773,300)	(288,129,930)

	50,395,034	167,422,566

Cash Management Shares

Shares sold	68,945,296	141,771,657

Reinvestment of distributions	573,591	1,413,408

Shares redeemed	(74,204,862)	(153,024,549)

	(4,685,975)	(9,839,484)

Resource Shares*

Reinvestment of distributions	—	255

Shares redeemed	—	(11,018)

	—	(10,763)

NET INCREASE IN SHARES	506,756,189	2,755,875,544

*	Resource Shares liquidated on July 14, 2023.

44

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Investor Tax-Exempt Money Market

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Class A Shares

Shares sold	32,760,983	67,589,048

Reinvestment of distributions	807,405	1,043,041

Shares redeemed	(26,038,689)	(40,858,178)

	7,529,699	27,773,911

Class C Shares

Shares sold	—	30,000

Reinvestment of distributions	106	317

Shares redeemed	—	(30,132)

	106	185

Class I Shares

Shares sold	1,316,843,676	2,745,237,169

Reinvestment of distributions	8,171,824	10,250,744

Shares redeemed	(1,233,231,354)	(2,724,966,975)

	91,784,146	30,520,938

Capital Shares*

Reinvestment of distributions	3	30

Shares redeemed	(1,072)	—

	(1,069)	30

Service Shares

Shares sold	49,713	150,825

Reinvestment of distributions	99	3,960

Shares redeemed	(56,050)	(737,293)

	(6,238)	(582,508)

Preferred Shares

Shares sold	515,974	893,608

Reinvestment of distributions	3,393	6,472

Shares redeemed	(160,702)	(1,248,092)

	358,665	(348,012)

Select Shares*

Reinvestment of distributions	2	31

Shares redeemed	(1,079)	—

	(1,077)	31

Administration Shares

Shares sold	4,075	5,091,481

Reinvestment of distributions	9,934	236,821

Shares redeemed	(1,604,170)	(22,281,778)

	(1,590,161)	(16,953,476)

45

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) May 31, 2024 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

	Investor Tax-Exempt Money Market

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Cash Management Shares*

Shares sold	—	12,000

Reinvestment of distributions	2	39

Shares redeemed	(1,635)	(12,000)

	(1,633)	39

Premier Shares*

Reinvestment of distributions	3	28

Shares redeemed	(1,062)	—

	(1,059)	28

Resource Shares*

Reinvestment of distributions	—	13

Shares redeemed	—	(1,032)

	—	(1,019)

NET INCREASE IN SHARES	98,071,379	40,410,147

*	Resource Shares liquidated on July 14, 2023 and Capital, Premier, Select and Cash Management Shares liquidated on January 12, 2024.

46

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Fund Expenses — Six Month Period Ended May 31, 2024 (Unaudited)

As a shareholder of Class A Shares, Class C Shares, Class D Shares, Class I Shares, Service Shares, Preferred Shares, Administration Shares or Cash Management Shares of a Fund you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to Class C Shares); and (2) ongoing costs, including management fees and distribution, service, administration and/or shareholder administration fees (with respect to all share classes except Class I Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A Shares, Class C Shares, Class D Shares, Class I Shares, Service Shares, Preferred Shares, Administration Shares or Cash Management Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2023 through May 31, 2024, which represents a period of 183 days in a 366-day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Investor Money Market Fund			Investor Tax-Exempt Money Market Fund
Share Class	Beginning Account Value 12/1/23	Ending Account Value 5/31/24	Expenses Paid for the 6 months ended 5/31/24*	Beginning Account Value 12/1/23	Ending Account Value 5/31/24	Expenses Paid for the 6 months ended 5/31/24*
Class A Shares
Actual	$1,000.00	$1,025.60	$2.18	$1,000.00	$1,015.13	$2.17
Hypothetical 5% return	1,000.00	1,022.85+	2.17	1,000.00	1,022.85+	2.17
Class C Shares
Actual	1,000.00	1,021.79	5.91	1,000.00	1,011.35	5.83
Hypothetical 5% return	1,000.00	1,019.15+	5.91	1,000.00	1,019.20+	5.86
Class D Shares
Actual	1,000.00	1,026.87	0.91	N/A	N/A	N/A
Hypothetical 5% return	1,000.00	1,024.10+	0.91	N/A	N/A	N/A
Class I Shares
Actual	1,000.00	1,026.87	0.91	1,000.00	1,016.39	0.91
Hypothetical 5% return	1,000.00	1,024.10+	0.91	1,000.00	1,024.10+	0.91
Service Shares
Actual	1,000.00	1,024.33	3.44	1,000.00	1,013.87	3.42
Hypothetical 5% return	1,000.00	1,021.60+	3.44	1,000.00	1,021.60+	3.44
Preferred Shares
Actual	N/A	N/A	N/A	1,000.00	1,015.88	1.41
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,023.60+	1.42
Administration Shares
Actual	1,000.00	1,025.60	2.18	1,000.00	1,015.13	2.17
Hypothetical 5% return	1,000.00	1,022.85+	2.17	1,000.00	1,022.85+	2.17
Cash Management Shares
Actual	1,000.00	1,022.80	4.96	N/A	N/A	N/A
Hypothetical 5% return	1,000.00	1,020.10+	4.95	N/A	N/A	N/A

*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Class D Shares	Class I Shares	Service Shares	Preferred Shares	Administration Shares	Cash Management Shares
Investor Money Market Fund	0.43%	1.18%	0.18%	0.18%	0.68%	N/A	0.43%	0.98%
Investor Tax-Exempt Money Market Fund	0.45	1.20	N/A	0.20	0.70	0.30%	0.45	N/A

47

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FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.56 trillion in assets under supervision as of March 31, 2024, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund
∎	U.S. Mortgages Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Dynamic Bond Fund[6]
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Emerging Markets Credit Fund
∎	Short Duration High Yield Fund[4]

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Enhanced Core Equity Fund[5]
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Strategy Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Goldman Sachs GQC Partners International Opportunities Fund

[1]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[2]

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[3]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account or deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[4]	Effective after the close of business on April 17, 2024, the Goldman Sachs Long Short Credit Strategies Fund was renamed the Goldman Sachs Short Duration High Yield Fund.
[5]	Effective after the close of business on February 13, 2024, the Goldman Sachs Flexible Cap Fund was renamed the Goldman Sachs Enhanced Core Equity Fund.
[6]	Effective after the close of business on June 17, 2024, the Goldman Sachs Strategic Income Fund was renamed the Goldman Sachs Dynamic Bond Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

49

TRUSTEES TRUSTEES (continued) Gregory G. Weaver, Chair James A. McNamara Cheryl K. Beebe Lawrence W. Stranghoener Dwight L. Bush Paul C. Wirth Kathryn A. Cassidy John G. Chou Joaquin Delgado OFFICERS Eileen H. Dowling James A. McNamara, President Lawrence Hughes Joseph F. DiMaria, Principal Financial Officer, John F. Killian Principal Accounting Officer and Treasurer Steven D. Krichmar Robert Griffith, Secretary Michael Latham GOLDMAN SACHS & CO. LLC GOLDMAN SACHS ASSET MANAGEMENT, L.P. Distributor and Transfer Agent Investment Adviser Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www. sec.gov. Goldman Sachs & Co. LLC (“Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances. Fund holdings and allocations shown are as of May 31, 2024 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Goldman Sachs Investor FundsSM is a registered service mark of Goldman Sachs & Co LLC. The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Intermediary or from Goldman Sachs & Co LLC by calling (Class A Shares or Class C Shares – 1-800-526-7384) (all other share classes – 1-800-621-2550). © 2024 Goldman Sachs. All rights reserved. 377674-OTU-2063292 IMMITEMMSAR-24

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 14(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not Applicable.

(b)	Not Applicable.

ITEM 14.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	July 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	July 19, 2024

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	July 19, 2024